UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08821
Rydex Variable Trust

(Exact name of registrant as specified in charter)
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)
Carl G. Verboncoeur
Rydex Variable Trust
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code:	301-296-5100

Date of fiscal year end:	December 31, 2008

Date of reporting period:	September 30, 2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
Rydex Series NQ
Absolute Return Strategies
Alternative Strategies Allocation
Amerigo
Banking
Basic Materials
Berolina
Biotechnology
Clermont
Commodities Strategy
Consumer Products
Dow 2x Strategy
Electronics
Energy
Energy Services
Essential Portfolio Aggressive
Essential Portfolio Conservative
Essential Portfolio Moderate
Europe 1.25x Strategy
Financial Services
Govt Long Bond 1.2x Strategy
Health Care
Hedged Equity
International Rotation
Internet
Inverse Dow 2x Strategy
Inverse Govt Long Bond Strategy
Inverse Mid-Cap Strategy
Inverse NASDAQ-100® Strategy
Inverse Russell 2000® Strategy
Inverse S&P 500 Strategy
Japan 1.25x Strategy
Large-Cap Growth
Large-Cap Value
Leisure
Mid-Cap 1.5x Strategy
Mid-Cap Growth
Mid-Cap Value
Multi-Cap Core Equity
NASDAQ-100®
NASDAQ-100® 2x Strategy
Nova
Precious Metals
Real Estate
Retailing
Russell 2000® 1.5x Strategy
Russell 2000® 2x Strategy
S&P 500 2x Strategy
Sector Rotation
Small-Cap Growth
Small-Cap Value
Strengthening Dolllar 2x Strategy
Technology
Telecommunications
Transportation
US Govt Money Market
Utilities
Weakening Dollar 2x Strategy

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

COMMON STOCKS 52.7%

FINANCIALS 9.2%
Darwin Professional Underwriters, Inc.*	7,036	$218,890
Charles Schwab Corp.§	7,109	184,834
Nationwide Financial Services, Inc.	3,706	182,817
Allied World Assurance Company Holdings Ltd	4,886	173,551
Aon Corp.§	3,621	162,800
Hilb Rogal & Hobbs Co.	3,041	142,136
Loews Corp.§	2,987	117,957
Travelers Companies, Inc.§	2,609	117,927
Plum Creek Timber Co., Inc. (REIT)§	2,114	105,404
Annaly Capital Management, Inc.	7,243	97,418
Castlepoint Holdings Ltd.	8,741	97,287
MetLife, Inc.§	1,648	92,288
Blackrock, Inc.	456	88,692
Axis Capital Holdings Ltd.	2,763	87,615
JPMorgan Chase & Co.§	1,816	84,807
PartnerRe Ltd.	1,235	84,091
Hanover Insurance Group, Inc.§	1,816	82,664
Unum Group§	3,215	80,697
AFLAC, Inc.§	1,269	74,554
Philadelphia Consolidated Holding Corp.*	1,225	71,748
Invesco Ltd.§	3,383	70,975
Transatlantic Holdings, Inc.	1,275	69,296
Liberty Media Corp — Capital*	5,065	67,770
Federated Investors, Inc. — Class B§	2,302	66,413
Arthur J. Gallagher & Co.§	2,585	66,331
Chubb Corp.§	1,057	58,029
Hudson City Bancorp, Inc.§	3,135	57,841
Allstate Corp.§	1,225	56,497
T. Rowe Price Group, Inc.§	1,037	55,697
ProLogis§	1,349	55,673
Janus Capital Group, Inc.§	2,148	52,154
Goldman Sachs Group, Inc.§	352	45,056
Ameriprise Financial, Inc.§	1,081	41,294
Health Care REIT, Inc.§	675	35,930
Northern Trust Corp.§	496	35,811
Hartford Financial Services Group, Inc.§	729	29,882
Nationwide Health Properties, Inc.§	769	27,669
Everest Re Group Ltd.§	308	26,651
HCP, Inc.§	641	25,723

		Market
	Shares	Value

People’s United Financial, Inc.	1,289	$24,813
Host Hotels & Resorts, Inc.§	1,806	24,002
W.R. Berkley Corp.§	1,007	23,715
American Financial Group, Inc.§	789	23,276
Cincinnati Financial Corp. §	759	21,586
State Street Corp.§	372	21,159
Macerich Co.§	318	20,241
Waddell & Reed Financial, Inc. — Class A§	645	15,964
Protective Life Corp.§	506	14,426
Genworth Financial, Inc. — Class A§	1,464	12,605
NYSE Euronext§	224	8,776
Endurance Specialty Holdings Ltd.	218	6,741
Jones Lang LaSalle, Inc.§	124	5,392
IntercontinentalExchange, Inc.*§	40	3,227
Leucadia National Corp.§	50	2,272
Total Financials		3,521,064

HEALTH CARE 8.3%
Thermo Fisher Scientific, Inc.*§	4,306	236,830
Applied Biosystems Inc.	6,344	217,282
Apria Healthcare Group, Inc.*	11,519	210,107
Baxter International, Inc.§	3,131	205,488
Alpharma, Inc. — Class A*	5,570	205,477
Genentech, Inc.*	2,275	201,747
Vital Signs, Inc.	2,584	190,958
Datascope Corp.	3,312	170,999
HLTH Corp.*	11,843	135,365
Barr Pharmaceuticals, Inc.*	1,706	111,402
LifePoint Hospitals, Inc.*§	2,708	87,035
Hill-Rom Holdings, Inc. §	2,698	81,776
C.R. Bard, Inc.§	859	81,493
ImClone Systems, Inc.*	1,285	80,235
WellPoint, Inc.*§	1,592	74,458
Express Scripts, Inc.*§	943	69,612
Covance, Inc.* §	685	60,561
Pfizer, Inc.§	3,239	59,727
Millipore Corp.*§	829	57,035
Techne Corp.*§	769	55,460
Charles River Laboratories International, Inc.*§	809	44,924
DENTSPLY International, Inc.§	1,155	43,359
Medco Health Solutions, Inc.*§	893	40,185

 1

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Pharmaceutical Product Development, Inc.§	937	$38,745
Hologic, Inc.*§	1,920	37,114
McKesson Corp.§	645	34,707
Aetna, Inc.§	933	33,691
Biogen Idec, Inc.*§	641	32,236
Quest Diagnostics, Inc.§	541	27,953
Perrigo Co. §	621	23,884
Coventry Health Care, Inc.*§	486	15,819
Community Health Systems, Inc.*§	506	14,831
Illumina, Inc.*	356	14,429
Waters Corp.*§	228	13,265
Amgen, Inc.*§	218	12,921
BioMarin Pharmaceuticals, Inc.*	446	11,815
PerkinElmer, Inc.§	382	9,539
Medtronic, Inc.§	188	9,419
Bio-Rad Laboratories, Inc. — Class A*	94	9,317
Inverness Medical Innovations*	49	9,310
Humana, Inc.*§	218	8,982
Bruker BioSciences Corp.*	655	8,731
Alcon, Inc. — SP ADR	54	8,722
Parexel International Corp.*	272	7,796
Covidien Ltd.§	134	7,204
Varian, Inc.*§	138	5,920
Intuitive Surgical, Inc.*§	24	5,784
Becton, Dickinson & Co.§	70	5,618
St. Jude Medical, Inc.*§	114	4,958
Zimmer Holdings, Inc.*§	74	4,777
Cephalon, Inc.* §	50	3,874
Varian Medical Systems, Inc.*§	64	3,656
Alexion Pharmaceuticals, Inc.*	70	2,751
Myriad Genetics, Inc.*	40	2,595
OSI Pharmaceuticals, Inc.*	50	2,464
United Therapeutics Corp.*	20	2,103
Vertex Pharmaceuticals, Inc.*§	50	1,662
Inverness Medical Innovations, Inc.*	44	1,320
Total Health Care		3,159,427

CONSUMER DISCRETIONARY 6.0%
Nike, Inc. — Class B §	2,853	190,866
McDonald’s Corp.§	2,708	167,084
Landry’s Restaurants, Inc. †	10,670	165,918
Wendy’s/Arby’s Group, Inc. - Class A	26,579	139,804

		Market
	Shares	Value

Hasbro, Inc. §	3,299	$114,541
Service Corporation International§	13,448	112,425
Amazon.com, Inc.*§	1,518	110,450
Burger King Holdings, Inc.	3,581	87,949
Regal Entertainment Group — Class A	5,304	83,697
Stewart Enterprises, Inc. — Class A	10,556	82,970
TJX Companies, Inc.§	2,688	82,038
Walt Disney Co.§	1,756	53,892
Comcast Corp. — Class A§	2,457	48,231
Mohawk Industries, Inc.*§	709	47,780
Home Depot, Inc.§	1,796	46,498
Time Warner, Inc.§	3,269	42,857
Liberty Global, Inc. — Class A*	1,299	39,360
DIRECTV Group, Inc.*§	1,379	36,088
Lowe’s Companies, Inc. §	1,504	35,630
Royal Caribbean Cruises Ltd.	1,682	34,902
GameStop Corp. — Class A*§	997	34,107
Carnival Corp.§	963	34,042
CKX, Inc.*	5,383	33,159
DreamWorks Animation SKG, Inc. — Class A*§	927	29,154
BorgWarner, Inc.§	883	28,936
DeVry, Inc.§	551	27,297
Bluegreen Corp.*	3,945	27,260
Ross Stores, Inc.§	735	27,055
CTC Media, Inc.*	1,618	24,270
LKQ Corp.*	1,409	23,911
Yum! Brands, Inc. §	665	21,686
Hanesbrands, Inc.*§	859	18,683
Snap-On, Inc.§	342	18,010
Whirlpool Corp.§	218	17,285
Central European Media Enterprises Ltd. — Class A* †	258	16,873
Strayer Education, Inc.§	64	12,817
Discovery Communications, Inc. — Class A*	840	11,970
Discovery Communications, Inc.*	840	11,894
Penske Auto Group, Inc. †	1,007	11,550
priceline.com, Inc.* §	164	11,223
Barnes & Noble, Inc.§	426	11,110
Johnson Controls, Inc.§	298	9,038
Apollo Group, Inc. — Class A*§	138	8,183
Big Lots, Inc.*§	282	7,848

 2

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Tiffany & Co.§	218	$7,743
Autoliv, Inc.	218	7,358
Dick’s Sporting Goods, Inc.*§	352	6,892
CBS Corp.§	456	6,648
Weight Watchers International, Inc.	178	6,515
Urban Outfitters, Inc.*§	158	5,035
Matthews International Corp. — Class A§	94	4,770
Corinthian Colleges, Inc.*§	302	4,530
TRW Automotive Holdings Corp.*	282	4,487
AutoZone, Inc.*§	34	4,194
Regis Corp.§	148	4,070
Sotheby’s §	188	3,771
Coinstar, Inc.*	104	3,328
ITT Educational Services, Inc.*§	40	3,236
Capella Education Co.*	64	2,743
Advance Auto Parts, Inc.§	60	2,380
Ascent Media Corp. — Class A*	83	2,026
M.D.C. Holdings, Inc.§	30	1,098
Total Consumer Discretionary		2,281,165

UTILITIES 5.8%
Puget Energy, Inc.	8,676	231,649
Constellation Energy Group, Inc.	8,087	196,514
UGI Corp.	7,267	187,343
TECO Energy, Inc.§	10,140	159,502
TransAlta Corp. †	5,685	156,224
Calpine Corp.*	11,261	146,393
FirstEnergy Corp.§	2,014	134,918
Public Service Enterprise Group, Inc.§	3,423	112,240
Questar Corp.§	2,480	101,482
Energen Corp.§	2,188	99,073
Atmos Energy Corp.	3,322	88,432
American Water Works Company, Inc.	3,994	85,871
National Fuel Gas Co. §	1,910	80,564
MDU Resources Group, Inc.§	2,772	80,388
Pepco Holdings, Inc.§	3,404	77,986
DTE Energy Co.§	1,836	73,660
DPL, Inc.§	2,763	68,522
Oneok, Inc.§	967	33,265
AES Corp.*§	2,421	28,301
Xcel Energy, Inc.§	1,404	28,066
Equitable Resources, Inc.§	631	23,145
Exelon Corp.§	268	16,782

		Market
	Shares	Value

SCANA Corp.§	412	$16,039
Total Utilities		2,226,359

INFORMATION TECHNOLOGY 5.8%
Greenfield Online, Inc.*	14,540	252,996
Photon Dynamics, Inc.*	14,664	225,092
NDS Group PLC — SP ADR*	3,880	216,853
International Rectifier Corp.*	9,312	177,114
Secure Computing Corp.*	22,505	123,327
SI International, Inc.*	4,049	121,673
Foundry Networks, Inc.*	5,958	108,495
Synopsys, Inc.*§	4,028	80,359
Hewlett-Packard Co.§	1,528	70,655
Applied Materials, Inc.§	3,716	56,223
QLogic Corp.*§	3,611	55,465
VeriSign, Inc.*§	2,034	53,047
Qualcomm, Inc.§	1,027	44,130
MasterCard, Inc. §	224	39,722
Hewitt Associates, Inc. — Class A*	1,087	39,610
United Online, Inc.	3,989	37,537
Amphenol Corp.§	915	36,728
Arrow Electronics, Inc.*§	1,319	34,584
Dolby Laboratories, Inc. — Class A*	953	33,536
Western Digital Corp.*§	1,443	30,765
MEMC Electronic Materials, Inc.*§	1,057	29,871
Avnet, Inc.*§	1,071	26,379
Affiliated Computer Services, Inc. — Class A*§	491	24,859
Computer Sciences Corp.*§	615	24,717
Lam Research Corp.*§	779	24,531
Zebra Technologies Corp. — Class A* §	863	24,035
Apple, Inc.*§	208	23,641
Trimble Navigation Ltd.*§	813	21,024
Fidelity National Information Services, Inc.§	977	18,035
ANSYS, Inc.*§	446	16,890
Novellus Systems, Inc.*§	779	15,300
Compuware Corp.*§	1,487	14,409
EchoStar Corp. — Class A*	561	13,520
Itron, Inc.*	148	13,102
Sohu.com, Inc.*	198	11,039
Flir Systems, Inc.*§	278	10,681
Cypress Semiconductor Corp.*§	1,890	9,866
Ingram Micro, Inc. — Class A*§	591	9,497
ADC Telecommunications, Inc.*§	1,121	9,472

 3

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

CommScope, Inc.*§	272	$9,422
KLA-Tencor Corp.§	218	6,900
Nvidia Corp.*§	486	5,205
BMC Software, Inc.*§	134	3,836
Western Union Co.§	84	2,072
Total Information Technology		2,206,214

INDUSTRIALS 5.4%
Northwest Airlines Corp.*	31,849	287,596
DRS Technologies, Inc.§	2,783	213,595
IKON Office Solutions, Inc.	11,560	196,636
Allied Waste Industries, Inc.*	17,661	196,214
Deere & Co.§	1,980	98,010
Copart, Inc.*§	2,282	86,716
Brink’s Co.§	1,205	73,529
SPX Corp.§	903	69,531
Flowserve Corp.§	759	67,376
AGCO Corp.* §	1,289	54,924
Ryder System, Inc.§	803	49,786
McDermott International, Inc.*	1,900	48,545
Waste Management, Inc.§	1,434	45,157
Norfolk Southern Corp.§	661	43,765
Jacobs Engineering Group, Inc.*§	725	39,375
SunPower Corp.*	545	37,659
Joy Global, Inc.§	799	36,067
Valmont Industries, Inc.	412	34,068
Cummins, Inc.§	739	32,309
Eaton Corp.§	491	27,584
Precision Castparts Corp.§	268	21,113
CSX Corp.§	386	21,064
Bucyrus International, Inc. — Class A	436	19,481
Timken Co.§	635	18,002
GATX Corp.§	426	16,857
First Solar, Inc.*	84	15,868
Kansas City Southern* §	342	15,171
Fluor Corp.§	268	14,928
ABB Ltd. — SP ADR	729	14,143
Union Pacific Corp.§	178	12,666
Quanta Services, Inc.*§	466	12,587
Emerson Electric Co.§	308	12,563
Burlington Northern Santa Fe Corp.§	128	11,831
Manitowoc Co., Inc. §	695	10,807
Foster Wheeler Ltd.*	292	10,544
Canadian National Railway Co.	218	10,427
Woodward Governor Co.	272	9,593
FTI Consulting, Inc.*	124	8,958
Granite Construction, Inc.§	188	6,734

		Market
	Shares	Value

Energy Conversion Devices, Inc.*	94	$5,476
Roper Industries, Inc. §	94	5,354
Suntech Power Holdings Co. Ltd. — SP ADR*	148	5,309
United Rentals, Inc.*§	342	5,212
AMETEK, Inc.§	124	5,055
Sunpower Corp.*	70	4,965
J.B. Hunt Transport Services, Inc. §	134	4,472
Brady Corp. — Class A	114	4,022
GrafTech International Ltd.*	218	3,294
Con-way, Inc. §	70	3,088
Werner Enterprises, Inc. §	134	2,909
Heartland Express, Inc.	174	2,700
Hubbell, Inc. — Class B §	74	2,594
Walter Industries, Inc.	54	2,562
Regal-Beloit Corp.	60	2,551
Knight Transportation, Inc.	148	2,512
American Superconductor Corp.*	94	2,216
Old Dominion Freight Line, Inc.*	74	2,097
Belden, Inc.	64	2,035
Donaldson Co., Inc.§	34	1,425
General Cable Corp.*	34	1,211
Steelcase, Inc. — Class A	104	1,118
Boeing Co.§	10	574
Total Industrials		2,074,530

CONSUMER STAPLES 4.4%
Wm. Wrigley Jr. Co.	3,153	250,348
UST, Inc.	2,855	189,972
Corn Products International, Inc.	4,599	148,456
Anheuser-Busch Companies, Inc.	2,249	145,915
Herbalife Ltd.	3,601	142,311
Molson Coors Brewing Co. — Class B§	2,664	124,542
Costco Wholesale Corp. §	1,721	111,745
Dr Pepper Snapple Group, Inc.*	3,000	79,440
PepsiAmericas, Inc.§	2,991	61,974
Bunge Ltd.	858	54,208
Coca-Cola Enterprises, Inc.§	2,491	41,774
Procter & Gamble Co.§	541	37,702
BJ’s Wholesale Club, Inc.* §	889	34,547
Central European Distribution Corp.*	705	32,014
Reynolds American, Inc.§	631	30,679
CVS Caremark Corp.§	839	28,241

 4

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Pepsi Bottling Group, Inc.§	879	$25,640
Safeway, Inc.§	1,077	25,546
Wal-Mart Stores, Inc.§	332	19,883
PepsiCo, Inc.§	228	16,250
Kimberly-Clark Corp.§	218	14,135
SUPERVALU, INC.§	645	13,996
Diageo PLC — SP ADR	138	9,503
Coca-Cola Co.§	178	9,413
Clorox Co.§	124	7,774
Energizer Holdings, Inc.*§	70	5,638
Church & Dwight Co., Inc.§	84	5,216
NBTY, Inc.*§	124	3,660
Brown-Forman Corp. — Class B§	44	3,160
Hansen Natural Corp.*	84	2,541
WD-40 Co.	54	1,940
Total Consumer Staples		1,678,163

ENERGY 3.2%
Alpha Natural Resources, Inc.*	2,359	121,323
National-Oilwell Varco, Inc.* §	2,396	120,351
SEACOR Holdings, Inc.* †	1,037	81,871
ConocoPhillips§	997	73,030
ENSCO International, Inc.§	1,265	72,902
Cimarex Energy Co.§	1,181	57,763
Anadarko Petroleum Corp.§	1,121	54,380
Frontline Ltd.	1,091	52,444
FMC Technologies, Inc.*§	1,111	51,717
Patterson-UTI Energy, Inc. §	2,490	49,850
Noble Corp.§	987	43,329
Unit Corp.*	863	42,995
Stone Energy Corp.*	950	40,213
Transocean, Inc.*§	346	38,005
Superior Energy Services*§	1,101	34,285
Chesapeake Energy Corp.§	823	29,513
Denbury Resources, Inc.* §	1,444	27,494
Apache Corp. §	188	19,605
Whiting Petroleum Corp.*	252	17,958
Massey Energy Co.§	501	17,871
Hess Corp.§	198	16,252
Encore Acquisition Co.*§	386	16,127
Diamond Offshore Drilling, Inc.	144	14,841
Exxon Mobil Corp.§	174	13,513
PetroHawk Energy Corp.*	605	13,086
Chevron Corp.§	104	8,578
Range Resources Corp.§	198	8,488
Arch Coal, Inc.§	252	8,288
Consol Energy, Inc. §	178	8,168
BP PLC — SP ADR	154	7,726

		Market
	Shares	Value

Halliburton Co.§	228	$7,385
Helmerich & Payne, Inc.§	154	6,651
Royal Dutch Shell PLC — SP ADR	104	6,137
EOG Resources, Inc. §	64	5,725
Weatherford International Ltd.*§	218	5,481
Occidental Petroleum Corp.§	74	5,213
Tenaris SA — SP ADR	134	4,997
Smith International, Inc. §	80	4,691
Devon Energy Corp.§	50	4,560
Canadian Natural Resources Ltd.	60	4,108
Cameron International Corp.* §	104	4,008
XTO Energy, Inc. §	70	3,256
W&T Offshore, Inc.	44	1,201
Atwood Oceanics, Inc.*	30	1,092
Total Energy		1,226,471

MATERIALS 2.8%
Hercules, Inc.	11,717	231,879
Fording Canadian Coal Trust	2,192	181,936
Rohm & Haas Co.	1,692	118,440
Crown Holdings, Inc.*	3,045	67,629
Lubrizol Corp.§	1,424	61,431
Dow Chemical Co.§	1,682	53,454
United States Steel Corp.§	655	50,835
International Paper Co.§	1,806	47,281
Steel Dynamics, Inc.§	1,701	29,070
The Mosaic Co.	416	28,296
Huntsman Corp.	2,148	27,065
Reliance Steel & Aluminum Co.§	675	25,630
Alcoa, Inc.§	1,101	24,861
Nalco Holding Co.	1,067	19,782
AK Steel Holding Corp.§	725	18,792
Commercial Metals Co.§	675	11,401
Monsanto Co.§	114	11,284
Albemarle Corp.§	352	10,856
CF Industries Holdings, Inc.§	114	10,426
Potash Corporation of Saskatchewan	70	9,241
Terra Industries, Inc.§	272	7,997
E.I. du Pont de Nemours and Co.§	164	6,609
Praxair, Inc.§	74	5,309
Air Products & Chemicals, Inc.§	60	4,109
Agrium, Inc.	64	3,589
PPG Industries, Inc.§	54	3,149
Sigma-Aldrich Corp. §	60	3,145

 5

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Carpenter Technology Corp.§	114	$2,924
Owens-Illinois, Inc.*	94	2,764
Intrepid Potash, Inc.*	84	2,532
Temple-Inland, Inc.§	104	1,587
Total Materials		1,083,303

TELECOMMUNICATION SERVICES 1.8%
Verizon Communications, Inc.§	5,283	169,532
Crown Castle International Corp.*	4,692	135,927
Gilat Satellite Networks Ltd.*	20,021	116,322
CenturyTel, Inc.§	1,994	73,080
American Tower Corp. — Class A*§	2,014	72,444
SBA Communications Corp.*	2,688	69,539
AT&T, Inc.§	1,910	53,327
Telephone & Data Systems, Inc.§	292	10,439
U.S. Cellular Corp.*	124	5,818
NII Holdings, Inc. — Class B*	84	3,185
MetroPCS Communications, Inc.*	64	895
Total Telecommunication Services		710,508

Total Common Stocks (Cost $22,195,186)		20,167,204

EXCHANGE TRADED FUNDS 5.2%
iShares MSCI Emerging Markets Index Fund	18,256	630,380
Vanguard Emerging Markets ETF	6,936	240,402
iShares S&P GSCI Commodity Indexed Trust*	3,240	174,312
Nuveen Equity Premium Opportunity Fund	11,416	148,522
Nuveen Equity Premium and Growth Fund	10,957	143,208
Eaton Vance Tax-Managed Buy-Write Income Fund	10,649	138,969
Nuveen Core Equity Alpha Fund	11,245	136,627
First Trust Enhanced Equity Income Fund, Inc.	11,792	130,891
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	10,927	130,796
Liberty All Star Equity Fund	27,460	123,845

Total Exchange Traded Funds (Cost $2,446,382)		1,997,952

		Market
	Shares	Value

SECURITIES LENDING COLLATERAL 0.4%
Mount Vernon Securities Lending Trust Prime Portfolio	161,913	$161,913

Total Securities Lending Collateral (Cost $161,913)		161,913

	Contracts
OPTIONS PURCHASED 0.0%
Put Options on:
iShares S&P GSCI Commodity- Indexed Trust
Expiring October 2008 with strike price of 53	29	4,350

Total Options Purchased (Cost $3,062)		4,350

	Face
	Amount
REPURCHASE AGREEMENTS 18.1%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Credit Suisse Group issued 09/30/08 at 0.25% due 10/01/08	$6,922,888	$6,922,888

Total Repurchase Agreements (Cost $6,922,888)		6,922,888

Total Long Securities 76.5% (Cost $31,729,431)		$29,254,307

	Shares

COMMON STOCKS SOLD SHORT (36.6)%

TELECOMMUNICATION SERVICES (0.2)%
Clearwire Corp.*	550	(6,534)

 6

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Qwest Communications International, Inc	6,560	$(21,189)
Sprint Nextel Corp.	6,390	(38,979)
Total Telecommunication Services		(66,702)

ENERGY (2.3)%
SandRidge Energy, Inc.*	20	(392)
Patriot Coal Corp.*	20	(581)
Key Energy Services, Inc.*	130	(1,508)
Southwestern Energy Co.*	130	(3,970)
Continental Resources, Inc.*	160	(6,277)
El Paso Corp.	740	(9,442)
Global Industries Ltd.*	1,480	(10,271)
Valero Energy Corp.	370	(11,211)
Helix Energy Solutions Group, Inc.*	550	(13,354)
Hercules Offshore, Inc.*	1,360	(20,618)
Tesoro Corp.	1,280	(21,107)
Frontier Oil Corp.	1,500	(27,630)
Peabody Energy Corp.	710	(31,950)
Overseas Shipholding Group, Inc	570	(33,237)
Plains Exploration & Production Co.*	1,040	(36,566)
Sunoco, Inc.	1,050	(37,359)
Stone Energy Corp.	950	(40,214)
Holly Corp.	1,400	(40,488)
Newfield Exploration Co.*	1,360	(43,506)
Marathon Oil Corp.	1,110	(44,256)
Nabors Industries Ltd.*	1,930	(48,096)
Exterran Holdings, Inc.*	1,720	(54,971)
Teekay Corp.	2,450	(64,631)
Tetra Technologies, Inc.*	5,250	(72,713)
Baker Hughes, Inc.	1,490	(90,205)
BJ Services Co.	5,810	(111,145)
Total Energy		(875,697)

MATERIALS (2.6)%
Westlake Chemical Corp.	50	(1,052)
RPM International, Inc.	80	(1,547)
Century Aluminum Co.*	70	(1,938)
Allegheny Technologies, Inc.	300	(8,865)
Cabot Corp.	280	(8,898)
Chemtura Corp.	2,060	(9,394)
Celanese Corp.	400	(11,164)
International Flavors & Fragrances, Inc.	320	(12,627)
Teck Cominco Ltd. — Class B	550	(16,016)
Ecolab, Inc.	490	(23,775)
Eastman Chemical Co.	440	(24,226)
Valhi, Inc.	1,387	(24,966)

		Market
	Shares	Value

Smurfit-Stone Container Corp.*	5,450	$(25,615)
Titanium Metals Corp.	2,630	(29,824)
Eagle Materials, Inc.	1,680	(37,582)
Domtar Corp.*	8,869	(40,797)
Scotts Miracle-Gro Co. — Class A	2,630	(62,173)
Ashland, Inc.	2,220	(64,913)
Newmont Mining Corp.	1,780	(68,993)
Weyerhaeuser Co.	1,350	(81,783)
Sealed Air Corp.	4,430	(97,416)
Cliffs Natural Resources, Inc.	1,960	(103,762)
Pactiv Corp.*	4,240	(105,279)
Bemis Co., Inc.	4,690	(122,925)
Total Materials		(985,531)

CONSUMER STAPLES (2.6)%
Altria Group, Inc.	520	(10,317)
Rite Aid Corp.*	19,490	(15,787)
Constellation Brands, Inc. — Class A*	1,680	(36,053)
Tyson Foods, Inc. — Class A	3,180	(37,969)
Smithfield Foods, Inc.*	3,000	(47,640)
Del Monte Foods Co.	6,159	(48,040)
Colgate-Palmolive Co.	840	(63,294)
Sara Lee Corp.	5,360	(67,697)
Alberto-Culver Co.	3,410	(92,888)
Avon Products, Inc.	2,440	(101,431)
Walgreen Co.	3,890	(120,434)
Dean Foods Co.*	7,110	(166,090)
Hershey Co.	4,519	(178,681)
Total Consumer Staples		(986,321)

INFORMATION TECHNOLOGY (3.4)%
Acxiom Corp.	50	(627)
MoneyGram International, Inc.	470	(667)
Broadcom Corp. — Class A*	50	(932)
Vishay Intertechnology, Inc.*	180	(1,192)
Ciena Corp.*	150	(1,512)
Fairchild Semiconductor International, Inc.*	540	(4,801)
F5 Networks, Inc.*	210	(4,910)
Brocade Communications Systems, Inc.*	900	(5,238)
Varian Semiconductor Equipment Associates, Inc.*	310	(7,787)
Akamai Technologies, Inc.*	640	(11,162)
Google, Inc. — Class A*	30	(12,016)

 7

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Cognizant Technology Solutions Corp. — Class A*	600	$(13,698)
Novell, Inc.*	3,110	(15,985)
Xerox Corp.	1,570	(18,102)
LSI Logic Corp.*	3,820	(20,475)
Rambus, Inc.*	1,950	(25,058)
Cadence Design Systems, Inc.*	3,780	(25,553)
SanDisk Corp.*	1,380	(26,979)
Salesforce.com, Inc.*	559	(27,056)
Integrated Device Technology, Inc.*	3,510	(27,308)
Altera Corp.	1,440	(29,779)
Unisys Corp.*	10,829	(29,780)
Convergys Corp.	2,210	(32,664)
Sun Microsystems, Inc.*	4,840	(36,784)
United Online, Inc.	3,989	(37,536)
NCR Corp.*	1,790	(39,470)
Atmel Corp.*	11,810	(40,036)
Paychex, Inc.	1,240	(40,957)
Teradyne, Inc.*	5,370	(41,940)
Tech Data Corp.*	1,430	(42,686)
Micron Technology, Inc.*	11,350	(45,968)
Advanced Micro Devices, Inc.*	8,790	(46,148)
Tyco Electronics Ltd.	1,780	(49,235)
Tellabs, Inc.*	12,820	(52,049)
Jabil Circuit, Inc.	5,650	(53,901)
WebMD Health Corp.*	1,890	(56,209)
Adobe Systems, Inc.*	1,680	(66,310)
Motorola, Inc.	13,400	(95,676)
Electronic Arts, Inc.*	2,930	(108,381)
JDS Uniphase Corp.*	14,220	(120,301)
Total Information Technology		(1,316,863)

HEALTH CARE (3.5)%
Bristol-Myers Squibb Co.	80	(1,668)
PDL BioPharma, Inc.	220	(2,048)
Cardinal Health, Inc.	50	(2,464)
Kinetic Concepts, Inc.*	230	(6,576)
Celgene Corp.*	150	(9,492)
WellCare Health Plans, Inc.*	390	(14,040)
Lincare Holdings Inc.	500	(15,045)
King Pharmaceuticals, Inc.*	1,580	(15,136)
Health Management Associates, Inc. — Class A*	4,169	(17,343)
Brookdale Senior Living Inc.	1,060	(23,309)
Schering-Plough Corp.	1,420	(26,227)
Gilead Sciences, Inc.*	600	(27,348)
Mylan, Inc.*	2,940	(33,575)

		Market
	Shares	Value

Hospira, Inc.*	940	$(35,908)
UnitedHealth Group, Inc.	1,550	(39,355)
Health Net, Inc.*	1,850	(43,660)
Teva Pharmaceutical Industries Ltd. — SP ADR	1,110	(50,827)
Tenet Healthcare Corp.*	9,700	(53,835)
Stryker Corp.	880	(54,824)
Genzyme Corp.*	690	(55,814)
CooperCompanies, Inc.	1,750	(60,830)
Sepracor, Inc.*	3,600	(65,916)
Advanced Medical Optics, Inc.*	3,730	(66,319)
Merck & Company, Inc.	2,150	(67,854)
Amylin Pharmaceuticals, Inc.*	3,380	(68,344)
Omnicare, Inc.	2,790	(80,268)
Invitrogen Corp.*	2,270	(85,806)
Watson Pharmaceuticals, Inc.*	3,020	(86,070)
Allergan, Inc.	2,000	(103,000)
Boston Scientific Corp.*	11,690	(143,436)
Total Health Care		(1,356,338)

UTILITIES (4.2)%
Northeast Utilities System	230	(5,900)
Centerpoint Energy, Inc.	530	(7,722)
Duke Energy Corp.	500	(8,715)
Great Plains Energy, Inc.	1,520	(33,774)
Allegheny Energy, Inc.	1,090	(40,079)
Alliant Energy Corp.	1,439	(46,350)
Mirant Corp.*	2,600	(47,554)
Reliant Energy, Inc.*	8,500	(62,475)
Consolidated Edison, Inc.	1,490	(64,010)
Ameren Corp.	1,910	(74,547)
PPL Corp.	2,090	(77,372)
Pinnacle West Capital Corp.	2,359	(81,173)
Southern Union Co.	4,319	(89,187)
PG&E Corp.	2,400	(89,880)
NRG Energy, Inc.*	3,910	(96,773)
Hawaiian Electric Industries, Inc.	3,390	(98,683)
Sierra Pacific Resources	10,610	(101,644)
Dynegy, Inc. — Class A*	33,159	(118,709)
CMS Energy Corp.	10,020	(124,949)
NiSource, Inc.	10,620	(156,751)
Aqua America, Inc.	10,060	(178,867)
Total Utilities		(1,605,115)

CONSUMER DISCRETIONARY (4.4)%
RH Donnelley Corp.*	290	(577)
Idearc, Inc.	1,340	(1,675)
Harte-Hanks, Inc.	340	(3,526)

 8

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Coldwater Creek, Inc.*	1,220	$(7,064)
Morningstar, Inc.*	140	(7,766)
Chico’s FAS, Inc.*	1,620	(8,861)
Brunswick Corp.	770	(9,848)
AnnTaylor Stores Corp.*	500	(10,320)
Ryland Group, Inc.	400	(10,608)
Scientific Games Corp. — Class A*	470	(10,819)
Tim Hortons, Inc.	390	(11,556)
Gannett Co., Inc.	700	(11,837)
Macy’s, Inc.	700	(12,586)
Interpublic Group of Companies, Inc.*	1,840	(14,260)
Career Education Corp.*	890	(14,552)
International Game Technology	910	(15,634)
Cablevision Systems Corp. — Class A	630	(15,851)
Penn National Gaming Inc.*	620	(16,473)
Jones Apparel Group, Inc.	930	(17,214)
Williams-Sonoma, Inc.	1,190	(19,254)
JC Penney Co., Inc.	600	(20,004)
Virgin Media, Inc.	2,840	(22,436)
Coach, Inc.*	900	(22,536)
Marriott International, Inc. — Class A	870	(22,698)
Boyd Gaming Corp.	2,450	(22,932)
OfficeMax, Inc.	2,670	(23,736)
Warner Music Group Corp.	3,210	(24,396)
Office Depot, Inc.*	4,240	(24,677)
KB Home	1,260	(24,797)
New York Times Co. — Class A	1,800	(25,722)
Hearst-Argyle Television, Inc.	1,280	(28,582)
Thor Industries, Inc.	1,239	(30,752)
Harman International Industries, Inc.	980	(33,389)
Lennar Corp. — Class A	2,220	(33,722)
Wyndham Worldwide Corp.	2,180	(34,248)
Centex Corp.	2,370	(38,394)
WABCO Holdings, Inc.	1,270	(45,136)
Meredith Corp.	1,650	(46,266)
DR Horton, Inc.	3,850	(50,127)
H&R Block, Inc.	2,280	(51,870)
Toll Brothers, Inc.*	2,170	(54,749)
RadioShack Corp.	3,300	(57,024)
Pulte Homes, Inc.	4,160	(58,115)
Liz Claiborne, Inc.	3,790	(62,270)
Federal-Mogul Corp.*	5,149	(64,620)
Starbucks Corp.*	4,470	(66,469)
Goodyear Tire & Rubber Co.*	4,350	(66,599)

		Market
	Shares	Value

Saks, Inc.*	7,590	(70,208)
Scripps Networks Interactive, Inc. — Class A	2,298	$(83,440)
Eastman Kodak Co.	6,920	(106,430)
Wendy’s/Arby’s Group, Inc. — Class A	26,503	(139,406)
Total Consumer Discretionary		(1,676,029)

INDUSTRIALS (6.4)%
HNI Corp.	20	(507)
BE Aerospace, Inc.*	80	(1,266)
Thomas & Betts Corp.*	120	(4,688)
Avery Dennison Corp.	190	(8,451)
Shaw Group Inc.*	350	(10,756)
Avis Budget Group, Inc.*	2,130	(12,226)
Manpower Inc.	360	(15,538)
Hertz Global Holdings, Inc.*	3,000	(22,710)
Carlisle Companies, Inc.	799	(23,946)
Oshkosh Corp.	1,940	(25,530)
Armstrong World Industries, Inc	990	(28,611)
Dun & Bradstreet Corp.	330	(31,139)
Rockwell Collins, Inc.	660	(31,739)
Fastenal Co.	690	(34,079)
UTi Worldwide, Inc.	2,060	(35,061)
Monster Worldwide, Inc.*	2,430	(36,231)
Graco, Inc.	1,020	(36,322)
Copa Holdings SA	1,140	(37,050)
Corporate Executive Board Co.	1,230	(38,438)
WESCO International, Inc.*	1,240	(39,903)
Cintas Corp.	1,660	(47,659)
Expeditors International of Washington, Inc.	1,370	(47,731)
Continental Airlines, Inc.*	3,020	(50,374)
Landstar System, Inc.	1,220	(53,753)
AMR Corp.*	5,710	(56,072)
FedEx Corp.	720	(56,909)
CH Robinson Worldwide, Inc.	1,340	(68,286)
Owens Corning, Inc.*	2,950	(70,535)
Stericycle, Inc.*	1,240	(73,048)
Robert Half International, Inc.	3,430	(84,893)
Toro Co.	2,120	(87,556)
USG Corp.*	3,490	(89,344)
Tyco International Ltd.	2,600	(91,052)
Masco Corp.	5,190	(93,109)
Pitney Bowes, Inc.	3,210	(106,765)
Southwest Airlines Co.	8,830	(128,123)
United Parcel Service, Inc. — Class B	2,880	(181,123)
Republic Services, Inc.	8,210	(246,136)

 9

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Delta Air Lines, Inc.*	44,010	$(327,875)
Total Industrials		(2,434,533)

FINANCIALS (7.0)%
TCF Financial Corp.	60	(1,080)
PMI Group, Inc.	490	(1,446)
Comerica, Inc.	60	(1,967)
Taubman Centers, Inc.	40	(2,000)
CNA Financial Corp.	100	(2,624)
Camden Property Trust	70	(3,210)
American International Group, Inc.	1,090	(3,630)
National City Corp.	2,140	(3,745)
SEI Investments Co.	190	(4,218)
iStar Financial, Inc.	1,940	(5,044)
Marshall & Ilsley Corp.	260	(5,239)
CapitalSource, Inc.	440	(5,412)
CIT Group, Inc.	980	(6,821)
BRE Properties, Inc.	170	(8,330)
Morgan Stanley	440	(10,120)
MGIC Investment Corp.	1,450	(10,194)
E*Trade Financial Corp.*	3,670	(10,276)
AmeriCredit Corp.*	1,030	(10,434)
Equity Residential	240	(10,658)
Kilroy Realty Corp.	240	(11,470)
General Growth Properties, Inc.	760	(11,476)
MF Global Ltd.*	2,660	(11,544)
Wachovia Corp.	3,530	(12,355)
Legg Mason, Inc.	340	(12,940)
HRPT Properties Trust	2,000	(13,780)
Discover Financial Services	1,140	(15,755)
Fidelity National Financial, Inc — Class A	1,220	(17,934)
CME Group, Inc.	50	(18,576)
Ventas, Inc.	380	(18,780)
CB Richard Ellis Group, Inc. — Class A*	1,410	(18,852)
Old Republic International Corp.	1,670	(21,293)
Conseco, Inc.*	6,340	(22,317)
Developers Diversified Realty Corp.	720	(22,817)
Public Storage	260	(25,743)
CBL & Associates Properties, Inc.	1,290	(25,903)
Vornado Realty Trust	290	(26,376)
Whitney Holding Corp.	1,090	(26,433)
SunTrust Banks, Inc.	640	(28,794)
Capitol Federal Financial	650	(28,815)
Regency Centers Corp.	460	(30,677)
Sovereign Bancorp, Inc.	8,180	(32,311)

		Market
	Shares	Value

Merrill Lynch & Co., Inc.	1,280	$(32,384)
First Horizon National Corp.	3,473	(32,509)
Regions Financial Corp.	3,430	(32,928)
XL Capital	1,870	(33,548)
Duke Realty Corp.	1,380	(33,920)
Keycorp	2,930	(34,984)
Student Loan Corp.	380	(35,340)
AvalonBay Communities, Inc.	370	(36,415)
First American Corp.	1,260	(37,170)
Eaton Vance Corp.	1,080	(38,048)
Kimco Realty Corp.	1,090	(40,265)
Webster Financial Corp.	1,600	(40,400)
Brandywine Realty Trust	2,700	(43,281)
Franklin Resources, Inc.	510	(44,946)
New York Community Bancorp, Inc.	2,720	(45,669)
MSCI, Inc. — Class A*	1,938	(46,512)
SLM Corp.*	3,940	(48,620)
Brown & Brown, Inc.	2,280	(49,294)
Essex Property Trust, Inc.	420	(49,699)
Citigroup, Inc.	2,490	(51,070)
Popular, Inc.	7,010	(58,113)
Fifth Third Bancorp	4,930	(58,667)
Lazard Ltd. — Class A	1,390	(59,436)
St Joe Co.*	1,560	(60,980)
Huntington Bancshares, Inc.	7,910	(63,201)
Willis Group Holdings Ltd.	2,200	(70,972)
Marsh & McLennan Companies, Inc.	2,390	(75,906)
Federal Realty Investment Trust	900	(77,040)
Capital One Financial Corp.	1,600	(81,600)
Simon Property Group, Inc.	850	(82,450)
Moody’s Corp.	2,680	(91,120)
M&T Bank Corp.	1,040	(92,820)
PNC Financial Services Group, Inc.	1,270	(94,869)
Tower Group, Inc.	4,280	(100,837)
UDR, Inc.	3,860	(100,939)
Digital Realty Trust, Inc.	3,280	(154,980)
Total Financials		(2,692,317)

Total Common Stocks Sold Short (Proceeds $16,224,788)		(13,995,447)

	Contracts
OPTIONS WRITTEN (0.5)%
Call Options On:
NDS GROUP PLC — ADR Expiring October 2008 with strike price of 60	3	(135)

 10

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Contracts	Value

Alpha Natural Resources, Inc. Expiring October 2008 with strike price of 85	3	$(150)
iShares MSCI Emerging Markets Index Expiring October 2008 with strike price of 39	115	(7,245)
Constellation Energy Group, Inc Expiring October 2008 with strike price of 25	80	(10,800)
Alpharma, Inc – class A Expiring October 2008 with strike price of 35	55	(15,400)
Genentech, Inc Expiring October 2008 with strike price of 80	20	(20,200)
S&P 500 Index Futures Contracts Expiring October 2008 with strike price of 1190	15	(130,875)

Total Options Written (Premiums Received $353,171)		(184,805)

Other Assets in Excess of Liabilities – 23.5%		$9,003,118

Net Assets – 100.0%		$38,257,425

		Unrealized
	Contracts	Gain(Loss)

FOREIGN CURRENCY FUTURES CONTRACTS PURCHASED
December 2008 British Pound Futures Contracts
(Aggregate Market Value of Contracts $1,448,281)	13	$32,549
December 2008 New Zealand Dollar Futures Contracts
(Aggregate Market Value of Contracts $7,561,620)	21	8,950
December 2008 Australian Dollar Futures Contracts
(Aggregate Market Value of Contracts $1,339,600)	17	(25,410)
(Total Aggregate Market Value of Contracts $10,349,501)		$16,089

FUTURES CONTRACTS PURCHASED
December 2008 U.S. 10-Year Treasury Note Index Future Contracts
(Aggregate Market Value of Contracts $4,469,766)	39	$(31,539)

		Unrealized
	Contracts	Gain(Loss)

December 2008 Dow Jones EURO STOXX 50 Index Futures Contracts
(Aggregate Market Value of Contracts $2,185,454)	50	$(35,448)
December 2008 Nikkei-225 Stock Average Index Futures Contracts
(Aggregate Market Value of Contracts $1,456,875)	25	(67,588)
December 2008 Russell 2000 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $681,180)	24	(71,752)
December 2008 S&P MidCap 400 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $1,669,570)	23	(112,022)
December 2008 S&P 500 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $6,455,625)	110	(289,257)
(Total Aggregate Market Value of Contracts $16,918,470)		$(607,606)

FOREIGN CURRENCY FUTURES CONTRACTS SOLD SHORT
December 2008 Canadian Dollar Currency Futures Contracts
(Aggregate Market Value of Contracts $188,480)	2	$(1,405)
December 2008 Swiss Franc Futures Contracts
(Aggregate Market Value of Contracts $1,008,450)	9	(13,523)
December 2008 Japanese Yen Futures Contracts
(Aggregate Market Value of Contracts $1,424,850)	12	(28,455)
(Total Aggregate Market Value of Contracts $2,621,780)		$(43,383)

FUTURES CONTRACTS SOLD SHORT
December 2008 U.S. Dollar Index Futures Contracts
(Aggregate Market Value of Contracts $4,049,910)	51	$33,397

*	Non-Income Producing Security.

†	All or a portion of this security is on loan at September 30, 2008.

 11

VARIABLE ANNUITY ABSOLUTE RETURN STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

§ All or a portion of this security is pledged as short security collateral at September 30, 2008.

REIT – Real Estate Investment Trust.

ADR – American Depository Receipt.

 12

VARIABLE ANNUITY ALTERNATIVE STRATEGIES ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

MUTUAL FUNDS † 81.5%
Rydex Series Funds - Managed Futures Strategy Fund - Class H*	53,243	$1,429,581
Rydex Variable Trust – Commodities Strategy Fund*	17,731	429,097
Rydex Variable Trust – Absolute Return Strategies Fund*	16,817	397,407
Rydex Variable Trust – Real Estate Fund*	11,588	379,053

Total Mutual Funds (Cost $2,818,777)		2,635,138

EXCHANGE TRADED FUNDS 17.0%
PowerShares DB G10 Currency Harvest Fund*	22,656	549,635

Total Exchange Traded Funds (Cost $608,948)		549,635

	Face
	Amount
REPURCHASE AGREEMENT 1.1%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Credit Suisse Group issued 09/30/08 at 0.25% due 10/01/08	$34,160	34,160

Total Repurchase Agreement (Cost $34,160)		34,160

Total Investments 99.5% (Cost $3,461,884)		$3,218,933

Other Assets in Excess of Liabilities – 0.5%		$16,137

Net Assets – 100%		$3,235,070

†	Affiliated Funds

*	Non-Income Producing Security.

‡	Cash was used as short collateral on September 30, 2008.

 1

VARIABLE ANNUITY AMERIGO
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

COMMON STOCKS 8.1%

Berkshire Hathaway, Inc. — Class A*	65	$8,489,000
General Electric Co.	31,300	798,150
Exxon Mobil Corp.	10,100	784,366
Procter & Gamble Co.	10,100	703,869
Johnson & Johnson, Inc.	10,100	699,728
Intel Corp.	35,800	670,534
Cisco Systems, Inc.*	28,500	642,960
PepsiCo, Inc.	9,000	641,430
Coca-Cola Co.	12,100	639,848
Caterpillar, Inc.	10,500	625,800
3M Co.	9,100	621,621
Devon Energy Corp.	6,800	620,160
International Business Machines Corp.	5,300	619,888
Burlington Northern Santa Fe Corp.	6,700	619,281
Emerson Electric Co.	15,100	615,929
Philip Morris International, Inc.	12,800	615,680
Occidental Petroleum Corp.	8,700	612,915
Microsoft Corp.	22,900	611,201
E.I. du Pont de Nemours and Co.	14,500	584,350
Honeywell International, Inc.	13,800	573,390
Chevron Corp.	6,700	552,616
Transocean, Inc.*	4,800	527,232
AT&T, Inc.	18,700	522,104
Hess Corp.	6,300	517,104
Apple, Inc.*	3,700	420,542
Bank of America Corp.	5,000	175,000
Pfizer, Inc.	6,700	123,548
BP PLC — SP ADR	2,300	115,391
Altria Group, Inc.	5,800	115,072
Citigroup, Inc.	4,900	100,499
Hewlett-Packard Co.	2,100	97,104
Merck & Company, Inc.	2,200	69,432
American International Group, Inc.	2,900	9,657

Total Common Stocks (Cost $24,709,661)		24,135,401

		Market
	Shares	Value

MUTUAL FUNDS 1.0%
First American Prime Obligations Fund	3,056,208	$3,056,208

Total Mutual Funds (Cost $3,056,208)		3,056,208

EXCHANGE TRADED FUNDS 91.2%
iShares Russell 1000 Growth Index Fund	516,200	25,061,510
iShares S&P Latin America 40 Index Fund	645,200	25,001,500
iShares MSCI Emerging Markets Index Fund	679,200	23,452,776
PowerShares QQQ†	559,200	21,758,472
Vanguard Mid-Cap ETF†	273,100	16,203,023
iShares Russell Midcap Growth Index Fund	344,100	14,944,263
DIAMONDS Trust, Series I	129,600	14,043,456
iShares Russell 2000 Index Fund	151,600	10,367,924
iShares Russell Midcap Index Fund†	111,000	9,119,760
SPDR S&P Biotech ETF†	151,200	9,091,656
Industrial Select Sector SPDR Fund	237,500	7,315,000
iShares FTSE/Xinhua China 25 Index Fund	212,000	7,307,640
Vanguard Pacific ETF	129,600	6,691,248
Rydex Russell Top 50 ETF	74,700	6,579,576
iShares MSCI Brazil Index Fund	110,100	6,228,357
Energy Select Sector SPDR Fund†	97,200	6,152,760
Utilities Select Sector SPDR Fund	172,700	5,738,821
SPDR Trust, Series 1	43,200	5,010,768
iShares MSCI Mexico Index Fund†	98,000	4,573,660
Vanguard Materials ETF	51,900	3,544,770
Technology Select Sector SPDR Fund†	174,000	3,453,900
Vanguard Total Stock Market ETF	53,900	3,192,497
Consumer Staples Select Sector SPDR Fund†	108,000	2,980,800
KBW Bank ETF†	86,600	2,909,760
iShares S&P Global Materials Sector Index Fund†	53,800	2,889,060
Market Vectors-Coal ETF*	86,400	2,551,392

 1

VARIABLE ANNUITY AMERIGO
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Vanguard Emerging Markets ETF	69,000	$2,391,540
KBW Capital Markets ETF†	60,200	2,380,910
iShares MSCI Pacific ex-Japan Index Fund	65,000	2,333,500
iShares S&P Global Industrials Sector Index Fund	43,200	1,969,056
Financial Select Sector SPDR Fund	86,600	1,722,474
SPDR S&P Oil & Gas Exploration & Production ETF†	36,700	1,648,197
SPDR S&P China ETF	30,000	1,554,900
iShares MSCI Taiwan Index Fund, Inc.	131,300	1,414,101
Vanguard Small-Cap ETF	22,000	1,323,080
Vanguard Mega Cap 300 Growth ETF	29,000	1,192,770
SPDR S&P Emerging Asia Pacific ETF	21,800	1,182,650
Vanguard Mega Cap 300 ETF	29,000	1,167,830
Vanguard Mega Cap 300 Value ETF†	29,000	1,135,930
Materials Select Sector SPDR Fund†	30,100	1,005,340
iShares S&P Asia 50 Index Fund	21,800	728,556
SPDR S&P BRIC 40 ETF	30,000	607,500

Total Exchange Traded Funds (Cost $303,228,327)		269,922,683

SECURITIES LENDING COLLATERAL 14.2%
Mount Vernon Securities Lending Trust Prime Portfolio	41,902,455	41,902,455

Total Securities Lending Collateral (Cost $41,902,455)		41,902,455

Total Investments 114.5% (Cost $372,896,651)		$339,016,747

Liabilities in Excess of Other Assets – (14.5)%		$(43,030,305)

Net Assets – 100.0%		$295,986,442

*	Non-Income Producing Security.

†	All or a portion of this security is on loan at September 30, 2008

ADR – American Depository Receipt.

 2

VARIABLE ANNUITY BANKING FUND
SCHEDULE OF INVESTMENTS
September 30, 2008

		Market
	Shares	Value

COMMON STOCKS 99.6%

Wells Fargo & Co.	41,498	$1,557,420
U.S. Bancorp	36,728	1,322,943
JPMorgan Chase & Co.	28,308	1,321,984
Bank of America Corp.	37,714	1,319,990
HSBC Holdings PLC — SP ADR	14,811	1,197,173
Credit Suisse Group AG — SP ADR	23,828	1,150,416
Barclays PLC — SP ADR	38,883	960,410
UBS AG — SP ADR*	47,933	840,745
PNC Financial Services Group, Inc.	10,502	784,499
BB&T Corp.	20,553	776,903
SunTrust Banks, Inc.	14,591	656,449
UnionBanCal Corp.	7,997	586,100
M&T Bank Corp.	5,879	524,701
Hudson City Bancorp, Inc.	24,669	455,143
People’s United Financial, Inc.	21,479	413,471
Marshall & Ilsley Corp.	19,528	393,489
Regions Financial Corp.	38,915	373,584
KeyCorp	31,000	370,140
Zions Bancorporation	9,055	350,428
Comerica, Inc.	10,577	346,820
Fifth Third Bancorp	28,726	341,839
New York Community Bancorp, Inc.	20,101	337,496
TFS Financial Corp	25,435	318,446
Cullen/Frost Bankers, Inc.	4,888	293,280
Capitol Federal Financial	6,341	281,097
Synovus Financial Corp.	26,808	277,463
Commerce Bancshares, Inc.	5,836	270,790
Valley National Bancorp†	12,756	267,366
BOK Financial Corp.	5,516	267,030
TCF Financial Corp.	14,063	253,134
City National Corp.	4,646	252,278
Bank of Hawaii Corp.	4,714	251,963
BancorpSouth, Inc.	8,900	250,357
Huntington Bancshares, Inc.	31,285	249,967
Popular, Inc.	30,005	248,741
Associated Banc-Corp.	12,381	247,001
Susquehanna Bancshares, Inc.	11,512	224,714
International Bancshares Corp.	8,160	220,320
First Horizon National Corp.†	23,227	217,404
Fulton Financial Corp.	19,778	215,778
Colonial BancGroup, Inc.	27,076	212,817
United Bankshares, Inc.†	6,063	212,205
SVB Financial Group*	3,645	211,118
UMB Financial Corp.	4,015	210,868
Whitney Holding Corp.	8,578	208,016

		Market
	Shares	Value

Wilmington Trust Corp.	7,210	$207,864
Westamerica Bancorporation	3,605	207,396
FirstMerit Corp.	9,874	207,354
Wachovia Corp.	58,552	204,932
Hancock Holding Co.	4,015	204,765
PrivateBancorp, Inc.	4,882	203,384
Webster Financial Corp.	7,989	201,722
First Niagara Financial Group, Inc.	12,755	200,891
Astoria Financial Corp.	9,663	200,314
FNB Corp.†	12,325	196,953
NewAlliance Bancshares, Inc.	13,095	196,818
Washington Federal, Inc.	10,535	194,371
Glacier Bancorp, Inc.	7,715	191,101
Prosperity Bancshares, Inc.	5,620	191,024
Old National Bancorp	9,527	190,731
Investors Bancorp, Inc.*	12,570	189,179
MB Financial Corp.	5,655	187,011
Northwest Bancorp, Inc.	6,666	183,582
CVB Financial Corp.	12,895	179,241
First Midwest Bancorp, Inc.	7,276	176,370
Park National Corp.	2,194	171,132
Trustmark Corp.	8,190	169,861
Sovereign Bancorp, Inc.	42,589	168,227
Signature Bank*	4,705	164,110
National Penn Bancshares, Inc.	10,767	157,198
First Financial Bankshares, Inc.	3,030	157,196
Provident Financial Services, Inc.	8,995	148,507
National City Corp.	61,998	108,497
Washington Mutual, Inc.†	66,492	5,419

Total Common Stocks (Cost $25,087,158)		27,209,446

SECURITIES LENDING COLLATERAL 0.8%
Mount Vernon Securities Lending Trust Prime Portfolio	218,369	218,369

Total Securities Lending Collateral (Cost $218,369)		218,369

 1

VARIABLE ANNUITY BANKING FUND
SCHEDULE OF INVESTMENTS
September 30, 2008

	Face	Market
	Amount	Value

REPURCHASE AGREEMENT 4.8%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Credit Suisse Group issued 09/30/08 at 0.25% due 10/01/08	$1,309,831	$1,309,831

Total Repurchase Agreement (Cost $1,309,831)		1,309,831

Total Investments 105.2% (Cost $26,615,358)		$28,737,646

Liabilities in Excess of Other Assets – (5.2)%		$(1,425,988)

Net Assets – 100.0%		$27,311,658

*	Non-Income Producing Security.

†	All or a portion of this security is on loan at September 30, 2008.

ADR – American Depository Receipt

 2

VARIABLE ANNUITY BASIC MATERIALS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

COMMON STOCKS 99.6%

BHP Billiton Ltd. — SP ADR	20,548	$1,068,291
Monsanto Co.	9,259	916,456
ArcelorMittal	17,892	883,507
Rio Tinto PLC — SP ADR	3,367	840,067
Companhia Vale do Rio Doce — SP ADR	43,180	826,897
E.I. du Pont de Nemours and Co.	19,212	774,244
Dow Chemical Co.	22,221	706,183
Potash Corporation of Saskatchewan	5,140	678,531
Barrick Gold Corp.	18,173	667,676
Praxair, Inc.	7,810	560,289
Syngenta AG — SP ADR	12,650	535,348
The Mosaic Co.	7,846	533,685
Goldcorp, Inc.	16,761	530,150
Weyerhaeuser Co.	8,622	522,321
Newmont Mining Corp.	12,851	498,105
Ecolab, Inc.	10,030	486,656
Rohm & Haas Co.	6,837	478,590
International Paper Co.	18,194	476,319
Freeport-McMoRan Copper & Gold, Inc.	8,328	473,447
Alcoa, Inc.	20,856	470,928
Cemex SA de CV — SP ADR*	25,440	438,077
Southern Copper Corp.	22,645	432,067
Air Products & Chemicals, Inc.	6,207	425,117
Vulcan Materials Co.	5,526	411,687
PPG Industries, Inc.	6,959	405,849
Nucor Corp.	9,717	383,822
Kinross Gold Corp.	22,121	356,591
Agnico-Eagle Mines Ltd.	6,102	336,037
Sigma-Aldrich Corp.	6,338	332,238
Gerdau SA — SP ADR	28,290	314,019
Agrium, Inc.	5,477	307,150
AngloGold Ashanti Ltd. — SP ADR	13,264	306,398
Martin Marietta Materials, Inc.	2,703	302,682
United States Steel Corp.	3,861	299,652
Cia de Minas Buenaventura SA — SP ADR	12,410	291,387
Gold Fields Ltd. — SP ADR	30,078	288,448
MeadWestvaco Corp.	11,445	266,783
Sealed Air Corp.	11,999	263,858
Pactiv Corp.*	10,356	257,139
Airgas, Inc.	5,017	249,094
Eastman Chemical Co.	4,467	245,953
CF Industries Holdings, Inc.	2,650	242,369
Owens-Illinois, Inc.*	8,063	237,052

		Market
	Shares	Value

Harmony Gold Mining Co. Ltd. — SP ADR*†	24,320	$235,418
International Flavors & Fragrances, Inc.	5,920	233,603
Ball Corp.	5,914	233,544
Yamana Gold, Inc.	27,935	232,699
Huntsman Corp.	18,020	227,052
Sonoco Products Co.	7,591	225,301
Bemis Co.	8,544	223,938
FMC Corp.	4,342	223,135
Lubrizol Corp.	5,156	222,430
Crown Holdings, Inc.*	9,953	221,056
Celanese Corp.	7,868	219,596
Cleveland-Cliffs, Inc.	4,098	216,948
Randgold Resources Ltd. — SP ADR	5,173	212,248
AptarGroup, Inc.	5,306	207,518
Hercules, Inc.	10,148	200,829
Packaging Corporation of America	8,663	200,808
Nalco Holding Co.	10,829	200,770
Albemarle Corp.	6,480	199,843
Domtar Corp.*	43,270	199,042
RPM International, Inc.†	10,205	197,365
Sociedad Quimica y Minera de Chile SA — SP ADR	7,130	179,747
Steel Dynamics, Inc.	10,454	178,659
Terra Industries, Inc.	6,000	176,400
Eldorado Gold Corp.*	27,964	175,055
Allegheny Technologies, Inc.	5,814	171,804
Reliance Steel & Aluminum Co.	4,458	169,270
AK Steel Holding Corp.	6,470	167,702
Ashland, Inc.	5,314	155,381
Rockwood Holdings, Inc.*	5,999	153,934
Compass Minerals International, Inc.	2,909	152,403
Cytec Industries, Inc.	3,885	151,165
Pan American Silver Corp.*	6,596	146,629
Commercial Metals Co.	8,362	141,234
Aracruz Celulose SA — SP ADR	3,740	137,295
Silver Wheaton Corp.*	16,634	135,567
Olin Corp.	6,960	135,024
Century Aluminum Co.*	3,900	107,991

Total Common Stocks (Cost $23,291,778)		27,289,562

 1

VARIABLE ANNUITY BASIC MATERIALS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

SECURITIES LENDING COLLATERAL 0.9%
Mount Vernon Securities Lending Trust Prime Portfolio	235,900	$235,900

Total Securities Lending Collateral (Cost $235,900)		235,900

	Face
	Amount
REPURCHASE AGREEMENT 0.6%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Credit Suisse Group issued 09/30/08 at 0.25% due 10/01/08	$157,491	157,491

Total Repurchase Agreement (Cost $157,491)		157,491

Total Investments 101.1% (Cost $23,685,169)		$27,682,953

Liabilities in Excess of Other Assets – (1.1)%		$(292,812)

Net Assets – 100.0%		$27,390,141

*	Non-Income Producing Security.

†	All or a portion of this security is on loan at September 30, 2008

ADR – American Depository Receipt

 2

VARIABLE ANNUITY BEROLINA
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

COMMON STOCKS 8.3%
Berkshire Hathaway, Inc. — Class A*	12	$1,567,200
Exxon Mobil Corp.	2,200	170,852
General Electric Co.	6,600	168,300
Procter & Gamble Co.	2,200	153,318
Johnson & Johnson, Inc.	2,200	152,416
Intel Corp.	7,500	140,475
Cisco Systems, Inc.*	6,100	137,616
Coca-Cola Co.	2,600	137,488
Devon Energy Corp.	1,500	136,800
PepsiCo, Inc.	1,900	135,413
Philip Morris International, Inc.	2,800	134,680
Caterpillar, Inc.	2,200	131,120
Emerson Electric Co.	3,200	130,528
3M Co.	1,900	129,789
Burlington Northern Santa Fe Corp.	1,400	129,402
International Business Machines Corp.	1,100	128,656
Microsoft Corp.	4,800	128,112
Occidental Petroleum Corp.	1,800	126,810
E.I. du Pont de Nemours and Co.	3,100	124,930
Chevron Corp.	1,500	123,720
Honeywell International, Inc.	2,900	120,495
UST, Inc.	1,800	119,772
Hess Corp.	1,400	114,912
AT&T, Inc.	4,000	111,680
Transocean, Inc.*	1,000	109,840
Apple, Inc.*	800	90,928
British American Tobacco PLC — SP ADR	1,200	74,400
Fortune Brands, Inc.	1,100	63,096
Altria Group, Inc.	2,500	49,600
Bank of America Corp.	1,100	38,500
Pfizer, Inc.	1,500	27,660
BP PLC — SP ADR	500	25,085
Citigroup, Inc.	1,000	20,510
Hewlett-Packard Co.	400	18,496
Merck & Company, Inc.	500	15,780
American International Group, Inc.	700	2,331

Total Common Stocks (Cost $5,579,360)		5,190,710

		Market
	Shares	Value

EXCHANGE TRADED FUNDS 89.7%
iShares S&P Latin America 40 Index Fund	121,200	$4,696,500
iShares MSCI Emerging Markets Index Fund	132,700	4,582,131
SPDR S&P Biotech ETF	45,500	2,735,915
Consumer Staples Select Sector SPDR Fund†	95,000	2,622,000
iShares Russell 2000 Index Fund	27,000	1,846,530
iShares MSCI Pacific ex-Japan Index Fund	45,100	1,619,090
DIAMONDS Trust, Series I	14,300	1,549,548
iShares Russell 1000 Growth Index Fund	31,500	1,529,325
Vanguard Mid-Cap ETF†	24,800	1,471,384
Vanguard Emerging Markets ETF	41,000	1,421,060
KBW Capital Markets ETF	34,200	1,352,610
PowerShares QQQ	31,500	1,225,665
SPDR S&P China ETF†	23,000	1,192,090
iShares FTSE/Xinhua China 25 Index Fund	32,200	1,109,934
SPDR Lehman High Yield Bond ETF	27,800	1,085,312
Materials Select Sector SPDR Fund†	29,600	988,640
iShares iBoxx $ High Yield Corporate Bond Fund†	12,000	977,400
iShares S&P Global Materials Sector Index Fund†	18,100	971,970
Vanguard Large-Cap ETF	18,000	947,340
Vanguard Growth ETF†	18,000	939,780
Vanguard Pacific ETF	18,200	939,666
Vanguard Mega Cap 300 Growth ETF	22,500	925,425
Energy Select Sector SPDR Fund†	14,400	911,520
Vanguard Mega Cap 300 ETF	22,500	906,075
Vanguard Mega Cap 300 Value ETF†	22,500	881,325
iShares MSCI Brazil Index Fund	15,300	865,521
SPDR S&P Oil & Gas Exploration & Production ETF†	18,500	830,835
SPDR S&P BRIC 40 ETF	41,000	830,250
iShares S&P Global Industrials Sector Index Fund†	18,100	824,998

 1

VARIABLE ANNUITY BEROLINA
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Market Vectors-Coal ETF*	27,100	$800,263
Rydex Russell Top 50 ETF	9,000	792,720
iShares Dow Jones US Oil Equipment & Services Index Fund	15,300	792,234
SPDR S&P Emerging Asia Pacific ETF	13,300	721,525
Industrial Select Sector SPDR Fund	22,900	705,320
Technology Select Sector SPDR Fund†	31,500	625,275
KBW Bank ETF	18,400	618,240
SPDR S&P Oil & Gas Equipment & Services ETF†	18,500	603,285
iShares MSCI Mexico Index Fund†	12,600	588,042
Vanguard Small-Cap ETF†	9,500	571,330
Utilities Select Sector SPDR Fund	17,000	564,910
iShares S&P Global Telecommunications Sector Index Fund	9,500	518,890
iShares S&P Asia 50 Index Fund	13,300	444,486
PowerShares DB Base Metals Fund*†	21,000	413,070
iShares Dow Jones U.S. Transportation Index Fund	4,500	372,195
Financial Select Sector SPDR Fund	18,400	365,976
KBW Insurance ETF†	9,000	345,690
Eaton Vance Floating-Rate Income Trust	25,300	284,119
BlackRock Floating Rate Income Strategies Fund II Inc	24,000	269,040
Pioneer Floating Rate Trust	26,800	268,268
BlackRock Floating Rate Income Strategies Fund Inc	24,000	264,000
iPath Dow Jones-AIG Commodity Index Total Return ETN*	5,000	257,700
BlackRock Corporate High Yield Fund VI, Inc.	27,800	223,234
BlackRock Corporate High Yield Fund V, Inc.	27,800	222,400
Nuveen Floating Rate Income Opportunity Fund	27,800	209,890
Nuveen Floating Rate Income Fund	27,000	207,090

		Market
	Shares	Value

Western Asset High Income Fund II, Inc.†	27,800	$196,546
Van Kampen Senior Income Trust	46,900	191,352
Eaton Vance Senior Income Trust†	31,400	153,860
BlackRock Corporate High Yield Fund, Inc.	27,800	139,000
BlackRock Corporate High Yield Fund III, Inc.	27,800	135,108
iShares iBoxx $ Investment Grade Corporate Bond Fund	1,000	89,790
Dreyfus High Yield Strategies Fund	27,800	82,844
Van Kampen High Income Trust II	27,800	63,662
Vanguard Short-Term Bond ETF†	500	38,520
Vanguard Total Bond Market ETF	500	37,810
RMK High Income Fund, Inc.†	27,800	29,746
RMK Multi-Sector High Income Fund	27,800	20,294

Total Exchange Traded Funds (Cost $65,567,500)		56,007,563

MUTUAL FUNDS 1.8%
First American Prime Obligations Fund	1,130,630	1,130,630

Total Mutual Funds (Cost $1,130,630)		1,130,630

SECURITIES LENDING COLLATERAL 11.9%
Mount Vernon Securities Lending Trust Prime Portfolio	7,452,615	7,452,615

Total Securities Lending Collateral (Cost $7,452,615)		7,452,615

 2

VARIABLE ANNUITY BEROLINA
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

	Face	Market
	Amount	Value

STRUCTURED NOTES 1.2%
Barclays Bank PLC‡ at 2.00% due 11/06/08	$1,150,000	$712,540

Total Structured Notes (Cost $1,150,100)		712,540

Total Investments 112.9% (Cost $80,880,205)		$70,494,058

Liabilities in Excess of Other Assets – (12.9)%		$(8,041,453)

Net Assets – 100.0%		$62,452,605

*	Non-Income Producing Security.

†	All or a portion of this security is on loan at September 30, 2008

‡	Variable rate coupon linked to the iShares MSCI Emerging Markets Index Fund

ADR – American Depository Receipt.

 3

VARIABLE ANNUITY BIOTECHNOLOGY FUND
SCHEDULE OF INVESTMENTS
September 30, 2008

		Market
	Shares	Value

COMMON STOCKS 99.4%

Genentech, Inc.*	37,666	$3,340,221
Amgen, Inc.*	47,361	2,807,087
Gilead Sciences, Inc.*	42,716	1,946,995
Celgene Corp.*	25,855	1,636,104
Genzyme Corp.*	19,289	1,560,287
Biogen Idec, Inc.*	22,475	1,130,268
ImClone Systems, Inc.*	14,654	914,996
Cephalon, Inc.*	10,071	780,402
Vertex Pharmaceuticals, Inc.*†	21,746	722,837
Myriad Genetics, Inc.*†	9,006	584,309
Alexion Pharmaceuticals, Inc.*	14,818	582,347
OSI Pharmaceuticals, Inc.*	11,325	558,209
United Therapeutics Corp.*	4,755	500,083
BioMarin Pharmaceuticals, Inc.*	18,700	495,363
Amylin Pharmaceuticals, Inc.*	23,893	483,117
Regeneron Pharmaceuticals, Inc.*	22,055	481,461
Isis Pharmaceuticals, Inc.*	26,220	442,856
Onyx Pharmaceuticals, Inc.*	11,970	433,075
Celera Corp.*	26,161	404,187
Cubist Pharmaceuticals, Inc.*	17,662	392,626
Alkermes, Inc.*	26,745	355,709
Alnylam Pharmaceuticals, Inc.*	11,852	343,115
Seattle Genetics, Inc.*	30,651	327,966
Martek Biosciences Corp.	10,145	318,756
PDL BioPharma, Inc.	34,198	318,383
Human Genome Sciences, Inc.*†	47,932	304,368
CV Therapeutics, Inc.*	27,899	301,309
Rigel Pharmaceuticals, Inc.*	12,670	295,845
GTx, Inc.*†	15,351	291,976
InterMune, Inc.*	16,367	280,039
Genomic Health, Inc.*	12,014	272,117
Medarex, Inc.*	40,347	261,045
Dendreon Corp.*†	44,664	255,031
Theravance, Inc.*	20,420	254,433
Acorda Therapeutics, Inc.*	10,542	251,427
Incyte Corp.*	32,136	245,840
Indevus Pharmaceuticals, Inc.*	69,276	232,075
Savient Pharmaceuticals, Inc.*	14,993	223,546
Momenta Pharmaceuticals, Inc.*	16,660	218,413
Cepheid, Inc.*	14,695	203,232
Zymogenetics, Inc.*	29,080	193,673
Enzon Pharmaceuticals, Inc.*	25,708	189,725
Progenics Pharmaceuticals, Inc.*	14,109	187,791
Arena Pharmaceuticals, Inc.*	35,955	179,775

		Market
	Shares	Value

Sangamo Biosciences, Inc.*	20,360	$156,772
Metabolix, Inc.*†	14,256	155,105
Cell Genesys, Inc.*	56,770	33,494

Total Common Stocks (Cost $23,275,653)		26,847,790

SECURITIES LENDING COLLATERAL 4.3%
Mount Vernon Securities Lending Trust Prime Portfolio	1,166,359	1,166,359

Total Securities Lending Collateral (Cost $1,166,359)		1,166,359

	Face
	Amount
REPURCHASE AGREEMENT 2.2%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Credit Suisse Group issued 09/30/08 at 0.25% due 10/01/08	$582,573	582,573

Total Repurchase Agreement (Cost $582,573)		582,573

Total Investments 105.9% (Cost $25,024,586)		$28,596,722

Liabilities in Excess of Other Assets – (5.9)%		$(1,601,803)

Net Assets – 100.0%		$26,994,919

*	Non-Income Producing Security.

†	All or a portion of this security is on loan at September 30, 2008

 1

VARIABLE ANNUITY CLERMONT
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

COMMON STOCKS 5.5%

Berkshire Hathaway, Inc. — Class A*	13	1,697,800
iShares S&P Asia 50 Index Fund	5,400	180,468
Intel Corp.	6,300	117,999
Exxon Mobil Corp.	800	62,128
PepsiCo, Inc.	800	57,016
General Electric Co.	2,100	53,550
Procter & Gamble Co.	700	48,783
Johnson & Johnson, Inc.	700	48,496
Coca-Cola Co.	900	47,592
Cisco Systems, Inc.*	2,100	47,376
Devon Energy Corp.	500	45,600
Caterpillar, Inc.	760	45,296
Emerson Electric Co.	1,100	44,869
Philip Morris International, Inc.	900	43,290
E.I. du Pont de Nemours and Co.	1,050	42,315
Occidental Petroleum Corp.	600	42,270
Burlington Northern Santa Fe Corp.	450	41,594
Honeywell International, Inc.	1,000	41,550
3M Co.	600	40,986
International Business Machines Corp.	350	40,936
Microsoft Corp.	1,500	40,035
Hess Corp.	450	36,936
AT&T, Inc.	1,300	36,296
Bank of America Corp.	1,000	35,000
Chevron Corp.	400	32,992
Transocean, Inc.*	300	32,952
Pfizer, Inc.	1,400	25,816
Apple, Inc.*	200	22,732
Altria Group, Inc.	1,100	21,824
Citigroup, Inc.	1,000	20,510
BP PLC — SP ADR	400	20,068
Hewlett-Packard Co.	400	18,496
Merck & Co., Inc.	400	12,624
American International Group, Inc.	600	1,998

Total Common Stocks (Cost $3,033,965)		3,148,193

		Market
	Shares	Value

EXCHANGE TRADED FUNDS 91.2%
iShares Lehman Aggregate Bond Fund†	55,000	5,422,450
Vanguard Total Bond Market ETF	60,000	4,537,200
iShares iBoxx $ High Yield Corporate Bond Fund	38,000	3,095,100
Vanguard Short-Term Bond ETF†	39,000	3,004,560
iShares S&P Latin America 40 Index Fund	68,700	2,662,125
iShares iBoxx $ Investment Grade Corporate Bond Fund	26,000	2,334,540
iShares Russell 1000 Growth Index Fund	40,400	1,961,420
DIAMONDS Trust, Series I	17,100	1,852,956
Vanguard Mid-Cap ETF	29,000	1,720,570
PowerShares QQQ	40,400	1,571,964
SPDR S&P Biotech ETF	25,000	1,503,250
SPDR Lehman High Yield Bond ETF	38,000	1,483,520
SPDR Trust, Series 1	12,700	1,473,073
Vanguard Emerging Markets ETF	40,800	1,414,128
iShares MSCI Emerging Markets Index Fund	40,500	1,398,465
Vanguard Consumer Staples VIPERs	16,500	1,121,175
iShares Russell 2000 Index Fund	15,000	1,025,850
iShares MSCI Brazil Index Fund	16,100	910,777
Vanguard Small-Cap ETF†	15,000	902,100
Utilities Select Sector SPDR Fund	25,500	847,365
Vanguard Mega Cap 300 Growth ETF	20,200	830,826
Vanguard Mega Cap 300 ETF	20,200	813,454
Technology Select Sector SPDR Fund†	40,400	801,940
KBW Capital Markets ETF	20,200	798,910
Vanguard Mega Cap 300 Value ETF†	20,200	791,234
Industrial Select Sector SPDR Fund	25,600	788,480
Energy Select Sector SPDR Fund†	10,600	670,980
Vanguard Utilities ETF	7,500	515,025
KBW Bank ETF	14,900	500,640

 1

VARIABLE ANNUITY CLERMONT
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Consumer Staples Select Sector SPDR Fund	16,500	455,400
Market Vectors-Coal ETF*	14,800	437,044
Vanguard Pacific ETF	8,100	418,203
Van Kampen Senior Income Trust	100,900	411,672
Rydex Russell Top 50 ETF	4,000	352,320
SPDR S&P Oil & Gas Exploration & Production ETF	7,700	345,807
Financial Select Sector SPDR Fund	14,900	296,361
SPDR S&P Emerging Asia Pacific ETF	5,400	292,950
SPDR S&P China ETF	5,400	279,882
Eaton Vance Floating-Rate Income Trust	17,400	195,402
iShares Lehman 20+ Year Treasury Bond Fund	2,000	189,760
Pioneer Floating Rate Trust	18,500	185,185
BlackRock Floating Rate Income Strategies Fund II Inc	16,500	184,965
Nuveen Floating Rate Income Fund†	23,600	181,012
Nuveen Floating Rate Income Opportunity Fund	23,600	178,180
BlackRock Floating Rate Income Strategies Fund Inc	16,100	177,100
Eaton Vance Senior Income Trust	32,300	158,270
Vanguard Intermediate-Term Bond ETF†	2,000	146,480
Western Asset High Income Fund II, Inc.†	16,100	113,827
SPDR S&P BRIC 40 ETF	5,400	109,350
BlackRock Corporate High Yield Fund, Inc.	20,200	101,000
BlackRock Corporate High Yield Fund III, Inc.	20,200	98,172
BlackRock Corporate High Yield Fund VI, Inc.	10,000	80,300
BlackRock Corporate High Yield Fund V, Inc.	10,000	80,000
Dreyfus High Yield Strategies Fund	20,200	60,196
Van Kampen High Income Trust II	20,200	46,258
RMK High Income Fund, Inc.	20,200	21,614

		Market
	Shares	Value

RMK Multi-Sector High Income Fund	20,200	14,746

Total Exchange Traded Funds (Cost $59,480,936)		52,365,533

MUTUAL FUNDS 1.3%
First American Prime Obligations Fund	737,712	737,712

Total Mutual Funds (Cost $737,712)		737,712

SECURITIES LENDING COLLATERAL 7.7%
Mount Vernon Securities Lending Trust Prime Portfolio	4,451,510	4,451,510

Total Securities Lending Collateral (Cost $4,451,510)		4,451,510

	Face
	Amount
STRUCTURED NOTES 0.5%
Barclays Bank PLC at 2.15% due 10/06/08‡	$400,000	$277,240

Total Structured Notes (Cost $399,700)		277,240

Total Investments 106.2% (Cost $68,103,823)		$60,980,188

Liabilities in Excess of Other Assets – (6.2)%		$(3,577,483)

Net Assets – 100.0%		$57,402,705

*	Non-Income Producing Security.

†	All or a portion of this security is on loan at September 30, 2008.

‡	Variable rate coupon linked to the iShares MSCI Emerging Markets Index Fund.

ADR – American Depository Receipt.

 2

VARIABLE ANNUITY COMMODITIES STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

EXCHANGE TRADED FUNDS 6.1%
iShares S&P GSCI Commodity Indexed Trust*	46,324	$2,492,232

Total Exchange Traded Funds (Cost $2,416,731)		2,492,232

	Face
	Amount
STRUCTURED NOTES ‡ 33.6%
Credit Suisse Securities (USA) LLC, S&P GSCI Total Return Linked Notes at 2.57% due 9/24/09	74,523	7,397,153
Swedish Export Credit Corp., S&P GSCI Total Return Linked Notes at 2.44% due 1/22/09	50,000	5,154,050
Swedish Export Credit Corp., S&P GSCI Total Return Linked Notes at 2.53% due 11/17/08	10,000	1,072,070

Total Structured Notes (Cost $11,892,534)		13,623,273

FEDERAL AGENCY DISCOUNT NOTES 14.8%
Federal Farm Credit Bank†
0.55% due 10/02/08	3,000,000	2,999,955

Federal Home Loan Bank†
2.15% due 10/07/08	3,000,000	2,998,925

Total Federal Agency Discount Notes (Cost $5,998,880)		5,998,880

REPURCHASE AGREEMENTS 45.0%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Mizuho Financial Group, Inc. issued 09/30/08 at 0.26% due 10/01/08	4,395,307	4,395,307

	Face	Market
	Amount	Value

UBS, Inc. issued 09/30/08 at 0.14% due 10/01/08	$4,395,307	$4,395,307
issued 09/30/08 at 0.02% due 10/01/08	672,223	672,223
Morgan Stanley issued 09/30/08 at 0.10% due 10/01/08	4,395,307	4,395,307
Credit Suisse Group issued 09/30/08 at 0.25% due 10/01/08	4,369,290	4,369,290

Total Repurchase Agreements (Cost $18,227,434)		18,227,434

Total Investments 99.5% (Cost $38,535,579)		$40,341,819

Other Assets in Excess of Liabilities – 0.5%		$206,834

Net Assets – 100.0%		$40,548,653

‡	Structured Notes are leveraged, providing an exposure to the underlying benchmark greater than the face amount. The total exposure to the Benchmark is $40,527,873 as of September 30, 2008.

*	Non-Income Producing Security.

†	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

 1

VARIABLE ANNUITY CONSUMER PRODUCTS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

COMMON STOCKS 99.7%

Procter & Gamble Co.	25,121	$1,750,682
Coca-Cola Co.	24,692	1,305,713
PepsiCo, Inc.	17,877	1,274,094
Philip Morris International, Inc.	23,385	1,124,818
Kraft Foods, Inc. — Class A	25,878	847,505
Unilever NV	27,921	786,255
Anheuser-Busch Companies, Inc.	11,898	771,942
Colgate-Palmolive Co.	9,811	739,259
Diageo PLC — SP ADR	10,618	731,155
Altria Group, Inc.	36,606	726,263
Kimberly-Clark Corp.	9,997	648,205
General Mills, Inc.	8,323	571,957
Kellogg Co.	9,802	549,892
Avon Products, Inc.	12,443	517,256
Sysco Corp.	16,381	505,026
Wm. Wrigley Jr. Co.	6,040	479,576
Kroger Co.	17,226	473,370
H.J. Heinz Co.	9,184	458,924
Campbell Soup Co.	11,739	453,125
Reynolds American, Inc.	8,751	425,474
Lorillard, Inc.	5,772	410,678
UST, Inc.	6,034	401,502
Cadbury PLC — SP ADR	9,584	392,369
Archer-Daniels-Midland Co.	17,234	377,597
Clorox Co.	5,812	364,354
Safeway, Inc.	14,702	348,731
ConAgra Foods, Inc.	17,588	342,262
Sara Lee Corp.	26,617	336,173
Coca-Cola Enterprises, Inc.	19,567	328,139
Hershey Co.	7,940	313,948
Pepsi Bottling Group, Inc.	10,229	298,380
Estee Lauder Companies, Inc. — Class A†	5,886	293,770
Molson Coors Brewing Co. — Class B	5,873	274,563
Energizer Holdings, Inc.*	3,191	257,035
Hormel Foods Corp.	7,083	256,971
Bunge Ltd.	3,992	252,215
Church & Dwight Co., Inc.	4,007	248,795
McCormick & Co., Inc.	6,272	241,158
Brown-Forman Corp. — Class B	3,355	240,923
Dean Foods Co.*	10,132	236,684
Constellation Brands, Inc. — Class A*	10,823	232,262
Supervalue, Inc.	9,511	206,389
Tyson Foods, Inc. — Class A	15,289	182,551
Whole Foods Market, Inc.*†	9,069	181,652

		Market
	Shares	Value

Corn Products International, Inc.	4,589	$148,133
Smithfield Foods, Inc.*	9,278	147,335
Central European Distribution Corp.*	2,803	127,284

Total Common Stocks (Cost $19,100,045)		22,582,344

SECURITIES LENDING COLLATERAL 1.0%
Mount Vernon Securities Lending Trust Prime Portfolio	225,560	225,560

Total Securities Lending Collateral (Cost $225,560)		225,560

	Face
	Amount
REPURCHASE AGREEMENT 1.5%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Credit Suisse Group issued 09/30/08 at 0.25% due 10/01/08	$345,504	345,504

Total Repurchase Agreement (Cost $345,504)		345,504

Total Investments 102.2% (Cost $19,671,109)		$23,153,408

Liabilities in Excess of Other Assets – (2.2)%		$(496,912)

Net Assets – 100.0%		$22,656,496

*	Non-Income Producing Security.

†	All or a portion of this security is on loan at September 30, 2008

ADR – American Depository Receip

 1

VARIABLE ANNUITY DOW 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

COMMON STOCKS 57.5%

INDUSTRIALS 11.4%
3M Co.	12,510	$854,558
United Technologies Corp.	12,512	751,471
Caterpillar, Inc.	12,510	745,596
Boeing Co.	12,510	717,448
General Electric Co.	12,510	319,005

Total Industrials		3,388,078

CONSUMER STAPLES 9.1%
Procter & Gamble Co.	12,508	871,683
Wal-Mart Stores, Inc.	12,510	749,224
Coca-Cola Co.	12,510	661,529
Kraft Foods, Inc.	12,490	409,047

Total Consumer Staples		2,691,483

INFORMATION TECHNOLOGY 8.8%
International Business Machines Corp.	12,520	1,464,339
Hewlett-Packard Co.	12,510	578,463
Microsoft Corp.	12,510	333,892
Intel Corp.	12,510	234,312

Total Information Technology		2,611,006

ENERGY 6.8%
Chevron Corp.	12,510	1,031,825
Exxon Mobil Corp.	12,510	971,527

Total Energy		2,003,352

FINANCIALS 5.8%
JPMorgan Chase & Co.	12,509	584,170
American Express Co.	12,510	443,229
Bank of America Corp.	12,510	437,850
Citigroup, Inc.	12,513	256,642

Total Financials		1,721,891

CONSUMER DISCRETIONARY 5.4%
McDonald’s Corp.	12,510	771,867
Walt Disney Co.	12,510	383,932
Home Depot, Inc.	12,510	323,884

		Market
	Shares	Value

General Motors Corp.	12,510	$118,219

Total Consumer Discretionary		1,597,902

HEALTH CARE 5.0%
Johnson & Johnson, Inc.	12,510	866,693
Merck & Company, Inc.	12,510	394,816
Pfizer, Inc.	12,510	230,684

Total Health Care		1,492,193

MATERIALS 2.7%
E.I. du Pont de Nemours and Co.	12,510	504,153
Alcoa, Inc.	12,510	282,476

Total Materials		786,629

TELECOMMUNICATION SERVICES 2.5%
Verizon Communications, Inc.	12,506	401,318
AT&T, Inc.	12,520	349,558

Total Telecommunication Services		750,876

Total Common Stocks (Cost $16,171,642)		17,043,410

	Face
	Amount
REPURCHASE AGREEMENTS 36.3%

Collateralized by obligations of the U.S. Treasury or U.S Government Agencies

Mizuho Financial Group, Inc. issued 09/30/08 at 0.26% due 10/01/08	$2,598,195	2,598,195
UBS, Inc. issued 09/30/08 at 0.14% due 10/01/08	2,598,195	2,598,195
issued 09/30/08 at 0.02% due 10/01/08	397,371	397,371
Morgan Stanley Inc. issued 09/30/08 at 0.10% due 10/01/08	2,598,195	2,598,195

 1

VARIABLE ANNUITY DOW 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

	Face	Market
	Amount	Value

Credit Suisse Group issued 09/30/08 at 0.25% due 10/01/08	$2,582,816	$2,582,816

Total Repurchase Agreements (Cost $10,774,772)		10,774,772

Total Investments 93.8% (Cost $26,946,414)		$27,818,182

Other Assets in Excess of Liabilities – 6.2%		$1,825,104

Net Assets – 100.0%		$29,643,286

		Unrealized
	Contracts	Loss

Futures Contracts Purchased
December 2008 Dow Jones Industrial Average Index Mini Futures Contract
(Aggregate Market Value of Contracts $45,056,150)	829	$(721,382)

 2

VARIABLE ANNUITY ELECTRONICS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

COMMON STOCKS 99.7%

Intel Corp.	20,255	$379,376
Taiwan Semiconductor Manufacturing Company Ltd. — SP ADR	27,984	262,210
Texas Instruments, Inc.	8,457	181,825
Applied Materials, Inc.	10,693	161,785
STMicroelectronics NV — SP ADR	11,239	114,413
Xilinx, Inc.	4,286	100,507
Analog Devices, Inc.	3,789	99,840
Linear Technology Corp.	3,233	99,124
Altera Corp.	4,685	96,886
ASML Holding NV	5,399	95,076
Nvidia Corp.*	8,770	93,927
Broadcom Corp. — Class A*	4,918	91,622
Microchip Technology, Inc.	3,009	88,555
KLA-Tencor Corp.	2,581	81,689
Lam Research Corp.*	2,416	76,080
MEMC Electronic Materials, Inc.*	2,584	73,024
National Semiconductor Corp.	4,173	71,817
Marvell Technology Group Ltd.*	7,712	71,722
Advanced Micro Devices, Inc.*	13,433	70,523
Infineon Technologies AG — SP ADR*	12,112	67,706
LSI Logic Corp.*	12,419	66,566
Micron Technology, Inc.*	14,830	60,061
Cree, Inc.*	2,606	59,365
Microsemi Corp.*	2,213	56,387
ON Semiconductor Corp.*	8,214	55,527
SunPower Corp.*	797	55,002
Novellus Systems, Inc.*	2,724	53,499
Atmel Corp.*	14,649	49,660
PMC — Sierra, Inc.*	6,591	48,905
Varian Semiconductor Equipment Associates, Inc.*	1,897	47,653
Silicon Laboratories, Inc.*	1,520	46,664
Intersil Corp. — Class A	2,774	45,993
International Rectifier Corp.*	2,407	45,781
Skyworks Solutions, Inc.*	4,864	40,663
Rambus, Inc.*	3,109	39,951
Hittite Microwave Corp.*	1,187	39,883
Integrated Device Technology, Inc.*	5,113	39,779
Teradyne, Inc.*	5,090	39,753
Atheros Communications, Inc.*	1,682	39,662
Semtech Corp.*	2,586	36,101
FEI Co.*	1,499	35,691

		Market
	Shares	Value

Amkor Technology, Inc.*	5,564	$35,443
MKS Instruments, Inc.*	1,776	35,360
Fairchild Semiconductor International, Inc.*	3,962	35,222
Tessera Technologies, Inc.*	2,100	34,314
Formfactor, Inc.*	1,958	34,108
RF Micro Devices, Inc.*	11,452	33,440
Cymer, Inc.*	1,271	32,194
TriQuint Semiconductor, Inc.*	6,250	29,937
Power Integrations, Inc.*	1,211	29,185
Diodes, Inc.*	1,568	28,930
Cypress Semiconductor Corp.*	3,034	15,837

Total Common Stocks (Cost $3,426,934)		3,724,223

	Face
	Amount
REPURCHASE AGREEMENT 0.9%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Credit Suisse Group issued 09/30/08 at 0.25% due 10/01/08	$34,158	34,158

Total Repurchase Agreement (Cost $34,158)		34,158

Total Investments 100.6% (Cost $3,461,092)		$3,758,381

Liabilities in Excess of Other Assets – (0.6)%		$(23,315)

Net Assets – 100.0%		$3,735,066

*	Non-Income Producing Security.

ADR – American Depository Receipt.

 1

VARIABLE ANNUITY ENERGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

COMMON STOCKS 99.7%

Exxon Mobil Corp.	39,757	$3,087,529
Chevron Corp.	24,093	1,987,191
BP PLC — SP ADR	35,040	1,757,957
ConocoPhillips	21,149	1,549,164
Royal Dutch Shell PLC — SP ADR	24,282	1,432,881
Petroleo Brasileiro S.A. — Petrobras	32,420	1,424,859
Schlumberger Ltd.	17,211	1,344,007
Occidental Petroleum Corp.	16,212	1,142,135
Devon Energy Corp.	10,486	956,323
Apache Corp.	8,500	886,380
Canadian Natural Resources Ltd.	12,310	842,743
Transocean, Inc.*	7,349	807,214
Marathon Oil Corp.	19,772	788,310
Hess Corp.	8,994	738,228
XTO Energy, Inc.	15,246	709,244
Halliburton Co.	21,285	689,421
EOG Resources, Inc.	7,550	675,423
Anadarko Petroleum Corp.	13,449	652,411
Valero Energy Corp.	19,456	589,517
Baker Hughes, Inc.	9,699	587,177
Spectra Energy Corp.	24,150	574,770
National-Oilwell Varco, Inc.*	11,425	573,878
Chesapeake Energy Corp.	15,870	569,098
Tenaris SA — SP ADR	15,060	561,587
Diamond Offshore Drilling, Inc.	5,226	538,592
Talisman Energy, Inc.	36,460	518,461
Weatherford International Ltd.*	20,394	512,705
Murphy Oil Corp.	7,595	487,143
Williams Companies, Inc.	20,510	485,061
Noble Corp.	10,800	474,120
Nexen, Inc.	19,740	458,560
Smith International, Inc.	7,788	456,688
Southwestern Energy Co.*	14,717	449,457
Peabody Energy Corp.	9,970	448,650
Noble Energy, Inc.	7,160	398,024
ENSCO International, Inc.	6,890	397,071
Ultra Petroleum Corp.*	7,030	389,040
Cameron International Corp.*	10,092	388,946
El Paso Corp.	30,368	387,496
Pioneer Natural Resources Co.	6,687	349,596
Range Resources Corp.	8,055	345,318
Consol Energy, Inc.	7,300	334,997
Cameco Corp.	14,506	323,629
Nabors Industries Ltd.*†	12,734	317,331
FMC Technologies, Inc.*	6,744	313,933
Sunoco, Inc.	8,746	311,183

		Market
	Shares	Value

BJ Services Co.	16,041	$306,864
Continental Resources, Inc.*	7,660	300,502
Pride International, Inc.*	10,017	296,603
Forest Oil Corp.*	5,930	294,128
Cimarex Energy Co.	5,792	283,287
Helmerich & Payne, Inc.	6,504	280,908
Denbury Resources, Inc.*	14,004	266,636
Arch Coal, Inc.	7,950	261,475
Frontline Ltd.†	5,320	255,732
PetroHawk Energy Corp.*	11,760	254,369
Tidewater, Inc.	4,588	253,992
Cabot Oil & Gas Corp.	6,940	250,812
Rowan Companies, Inc.	8,155	249,135
Newfield Exploration Co.*	7,658	244,979
Dresser-Rand Group, Inc.*	7,727	243,169
Whiting Petroleum Corp.*	3,410	242,997
Oceaneering International, Inc.*	4,381	233,595
CNX Gas Corp.*	10,282	230,214
Quicksilver Resources, Inc.*	11,370	223,193
Plains Exploration & Production Co.*	6,337	222,809
Patterson-UTI Energy, Inc.	11,053	221,281
Alpha Natural Resources, Inc.*	4,200	216,006
IHS Inc.*	4,350	207,234
Atwood Oceanics, Inc.*	5,670	206,388
St. Mary Land & Exploration Co.	5,570	198,571
Comstock Resources, Inc.*	3,945	197,447
Superior Energy Services*	6,321	196,836
Unit Corp.*	3,920	195,294
Helix Energy Solutions Group, Inc.*	7,937	192,710
Encore Acquisition Co.*	4,570	190,935
Massey Energy Co.	5,260	187,624
SandRidge Energy, Inc.*	8,830	173,068
Teekay Shipping Corp.	6,440	169,887
W&T Offshore, Inc.	6,120	167,015
Exterran Holdings, Inc.*	4,995	159,640
EXCO Resources, Inc.*	9,290	151,613
Foundation Coal Holdings, Inc.	3,945	140,363
Patriot Coal Corp.*	4,770	138,569

Total Common Stocks (Cost $28,883,152)		42,519,328

SECURITIES LENDING COLLATERAL 0.6%
Mount Vernon Securities Lending Trust Prime Portfolio	257,380	257,380

Total Securities Lending Collateral (Cost $257,380)		257,380

 1

VARIABLE ANNUITY ENERGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

	Face	Market
	Amount	Value

REPURCHASE AGREEMENT 1.0%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Credit Suisse Group issued 09/30/08 at 0.25% due 10/01/08	$445,480	$445,480

Total Repurchase Agreement (Cost $445,480)		445,480

Total Investments 101.3% (Cost $29,586,012)		$43,222,188

Liabilities in Excess of Other Assets – (1.3)%		$(544,924)

Net Assets – 100.0%		$42,677,264

*	Non-Income Producing Security.

†	All or a portion of this security is on loan at September 30, 2008

ADR – American Depository Receipt.

 2

VARIABLE ANNUITY ENERGY SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

COMMON STOCKS 99.6%

Schlumberger Ltd.	57,037	$4,454,019
Transocean, Inc.*	24,328	2,672,187
Halliburton Co.	70,541	2,284,823
Baker Hughes, Inc.	32,126	1,944,908
National-Oilwell Varco, Inc.*	37,846	1,901,005
Tenaris SA — SP ADR	49,895	1,860,585
Diamond Offshore Drilling, Inc.†	17,318	1,784,793
Smith International, Inc.	30,266	1,774,798
Weatherford International Ltd.*	67,561	1,698,484
Noble Corp.	35,764	1,570,040
ENSCO International, Inc.	22,830	1,315,693
Cameron International Corp.*	33,437	1,288,662
Nabors Industries Ltd.*	42,178	1,051,076
FMC Technologies, Inc.*	22,355	1,040,625
BJ Services Co.	53,164	1,017,027
Pride International, Inc.*	33,179	982,430
Helmerich & Payne, Inc.	21,557	931,047
Tidewater, Inc.†	15,214	842,247
Rowan Companies, Inc.	27,014	825,278
Dresser-Rand Group, Inc.*	25,594	805,443
Oceaneering International, Inc.*	14,515	773,940
Patterson-UTI Energy, Inc.	36,626	733,252
Atwood Oceanics, Inc.*	18,887	687,487
IHS Inc.*	14,398	685,921
SEACOR Holdings, Inc.*†	8,297	655,048
Superior Energy Services*	20,923	651,542
Unit Corp.*	12,974	646,365
Helix Energy Solutions Group, Inc.*	26,284	638,176
Dril-Quip, Inc.*	14,054	609,803
RPC, Inc.†	39,985	562,189
Grey Wolf, Inc.*	72,210	561,794
Oil States International, Inc.*	15,852	560,368
Exterran Holdings, Inc.*	16,563	529,353
Key Energy Services, Inc.*	44,597	517,325
Complete Production Services, Inc.*	24,902	501,277
Hercules Offshore*	27,741	420,554

Total Common Stocks (Cost $25,828,308)		41,779,564

SECURITIES LENDING COLLATERAL 5.3%
Mount Vernon Securities Lending Trust Prime Portfolio	2,209,269	2,209,269

Total Securities Lending Collateral (Cost $2,209,269)		2,209,269

	Face	Market
	Amount	Value

REPURCHASE AGREEMENT 0.8%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Credit Suisse Group issued 09/30/08 at 0.25% due 10/01/08	$355,457	$355,457

Total Repurchase Agreement (Cost $355,457)		355,457

Total Investments 105.7% (Cost $28,393,034)		$44,344,290

Liabilities in Excess of Other Assets – (5.7)%		$(2,384,639)

Net Assets – 100.0%		$41,959,651

*	Non-Income Producing Security.

†	All or a portion of this security is on loan at September 30, 2008

ADR – American Depository Receipt

 1

VARIABLE ANNUITY ESSENTIAL PORTFOLIO AGGRESSIVE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

MUTUAL FUNDS † 99.2%
Rydex Series Funds - Managed Futures Strategy Fund - Class H*	48,139	$1,292,528
Rydex Variable Trust - Sector Rotation Fund*	100,437	1,177,119
Rydex Variable Trust - International Rotation Fund*	56,262	1,140,432
Rydex Variable Trust - Absolute Return Strategies Fund*	37,159	878,074
Rydex Series Funds - S&P 500 Fund - Class H	32,294	744,055
Rydex Series Funds - Russell 2000 Fund - Class H	23,225	538,121
Rydex High Yield Strategy Fund - Class H	14,698	354,519
Rydex Variable Trust - Real Estate Fund*	10,375	339,382
Rydex Variable Trust — Hedged Equity Fund*	15,080	331,756
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund*	23,391	291,690

Total Mutual Funds (Cost $7,594,552)		7,087,676

	Face
	Amount
REPURCHASE AGREEMENTS 0.8%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Credit Suisse Group issued 09/30/08 at 0.25% due 10/01/08	$60,535	60,535

Total Repurchase Agreements (Cost $60,535)		60,535

Total Investments 100.0% (Cost $7,655,087)		$7,148,211

Liabilities in Excess of Other Assets – 0.0%		$(293)

Net Assets – 100.0%		$7,147,918

*	Non-Income Producing Security.

†	Affiliated Funds

 1

VARIABLE ANNUITY ESSENTIAL PORTFOLIO CONSERVATIVE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

MUTUAL FUNDS † 99.0%
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund*	161,935	$2,019,330
Rydex High Yield Strategy Fund - Class H*	79,467	1,916,744
Rydex Variable Trust - Absolute Return Strategies Fund*	74,961	1,771,330
Rydex Series Funds - Managed Futures Strategy Fund - Class H*	61,122	1,641,136
Rydex Series Funds - S&P 500 Fund - Class H*	70,961	1,634,932
Rydex Variable Trust - U.S. Government Money Market Fund*	1,270,138	1,270,138
Rydex Variable Trust - International Rotation Fund*	52,421	1,062,581
Rydex Variable Trust - Sector Rotation Fund*	72,112	845,151
Rydex Variable Trust - Real Estate Fund*	8,748	286,135
Rydex Variable Trust - Hedged Equity Fund*	9,786	215,301
Rydex Series Funds - Russell 2000 Fund - Class H*	8,584	198,898

Total Mutual Funds (Cost $13,069,244)		12,861,676

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 1.8%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Credit Suisse Group issued 09/30/08 at 0.25% due 10/01/08	$228,159	$228,159

Total Repurchase Agreements (Cost $228,159)		228,159

Total Investments 100.8% (Cost $13,297,403)		$13,089,835

Liabilities in Excess of Other Assets – (0.8)%		$(99,248)

Net Assets – 100.0%		$12,990,587

†	Affiliated Funds

*	Non-Income Producing Security.

 1

VARIABLE ANNUITY ESSENTIAL PORTFOLIO MODERATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

MUTUAL FUNDS † 99.3%
Rydex Series Funds - Managed Futures Strategy Fund - Class H*	121,327	$3,257,617
Rydex Variable Trust - Sector Rotation Fund*	260,269	3,050,354
Rydex Variable Trust - Absolute Return Strategies Fund*	115,817	2,736,755
Rydex Variable Trust - International Rotation Fund	115,358	2,338,308
Rydex High Yield Strategy Fund - Class H*	82,883	1,999,131
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund	159,507	1,989,055
Rydex Series Funds - S&P 500 Fund - Class H*	75,121	1,730,790
Rydex Variable Trust - U.S. Government Money Market Fund	973,582	973,582
Rydex Series Funds - Russell 2000 Fund - Class H*	33,856	784,436
Rydex Variable Trust - Real Estate Fund*	14,725	481,668
Rydex Variable Trust - Hedged Equity Fund*	21,728	478,020

Total Mutual Funds (Cost $21,116,542)		19,819,716

	Face
	Amount
REPURCHASE AGREEMENTS 0.0%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Credit Suisse Group issued 09/30/08 at 0.25% due 10/01/08	$1,819	1,819

Total Repurchase Agreements (Cost $1,819)		1,819

Market
Value

Total Investments 99.3% (Cost $21,118,361)	$19,821,535

Other Assets in Excess of Liabilities – 0.7%	$134,983

Net Assets – 100.0%	$19,956,518

*	Non-Income Producing Security.

†	Affiliated Funds

 1

VARIABLE ANNUITY EUROPE 1.25X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

COMMON STOCKS 89.3%
FINANCIALS 25.4%
HSBC Holdings PLC — SP ADR	11,910	$962,685
Banco Santander Central Hispano SA — SP ADR	37,579	564,437
Banco Bilbao Vizcaya Argentaria SA — SP ADR	27,489	444,497
AXA — SP ADR	13,270	433,398
Credit Suisse Group AG — SP ADR	8,490	409,897
Allianz SE — SP ADR	27,889	382,358
Barclays PLC — SP ADR	14,530	358,891
Deutsche Bank AG— SP ADR	4,920	358,127
UBS AG — SP ADR*	19,990	350,625
ING Groep NV — SP ADR	12,770	273,278
Lloyds TSB Group PLC — SP ADR	14,900	249,277
Allied Irish Banks PLC — SP ADR	6,880	113,107
Willis Group Holdings Ltd.	3,167	102,168

Total Financials		5,002,745

HEALTH CARE 16.4%
Novartis AG — SP ADR	17,970	949,535
GlaxoSmithKline PLC — SP ADR	20,150	875,719
Sanofi-Aventis — SP ADR	18,030	592,646
AstraZeneca PLC — SP ADR	9,790	429,585
Novo Nordisk A/S — SP ADR	3,240	165,888
Teva Pharmaceutical Industries Ltd. — SP ADR	2,380	108,980
Alcon, Inc. — SP ADR	670	108,212

Total Health Care		3,230,565

TELECOMMUNICATION SERVICES 13.7%
Telefonica SA — SP ADR	10,230	731,342
Vodafone Group PLC — SP ADR	30,419	672,260
France Telecom SA — SP ADR	20,790	582,328
Deutsche Telekom AG — SP ADR	23,899	363,982

		Market
	Shares	Value

BT Group PLC — SP ADR	12,020	$348,700

Total Telecommunication Services		2,698,612

ENERGY 13.1%
BP PLC — SP ADR	16,090	807,235
Total SA — SP ADR	12,140	736,655
Royal Dutch Shell PLC — SP ADR	9,800	578,298
Eni SpA — SP ADR	7,270	384,947
Compagnie Generale de Geophysique SA, Inc. — SP ADR*	2,260	71,845

Total Energy		2,578,980

MATERIALS 5.4%
Rio Tinto PLC — SP ADR	1,250	311,875
BHP Billiton Ltd. — SP ADR	4,930	256,311
Anglo American PLC — SP ADR	13,110	219,330
ArcelorMittal	3,850	190,113
Syngenta AG — SP ADR	1,790	75,753

Total Materials		1,053,382

CONSUMER STAPLES 5.3%
Unilever NV	15,650	440,704
Diageo PLC — SP ADR	6,120	421,423
British American Tobacco PLC — SP ADR	2,810	174,220

Total Consumer Staples		1,036,347

INFORMATION TECHNOLOGY 4.3%
Nokia Oyj — SP ADR	20,150	375,798
SAP AG — SP ADR	6,110	326,457
Telefonaktiebolaget LM Ericsson — SP ADR	14,990	141,356

Total Information Technology		843,611

INDUSTRIALS 3.3%
Siemens AG — SP ADR	4,460	418,749
Koninklijke Philips Electronics NV— SP ADR	5,810	158,323

 1

VARIABLE ANNUITY EUROPE 1.25X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Ryanair Holdings PLC — SP ADR*	3,560	$79,851

Total Industrials		656,923

CONSUMER DISCRETIONARY 2.0%
Daimler AG— SP ADR†	5,810	293,405
Carnival PLC — SP ADR	3,130	97,030

Total Consumer Discretionary		390,435

UTILITIES 0.4%
Veolia Environnement — SP ADR	2,100	86,688

Total Utilities		86,688

Total Common Stocks (Cost $17,926,979)		17,578,288

SECURITIES LENDING COLLATERAL 0.9%
Mount Vernon Securities Lending Trust Prime Portfolio	182,988	182,988

Total Securities Lending Collateral (Cost $182,988)		182,988

	Face
	Amount
REPURCHASE AGREEMENTS 4.2%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

UBS, Inc. issued 09/30/08 at 0.14% due 10/01/08	$201,346	201,346
issued 09/30/08 at 0.02% due 10/01/08	30,794	$30,794
Mizuho Financial Group, Inc. issued 09/30/08 at 0.26% due 10/01/08	201,346	201,346
Morgan Stanley issued 09/30/08 at 0.10% due 10/01/08	201,346	201,346

	Face	Market
	Amount	Value

Credit Suisse Group issued 09/30/08 at 0.25% due 10/01/08	$200,155	$200,155

Total Repurchase Agreements (Cost $834,987)		834,987

Total Investments 94.4% (Cost $18,944,954)		$18,596,263

Other Assets in Excess of Liabilities – 5.6%		$1,092,795

Net Assets – 100.0%		$19,689,058

		Unrealized
	Contracts	Loss

CURRENCY FUTURES CONTRACTS PURCHASED
December 2008 EURO Currency Futures Contracts (Aggregate Market Value of Contracts $6,712,700)	38	$(7,571)

FUTURES CONTRACTS PURCHASED
December 2008 Dow Jones Euro STOXX 50 Index Futures Contracts
(Aggregate Market Value of Contracts $6,906,035)	158	(81,786)

*	Non-Income Producing Security.

†	All or All or a portion of this security is on loan at September 30, 2008.

ADR – American Depository Receipts

 2

VARIABLE ANNUITY FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

COMMON STOCKS 99.2%

HSBC Holdings PLC — SP ADR	4,527	$365,917
Bank of America Corp.	10,286	360,010
JPMorgan Chase & Co.	7,498	350,157
Wells Fargo & Co.	8,908	334,317
Citigroup, Inc.	13,759	282,197
U.S. Bancorp	6,508	234,418
AXA — SP ADR	6,854	223,852
Credit Suisse Group AG — SP ADR	4,216	203,548
Allianz SE — SP ADR	13,297	182,302
Barclays PLC — SP ADR	6,890	170,183
MetLife, Inc.	3,026	169,456
Goldman Sachs Group, Inc.	1,240	158,720
Prudential Financial, Inc.	2,166	155,952
American Express Co.	4,309	152,668
Bank of New York Mellon Corp.	4,644	151,302
Charles Schwab Corp.	5,804	150,904
UBS AG — SP ADR*	8,490	148,915
PNC Financial Services Group, Inc.	1,877	140,212
Travelers Companies, Inc.	3,059	138,267
BB&T Corp.	3,640	137,592
AFLAC, Inc.	2,303	135,301
Allstate Corp.	2,864	132,088
Simon Property Group, Inc.	1,295	125,615
Chubb Corp.	2,267	124,458
Capital One Financial Corp.	2,426	123,726
CME Group, Inc.	331	122,970
SunTrust Banks, Inc.	2,610	117,424
ACE Ltd.	2,142	115,946
State Street Corp.	2,038	115,921
Merrill Lynch & Co., Inc.	4,572	115,672
Franklin Resources, Inc.	1,305	115,010
Public Storage	1,157	114,555
Blackrock, Inc.	586	113,977
Loews Corp.	2,874	113,494
Marsh & McLennan Companies, Inc.	3,446	109,445
UnionBanCal Corp.	1,431	104,878
Morgan Stanley	4,397	101,131
Northern Trust Corp.	1,369	98,842
Vornado Realty Trust	1,067	97,044
Brookfield Asset Management, Inc. — Class A	3,530	96,863
T. Rowe Price Group, Inc.	1,781	95,658
M&T Bank Corp.	1,054	94,069
Equity Residential	2,093	92,950

		Market
	Shares	Value

Aon Corp.	2,050	$92,168
Principal Financial Group, Inc.	2,097	91,199
Boston Properties, Inc.	915	85,699
HCP, Inc.	2,118	84,995
Lincoln National Corp.	1,976	84,593
Progressive Corp.	4,859	84,547
Leucadia National Corp.	1,850	84,064
KIMCO Realty Corp.	2,235	82,561
Unum Group	3,254	81,675
Hudson City Bancorp, Inc.	4,371	80,645
Plum Creek Timber Co., Inc. (REIT)	1,589	79,228
NYSE Euronext	1,982	77,655
Hartford Financial Services Group, Inc.	1,889	77,430
ProLogis	1,855	76,556
Moody’s Corp.	2,174	73,916
Ventas, Inc.	1,487	73,488
People’s United Financial, Inc.	3,809	73,323
TD Ameritrade Holding Corp.*	4,517	73,175
AvalonBay Communities, Inc.	740	72,831
Ameriprise Financial, Inc.	1,904	72,733
CNA Financial Corp.	2,716	71,268
Philadelphia Consolidated Holding Corp.*	1,200	70,284
Invesco Ltd.	3,344	70,157
Marshall & Ilsley Corp.	3,460	69,719
Host Hotels & Resorts, Inc.	5,212	69,267
Nasdaq Stock Market, Inc.*	2,200	67,254
Regions Financial Corp.	6,892	66,163
Annaly Capital Management, Inc.	4,895	65,838
KeyCorp	5,490	65,551
American Capital Ltd.	2,515	64,158
Federal Realty Investment Trust	745	63,772
Everest Re Group Ltd.	730	63,167
Zions Bancorporation	1,620	62,694
Comerica, Inc.	1,889	61,940
Discover Financial Services	4,459	61,623
Legg Mason, Inc.	1,610	61,277
Health Care REIT, Inc.	1,149	61,161
White Mountains Insurance Group Ltd.	130	61,067
Fifth Third Bancorp	5,088	60,547
Assurant, Inc.	1,100	60,500
Torchmark Corp.	1,010	60,398
Brookfield Properties Corp.	3,789	60,018
Cincinnati Financial Corp.	2,109	59,980
Regency Centers Corp.	897	59,821
New York Community Bancorp, Inc.	3,561	59,789
Macerich Co.	935	59,513

 1

VARIABLE ANNUITY FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Arch Capital Group Ltd.*	810	$59,154
IntercontinentalExchange, Inc.*	726	58,574
Axis Capital Holdings Ltd.	1,818	57,649
TFS Financial Corp	4,480	56,090
Raymond James Financial, Inc.	1,686	55,604
Jefferies Group, Inc.	2,480	55,552
Willis Group Holdings Ltd.	1,659	53,519
SEI Investments Co.	2,385	52,947
The St. Joe Co.*	1,350	52,771
HCC Insurance Holdings, Inc.	1,939	52,353
Eaton Vance Corp.	1,485	52,317
Reinsurance Group of America, Inc. — Class A	964	52,056
Alexandria Real Estate Equities, Inc.	460	51,750
Cullen/Frost Bankers, Inc.	861	51,660
W.R. Berkley Corp.	2,190	51,574
AMB Property Corp.	1,135	51,415
SLM Corp.*	4,125	50,902
Rayonier, Inc.	1,075	50,901
Liberty Property Trust	1,341	50,489
PartnerRe Ltd.	740	50,387
Duke Realty Corp.	2,048	50,340
RenaissanceRe Holdings Ltd.	960	49,920
Digital Realty Trust, Inc.	1,050	49,612
Developers Diversified Realty Corp.	1,564	49,563
UDR, Inc.	1,893	49,502
American Financial Group, Inc.	1,670	49,265
Markel Corp.*	140	49,210
Synovus Financial Corp.	4,751	49,173
Janus Capital Group, Inc.	2,023	49,118
Weingarten Realty Investors	1,372	48,939
Mercury General Corp.	890	48,727
Nationwide Health Properties, Inc.	1,352	48,645
Commerce Bancshares, Inc.	1,048	48,627
Old Republic International Corp.	3,804	48,501
Brown & Brown, Inc.	2,243	48,494
Transatlantic Holdings, Inc.	890	48,371
CapitalSource, Inc.	3,925	48,277
Alleghany Corp.*	132	48,180
Capitol Federal Financial	1,080	47,876
Valley National Bancorp†	2,280	47,789
Fidelity National Financial, Inc. — Class A	3,248	47,746
Odyssey Re Holdings Corp.	1,090	47,742
BOK Financial Corp.	984	47,635
First American Corp.	1,610	47,495
Affiliated Managers Group, Inc.*	571	47,307

		Market
	Shares	Value

Senior Housing Properties Trust	1,910	$45,515
Apartment Investment & Management Co. — Class A	1,291	45,211
Essex Property Trust, Inc.	380	44,965
XL Capital Ltd.	2,496	44,778
SL Green Realty Corp.	689	44,647
Douglas Emmett, Inc.	1,935	44,640
City National Corp.	820	44,526
Bank of Hawaii Corp.	830	44,364
Huntington Bancshares, Inc.	5,543	44,289
Associated Banc-Corp.	2,210	44,090
Taubman Centers, Inc.	856	42,800
Stancorp Financial Group, Inc.	820	42,640
Forest City Enterprises, Inc. — Class A	1,384	42,447
Apollo Investment Corp.	2,486	42,386
Realty Income Corp.	1,650	42,240
BRE Properties, Inc. — Class A	860	42,140
Camden Property Trust	890	40,815
Federated Investors, Inc. — Class B	1,396	40,275
Arthur J. Gallagher & Co.	1,560	40,030
Nationwide Financial Services, Inc.	810	39,957
Erie Indemnity Co. — Class A	890	37,620
Mack-Cali Realty Corp.	1,104	37,392
UMB Financial Corp.	710	37,289
General Growth Properties, Inc.	2,448	36,965
Genworth Financial, Inc. — Class A	4,253	36,618
Wachovia Corp.	10,371	36,299
CB Richard Ellis Group, Inc. — Class A*	2,637	35,257
CIT Group, Inc.	4,730	32,921
Waddell & Reed Financial, Inc. — Class A	1,330	32,918
Protective Life Corp.	1,150	32,787
Student Loan Corp.	350	32,550
Allied Capital Corp.	2,866	30,953
Sovereign Bancorp, Inc.	7,547	29,811
MSCI, Inc. — Class A*	1,220	29,280
American International Group, Inc.	8,454	28,152
GLG Partners, Inc.†	4,250	23,035
National City Corp.	10,981	19,217
Washington Mutual, Inc.	11,289	920

Total Common Stocks (Cost $12,462,115 )		13,743,790

 2

VARIABLE ANNUITY FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

SECURITIES LENDING COLLATERAL 0.3%
Mount Vernon Securities Lending Trust Prime Portfolio	40,239	$40,239

Total Securities Lending Collateral (Cost $40,239)		40,239

	Face
	Amount
REPURCHASE AGREEMENT 1.4%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Credit Suisse Group issued 09/30/08 at 0.25% due 10/01/08	$193,481	193,481

Total Repurchase Agreement (Cost $193,481)		193,481

Total Investments 100.9% (Cost $12,695,835)		$13,977,510

Liabilities in Excess of Other Assets – (0.9)%		$(121,284)

Net Assets – 100.0%		$13,856,226

*	Non-Income Producing Security.

†	All or a portion of this security is on loan at September 30, 2008.

ADR – American Depository Receipt.

REIT – Real Estate Investment Trust.

 3

VARIABLE ANNUITY GOVERNMENT LONG BOND 1.2X STATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

	Face	Market
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES 27.0%
Farmer Mac*
0.35% due 10/01/08	$3,000,000	$3,000,000
Fannie Mae*
2.33% due 11/10/08	3,000,000	2,992,233
Freddie Mac*
2.65% due 12/08/08	3,000,000	2,984,984
Federal Farm Credit Bank*
0.55% due 10/02/08	2,100,000	2,099,968
Federal Home Loan Bank*
2.15% due 10/07/08	2,000,000	1,999,283

Total Federal Agency Discount Notes (Cost $13,076,468)		13,076,468

U.S. TREASURY OBLIGATIONS 33.5%
United States Treasury Bond
4.50% due 05/15/38	15,765,000	16,245,340

Total U.S. Treasury Obligations (Cost $15,783,789)		16,245,340

REPURCHASE AGREEMENTS 36.8%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

UBS, Inc.
issued 09/30/08 at 0.14% due 10/01/08	4,306,999	4,306,999
issued 09/30/08 at 0.02% due 10/01/08	658,718	658,718
Mizuho Financial Group, Inc. issued 09/30/08 0.26% due 10/01/08	4,306,999	4,306,999
Morgan Stanley issued 09/30/08 at 0.10% due 10/01/08	4,306,999	4,306,999
Credit Suisse Group issued 09/30/08 at 0.25% due 10/01/08	4,281,505	4,281,505

Total Repurchase Agreements (Cost $17,861,220)		17,861,220

		Market
		Value

Total Investments 97.3% (Cost $46,721,477)		$47,183,028

Other Assets in Excess of Liabilities – 2.7%		$1,296,958

Net Assets – 100.0%		$48,479,986

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS PURCHASED
December 2008 U.S. Treasury Bond Futures Contracts (Aggregate Market Value of contracts $64,241,578)	549	$(101,789)

*	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

 1

VARIABLE ANNUITY HEALTH CARE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

COMMON STOCKS 99.7%

Johnson & Johnson, Inc.	23,156	$1,604,248
Novartis AG — SP ADR	24,400	1,289,296
Pfizer, Inc.	68,889	1,270,313
GlaxoSmithKline PLC — SP ADR	26,863	1,167,466
Genentech, Inc.*	12,923	1,146,012
Abbott Laboratories	18,606	1,071,333
Sanofi-Aventis — SP ADR	30,983	1,018,411
Amgen, Inc.*	16,248	963,019
AstraZeneca PLC — SP ADR	20,422	896,117
Merck & Company, Inc.	27,376	863,987
Medtronic, Inc.	16,377	820,488
Alcon, Inc. — SP ADR	4,862	785,262
Eli Lilly & Co.	17,416	766,826
Teva Pharmaceutical Industries Ltd. — SP ADR	15,971	731,312
Baxter International, Inc.	10,918	716,548
Wyeth	19,027	702,857
Bristol-Myers Squibb Co.	33,662	701,853
Gilead Sciences, Inc.*	14,660	668,203
UnitedHealth Group, Inc.	25,923	658,185
Covidien Ltd.	11,555	621,197
Schering-Plough Corp.	30,744	567,842
WellPoint, Inc.*	12,133	567,460
Celgene Corp.*	8,875	561,610
Stryker Corp.	8,815	549,175
Medco Health Solutions, Inc.*	11,943	537,435
Genzyme Corp.*	6,620	535,492
Thermo Fisher Scientific, Inc.*	9,728	535,040
Express Scripts, Inc.*	7,116	525,303
Becton, Dickinson & Co.	6,133	492,235
Aetna, Inc.	13,242	478,169
Boston Scientific Corp.*	37,590	461,229
Cardinal Health, Inc.	9,353	460,916
Allergan, Inc.	8,630	444,445
McKesson Corp.	8,131	437,529
Zimmer Holdings, Inc.*	6,445	416,089
St. Jude Medical, Inc.*	9,536	414,721
Biogen Idec, Inc.*	7,714	387,937
Quest Diagnostics, Inc.	7,048	364,170
CIGNA Corp.	10,301	350,028
C.R. Bard, Inc.	3,679	349,027
Shire PLC — SP ADR	7,256	346,474
Barr Pharmaceuticals, Inc.*	4,941	322,647
Varian Medical Systems, Inc.*†	5,601	319,985
Laboratory Corporation of America Holdings*	4,559	316,851
ImClone Systems, Inc.*	5,030	314,073
Intuitive Surgical, Inc.*	1,293	311,587

		Market
	Shares	Value

Humana, Inc.*	7,494	$308,753
Forest Laboratories, Inc.*	10,422	294,734
DaVita, Inc.*	5,044	287,558
Hospira, Inc.*	7,285	278,287
AmerisourceBergen Corp.	7,377	277,744
Applied Biosystems Inc.	8,021	274,719
Coventry Health Care, Inc.*	8,158	265,543
Waters Corp.*	4,540	264,137
Covance, Inc.*	2,978	263,285
DENTSPLY International, Inc.	6,976	261,879
Cephalon, Inc.*	3,368	260,986
Pharmaceutical Product Development, Inc.	6,140	253,889
Henry Schein, Inc.*	4,642	249,925
Vertex Pharmaceuticals, Inc.*	7,460	247,970
Illumina, Inc.*	5,900	239,127
Beckman Coulter, Inc.	3,310	234,977
Hologic, Inc.*	11,736	226,857
Perrigo Co.	5,790	222,683
Cerner Corp.*	4,790	213,826
Patterson Companies, Inc.*	7,015	213,326
Millipore Corp.*	3,074	211,491
Warner Chilcott Ltd.*	13,691	207,008
Invitrogen Corp.*	5,452	206,086
IDEXX Laboratories, Inc.*	3,720	203,856
Charles River Laboratories International, Inc.*	3,627	201,407
Mylan Laboratories, Inc.*	17,568	200,627
IMS Health, Inc.	10,370	196,097
PerkinElmer, Inc.	7,420	185,277
Edwards Lifesciences Corp.*	3,190	184,254
Community Health Systems, Inc.*	5,828	170,819
Amylin Pharmaceuticals, Inc.*	8,198	165,764
Elan Corp. PLC -SP ADR*	13,670	145,859

Total Common Stocks
(Cost $33,412,141)		37,249,152

SECURITIES LENDING COLLATERAL 0.3%
Mount Vernon Securities Lending Trust Prime Portfolio	113,448	113,448

Total Securities Lending Collateral
(Cost $113,448)		113,448

 1

VARIABLE ANNUITY HEALTH CARE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

	Face	Market
	Amount	Value

REPURCHASE AGREEMENT 1.7%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Credit Suisse Group issued 09/30/08 at 0.25% due 10/01/08	$653,238	$653,238

Total Repurchase Agreement (Cost $653,238)		653,238

Total Investments 101.7% (Cost $34,178,827)		$38,015,838

Liabilities in Excess of Other Assets – (1.7)%		$(635,448)

Net Assets – 100.0%		$37,380,390

*	Non-Income Producing Security.

†	All or a portion of this security is on loan at September 30, 2008

ADR – American Depository Receipt.

 2

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

COMMON STOCKS 37.3%

FINANCIALS 7.8%
Allied World Assurance Company Holdings Ltd	1,398	$49,657
Charles Schwab Corp.§	1,899	49,374
Aon Corp.§	969	43,566
Travelers Companies, Inc.§	840	37,968
Loews Corp. §	800	31,592
MetLife, Inc. §	530	29,680
Axis Capital Holdings Ltd.	890	28,222
JPMorgan Chase & Co.§	590	27,553
Annaly Capital Management, Inc.	2,029	27,290
PartnerRe Ltd.	400	27,236
Hanover Insurance Group, Inc.§	590	26,857
Plum Creek Timber Co., Inc. (REIT)§	480	23,933
Blackrock, Inc.	120	23,340
Invesco Ltd.§	1,089	22,847
Transatlantic Holdings, Inc.	410	22,283
Liberty Media Corp — Capital*	1,639	21,930
Unum Group§	859	21,561
Arthur J. Gallagher & Co. §	830	21,298
AFLAC, Inc.§	340	19,975
Federated Investors, Inc. — Class B§	660	19,041
Chubb Corp. §	340	18,666
Allstate Corp.§	400	18,448
ProLogis §	430	17,746
Hudson City Bancorp, Inc.§	839	15,480
Goldman Sachs Group, Inc.§	110	14,080
Janus Capital Group, Inc.§	570	13,840
Ameriprise Financial, Inc.§	350	13,370
T. Rowe Price Group, Inc.§	230	12,353
Hartford Financial Services Group, Inc.§	240	9,838
Health Care REIT, Inc.§	180	9,581
Everest Re Group Ltd.§	100	8,653
People’s United Financial, Inc.	420	8,085
W.R. Berkley Corp.§	330	7,771
Host Hotels & Resorts, Inc. §	580	7,708
American Financial Group, Inc.§	260	7,670
Nationwide Health Properties, Inc.§	210	7,556
HCP, Inc.§	180	7,223
Northern Trust Corp.§	100	7,220
Cincinnati Financial Corp. §	240	6,826
Macerich Co. §	100	6,365

		Market
	Shares	Value

State Street Corp.§	100	$5,688
Protective Life Corp.§	160	4,562
Genworth Financial, Inc. — Class A§	470	4,047
Waddell & Reed Financial, Inc. — Class A§	150	3,712
NYSE Euronext§	70	2,743
Jones Lang LaSalle, Inc.§	50	2,174
Endurance Specialty Holdings Ltd.	70	2,164
IntercontinentalExchange, Inc.*§	10	807
Total Financials		819,579

CONSUMER DISCRETIONARY 5.1%
Nike, Inc. — Class B§	770	51,513
McDonald’s Corp.§	730	45,041
Hasbro, Inc.§	990	34,373
Service Corporation International§	3,677	30,740
Amazon.com, Inc.* §	420	30,559
Regal Entertainment Group — Class A	1,710	26,984
Burger King Holdings, Inc.	999	24,535
TJX Companies, Inc.§	720	21,974
Walt Disney Co.§	570	17,493
Comcast Corp. — Class A§	790	15,508
Mohawk Industries, Inc.* §	230	15,500
Home Depot, Inc. §	580	15,016
DreamWorks Animation SKG, Inc. — Class A*§	443	13,932
Time Warner, Inc.§	1,060	13,897
Liberty Global, Inc. — Class A*	420	12,726
Lowe’s Companies, Inc. §	500	11,845
DIRECTV Group, Inc.*§	440	11,515
Royal Caribbean Cruises Ltd.	540	11,205
Carnival Corp. §	310	10,958
GameStop Corp. — Class A*§	260	8,895
BorgWarner, Inc.§	240	7,865
Ross Stores, Inc.§	200	7,362
DeVry, Inc.§	140	6,936
CTC Media, Inc.*	450	6,750
LKQ Corp.*	380	6,449
Yum! Brands, Inc. §	180	5,870
Whirlpool Corp.§	70	5,550
Central European Media Enterprises Ltd. — Class A*†	80	5,232
Hanesbrands, Inc.*§	230	5,002

 1

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Snap-On, Inc.§	90	$4,739
Penske Auto Group, Inc.	330	3,785
Barnes & Noble, Inc.§	140	3,651
Discovery Communications, Inc. — Class A*	225	3,206
Discovery Communications, Inc.*	225	3,186
Johnson Controls, Inc.§	100	3,033
priceline.com, Inc.* §	40	2,737
Weight Watchers International, Inc.	70	2,562
Big Lots, Inc.*§	90	2,505
Tiffany & Co.§	70	2,486
Autoliv, Inc.	70	2,363
CBS Corp.§	150	2,187
Dick’s Sporting Goods, Inc.*§	110	2,154
Matthews International Corp. — Class A§	40	2,030
Strayer Education, Inc.§	10	2,003
Corinthian Colleges, Inc.*§	120	1,800
Apollo Group, Inc. — Class A*§	30	1,779
Regis Corp.§	60	1,650
ITT Educational Services, Inc.*§	20	1,618
TRW Automotive Holdings Corp.*	90	1,432
Sotheby’s §	70	1,404
Coinstar, Inc.*	40	1,280
AutoZone, Inc.*§	10	1,233
Capella Education Co.*	20	857
Advance Auto Parts, Inc.§	20	793
Ascent Media Corp. — Class A*	22	537
M.D.C. Holdings, Inc. §	10	366
Total Consumer Discretionary		538,601

HEALTH CARE 4.9%
Thermo Fisher Scientific, Inc.*§	1,290	70,925
Baxter International, Inc.§	880	57,754
LifePoint Hospitals, Inc.* §	869	27,930
C.R. Bard, Inc. §	280	26,563
Hill-Rom Holdings, Inc. §	869	26,339
WellPoint, Inc.* §	510	23,853
Millipore Corp.*§	280	19,264
Pfizer, Inc.§	1,040	19,177
Express Scripts, Inc.* §	250	18,455
Covance, Inc.* §	200	17,682
Techne Corp.*§	220	15,866
Charles River Laboratories International, Inc.*§	260	14,438

		Market
	Shares	Value

DENTSPLY International, Inc.§	360	$13,514
Hologic, Inc.*§	630	12,178
Pharmaceutical Product Development, Inc.§	290	11,991
McKesson Corp.§	210	11,300
Aetna, Inc.§	300	10,833
Medco Health Solutions, Inc.*§	240	10,800
Biogen Idec, Inc.*§	180	9,052
Quest Diagnostics, Inc.§	170	8,784
Perrigo Co. §	170	6,538
Invitrogen Corp.*	170	6,426
Waters Corp.* §	90	5,236
Coventry Health Care, Inc.*§	160	5,208
Amgen, Inc.*§	80	4,742
Community Health Systems, Inc.*§	160	4,690
Illumina, Inc.*	100	4,053
Bio-Rad Laboratories, Inc. — Class A*	40	3,965
Medtronic, Inc.§	70	3,507
PerkinElmer, Inc.§	140	3,496
Bruker BioSciences Corp.*	250	3,332
Alcon, Inc. — SP ADR	20	3,230
Humana, Inc.*§	70	2,884
Parexel International Corp.*	100	2,866
Covidien Ltd.§	50	2,688
BioMarin Pharmaceuticals, Inc.*	100	2,649
Becton, Dickinson & Co.§	30	2,408
Varian, Inc.* §	50	2,145
Zimmer Holdings, Inc.*§	30	1,937
St. Jude Medical, Inc.*§	40	1,740
Cephalon, Inc.* §	20	1,550
Myriad Genetics, Inc.*	20	1,298
Alexion Pharmaceuticals, Inc.*	30	1,179
Varian Medical Systems, Inc.*§	20	1,143
United Therapeutics Corp.*	10	1,052
OSI Pharmaceuticals, Inc.*	20	986
Inverness Medical Innovations, Inc.*	30	900
Vertex Pharmaceuticals, Inc.*§	20	665
UnitedHealth Group, Inc.	2	51
Total Health Care		509,262

UTILITIES 4.2%
UGI Corp.	2,059	53,092

 2

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

TECO Energy, Inc.§	2,768	$43,541
FirstEnergy Corp.§	539	36,108
Public Service Enterprise Group, Inc.§	909	29,806
Atmos Energy Corp.	1,068	28,430
American Water Works Company, Inc.	1,290	27,735
Questar Corp.§	670	27,416
Energen Corp.§	590	26,715
Pepco Holdings, Inc.§	1,100	25,201
DTE Energy Co.§	590	23,671
DPL, Inc.§	890	22,072
MDU Resources Group, Inc.§	749	21,721
National Fuel Gas Co. §	490	20,668
NRG Energy, Inc.*	720	17,820
AES Corp.*§	890	10,404
Xcel Energy, Inc. §	450	8,996
Oneok, Inc.§	260	8,944
SCANA Corp.§	130	5,061
Equitable Resources, Inc.§	90	3,301
Exelon Corp.§	40	2,505
Total Utilities		443,207

INDUSTRIALS 3.4%
Deere & Co.§	530	26,235
Brink’s Co.§	390	23,798
Copart, Inc.* §	610	23,180
Flowserve Corp.§	230	20,417
SPX Corp.§	250	19,250
Ryder System, Inc. §	260	16,120
AGCO Corp.*§	340	14,487
Waste Management, Inc.§	460	14,485
McDermott International, Inc.*	540	13,797
Norfolk Southern Corp. §	200	13,242
SunPower Corp.*	140	9,656
Joy Global, Inc.§	210	9,479
Jacobs Engineering Group, Inc.* §	170	9,233
Valmont Industries, Inc.	110	9,096
Eaton Corp.§	160	8,989
Cummins, Inc.§	190	8,307
Precision Castparts Corp.§	90	7,090
CSX Corp.§	120	6,548
Timken Co.§	200	5,670
First Solar, Inc.*	30	5,667
GATX Corp. §	140	5,540
ABB Ltd. — SP ADR	280	5,432
Union Pacific Corp.§	70	4,981
Bucyrus International, Inc. — Class A	110	4,915

		Market
	Shares	Value

Emerson Electric Co.§	120	$4,895
Burlington Northern Santa Fe Corp.§	50	4,621
Kansas City Southern* §	100	4,436
Quanta Services, Inc.* §	150	4,052
Canadian National Railway Co.	80	3,826
Woodward Governor Co.	100	3,527
Manitowoc Co., Inc.§	220	3,421
Fluor Corp.§	60	3,342
Foster Wheeler Ltd.*	70	2,528
Energy Conversion Devices, Inc.*	40	2,330
FTI Consulting, Inc.*	30	2,167
Suntech Power Holdings Co. Ltd. — SP ADR*	60	2,152
Sunpower Corp.*	30	2,128
AMETEK, Inc.§	50	2,039
United Rentals, Inc.*§	130	1,981
Granite Construction, Inc.§	50	1,791
Roper Industries, Inc. §	30	1,709
J.B. Hunt Transport Services, Inc. §	50	1,669
Brady Corp. — Class A	40	1,411
Con-way, Inc. §	30	1,323
GrafTech International Ltd.*	80	1,209
Heartland Express, Inc.	70	1,086
Werner Enterprises, Inc. §	50	1,086
Hubbell, Inc. — Class B §	30	1,052
Knight Transportation, Inc.	60	1,018
Belden, Inc.	30	954
American Superconductor Corp.*	40	943
Regal-Beloit Corp.	20	850
Old Dominion Freight Line, Inc.*	30	850
Walter Industries, Inc.	10	475
Donaldson Co., Inc.§	10	419
General Cable Corp.*	10	356
Steelcase, Inc. — Class A	30	323
Total Industrials		351,583

ENERGY 3.2%
National-Oilwell Varco, Inc.* §	680	34,156
SEACOR Holdings, Inc.*	330	26,053
ConocoPhillips§	330	24,172
ENSCO International, Inc. §	410	23,628
Cimarex Energy Co.§	380	18,586
Anadarko Petroleum Corp.§	370	17,949
Patterson-UTI Energy, Inc. §	799	15,996
Noble Corp.§	320	14,048

 3

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Unit Corp.*	280	$13,950
Frontline Ltd.	290	13,940
Transocean, Inc.*§	120	13,181
FMC Technologies, Inc.*§	280	13,034
Superior Energy Services*§	350	10,899
Chesapeake Energy Corp.§	270	9,682
Denbury Resources, Inc.*§	390	7,426
Exxon Mobil Corp.§	70	5,436
Massey Energy Co.§	150	5,350
Apache Corp. §	50	5,214
Diamond Offshore Drilling, Inc.	50	5,153
Whiting Petroleum Corp.*	70	4,988
Hess Corp.§	60	4,925
Encore Acquisition Co.*§	100	4,178
PetroHawk Energy Corp.*	160	3,461
Chevron Corp.§	40	3,299
BP PLC — SP ADR	60	3,010
Halliburton Co.§	90	2,915
Royal Dutch Shell PLC — SP ADR	40	2,360
Arch Coal, Inc.§	70	2,302
Helmerich & Payne, Inc. §	50	2,160
Range Resources Corp.§	50	2,144
Occidental Petroleum Corp.§	30	2,114
Weatherford International Ltd.*§	80	2,011
Tenaris SA — SP ADR	50	1,865
Consol Energy, Inc. §	40	1,836
Devon Energy Corp.§	20	1,824
EOG Resources, Inc. §	20	1,789
Smith International, Inc. §	30	1,759
Cameron International Corp.*§	40	1,542
XTO Energy, Inc. §	30	1,396
Canadian Natural Resources Ltd.	20	1,369
Atwood Oceanics, Inc.*	10	364
W&T Offshore, Inc.	10	273
Total Energy		331,737

CONSUMER STAPLES 2.8%
Herbalife Ltd.	1,060	41,891
Molson Coors Brewing Co. — Class B§	739	34,548
Costco Wholesale Corp. §	460	29,868
Dr Pepper Snapple Group, Inc.*	979	25,924
PepsiAmericas, Inc.§	860	17,819
Bunge Ltd.	240	15,163
Procter & Gamble Co.§	200	13,938
Coca-Cola Enterprises, Inc.§	830	13,919

		Market
	Shares	Value

BJ’s Wholesale Club, Inc.* §	290	$11,269
Reynolds American, Inc. §	200	9,724
Central European Distribution Corp.*	190	8,628
Pepsi Bottling Group, Inc.§	290	8,459
Safeway, Inc.§	350	8,302
CVS Caremark Corp.§	230	7,742
PepsiCo, Inc.§	90	6,414
SUPERVALU, INC.§	250	5,425
Wal-Mart Stores, Inc.§	90	5,390
Kimberly-Clark Corp.§	80	5,187
Coca-Cola Co.§	70	3,702
Diageo PLC — SP ADR	50	3,443
Clorox Co.§	50	3,134
NBTY, Inc.*§	90	2,657
Energizer Holdings, Inc.* §	30	2,417
Church & Dwight Co., Inc.§	30	1,863
Brown-Forman Corp. — Class B§	20	1,436
Hansen Natural Corp.*	30	908
WD-40 Co.	20	719
Total Consumer Staples		289,889

INFORMATION TECHNOLOGY 2.7%
Synopsys, Inc.*§	1,301	25,950
Hewlett-Packard Co.§	490	22,658
Applied Materials, Inc.§	1,200	18,156
QLogic Corp.*§	969	14,884
VeriSign, Inc.*§	530	13,822
Qualcomm, Inc.§	280	12,032
Arrow Electronics, Inc.* §	430	11,275
MasterCard, Inc. §	60	10,640
Hewitt Associates, Inc. — Class A*	290	10,568
Amphenol Corp. — Class A§	250	10,035
MEMC Electronic Materials, Inc.*§	330	9,326
Dolby Laboratories, Inc. — Class A*	250	8,797
Avnet, Inc.*§	350	8,620
Western Digital Corp.*§	390	8,315
Affiliated Computer Services, Inc. — Class A* §	160	8,101
Computer Sciences Corp.*§	200	8,038
Lam Research Corp.*§	250	7,872
Zebra Technologies Corp. — Class A*§	280	7,798
Fidelity National Information Services, Inc.§	390	7,199
Trimble Navigation Ltd.*§	220	5,689
Apple, Inc.*§	50	5,683
Novellus Systems, Inc.* §	250	4,910

 4

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

EchoStar Corp. — Class A*	180	$4,338
Compuware Corp.*§	400	3,876
ANSYS, Inc.*§	100	3,787
Itron, Inc.*	40	3,541
CommScope, Inc.*§	90	3,118
Ingram Micro, Inc. — Class A*§	190	3,053
ADC Telecommunications, Inc.*§	360	3,042
Sohu.com, Inc.*	50	2,787
Cypress Semiconductor Corp.*§	510	2,662
Nvidia Corp.*§	210	2,249
KLA-Tencor Corp.§	70	2,216
Flir Systems, Inc.*§	40	1,537
Vishay Intertechnology, Inc.*§	200	1,324
BMC Software, Inc.*§	40	1,145
Western Union Co.§	20	493
Total Information Technology		279,536

TELECOMMUNICATION SERVICES 1.6%
Verizon Communications, Inc.§	1,519	48,745
Crown Castle International Corp.*	1,259	36,473
CenturyTel, Inc. §	640	23,456
American Tower Corp. — Class A*§	570	20,503
AT&T, Inc.§	620	17,310
SBA Communications Corp.*	589	15,237
Telephone & Data Systems, Inc.§	90	3,218
U.S. Cellular Corp.*	40	1,877
NII Holdings, Inc. — Class B*	40	1,517
MetroPCS Communications, Inc.*	20	280
Total Telecommunication Services		168,616

MATERIALS 1.6%
Crown Holdings, Inc.*	981	21,796
Lubrizol Corp.§	460	19,845
Dow Chemical Co. §	550	17,479
International Paper Co. §	580	15,185
United States Steel Corp.§	180	13,970
The Mosaic Co.	120	8,162
Alcoa, Inc.§	360	8,129
Steel Dynamics, Inc.§	460	7,861
Reliance Steel & Aluminum Co. §	180	6,835

		Market
	Shares	Value

Nalco Holding Co.	340	$6,304
AK Steel Holding Corp.§	200	5,184
Potash Corporation of Saskatchewan	30	3,960
Monsanto Co.§	40	3,959
Commercial Metals Co.§	220	3,716
Albemarle Corp. §	110	3,392
Cleveland-Cliffs, Inc.	60	3,176
CF Industries Holdings, Inc.§	30	2,744
E.I. du Pont de Nemours and Co. §	60	2,418
Praxair, Inc.§	30	2,152
Temple-Inland, Inc.§	140	2,136
Terra Industries, Inc.§	70	2,058
Agrium, Inc.	30	1,682
Air Products & Chemicals, Inc.§	20	1,370
PPG Industries, Inc.§	20	1,166
Sigma-Aldrich Corp.§	20	1,048
Carpenter Technology Corp.§	40	1,026
Intrepid Potash, Inc.*	30	904
Total Materials		167,657

Total Common Stocks
(Cost $4,330,775)		3,899,667

EXCHANGE TRADED FUNDS 4.7%
iShares MSCI Emerging Markets Index Fund	6,836	236,047
Vanguard Emerging Markets ETF	1,438	49,841
Nuveen Equity Premium Opportunity Fund†	2,458	31,979
Nuveen Equity Premium and Growth Fund	2,330	30,453
Eaton Vance Tax-Managed Buy-Write Income Fund	2,270	29,623
Nuveen Core Equity Alpha Fund	2,390	29,039
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	2,330	27,890
First Trust Enhanced Equity Income Fund, Inc.	2,510	27,861
Liberty All Star Equity Fund	5,908	26,645

Total Exchange Traded Funds
(Cost $611,505)		489,378

 5

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 45.0%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Credit Suisse Group issued 09/30/08 at 0.25% due 10/01/08	$2,612,734	$2,612,734
UBS, Inc.
issued 09/30/08 at 0.14% due 10/01/08	665,750	665,750
issued 09/30/08 at 0.02% due 10/01/08	101,821	101,821
Mizuho Financial Group, Inc. issued 09/30/08 at 0.26% due 10/01/08	665,750	665,750
Morgan Stanley issued 09/30/08 at 0.10% due 10/01/08	665,750	665,750
Total Repurchase Agreements
(Cost $4,711,805)		4,711,805

	Shares

SECURITIES LENDING COLLATERAL 0.0%
Mount Vernon Securities Lending Trust Prime Portfolio	7,860	7,860

Total Securities Lending Collateral (Cost $7,860)		7,860

COMMON STOCKS SOLD SHORT (33.6)%

TELECOMMUNICATION SERVICES (0.2)%
Clearwire Corp.*	90	(1,069)
Qwest Communications International, Inc	1,690	(5,459)
Sprint Nextel Corp.	1760	(10,736)
Total Telecommunication Services		(17,264)

ENERGY (2.1)%
SandRidge Energy, Inc.*	10	(196)
Patriot Coal Corp.*	10	(291)
Key Energy Services, Inc.*	30	(348)
Valero Energy Corp.	30	(909)
Southwestern Energy Co.*	40	(1,222)
Continental Resources, Inc.*	60	(2,354)
Global Industries Ltd.*	360	(2,498)
El Paso Corp.	230	(2,935)
Helix Energy Solutions Group, Inc.*	140	(3,399)
Tesoro Corp.	310	(5,112)

		Market
	Shares	Value

Hercules Offshore, Inc.*	420	$(6,367)
Frontier Oil Corp.	370	(6,815)
Sunoco, Inc.	260	(9,251)
Peabody Energy Corp.	220	(9,900)
Marathon Oil Corp.	260	(10,366)
Holly Corp.	360	(10,411)
Overseas Shipholding Group, Inc	180	(10,496)
Plains Exploration & Production Co.*	320	(11,251)
Nabors Industries Ltd.*	500	(12,460)
Newfield Exploration Co.*	420	(13,436)
Exterran Holdings, Inc.*	510	(16,300)
Teekay Corp.	670	(17,675)
Tetra Technologies, Inc.*	1,360	(18,836)
Baker Hughes, Inc.	380	(23,005)
BJ Services Co.	1,480	(28,312)
Total Energy		(224,145)

MATERIALS (2.2)%
Westlake Chemical Corp.	10	(210)
Century Aluminum Co.*	20	(554)
RPM International, Inc.	30	(580)
Cabot Corp.	40	(1,271)
Allegheny Technologies, Inc.	50	(1,478)
Chemtura Corp.	640	(2,918)
Celanese Corp.	140	(3,907)
International Flavors & Fragrances, Inc.	100	(3,946)
Smurfit-Stone Container Corp.*	1,410	(6,627)
Eastman Chemical Co.	130	(7,158)
Ecolab, Inc.	150	(7,278)
Valhi, Inc.	425	(7,650)
Titanium Metals Corp.	680	(7,711)
Ashland, Inc.	280	(8,187)
Eagle Materials, Inc.	470	(10,514)
Domtar Corp.*	2,289	(10,529)
Scotts Miracle-Gro Co. — Class A	680	(16,075)
Newmont Mining Corp.	550	(21,318)
Sealed Air Corp.	1,130	(24,849)
Weyerhaeuser Co.	420	(25,444)
Pactiv Corp.*	1,090	(27,065)
Bemis Co., Inc.	1,211	(31,743)
Total Materials		(227,013)

CONSUMER STAPLES (2.6)%
Altria Group, Inc.	160	(3,174)
Rite Aid Corp.*	5,029	(4,073)
Del Monte Foods Co.	1,149	(8,962)
Tyson Foods, Inc. — Class A	820	(9,791)

 6

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Constellation Brands, Inc. — Class A*	480	$(10,301)
Smithfield Foods, Inc.*	880	(13,974)
Colgate-Palmolive Co.	250	(18,838)
Sara Lee Corp.	1,660	(20,966)
Alberto-Culver Co.	1,060	(28,874)
Walgreen Co.	1,000	(30,960)
Avon Products, Inc.	850	(35,335)
Dean Foods Co.*	1,950	(45,552)
Hershey Co.	1,160	(45,866)
Total Consumer Staples		(276,667)

HEALTH CARE (3.2)%
Bristol-Myers Squibb Co.	20	(417)
Cardinal Health, Inc.	10	(493)
PDL BioPharma, Inc.	60	(559)
Kinetic Concepts, Inc.*	60	(1,715)
Celgene Corp.*	40	(2,531)
King Pharmaceuticals, Inc.*	270	(2,587)
Lincare Holdings Inc.	101	(3,039)
WellCare Health Plans, Inc.*	100	(3,600)
Health Management Associates, Inc. — Class A*	1,039	(4,322)
Brookdale Senior Living Inc.	210	(4,618)
Schering-Plough Corp.	370	(6,834)
UnitedHealth Group, Inc.	322	(8,176)
Mylan, Inc.*	760	(8,679)
Gilead Sciences, Inc.*	210	(9,572)
Health Net, Inc.*	440	(10,384)
Hospira, Inc.*	290	(11,078)
Tenet Healthcare Corp.*	3,000	(16,650)
Stryker Corp.	270	(16,821)
Genzyme Corp.*	210	(16,987)
Sepracor, Inc.*	930	(17,028)
CooperCompanies, Inc.	499	(17,345)
Amylin Pharmaceuticals, Inc.*	910	(18,400)
Advanced Medical Optics, Inc.*	1,040	(18,491)
Merck & Company, Inc.	630	(19,883)
Omnicare, Inc.	720	(20,714)
Watson Pharmaceuticals, Inc.*	930	(26,505)
Allergan, Inc.	620	(31,930)
Boston Scientific Corp.*	3,230	(39,632)
Total Health Care		(338,990)

INFORMATION TECHNOLOGY (3.3)%
Acxiom Corp.	10	(125)
Broadcom Corp. — Class A*	10	(186)

		Market
	Shares	Value

MoneyGram International, Inc.	150	$(213)
Ciena Corp.*	40	(403)
Brocade Communications Systems, Inc.*	100	(582)
F5 Networks, Inc.*	50	(1,169)
Fairchild Semiconductor International, Inc.*	140	(1,245)
Varian Semiconductor Equipment Associates, Inc.*	80	(2,010)
Xerox Corp.	260	(2,998)
Akamai Technologies, Inc.*	200	(3,488)
Google, Inc. — Class A*	10	(4,005)
Cognizant Technology Solutions Corp. — Class A*	190	(4,338)
Novell, Inc.*	960	(4,934)
Cadence Design Systems, Inc.*	900	(6,084)
LSI Logic Corp.*	1,180	(6,325)
SanDisk Corp.*	340	(6,647)
Convergys Corp.	481	(7,109)
Integrated Device Technology, Inc.*	950	(7,391)
Rambus, Inc.*	600	(7,710)
Unisys Corp.*	2,990	(8,223)
Altera Corp.	450	(9,306)
Sun Microsystems, Inc.*	1,250	(9,500)
Salesforce.com, Inc.*	200	(9,680)
Teradyne, Inc.*	1,500	(11,715)
Advanced Micro Devices, Inc.*	2,270	(11,918)
Micron Technology, Inc.*	2,980	(12,069)
NCR Corp.*	560	(12,348)
Atmel Corp.*	3,660	(12,407)
Paychex, Inc.	380	(12,551)
Tech Data Corp.*	440	(13,134)
Tellabs, Inc.*	3,429	(13,922)
Jabil Circuit, Inc.	1,520	(14,501)
Tyco Electronics Ltd.	550	(15,213)
Adobe Systems, Inc.*	520	(20,524)
Motorola, Inc.	3,630	(25,918)
Electronic Arts, Inc.*	910	(33,661)
JDS Uniphase Corp.*	4,141	(35,041)
Total Information Technology		(348,593)

UTILITIES (3.8)%
Northeast Utilities System	60	(1,539)
Centerpoint Energy, Inc.	160	(2,331)
Duke Energy Corp.	150	(2,615)
Alliant Energy Corp.	230	(7,408)

 7

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Great Plains Energy, Inc.	390	$(8,666)
Mirant Corp.*	670	(12,254)
Allegheny Energy, Inc.	340	(12,502)
Pinnacle West Capital Corp.	469	(16,138)
Consolidated Edison, Inc.	380	(16,325)
Reliant Energy, Inc.*	2,370	(17,420)
Ameren Corp.	520	(20,296)
PG&E Corp.	581	(21,758)
Southern Union Co.	1,120	(23,128)
Sierra Pacific Resources	2,470	(23,663)
PPL Corp.	650	(24,063)
Hawaiian Electric Industries, Inc.	1,050	(30,566)
CMS Energy Corp.	2,580	(32,173)
Dynegy, Inc. — Class A*	9,260	(33,151)
NiSource, Inc.	2,730	(40,295)
Aqua America, Inc.	2,729	(48,522)
Total Utilities		(394,810)

CONSUMER DISCRETIONARY (4.2)%
RH Donnelley Corp.*	70	(139)
Idearc, Inc.	350	(438)
Harte-Hanks, Inc.	90	(933)
Coldwater Creek, Inc.*	310	(1,795)
Chico’s FAS, Inc.*	420	(2,297)
Gannett Co., Inc.	150	(2,537)
Brunswick Corp.	200	(2,558)
Ryland Group, Inc.	100	(2,652)
AnnTaylor Stores Corp.*	130	(2,683)
Scientific Games Corp. — Class A*	150	(3,453)
Tim Hortons, Inc.	120	(3,556)
Career Education Corp.*	220	(3,597)
Macy’s, Inc.	210	(3,776)
Morningstar, Inc.*	70	(3,883)
Penn National Gaming Inc.*	160	(4,251)
Interpublic Group of Companies, Inc.*	570	(4,418)
DreamWorks Animation SKG, Inc. — Class A	143	(4,497)
Cablevision Systems Corp. — Class A	190	(4,780)
International Game Technology	280	(4,810)
JC Penney Co., Inc.	150	(5,001)
Williams-Sonoma, Inc.	310	(5,016)
Jones Apparel Group, Inc.	290	(5,368)
Boyd Gaming Corp.	600	(5,616)
Virgin Media, Inc.	730	(5,767)
KB Home	310	(6,101)
Office Depot, Inc.*	1,050	(6,111)
OfficeMax, Inc.	700	(6,223)

		Market
	Shares	Value

Warner Music Group Corp.	830	$(6,308)
Coach, Inc.*	280	(7,011)
Marriott International, Inc. — Class A	270	(7,044)
Thor Industries, Inc.	310	(7,694)
New York Times Co. — Class A	560	(8,002)
Harman International Industries, Inc.	250	(8,518)
Lennar Corp. — Class A	580	(8,810)
Centex Corp.	550	(8,910)
Hearst-Argyle Television, Inc.	400	(8,932)
Wyndham Worldwide Corp.	610	(9,583)
Meredith Corp.	430	(12,057)
WABCO Holdings, Inc.	390	(13,861)
DR Horton, Inc.	1,100	(14,322)
RadioShack Corp.	840	(14,515)
H&R Block, Inc.	680	(15,470)
Pulte Homes, Inc.	1,150	(16,066)
Liz Claiborne, Inc.	1,020	(16,759)
Toll Brothers, Inc.*	670	(16,904)
Starbucks Corp.*	1,230	(18,290)
Federal-Mogul Corp.*	1,600	(20,080)
Saks, Inc.*	2,230	(20,628)
Goodyear Tire & Rubber Co.*	1,350	(20,669)
Scripps Networks Interactive, Inc. — Class A	707	(25,671)
Eastman Kodak Co.	1,870	(28,761)
Total Consumer Discretionary		(437,120)

INDUSTRIALS (5.0)%
HNI Corp.	10	(253)
BE Aerospace, Inc.*	20	(317)
Thomas & Betts Corp.*	30	(1,172)
Avery Dennison Corp.	60	(2,669)
Avis Budget Group, Inc.*	491	(2,818)
Manpower Inc.	90	(3,884)
Shaw Group Inc.*	140	(4,302)
Hertz Global Holdings, Inc.*	710	(5,375)
Carlisle Companies, Inc.	190	(5,694)
Delta Air Lines, Inc.*	770	(5,737)
Oshkosh Corp.	460	(6,054)
Armstrong World Industries, Inc	310	(8,959)
Graco, Inc.	260	(9,259)
Monster Worldwide, Inc.*	630	(9,393)
Copa Holdings SA	290	(9,425)
Dun & Bradstreet Corp.	100	(9,436)
Rockwell Collins, Inc.	200	(9,618)
UTi Worldwide, Inc.	570	(9,701)
Corporate Executive Board Co.	329	(10,281)

 8

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

WESCO International, Inc.*	320	$(10,298)
Fastenal Co.	210	(10,372)
FedEx Corp.	150	(11,856)
Cintas Corp.	430	(12,345)
Continental Airlines, Inc.*	750	(12,510)
AMR Corp.*	1,430	(14,043)
Expeditors International of Washington, Inc.	430	(14,981)
Landstar System, Inc.	370	(16,302)
Owens Corning, Inc.*	870	(20,802)
CH Robinson Worldwide, Inc.	410	(20,894)
Robert Half International, Inc.	880	(21,780)
Toro Co.	550	(22,715)
Stericycle, Inc.*	400	(23,564)
Tyco International Ltd.	710	(24,864)
Masco Corp.	1,420	(25,475)
USG Corp.*	1,030	(26,368)
Pitney Bowes, Inc.	990	(32,927)
Southwest Airlines Co.	2,280	(33,083)
United Parcel Service, Inc. — Class B	890	(55,972)
Total Industrials		(525,497)

FINANCIALS (6.9)%
Comerica, Inc.	10	(328)
TCF Financial Corp.	20	(360)
PMI Group, Inc.	130	(384)
CNA Financial Corp.	30	(787)
Camden Property Trust	20	(917)
American International Group, Inc.	280	(932)
National City Corp.	570	(998)
Marshall & Ilsley Corp.	60	(1,209)
iStar Financial, Inc.	470	(1,222)
SEI Investments Co.	60	(1,332)
CapitalSource, Inc.	110	(1,353)
Leucadia National Corp.	30	(1,363)
CIT Group, Inc.	200	(1,392)
BRE Properties, Inc.	40	(1,960)
Taubman Centers, Inc.	40	(2,000)
AmeriCredit Corp.*	210	(2,127)
MGIC Investment Corp.	370	(2,601)
E*Trade Financial Corp.*	950	(2,660)
General Growth Properties, Inc.	200	(3,020)
Equity Residential	70	(3,109)
Morgan Stanley	140	(3,220)
MF Global Ltd.*	750	(3,255)
Wachovia Corp.	940	(3,290)
Legg Mason, Inc.	90	(3,425)
HRPT Properties Trust	520	(3,583)
CME Group, Inc.	10	(3,715)

		Market
	Shares	Value

Kilroy Realty Corp.	80	$(3,823)
Discover Financial Services	280	(3,870)
CB Richard Ellis Group, Inc. — Class A*	340	(4,546)
Old Republic International Corp.	360	(4,590)
Fidelity National Financial, Inc — Class A	380	(5,586)
Conseco, Inc.*	1,710	(6,019)
CBL & Associates Properties, Inc.	330	(6,626)
Whitney Holding Corp.	280	(6,790)
Developers Diversified Realty Corp.	220	(6,972)
SunTrust Banks, Inc.	160	(7,198)
Regions Financial Corp.	810	(7,776)
Ventas, Inc.	160	(7,907)
Public Storage	80	(7,921)
Vornado Realty Trust	90	(8,186)
Merrill Lynch & Co., Inc.	340	(8,602)
Duke Realty Corp.	360	(8,849)
Capitol Federal Financial	200	(8,866)
First Horizon National Corp.	948	(8,875)
Keycorp	760	(9,074)
Sovereign Bancorp, Inc.	2,300	(9,085)
XL Capital	520	(9,329)
Regency Centers Corp.	140	(9,337)
Webster Financial Corp.	400	(10,100)
Student Loan Corp.	109	(10,137)
First American Corp.	380	(11,210)
Brandywine Realty Trust	700	(11,221)
AvalonBay Communities, Inc.	120	(11,810)
Eaton Vance Corp.	340	(11,978)
Kimco Realty Corp.	340	(12,560)
Brown & Brown, Inc.	590	(12,756)
Franklin Resources, Inc.	160	(14,101)
New York Community Bancorp, Inc.	840	(14,104)
Citigroup, Inc.	690	(14,152)
SLM Corp.*	1,150	(14,191)
MSCI, Inc. — Class A*	597	(14,328)
Essex Property Trust, Inc.	130	(15,383)
Popular, Inc.	1,880	(15,585)
Fifth Third Bancorp	1,370	(16,303)
Huntington Bancshares, Inc.	2,150	(17,179)
Capital One Financial Corp.	360	(18,360)
Lazard Ltd. — Class A	430	(18,387)
St Joe Co.*	480	(18,763)
Marsh & McLennan Companies, Inc.	740	(23,502)
Federal Realty Investment Trust	280	(23,968)

 9

VARIABLE ANNUITY HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

M&T Bank Corp.	270	$(24,098)
Moody’s Corp.	740	(25,160)
Simon Property Group, Inc.	260	(25,220)
PNC Financial Services Group, Inc.	390	(29,133)
UDR, Inc.	1,190	(31,119)
Digital Realty Trust, Inc.	1,010	(47,723)
Total Financials		(722,897)

Total Common Stocks Sold Short
(Proceeds $4,039,374)		(3,512,997)

OPTIONS WRITTEN (0.6)%
	Contracts

Call Options on:
iShares MSCI Emerging Markets Index Expiring October 2008 with strike price of 39	43	(2,709)
October 2008 S&P500 Index Futures Contracts Expiring October 2008 with strike price of 1190	7	(61,075)

Total Options Written (Premiums Received $148,555)		(63,784)

Other Assets in Excess of Liabilities – 13.0%		$1,365,534

Net Assets – 100.0%		$10,474,244

		Unrealized
	Contracts	Loss

Futures Contracts Purchased
December 2008 Dow Jones EURO STOXX 50 Index Futures Contracts
(Aggregate Market Value of Contracts $743,054)	17	$(12,052)
December 2008 Nikkei-225 Stock Average Index Futures Contracts
(Aggregate Market Value of Contracts $524,475)	9	(24,332)
December 2008 S&P MidCap 400 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $508,130)	7	(34,506)

		Unrealized
	Contracts	Loss

December 2008 Russell 2000 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $1,909,040)	28	(88,103)
December 2008 S&P500 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $3,345,188)	57	(165,420)
(Total Aggregate Market Value of Contracts $7,029,887)		$(324,413)

*	Non-Income Producing Security.

†	All or a portion of this security is on loan at September 30, 2008.

§	All or a portion of this security is pledged as short security collateral at September 30, 2008.

REIT – Real Estate Investment Trust.

ADR – American Depository Receipt.

 10

VARIABLE ANNUITY INTERNATIONAL ROTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

EXCHANGE TRADED FUNDS 13.5%
Vanguard European ETF	11,250	$600,413
iShares MSCI Australia Index Fund	11,000	225,940
iShares MSCI Pacific ex-Japan Index Fund	4,800	172,320
iShares MSCI Sweden Index Fund	1,600	32,688

Total Exchange Traded Funds
(Cost $1,236,303)		1,031,361

	Face
	Amount
REPURCHASE AGREEMENTS 77.0%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

UBS, Inc.
issued 09/30/08 at 0.14% due 10/01/08	$1,424,247	1,424,247
issued 09/30/08 at 0.02% due 10/01/08	217,826	217,826
Mizuho Financial Group, Inc. issued 09/30/08 at 0.26% due 10/01/08	1,424,247	1,424,247
Morgan Stanley Inc. issued 09/30/08 at 0.10% due 10/01/08	1,424,247	1,424,247
Credit Suisse Group issued 09/30/08 at 0.25% due 10/01/08	1,415,817	1,415,817

Total Repurchase Agreements (Cost $5,906,384)		5,906,384

Total Investments 90.5% (Cost $7,142,687)		$6,937,745

Other Assets in Excess of Liabilities – 9.5%		$729,194

Net Assets – 100.0%		$7,666,939

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS PURCHASED
October 2008 CAC 40 Index Futures Contracts
(Aggregate Market Value of Contracts $404,798)	7	$(6,986)

		Unrealized
	Contracts	Loss

October 2008 SGX Singapore Index Currency Futures Contracts
(Aggregate Market Value of Contracts $366,815)	9	$(10,805)
December 2008 Nikkei-225 Stock Average Index Futures Contracts
(Aggregate Market Value of Contracts $1,456,875)	25	(67,038)
December 2008 FTSE 100 Index Futures Contracts
(Aggregate Market Value of Contracts $2,425,470)	27	(92,714)
December 2008 Toronto Stock Exchange 60 Index Futures Contracts
(Aggregate Market Value of Contracts $1,758,090)	13	(114,222)

(Total Aggregate Market Value of Contracts $6,412,048)		$(291,765)

 1

VARIABLE ANNUITY INTERNET FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

COMMON STOCKS 99.5%

Cisco Systems, Inc.*	37,218	$839,638
Google, Inc. — Class A*	1,502	601,581
Qualcomm, Inc.	13,388	575,282
Time Warner, Inc.	35,105	460,227
Amazon.com, Inc.*	5,404	393,195
eBay, Inc.*	16,565	370,725
Research In Motion Ltd.*	5,068	346,144
Yahoo!, Inc.*	17,621	304,843
Symantec Corp.*	14,897	291,683
Intuit, Inc.*	7,638	241,437
Juniper Networks, Inc.*	10,697	225,386
McAfee, Inc.*	4,892	166,132
Broadcom Corp. — Class A*	8,805	164,037
Baidu.com — SP ADR*	649	161,101
Qwest Communications International, Inc.†	48,188	155,647
Sun Microsystems, Inc.*	20,456	155,466
Check Point Software Technologies Ltd.*	6,749	153,472
BMC Software, Inc.*	5,115	146,443
VeriSign, Inc.*	5,260	137,181
Foundry Networks, Inc.*	7,425	135,209
Expedia, Inc.*	8,088	122,210
HLTH Corp.*	9,055	103,499
Red Hat, Inc.*	6,806	102,567
Equinix, Inc.*†	1,415	98,286
priceline.com, Inc.*	1,321	90,396
Sohu.com, Inc.*	1,610	89,758
Akamai Technologies, Inc.*	5,047	88,020
Monster Worldwide, Inc.*	5,664	84,450
F5 Networks, Inc.*	3,540	82,765
IAC/InterActiveCorp*	4,223	73,058
Ciena Corp.*	4,589	46,257
Ticketmaster Entertainment, Inc.*	1,696	18,198

Total Common Stocks (Cost $5,863,456)		7,024,293

SECURITIES LENDING COLLATERAL 2.9%
Mount Vernon Securities Lending Trust Prime Portfolio	201,196	201,196

Total Securities Lending Collateral (Cost $201,196)		201,196

	Face	Market
	Amount	Value

REPURCHASE AGREEMENT 5.3%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Credit Suisse Group issued 09/30/08 at 0.25% due 10/01/08	$377,434	$377,434

Total Repurchase Agreement (Cost $377,434)		377,434

Total Investments 107.7% (Cost $6,442,086)		$7,602,923

Liabilities in Excess of Other Assets – (7.7)%		$(543,322)

Net Assets – 100.0%		$7,059,601

*	Non-Income Producing Security.

†	All or a portion of this security is on loan at September 30, 2008.
ADR – American Depository Receipt

 1

VARIABLE ANNUITY INVERSE DOW 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

	Face	Market
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES 13.5%
Federal Farm Credit Bank* 0.55% due 10/02/08	$2,000,000	$1,999,970
Federal Home Loan Bank* 2.15% due 10/07/08	1,000,000	999,642

Total Federal Agency Discount Notes (Cost $2,999,612)		2,999,612

REPURCHASE AGREEMENTS 33.3%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

UBS, Inc. issued 09/30/08 at 0.14% due 10/01/08	1,779,694	1,779,694
issued 09/30/08 at 0.02% due 10/01/08	272,189	272,189
Mizuho Financial Group, Inc. issued 09/30/08 at 0.26% due 10/01/08	1,779,694	1,779,694
Morgan Stanley issued 09/30/08 at 0.10% due 10/01/08	1,779,694	1,779,694
Credit Suisse Group issued 09/30/08 at 0.25% due 10/01/08	1,769,160	1,769,160

Total Repurchase Agreements (Cost $7,380,431)		7,380,431

Total Investments 46.8% (Cost $10,380,043)		$10,380,043

Other Assets in Excess of Liabilities – 53.2%		$11,789,344

Net Assets – 100.0%		$22,169,387

		Unrealized
	Contracts	Gain

Futures Contracts Sold Short
December 2008 Dow Jones Industrial Average Index Mini Futures Contract
(Aggregate Market Value of Contracts $43,099,550)	793	$317,554

*	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

 1

VARIABLE ANNUITY INVERSE GOVERNMENT LONG BOND STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

	Face	Market
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES 19.7%
Federal Farm Credit Bank*
1.90% due 10/01/08	$1,000,000	$1,000,000
Federal Home Loan Bank*
2.20% due 10/08/08	1,000,000	999,573
Fannie Mae*
2.15% due 10/27/08	1,000,000	998,447

Total Federal Agency Discount Notes (Cost $2,998,020)		2,998,020

	Contracts
Options Purchased
Call Options on:

December 2008 U.S. Treasury Bond Futures Contracts
Expiring December 2008 with strike price of 159†	115	—

Total Options Purchased (Cost $2,733)		—

	Face
	Amount
REPURCHASE AGREEMENTS 83.2%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies
Mizuho Financial Group, Inc. issued 09/30/08 at 0.26% due 10/01/08	$3,047,954	3,047,954
UBS, Inc. issued 09/30/08 at 0.14% due 10/01/08	3,047,954	3,047,954
issued 09/30/08 at 0.02% due 10/01/08	466,158	466,158
Morgan Stanley issued 09/30/08 at 0.10% due 10/01/08	3,047,954	3,047,954
Credit Suisse Group issued 09/30/08 at 0.25% due 10/01/08	3,029,913	3,029,913

Total Repurchase Agreements (Cost $12,639,933)		12,639,933

Total Investments 102.9% (Cost $15,640,686)	$15,637,953

Liabilities in Excess of Other Assets – (2.9)%	(444,955)

Net Assets – 100.0%	$15,192,998

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS SOLD SHORT
December 2008 U.S. Treasury Bond Futures Contracts
(Aggregate Market Value of Contracts $22,818,047)	195	592,978

*	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

†	Security is fair valued.

 1

VARIABLE ANNUITY INVERSE MID-CAP STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

	Face	Market
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES 22.2%
Federal Farm Credit Bank
0.55% due 10/02/08	$200,000	$199,997
Federal Home Loan Bank
2.15% due 10/07/08	200,000	199,929

Total Federal Agency Discount Notes (Cost $399,926)		399,926

REPURCHASE AGREEMENTS 73.0%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Credit Suisse Group issued 09/30/08 at 0.25% due 10/01/08†	420,494	420,494
UBS, Inc. issued 09/30/08 at 0.14% due 10/01/08	284,317	284,317
issued 09/30/08 at 0.02% due 10/01/08	43,484	43,484
Mizuho Financial Group, Inc. issued 09/30/08 at 0.26% due 10/01/08	284,317	284,317
Morgan Stanley issued 09/30/08 at 0.10% due 10/01/08	284,317	284,317

Total Repurchase Agreements (Cost $1,316,929)		1,316,929

Total Investments 95.2% (Cost $1,716,855)		$1,716,855

Other Assets in Excess of Liabilities – 4.8%		$86,214

Net Assets – 100.0%		$1,803,069

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS SOLD SHORT
December 2008 S&P 400 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $1,596,980)	22	$91,253

		Unrealized
	Units	Gain

EQUITY INDEX SWAP AGREEMENT SOLD SHORT
Credit Suisse Capital, LLC December 2008 S&P MidCap 400 Index Swap, Terminating 12/29/08*
(Notional Market Value $238,227)	328	$—

†	All or a portion of this security was pledged as equity index swap collateral at September 30, 2008.

*	Total Return based on S&P Mid Cap 400 Index +/- financing at a variable rate.

 1

VARIABLE ANNUITY INVERSE NASDAQ-100® STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

	Face	Market
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES 30.2%
Federal Farm Credit Bank*
1.90% due 10/01/08	$2,000,000	$2,000,000
Federal Home Loan Bank*
2.20% due 10/08/08	2,000,000	1,999,145
Fannie Mae*
2.15% due 10/27/08	2,000,000	1,996,895

Total Federal Agency Discount Notes (Cost $5,996,040)		5,996,040

REPURCHASE AGREEMENTS 52.5%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies
Mizuho Financial Group, Inc. issued 09/30/08 at 0.26% due 10/01/08	2,513,822	2,513,822
UBS, Inc.
issued 09/30/08 at 0.14% due 10/01/08	2,513,822	2,513,822
issued 09/30/08 at 0.02% due 10/01/08	384,467	384,467
Morgan Stanley issued 09/30/08 at 0.10% due 10/01/08	2,513,822	2,513,822
Credit Suisse Group issued 09/30/08 at 0.25% due 10/01/08	2,498,942	2,498,942

Total Repurchase Agreements (Cost $10,424,875)		10,424,875

Total Investments 82.7% (Cost $16,420,915)		$16,420,915

Other Assets in Excess of Liabilities – 17.3%		$3,435,192

Net Assets – 100.0%		$19,856,107

		Unrealized
	Contracts	Gain

Futures Contracts Sold Short
December 2008 NASDAQ-100 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $19,028,790)	594	$1,211,575

*	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

 1

VARIABLE ANNUITY INVERSE RUSSELL 2000® STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

	Face	Market
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES 19.2%
Federal Farm Credit Bank*
0.55% due 10/02/08	$700,000	$699,989
Federal Home Loan Bank*
2.15% due 10/07/08	700,000	699,749

Total Federal Agency Discount Notes (Cost $1,399,738)		1,399,738

REPURCHASE AGREEMENTS 36.1%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Credit Suisse Group issued 09/30/08 at 0.25% due 10/01/08†	922,549	922,549
Mizuho Financial Group, Inc. issued 09/30/08 at 0.26% due 10/01/08	539,391	539,391
UBS, Inc.
issued 09/30/08 at 0.14% due 10/01/08	539,391	539,391
issued 09/30/08 at 0.02% due 10/01/08	82,495	82,495
Morgan Stanley issued 09/30/08 at 0.10% due 10/01/08	539,391	539,391

Total Repurchase Agreements (Cost $2,623,217)		2,623,217

Total Investments 55.3% (Cost $4,022,955)		$4,022,955

Other Assets in Excess of Liabilities – 44.7%		$3,252,123

Net Assets – 100.0%		$7,275,078

		Unrealized
	Contracts	Loss

Futures Contracts Sold Short
December 2008 Russell 2000 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $681,800)	10	$(6,561)

		Unrealized
	Units	Gain(Loss)

Equity Index Swap Agreement Sold Short
Credit Suisse Capital, LLC December 2008 Russell 2000 Index Swap, Terminating 12/29/08**
(Notional Market Value $6,516,924)	9,590	$—

**	Total Return based on Russell 2000® Index +/- financing at a variable rate.

†	All or a portion of this security is pledged as equity index swap collateral at September 30, 2008.

*	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

 1

VARIABLE ANNUITY INVERSE S&P 500 STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

	Face	Market
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES 14.9%
Federal Home Loan Bank*
2.20% due 10/08/08	$5,000,000	$4,997,861
Fannie Mae*
2.15% due 10/27/08	5,000,000	4,992,236
Federal Farm Credit Bank*
1.90% due 10/01/08	3,000,000	3,000,000

Total Federal Agency Discount Notes (Cost $12,990,097)		12,990,097

REPURCHASE AGREEMENTS 60.8%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

UBS, Inc.
issued 9/30/08 at 0.14% due 10/01/08	12,843,143	12,843,143
issued 9/30/08 at 0.02% due 10/01/08	1,964,245	1,964,245
Mizuho Financial Group, Inc. issued 09/30/08 at 0.26% due 10/01/08	12,843,143	$12,843,143
Morgan Stanley Inc. issued 09/30/08 at 0.10% due 10/01/08	12,843,143	12,843,143
Credit Suisse Group issued 09/30/08 at 0.25% due 10/01/08	12,767,121	12,767,121

Total Repurchase Agreements (Cost $53,260,795)		53,260,795

Total Investments 75.7% (Cost $66,250,892)		$66,250,892

Other Assets in Excess of Liabilities – 24.3%		$21,311,010

Net Assets – 100.0%		$87,561,902

		Unrealized
	Contracts	Gain

FUTURES CONTRACTS SOLD SHORT
December 2008 S&P 500 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $88,148,625)	1,502	$3,694,693

*	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

 1

VARIABLE ANNUITY JAPAN 1.25X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 58.0%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Mizuho Financial Group, Inc. issued 09/30/08 at 0.26% due 10/01/08	$1,382,040	$1,382,040
UBS, Inc.
issued 09/30/08 at 0.14% due 10/01/08	1,382,040	1,382,040
issued 09/30/08 at 0.02% due 10/01/08	211,371	211,371
Morgan Stanley issued 09/30/08 at 0.10% due 10/01/08	1,382,040	1,382,040
Credit Suisse Group issued 09/30/08 at 0.25% due 10/01/08	1,373,859	1,373,859

Total Repurchase Agreements (Cost $5,731,350)		5,731,350

Total Investments 58.0% (Cost $5,731,350)		$5,731,350

Other Assets in Excess of Liabilities – 42.0%		$4,158,332

Net Assets – 100.0%		$9,889,681

		Unrealized
	Contracts	Gain(Loss)

FOREIGN CURRENCY FUTURES CONTRACTS PURCHASED
December 2008 Japanese Yen Currency Futures Contracts
(Aggregate Market Value of Contracts $11,042,858)	93	$211,289

FUTURES CONTRACTS PURCHASED
December 2008 Nikkei-225 Stock Average Index Futures Contracts
(Aggregate Market Value of Contracts $11,188,800)	192	$(570,593)

 1

VARIABLE ANNUITY LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

COMMON STOCKS 99.7%

HEALTH CARE 19.7%
Express Scripts, Inc.*	2,966	$218,950
Varian Medical Systems, Inc.*	3,653	208,696
Zimmer Holdings, Inc.*	3,229	208,464
Intuitive Surgical, Inc.*	820	197,604
DaVita, Inc.*	3,260	185,853
Amgen, Inc.*	3,108	184,211
Gilead Sciences, Inc.*	3,386	154,334
St. Jude Medical, Inc.*	3,511	152,693
Forest Laboratories, Inc.*	5,195	146,915
Barr Pharmaceuticals, Inc.*	2,173	141,897
Celgene Corp.*	2,216	140,228
IMS Health, Inc.	7,223	136,587
Medtronic, Inc.	2,684	134,468
Waters Corp.*	2,162	125,785
Patterson Companies, Inc.*	4,008	121,883
Laboratory Corporation of America Holdings*	1,663	115,579
Biogen Idec, Inc.*	2,280	114,661
Stryker Corp.	1,814	113,012
Hospira, Inc.*	2,789	106,540
Quest Diagnostics, Inc.	2,053	106,079
Johnson & Johnson, Inc.	1,492	103,366
Coventry Health Care, Inc.*	3,144	102,337
C.R. Bard, Inc.	962	91,265
Genzyme Corp.*	1,100	88,979
Becton, Dickinson & Co.	1,011	81,143
UnitedHealth Group, Inc.	3,118	79,166

Total Health Care		3,560,695

CONSUMER DISCRETIONARY 18.7%
Sears Holdings Corp.*	2,739	256,096
Coach, Inc.*	8,135	203,700
Amazon.com, Inc.*	2,684	195,288
Bed Bath & Beyond, Inc.*	6,159	193,454
Apollo Group, Inc. — Class A*	3,201	189,819
TJX Companies, Inc.	6,021	183,761
AutoZone, Inc.*	1,410	173,909
H&R Block, Inc.	7,371	167,690
Lowe’s Companies, Inc.	6,069	143,775
Harley-Davidson, Inc.	3,646	135,996
Darden Restaurants, Inc.	4,735	135,563
Black & Decker Corp.	2,182	132,557
Starbucks Corp.*	8,452	125,681
Yum! Brands, Inc.	3,716	121,179

		Market
	Shares	Value

Kohl’s Corp.*	2,508	$115,569
Expedia, Inc.*	7,140	107,885
Goodyear Tire & Rubber Co.*	6,800	104,108
Nike, Inc. — Class B	1,504	100,618
Abercrombie & Fitch Co. — Class A	2,458	96,968
Best Buy Company, Inc.	2,476	92,850
Polo Ralph Lauren Corp.	1,224	81,567
Omnicom Group, Inc.	2,078	80,128
McGraw-Hill Companies, Inc.	2,170	68,594
Harman International Industries, Inc.	1,945	66,266
GameStop Corp. — Class A*	1,600	54,736
International Game Technology, Inc.	2,582	44,359

Total Consumer Discretionary		3,372,116

INFORMATION TECHNOLOGY 18.5%
Intuit, Inc.*	5,486	173,413
Google, Inc. — Class A*	422	169,019
Yahoo!, Inc.*	9,043	156,444
Qualcomm, Inc.	3,529	151,641
Cognizant Technology Solutions Corp. — Class A*	6,602	150,724
Lexmark International, Inc.*	4,292	139,790
Adobe Systems, Inc.*	3,495	137,948
Fiserv, Inc.*	2,737	129,515
Oracle Corp.*	6,359	129,151
Symantec Corp.*	6,511	127,485
Dell, Inc.*	7,514	123,831
Cisco Systems, Inc.*	5,111	115,304
Apple, Inc.*	1,000	113,660
eBay, Inc.*	4,877	109,147
Amphenol Corp.	2,660	106,772
Autodesk, Inc.*	3,028	101,589
MasterCard, Inc.	535	94,872
QLogic Corp.*	6,119	93,988
Salesforce.com, Inc.*	1,940	93,896
SanDisk Corp.*	4,775	93,351
Microsoft Corp.	3,420	91,280
Western Union Co.	3,480	85,852
NetApp, Inc.*	4,547	82,892
Harris Corp.	1,744	80,573
Total System Services, Inc.	4,841	79,392
Citrix Systems, Inc.*	2,732	69,010
Motorola, Inc.	9,280	66,259
Akamai Technologies, Inc.*	3,626	63,237
Electronic Arts, Inc.*	1,601	59,221
National Semiconductor Corp.	3,348	57,619
BMC Software, Inc.*	1,590	45,522

 1

VARIABLE ANNUITY LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Nvidia Corp.*	2,780	$29,774
MEMC Electronic Materials, Inc.*	1,018	28,769

Total Information Technology		3,350,940

ENERGY 12.6%
XTO Energy, Inc.	4,386	204,037
Apache Corp.	1,663	173,418
EOG Resources, Inc.	1,927	172,389
ConocoPhillips	1,980	145,035
Chesapeake Energy Corp.	3,821	137,021
Schlumberger Ltd.	1,670	130,410
Sunoco, Inc.	3,500	124,530
Devon Energy Corp.	1,354	123,485
Murphy Oil Corp.†	1,820	116,735
Exxon Mobil Corp.	1,475	114,548
Halliburton Co.	3,370	109,154
Transocean, Inc.*	969	106,435
BJ Services Co.	4,999	95,631
Pioneer Natural Resources Co.	1,600	83,648
Smith International, Inc.	1,388	81,392
Valero Energy Corp.	2,560	77,568
Southwestern Energy Co.*	2,020	61,691
Cabot Oil & Gas Corp.	1,690	61,077
Consol Energy, Inc.	1,200	55,068
Baker Hughes, Inc.	900	54,486
Cameron International Corp.*	1,356	52,260

Total Energy		2,280,018

CONSUMER STAPLES 8.9%
Anheuser-Busch Companies, Inc.	2,633	170,829
Clorox Co.	2,686	168,385
Avon Products, Inc.	3,692	153,476
UST, Inc.	2,262	150,514
Kellogg Co.	2,467	138,399
Hershey Co.	3,353	132,578
Campbell Soup Co.	3,317	128,036
Colgate-Palmolive Co.	1,687	127,116
Estee Lauder Companies, Inc. — Class A	2,480	123,777
Wm. Wrigley Jr. Co.	1,486	117,988
Pepsi Bottling Group, Inc.	3,360	98,011
PepsiCo, Inc.	1,303	92,865

Total Consumer Staples		1,601,974

		Market
	Shares	Value

INDUSTRIALS 7.8%
Lockheed Martin Corp.	1,130	$123,927
Caterpillar, Inc.	2,010	119,796
Expeditors International of Washington, Inc.	3,200	111,488
L-3 Communications Holdings, Inc.	1,124	110,512
CH Robinson Worldwide, Inc.	2,000	101,920
Cummins, Inc.	2,320	101,431
Pitney Bowes, Inc.	2,970	98,782
Danaher Corp.	1,408	97,715
Rockwell Collins, Inc.	1,858	89,351
Fastenal Co.	1,760	86,926
Equifax, Inc.	2,440	84,058
General Dynamics Corp.	1,116	82,160
ITT Corporation	1,400	77,854
Terex Corp.*	1,620	49,442
Rockwell Automation, Inc.	1,220	45,555
Jacobs Engineering Group, Inc.*	680	36,931

Total Industrials		1,417,848

FINANCIALS 7.1%
Moody’s Corp.†	6,090	207,060
Progressive Corp.	10,720	186,528
CB Richard Ellis Group, Inc. — Class A*	11,710	156,563
Leucadia National Corp.	3,212	145,953
SLM Corp.*	9,008	111,159
IntercontinentalExchange, Inc.*	1,350	108,918
CME Group, Inc.	270	100,308
Federated Investors, Inc. — Class B	3,400	98,090
Franklin Resources, Inc.	780	68,741
American Express Co.	1,680	59,522
NYSE Euronext	840	32,911

Total Financials		1,275,753

MATERIALS 5.5%
United States Steel Corp.	2,080	161,429
Ball Corp.	3,931	155,235
Nucor Corp.	3,533	139,554
Freeport-McMoRan Copper & Gold, Inc.	1,960	111,426
Ecolab, Inc.	1,968	95,487
Sigma-Aldrich Corp.	1,760	92,259
Titanium Metals Corp.	7,501	85,061
CF Industries Holdings, Inc.	870	79,570

 2

VARIABLE ANNUITY LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Pactiv Corp.*	2,966	$73,646

Total Materials		993,667

UTILITIES 0.9%
Questar Corp.	1,760	72,019
AES Corp.*	5,798	67,779
Constellation Energy Group, Inc.	1,320	32,076

Total Utilities		171,874

Total Common Stocks (Cost $17,121,032)		18,024,885

SECURITIES LENDING COLLATERAL 0.1%
Mount Vernon Securities Lending Trust Prime Portfolio	9,914	9,914

Total Securities Lending Collateral (Cost $9,914)		9,914

	Face
	Amount
REPURCHASE AGREEMENTS 1.9%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies
Credit Suisse Group issued 09/30/08 at 0.25% due 10/01/08	340,317	340,317

Total REPURCHASE AGREEMENTS (Cost $340,317)		340,317

Total Investments 101.7% (Cost $17,471,263)		$18,375,116

Liabilities in Excess of Other Assets – (1.7)%		$(308,202)

Net Assets – 100.0%		$18,066,914

*	Non-Income Producing Security.

†	All or a portion of this security is on loan at September 30, 2008

 3

VARIABLE ANNUITY LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

COMMON STOCKS 99.7%

FINANCIALS 28.6%
E*Trade Financial Corp.*†	61,693	$172,740
BB&T Corp.	4,124	155,887
Allstate Corp.	3,019	139,236
Equity Residential	2,978	132,253
Apartment Investment & Management Co. — Class A	3,725	130,449
Marsh & McLennan Companies, Inc.	4,010	127,358
Bank of America Corp.	3,612	126,420
MBIA, Inc.	10,340	123,046
Comerica, Inc.	3,750	122,962
JPMorgan Chase & Co.	2,544	118,805
Citigroup, Inc.	5,766	118,261
First Horizon National Corp.	12,057	112,849
HCP, Inc.	2,805	112,565
American Capital Ltd.	4,174	106,479
Travelers Companies, Inc.	2,347	106,084
Marshall & Ilsley Corp.	4,980	100,347
Huntington Bancshares, Inc.	12,261	97,965
KeyCorp	7,709	92,045
U.S. Bancorp	2,520	90,770
Zions Bancorporation	2,290	88,623
Wells Fargo & Co.	2,361	88,608
CIT Group, Inc.	12,323	85,768
Capital One Financial Corp.	1,680	85,680
Cincinnati Financial Corp.	2,981	84,780
SunTrust Banks, Inc.	1,797	80,847
Regions Financial Corp.	7,904	75,878
M&T Bank Corp.	824	73,542
Developers Diversified Realty Corp.	2,256	71,493
PNC Financial Services Group, Inc.	857	64,018
Host Hotels & Resorts, Inc.	4,816	64,005
Lincoln National Corp.	1,489	63,744
Chubb Corp.	1,064	58,414
XL Capital Ltd.	3,207	57,534
Sovereign Bancorp, Inc.	14,290	56,446
Fifth Third Bancorp	4,640	55,216
Morgan Stanley	2,381	54,763
Merrill Lynch & Co., Inc.	1,643	41,568
Hartford Financial Services Group, Inc.	964	39,514
Genworth Financial, Inc. — Class A	4,344	37,402
National City Corp.	14,861	26,007

		Market
	Shares	Value

General Growth Properties, Inc.	1,575	$23,783
Wachovia Corp.	4,717	16,510

Total Financials		3,680,664

CONSUMER DISCRETIONARY 26.2%
D.R. Horton, Inc.	28,850	375,627
KB HOME	18,610	366,245
Lennar Corp. — Class A	21,630	328,560
Jones Apparel Group, Inc.	16,910	313,004
Dillard’s, Inc. — Class A	18,754	221,297
AutoNation, Inc.*	16,061	180,526
Leggett & Platt, Inc.†	8,026	174,887
Whirlpool Corp.	1,924	152,554
Centex Corp.	9,080	147,096
New York Times Co. — Class A	10,086	144,129
Ford Motor Co.*	21,744	113,069
Big Lots, Inc.*	3,535	98,379
Macy’s, Inc.	5,329	95,815
Gannett Co., Inc.	5,350	90,468
CBS Corp.	5,742	83,718
Limited Brands, Inc.	4,700	81,404
Eastman Kodak Co.	4,518	69,487
Liz Claiborne, Inc.	3,850	63,256
Time Warner, Inc.	4,692	61,512
J.C. Penney Company, Inc.	1,818	60,612
Mattel, Inc.	2,960	53,398
Office Depot, Inc.*	8,020	46,676
Carnival Corp.	1,297	45,849

Total Consumer Discretionary		3,367,568

UTILITIES 18.0%
Integrys Energy Group, Inc.	5,168	258,090
NiSource, Inc.	13,580	200,441
DTE Energy Co.	4,627	185,635
Nicor, Inc.	3,587	159,083
Duke Energy Corp.	8,925	155,563
Progress Energy, Inc.	3,568	153,888
Pinnacle West Capital Corp.	4,378	150,647
Consolidated Edison, Inc.	3,414	146,665
TECO Energy, Inc.	8,940	140,626
Pepco Holdings, Inc.	5,420	124,172
Xcel Energy, Inc.	5,793	115,802
Ameren Corp.	2,389	93,243
CenterPoint Energy, Inc.	6,034	87,915
Southern Co.	2,242	84,501
PG&E Corp.	1,864	69,807

 1

VARIABLE ANNUITY LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

American Electric Power Company, Inc.	1,821	$67,432
CMS Energy Corp.	4,955	61,789
Dominion Resources, Inc.	1,391	59,507

Total Utilities		2,314,806

INDUSTRIALS 5.4%
Ryder System, Inc.	3,949	244,838
Masco Corp.	6,697	120,144
Tyco International Ltd.	2,750	96,305
Allied Waste Industries, Inc.*	7,925	88,047
RR Donnelley & Sons Co.	2,217	54,383
Avery Dennison Corp.	1,080	48,039
Northrop Grumman Corp.	684	41,409

Total Industrials		693,165

MATERIALS 4.8%
Weyerhaeuser Co.	2,213	134,064
International Paper Co.	4,862	127,287
Ashland, Inc.	3,909	114,299
Bemis Co.	3,793	99,415
Dow Chemical Co.	2,871	91,240
MeadWestvaco Corp.	2,355	54,895

Total Materials		621,200

HEALTH CARE 4.7%
AmerisourceBergen Corp.	4,990	187,873
Tenet Healthcare Corp.*	16,736	92,885
McKesson Corp.	1,674	90,078
Covidien Ltd.	1,674	89,994
Cardinal Health, Inc.	1,549	76,335
Pfizer, Inc.	3,606	66,495

Total Health Care		603,660

CONSUMER STAPLES 4.6%
Tyson Foods, Inc. — Class A	16,160	192,950
SUPERVALU, INC.	5,627	122,106
Kroger Co.	3,204	88,046
Dean Foods Co.*	3,730	87,133
Reynolds American, Inc.	1,125	54,697
Safeway, Inc.	1,853	43,953

Total Consumer Staples		588,885

		Market
	Shares	Value

TELECOMMUNICATION SERVICES 3.6%
Frontier Communications Corp.	8,792	$101,108
Embarq Corp.	2,359	95,657
Verizon Communications, Inc.	2,508	80,482
Windstream Corp.	6,508	71,198
Sprint Nextel Corp.	10,730	65,453
AT&T, Inc.	1,723	48,106

Total Telecommunication Services		462,004

ENERGY 2.4%
Spectra Energy Corp.	13,074	311,161

Total Energy		311,161

INFORMATION TECHNOLOGY 1.4%
Jabil Circuit, Inc.	12,410	118,391
Micron Technology, Inc.*	16,432	66,550

Total Information Technology		184,941

Total Common Stocks (Cost $11,902,422)		12,828,054

SECURITIES LENDING COLLATERAL 0.2%
Mount Vernon Securities Lending Trust Prime Portfolio	28,637	28,637

Total Securities Lending Collateral (Cost $28,637)		28,637

	Face
	Amount
REPURCHASE AGREEMENTS 1.6%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies
Credit Suisse Group issued 09/30/08 at 0.25% due 10/01/08	199,804	199,804

Total Repurchase Agreements (Cost $199,804)		199,804

 2

VARIABLE ANNUITY LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

Total Investments 101.5% (Cost $12,130,863)	$13,056,495

Liabilities in Excess of Other Assets – (1.5)%	$(190,758)

Net Assets – 100.0%	$12,865,737

*	Non-Income Producing Security.

†	All or a portion of this security is on loan at September 30, 2008

 3

VARIABLE ANNUITY LEISURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

COMMON STOCKS 99.9%

McDonald’s Corp.	4,326	$266,914
Walt Disney Co.	7,801	239,413
Time Warner, Inc.	15,603	204,555
Carnival Corp.	4,134	146,137
News Corp. — Class A	11,207	134,372
Yum! Brands, Inc.	3,724	121,440
Las Vegas Sands Corp.*	3,064	110,641
Viacom, Inc. — Class B*	4,392	109,097
Starbucks Corp.*	7,101	105,592
Electronic Arts, Inc.*	2,576	95,286
Marriott International, Inc. — Class A	3,649	95,202
Wynn Resorts Ltd.	1,151	93,968
MGM MIRAGE*	3,248	92,568
Mattel, Inc.	4,442	80,134
Tim Hortons, Inc.	2,544	75,379
Eastman Kodak Co.	4,476	68,841
Hasbro, Inc.	1,907	66,211
International Game Technology, Inc.	3,681	63,240
Starwood Hotels & Resorts Worldwide, Inc.	2,228	62,696
Royal Caribbean Cruises Ltd.	2,943	61,067
Darden Restaurants, Inc.	2,094	59,951
Burger King Holdings, Inc.	2,180	53,541
Marvel Entertainment, Inc.*	1,557	53,156
DreamWorks Animation SKG, Inc. — Class A*	1,611	50,666
Wyndham Worldwide Corp.	3,185	50,036
Penn National Gaming, Inc.*	1,761	46,790
Regal Entertainment Group — Class A	2,828	44,626
Wendy’s/Arby’s Group, Inc. — Class A	8,059	42,389
Choice Hotels International, Inc.	1,558	42,222
Bally Technologies, Inc.*	1,394	42,210
Brinker International, Inc.	2,323	41,558
WMS Industries, Inc.*	1,348	41,208
Scientific Games Corp. — Class A*	1,757	40,446
CTC Media, Inc.*	2,616	39,240
Panera Bread Co. — Class A*	770	39,193
Polaris Industries, Inc.	858	39,030
Liberty Media Corp — Capital*	2,831	37,879
Gaylord Entertainment Co.*	1,250	36,713
Pool Corp.	1,546	36,068
Vail Resorts, Inc.*	1,015	35,474
Jack in the Box, Inc.*	1,671	35,258

		Market
	Shares	Value

Brunswick Corp.	2,727	$34,878
Life Time Fitness, Inc.*	1,095	34,241
Warner Music Group Corp.	4,498	34,185
International Speedway Corp. — Class A	872	33,930
Sonic Corp.*	2,043	29,767
Cheesecake Factory, Inc.*	2,027	29,635
Take-Two Interactive Software, Inc.	1,756	28,798
Bob Evans Farms, Inc.	1,033	28,191
Orient-Express Hotels Ltd. — Class A	1,141	27,532
Chipotle Mexican Grill, Inc. — Class A*	423	23,472
THQ, Inc.*	1,909	22,984

Total Common Stocks (Cost $3,225,753)		3,528,020

	Face
	Amount
REPURCHASE AGREEMENT 0.4%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Credit Suisse Group issued 09/30/08 at 0.25% due 10/01/08	$14,827	14,827

Total Repurchase Agreement (Cost $14,827)		14,827

Total Investments 100.3% (Cost $3,240,580)		$3,542,847

Liabilities in Excess of Other Assets – (0.3)%		$(9,622)

Net Assets – 100.0%		$3,533,225

*	Non-Income Producing Security.

 1

VARIABLE ANNUITY MID-CAP 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

COMMON STOCKS 84.3%

FINANCIALS 16.2%
New York Community Bancorp, Inc.	4,080	$68,503
Health Care REIT, Inc.	1,210	64,408
Everest Re Group Ltd.	743	64,292
Federal Realty Investment Trust	700	59,920
Macerich Co.	890	56,648
Regency Centers Corp.	830	55,353
AMB Property Corp.	1,160	52,548
Eaton Vance Corp.	1,380	48,617
Rayonier, Inc.	930	44,035
Duke Realty Corp.	1,750	43,015
Alexandria Real Estate Equities, Inc.	380	42,750
Cullen/Frost Bankers, Inc.	700	42,000
Liberty Property Trust	1,110	41,791
Nationwide Health Properties, Inc.	1,150	41,377
Affiliated Managers Group, Inc.*	490	40,597
Philadelphia Consolidated Holding Corp.*	690	40,413
UDR, Inc.	1,520	39,748
W.R. Berkley Corp.	1,670	39,329
Raymond James Financial, Inc.	1,140	37,597
Fidelity National Financial, Inc. — Class A	2,510	36,897
HCC Insurance Holdings, Inc.	1,360	36,720
Essex Property Trust, Inc.	300	35,499
SEI Investments Co.	1,590	35,298
Old Republic International Corp.	2,740	34,935
Commerce Bancshares, Inc.	750	34,800
Synovus Financial Corp.	3,330	34,466
First American Corp.	1,110	32,745
Jefferies Group, Inc.	1,430	32,032
Weingarten Realty Investors	890	31,746
Realty Income Corp.	1,210	30,976
Bank of Hawaii Corp.	570	30,467
Associated Banc-Corp.	1,520	30,324
Stancorp Financial Group, Inc.	580	30,160
BRE Properties, Inc. — Class A	610	29,890
Brown & Brown, Inc.	1,370	29,619
Camden Property Trust	640	29,350

		Market
	Shares	Value

Apollo Investment Corp.	1,690	$28,815
Arthur J. Gallagher & Co.	1,110	28,483
Hanover Insurance Group, Inc.	610	27,767
Mack-Cali Realty Corp.	790	26,757
Highwoods Properties, Inc.	750	26,670
BancorpSouth, Inc.	940	26,442
American Financial Group, Inc.	890	26,255
City National Corp.	480	26,064
Waddell & Reed Financial, Inc. — Class A	1,030	25,493
TCF Financial Corp.	1,370	24,660
Protective Life Corp.	830	23,663
Wilmington Trust Corp.	800	23,064
Mercury General Corp.	420	22,995
Hospitality Properties Trust	1,120	22,982
SVB Financial Group*	390	22,589
First Niagara Financial Group, Inc.	1,390	21,893
Potlatch Corp.	470	21,803
Jones Lang LaSalle, Inc.	480	20,870
FirstMerit Corp.	960	20,160
Astoria Financial Corp.	960	19,901
Westamerica Bancorporation	340	19,560
Washington Federal, Inc.	1,040	19,188
Colonial BancGroup, Inc.	2,400	18,864
Webster Financial Corp.	630	15,908
Unitrin, Inc.	590	14,715
AmeriCredit Corp.*	1,390	14,081
Cathay General Bancorp	590	14,042
Cousins Properties, Inc.	520	13,120
PacWest Bancorp	300	8,577
Equity One, Inc.	380	7,786
Horace Mann Educators Corp.	460	5,920
The PMI Group, Inc.	830	2,449

Total Financials		2,120,401

INDUSTRIALS 13.0%
Dun & Bradstreet Corp.	650	61,334
Roper Industries, Inc.	1,060	60,378
Flowserve Corp.	680	60,364
Stericycle, Inc.*	1,010	59,499
Joy Global, Inc.	1,280	57,779
Quanta Services, Inc.*	2,080	56,181
Republic Services, Inc.	1,840	55,163
AMETEK, Inc.	1,270	51,778
SPX Corp.	640	49,280
Kansas City Southern*	1,080	47,909
AGCO Corp.*	1,090	46,445
Manpower, Inc.	940	40,570

 1

VARIABLE ANNUITY MID-CAP 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Pentair, Inc.	1,170	$40,447
Donaldson Co., Inc.	930	38,976
DRS Technologies, Inc.	490	37,607
Harsco Corp.	1,000	37,190
URS Corp.*	1,010	37,037
Corrections Corporation of America*	1,490	37,026
Alliant Techsystems, Inc.*	390	36,637
Lincoln Electric Holdings, Inc.	510	32,798
J.B. Hunt Transport Services, Inc.	970	32,369
KBR, Inc.	2,020	30,845
IDEX Corp.	990	30,710
Brink’s Co.	500	30,510
Shaw Group, Inc.*	990	30,423
Teleflex, Inc.	470	29,840
Wabtec Corp.	580	29,713
Copart, Inc.*	780	29,640
Timken Co.	1,010	28,633
Thomas & Betts Corp.*	680	26,568
Graco, Inc.	710	25,283
Trinity Industries, Inc.	970	24,958
MSC Industrial Direct Co. — Class A	540	24,878
Kennametal, Inc.	910	24,679
Con-way, Inc.	550	24,261
Hubbell, Inc. — Class B	670	23,484
GATX Corp.	580	22,951
Carlisle Companies, Inc.	730	21,878
Alexander & Baldwin, Inc.	490	21,575
Nordson Corp.	400	19,644
BE Aerospace, Inc.*	1,180	18,679
Crane Co.	580	17,232
Herman Miller, Inc.	670	16,395
Granite Construction, Inc.	390	13,970
Mine Safety Appliances Co.	350	13,342
HNI Corp.†	520	13,177
Corporate Executive Board Co.	400	12,500
Oshkosh Corp.	890	11,712
Navigant Consulting, Inc.*	560	11,138
Werner Enterprises, Inc.	510	11,072
United Rentals, Inc.*	710	10,820
JetBlue Airways Corp.*	2,170	10,742
Korn/Ferry International, Inc.*	570	10,157
Rollins, Inc.	490	9,300
Deluxe Corp.	610	8,778
Alaska Air Group, Inc.*	430	8,768
YRC Worldwide, Inc.*	680	8,133
Federal Signal Corp.	560	7,672

		Market
	Shares	Value

Avis Budget Group, Inc.*	1,210	$6,945
Kelly Services, Inc. — Class A	330	6,287
AirTran Holdings, Inc.*	1,390	3,378

Total Industrials		1,707,437

CONSUMER DISCRETIONARY 11.5%
Ross Stores, Inc.	1,560	57,424
BorgWarner, Inc.	1,380	45,223
Advance Auto Parts, Inc.	1,140	45,213
Mohawk Industries, Inc.*	670	45,151
Urban Outfitters, Inc.*	1,360	43,343
O’Reilly Automotive, Inc.*	1,590	42,564
Dollar Tree, Inc.*	1,080	39,269
Toll Brothers, Inc.*	1,550	39,107
American Eagle Outfitters, Inc.	2,450	37,363
Petsmart, Inc.	1,500	37,065
CarMax, Inc.*	2,620	36,680
DeVry, Inc.	730	36,164
NVR, Inc.*	60	34,320
Strayer Education, Inc.	170	34,044
priceline.com, Inc.*	460	31,478
ITT Educational Services, Inc.*	380	30,746
DreamWorks Animation SKG, Inc. — Class A*	960	30,192
Foot Locker, Inc.	1,850	29,896
Wendy’s/Arby’s Group, Inc. — Class A	5,590	29,403
Lamar Advertising Co. — Class A*	900	27,801
Service Corporation International	3,060	25,582
Aeropostale, Inc.*	790	25,367
Guess?, Inc.	720	25,049
The Warnaco Group, Inc.*	550	24,910
Hanesbrands, Inc.*	1,120	24,360
Gentex Corp.	1,690	24,167
Phillips-Van Heusen Corp.	610	23,125
Brinker International, Inc.	1,210	21,647
Chipotle Mexican Grill, Inc. — Class A*	390	21,641
John Wiley & Sons, Inc. — Class A	520	21,034
Tupperware Brands Corp.	740	20,446
Marvel Entertainment, Inc.*	580	19,801
Dick’s Sporting Goods, Inc.*	1,010	19,776
Matthews International Corp. — Class A	370	18,774

 2

VARIABLE ANNUITY MID-CAP 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Scientific Games Corp. — Class A*	770	$17,725
J. Crew Group, Inc.*	620	17,713
Rent-A-Center, Inc.*	790	17,601
Williams-Sonoma, Inc.	1,030	16,665
Netflix, Inc.*	520	16,058
Sotheby’s	800	16,048
M.D.C. Holdings, Inc.	430	15,734
Saks, Inc.*	1,690	15,633
Corinthian Colleges, Inc.*	1,010	15,150
Regis Corp.	520	14,300
AnnTaylor Stores Corp.*	690	14,242
Career Education Corp.*	870	14,225
Under Armour, Inc.*	440	13,974
Collective Brands, Inc.*	760	13,916
Ryland Group, Inc.	510	13,525
International Speedway Corp. — Class A	340	13,229
Life Time Fitness, Inc.*	410	12,821
Chico’s FAS, Inc.*	2,100	11,487
ArvinMeritor, Inc.	880	11,475
Barnes & Noble, Inc.†	440	11,475
Cheesecake Factory, Inc.*	770	11,257
Callaway Golf Co.	770	10,834
Thor Industries, Inc.	420	10,424
Bob Evans Farms, Inc.	370	10,097
Timberland Co. — Class A*	560	9,727
Lear Corp.*	920	9,660
American Greetings Corp. — Class A	580	8,868
Scholastic Corp.	320	8,218
Charming Shoppes, Inc.*	1,360	6,650
Boyd Gaming Corp.	690	6,458
Belo Corp. — Class A	1,040	6,198
99 Cents Only Stores*	560	6,143
Modine Manufacturing Co.	380	5,502
Pacific Sunwear of California, Inc.*	790	5,317
Furniture Brands International, Inc.	500	5,260
Valassis Communications, Inc.*	570	4,936
Hovnanian Enterprises, Inc. — Class A*	600	4,794
Borders Group, Inc.	720	4,723
Harte-Hanks, Inc.	450	4,667
Media General, Inc.	270	3,356
Blyth, Inc.	290	3,289
Coldwater Creek, Inc.*	560	3,242

		Market
	Shares	Value

Entercom Communications Corp.	320	$1,606

Total Consumer Discretionary		1,512,347

INFORMATION TECHNOLOGY 11.1%
Flir Systems, Inc.*	1,660	63,777
McAfee, Inc.*	1,800	61,128
Western Digital Corp.*	2,630	56,072
Alliance Data Systems Corp.*	800	50,704
Lam Research Corp.*	1,490	46,920
SAIC, Inc.*	2,290	46,327
Avnet, Inc.*	1,790	44,088
NCR Corp.*	1,940	42,777
Global Payments, Inc.	950	42,617
ANSYS, Inc.*	1,060	40,142
Trimble Navigation Ltd.*	1,440	37,238
Arrow Electronics, Inc.*	1,420	37,232
Synopsys, Inc.*	1,710	34,115
Foundry Networks, Inc.*	1,750	31,868
Ingram Micro, Inc. — Class A*	1,970	31,658
Lender Processing Services, Inc.	990	30,215
Sybase, Inc.*	960	29,395
CommScope, Inc.*	830	28,751
DST Systems, Inc.*	510	28,555
FactSet Research Systems Inc.	510	26,648
Diebold, Inc.	790	26,157
Broadridge Financial Solutions, Inc.	1,670	25,701
Parametric Technology Corp.*	1,370	25,208
Intersil Corp. — Class A	1,480	24,538
Cree, Inc.*	1,050	23,919
Polycom, Inc.*	1,020	23,593
F5 Networks, Inc.*	960	22,445
Zebra Technologies Corp. — Class A*	770	21,445
Cadence Design Systems, Inc.*	3,090	20,888
Jack Henry & Associates, Inc.	1,020	20,737
Metavante Technologies, Inc.*	1,070	20,608
National Instruments Corp.	670	20,134
NeuStar, Inc.*	940	18,697
Atmel Corp.*	5,300	17,967
Tech Data Corp.*	600	17,910
Silicon Laboratories, Inc.*	570	17,499
International Rectifier Corp.*	860	16,357
Gartner, Inc. — Class A*	700	15,876

 3

VARIABLE ANNUITY MID-CAP 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Integrated Device Technology, Inc.*	2,020	$15,716
Macrovision Solutions Corp.*	990	15,226
Vishay Intertechnology, Inc.*	2,220	14,696
Digital River, Inc.*	450	14,580
Fair Isaac Corp.	580	13,369
Fairchild Semiconductor International, Inc.*	1,490	13,246
Plantronics, Inc.	580	13,062
ADTRAN, Inc.	670	13,058
Mentor Graphics Corp.*	1,100	12,485
ADC Telecommunications, Inc.*	1,400	11,830
SRA International, Inc. — Class A*	510	11,541
3Com Corp.*	4,810	11,207
MPS Group, Inc.*	1,110	11,189
Avocent Corp.*	530	10,844
ValueClick, Inc.*	1,030	10,537
Semtech Corp.*	740	10,330
Acxiom Corp.	800	10,032
RF Micro Devices, Inc.*	3,120	9,110
Wind River Systems, Inc.*	830	8,300
Imation Corp.	360	8,132
Palm, Inc.	1,290	7,701
ACI Worldwide, Inc.*	410	7,183
Advent Software, Inc.*	200	7,046
Dycom Industries, Inc.*	470	6,119

Total Information Technology		1,456,445

HEALTH CARE 10.2%
DENTSPLY International, Inc.	1,770	66,446
Covance, Inc.*	750	66,307
Cephalon, Inc.*	810	62,767
Vertex Pharmaceuticals, Inc.*	1,770	58,835
Hologic, Inc.*	3,040	58,763
Pharmaceutical Product Development, Inc.	1,420	58,717
Henry Schein, Inc.*	1,060	57,070
Beckman Coulter, Inc.	740	52,533
Charles River Laboratories International, Inc.*	810	44,979
Invitrogen Corp.*	1,100	41,580
IDEXX Laboratories, Inc.*	710	38,908
ResMed, Inc.*	900	38,700
Edwards Lifesciences Corp.*	670	38,699
Cerner Corp.*	810	36,158
Omnicare, Inc.	1,230	35,387
Perrigo Co.	920	35,383
Gen-Probe, Inc.*	640	33,952

		Market
	Shares	Value

Universal Health Services, Inc. — Class B	600	$33,618
Community Health Systems, Inc.*	1,140	33,413
Techne Corp.*	460	33,175
Health Net, Inc.*	1,270	29,972
VCA Antech, Inc.*	1,010	29,765
Endo Pharmaceuticals Holdings, Inc.*	1,430	28,600
United Therapeutics Corp.*	270	28,396
Steris Corp.	700	26,306
Lincare Holdings, Inc.*	870	26,178
Psychiatric Solutions, Inc.*	670	25,427
Sepracor, Inc.*	1,290	23,620
Hill-Rom Holdings, Inc.	750	22,733
Valeant Pharmaceuticals International*	1,050	21,494
LifePoint Hospitals, Inc.*	640	20,570
Kinetic Concepts, Inc.*	670	19,155
WellCare Health Plans, Inc.*	500	18,000
Varian, Inc.*	350	15,015
PDL BioPharma, Inc.	1,420	13,220
Health Management Associates, Inc. — Class A*	2,900	12,064
Advanced Medical Optics, Inc.*	620	11,024
Medicis Pharmaceutical Corp. — Class A	670	9,990
Kindred Healthcare, Inc.*	360	9,925
Apria Healthcare Group, Inc.*	530	9,667
Affymetrix, Inc.*	830	6,424

Total Health Care		1,332,935

UTILITIES 6.6%
MDU Resources Group, Inc.	2,180	63,220
Wisconsin Energy Corp.	1,390	62,411
Equitable Resources, Inc.	1,550	56,854
SCANA Corp.	1,400	54,502
Northeast Utilities	1,850	47,452
Oneok, Inc.	1,250	43,000
NSTAR	1,271	42,578
Alliant Energy Corp.	1,320	42,517
Puget Energy, Inc.	1,540	41,118
National Fuel Gas Co.	970	40,915
Energen Corp.	860	38,941
OGE Energy Corp.	1,100	33,968
DPL, Inc.	1,350	33,480
Great Plains Energy, Inc.	1,410	31,330
Westar Energy, Inc.	1,290	29,722

 4

VARIABLE ANNUITY MID-CAP 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Hawaiian Electric Industries, Inc.	1,010	$29,401
AGL Resources, Inc.	910	28,556
Aqua America, Inc.	1,600	28,448
Vectren Corp.	960	26,736
Sierra Pacific Resources	2,780	26,632
WGL Holdings, Inc.	590	19,146
IDACORP, Inc.	540	15,709
Black Hills Corp.	460	14,292
PNM Resources, Inc.	1,030	10,547

Total Utilities		861,475

ENERGY 6.2%
FMC Technologies, Inc.*	1,510	70,290
Pride International, Inc.*	2,060	60,997
Arch Coal, Inc.	1,720	56,571
Denbury Resources, Inc.*	2,930	55,787
Helmerich & Payne, Inc.	1,250	53,988
Forest Oil Corp.*	1,070	53,072
Newfield Exploration Co.*	1,570	50,224
Cimarex Energy Co.	990	48,421
Plains Exploration & Production Co.*	1,280	45,005
Patterson-UTI Energy, Inc.	1,860	37,237
Oceaneering International, Inc.*	660	35,191
Tidewater, Inc.	610	33,770
Superior Energy Services*	960	29,894
Encore Acquisition Co.*	640	26,739
Helix Energy Solutions Group, Inc.*	1,100	26,708
Quicksilver Resources, Inc.*	1,350	26,501
Exterran Holdings, Inc.*	790	25,248
Frontier Oil Corp.	1,240	22,841
Patriot Coal Corp.*	750	21,788
Overseas Shipholding Group, Inc.	330	19,242
Bill Barrett Corp.*	440	14,128

Total Energy		813,642

MATERIALS 5.8%
Cleveland-Cliffs, Inc.	1,270	67,234
Martin Marietta Materials, Inc.	490	54,870
Airgas, Inc.	980	48,657
FMC Corp.	890	45,737
Steel Dynamics, Inc.	2,120	36,231
Sonoco Products Co.	1,180	35,023
Lubrizol Corp.	800	34,512

		Market
	Shares	Value

Albemarle Corp.	1,090	$33,616
Terra Industries, Inc.	1,090	32,046
AptarGroup, Inc.	810	31,679
RPM International, Inc.	1,550	29,977
Reliance Steel & Aluminum Co.	760	28,857
Packaging Corporation of America	1,230	28,511
Valspar Corp.	1,190	26,525
Greif, Inc. — Class A	400	26,248
Cabot Corp.	760	24,153
Commercial Metals Co.	1,360	22,970
Cytec Industries, Inc.	560	21,790
Temple-Inland, Inc.	1,260	19,228
Olin Corp.	898	17,421
Sensient Technologies Corp.	570	16,034
Carpenter Technology Corp.	530	13,595
Chemtura Corp.	2,890	13,178
Minerals Technologies, Inc.	220	13,059
Scotts Miracle-Gro Co. — Class A	520	12,293
Worthington Industries, Inc.	710	10,607
Ferro Corp.	520	10,452
Louisiana-Pacific Corp.	1,080	10,044

Total Materials		764,547

CONSUMER STAPLES 3.3%
Energizer Holdings, Inc.*	690	55,580
Church & Dwight Co., Inc.	791	49,113
Ralcorp Holdings, Inc.*	670	45,165
J.M. Smucker Co.	650	32,949
Hormel Foods Corp.	830	30,112
Corn Products International, Inc.	890	28,729
BJ’s Wholesale Club, Inc.*	710	27,591
Alberto-Culver Co.	1,010	27,512
Hansen Natural Corp.*	880	26,620
Smithfield Foods, Inc.*	1,390	22,073
NBTY, Inc.*	640	18,893
Ruddick Corp.	460	14,927
Universal Corp.	300	14,727
PepsiAmericas, Inc.	680	14,090
Lancaster Colony Corp.	240	9,038
Tootsie Roll Industries, Inc.	310	8,962

Total Consumer Staples		426,081

TELECOMMUNICATION SERVICES 0.4%
Telephone & Data Systems, Inc.	1,260	45,045

 5

VARIABLE ANNUITY MID-CAP 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Cincinnati Bell, Inc.*	2,800	$8,652

Total Telecommunication Services		53,697

Total Common Stocks (Cost $11,509,655)		11,049,007

SECURITIES LENDING COLLATERAL 0.1%
Mount Vernon Securities Lending Trust Prime Portfolio	9,775	9,775

Total Securities Lending Collateral (Cost $9,775)		9,775

	Face
	Amount
REPURCHASE AGREEMENTS 11.0%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies
Credit Suisse Group issued 09/30/08 at 0.25% due 10/01/08††	554,823	554,823
UBS, Inc. issued 09/30/08 at 0.14% due 10/01/08	279,643	279,643
issued 09/30/08 at 0.02% due 10/01/08	42,769	42,769
Mizuho Financial Group, Inc. issued 09/30/08 at 0.26% due 10/01/08	279,643	279,643
Morgan Stanley issued 09/30/08 at 0.10% due 10/01/08	279,643	279,643

Total Repurchase Agreements (Cost $1,436,521)		1,436,521

Total Investments 95.4% (Cost $12,955,951)		$12,495,303

Other Assets in Excess of Liabilities – 4.6%		$600,308

Net Assets – 100.0%		$13,095,611

		Unrealized
	Contracts	Gain(Loss)
Futures Contracts Purchased
December 2008 S&P Mid Cap 400 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $5,807,200)	80	$(394,463)
	Units

Equity Index Swap Agreements
Credit Suisse Capital, LLC December 2008 S&P Mid Cap 400 Index Swap, Terminating 12/29/2008**
(Notional Market Value $2,759,119)	3,794	$—

*	Non-Income Producing Security.

**	Total Return based on S&P Mid Cap 400 Index +/- financing at a variable rate.

†	All or a portion of this security is on loan at September 30, 2008.

††	All or a portion of this security was pledged as equity index swap collateral at September 30, 2008.

 6

VARIABLE ANNUITY MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

COMMON STOCKS 99.1%

CONSUMER DISCRETIONARY 29.8%
Aeropostale, Inc.*	11,864	$380,953
DreamWorks Animation SKG, Inc. — Class A*	11,894	374,066
NVR, Inc.*	603	344,916
Urban Outfitters, Inc.*	9,770	311,370
Toll Brothers, Inc.*	12,317	310,758
Ross Stores, Inc.	7,555	278,100
Strayer Education, Inc.	1,283	256,934
Marvel Entertainment, Inc.*	7,000	238,980
ITT Educational Services, Inc.*	2,596	210,042
Dollar Tree, Inc.*	5,578	202,816
Corinthian Colleges, Inc.*	13,395	200,925
The Warnaco Group, Inc.*	4,196	190,037
Under Armour, Inc.*	5,965	189,448
Timberland Co. — Class A*	10,541	183,097
Advance Auto Parts, Inc.	4,516	179,105
Chico’s FAS, Inc.*	32,111	175,647
Matthews International Corp. — Class A	3,379	171,451
Career Education Corp.*	9,814	160,459
John Wiley & Sons, Inc. — Class A	3,287	132,959
Valassis Communications, Inc.*	14,063	121,786
American Eagle Outfitters, Inc.	7,506	114,467
priceline.com, Inc.*	1,610	110,172
O’Reilly Automotive, Inc.*	3,985	106,678
Scientific Games Corp. — Class A*	4,362	100,413
Williams-Sonoma, Inc.	6,061	98,067
Chipotle Mexican Grill, Inc. — Class A*	1,615	89,616
Cheesecake Factory, Inc.*	6,089	89,021
Pacific Sunwear of California, Inc.*	12,748	85,794
Sotheby’s	4,265	85,556
Guess?, Inc.	2,256	78,486

Total Consumer Discretionary		5,572,119

HEALTH CARE 19.5%
Psychiatric Solutions, Inc.*	10,793	409,594
United Therapeutics Corp.*	2,960	311,303
Sepracor, Inc.*	13,558	248,247
Invitrogen Corp.*	6,534	246,985

		Market
	Shares	Value

Endo Pharmaceuticals Holdings, Inc.*†	9,490	$189,800
VCA Antech, Inc.*	6,180	182,125
Techne Corp.*	2,502	180,444
Pharmaceutical Product Development, Inc.	4,039	167,013
Apria Healthcare Group, Inc.*	8,823	160,931
IDEXX Laboratories, Inc.*	2,910	159,468
Lincare Holdings, Inc.*	5,246	157,852
ResMed, Inc.*	3,611	155,273
Kinetic Concepts, Inc.*	5,430	155,244
Gen-Probe, Inc.*	2,718	144,190
Hologic, Inc.*	7,300	141,109
Community Health Systems, Inc.*	4,460	130,723
Henry Schein, Inc.*	1,928	103,804
Covance, Inc.*	1,091	96,455
Cerner Corp.*	2,136	95,351
Affymetrix, Inc.*	10,830	83,824
Charles River Laboratories International, Inc.*	1,279	71,023
Medicis Pharmaceutical Corp. — Class A	3,762	56,091

Total Health Care		3,646,849

INFORMATION TECHNOLOGY 17.5%
Digital River, Inc.*	10,730	347,652
Flir Systems, Inc.*	7,120	273,550
F5 Networks, Inc.*	10,700	250,166
Silicon Laboratories, Inc.*	6,519	200,133
DST Systems, Inc.*	3,459	193,669
Cree, Inc.*	8,465	192,833
Western Digital Corp.*	8,911	189,983
ACI Worldwide, Inc.*	10,704	187,534
FactSet Research Systems Inc.	3,545	185,226
McAfee, Inc.*	4,753	161,412
Global Payments, Inc.	3,462	155,305
Plantronics, Inc.	6,831	153,834
Alliance Data Systems Corp.*	2,196	139,183
ANSYS, Inc.*	2,985	113,042
SRA International, Inc. — Class A*	4,562	103,238
Gartner, Inc. — Class A*	4,125	93,555
Fair Isaac Corp.	3,955	91,163
Macrovision Solutions Corp.*	5,560	85,513
ValueClick, Inc.*	8,020	82,045

 1

VARIABLE ANNUITY MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Trimble Navigation Ltd.*	2,970	$76,804

Total Information Technology		3,275,840

INDUSTRIALS 9.8%
Navigant Consulting, Inc.*	14,313	284,686
Joy Global, Inc.	4,440	200,422
Alliant Techsystems, Inc.*	2,091	196,428
Dun & Bradstreet Corp.	1,892	178,529
Graco, Inc.	4,972	177,053
Korn/Ferry International, Inc.*	9,312	165,940
Rollins, Inc.	6,928	131,493
Donaldson Co., Inc.	2,955	123,844
Copart, Inc.*	2,879	109,402
Corporate Executive Board Co.	3,144	98,250
Stericycle, Inc.*	1,510	88,954
Mine Safety Appliances Co.	2,300	87,676

Total Industrials		1,842,677

ENERGY 8.0%
Encore Acquisition Co.*	11,010	459,998
Cimarex Energy Co.	5,235	256,044
Helix Energy Solutions Group, Inc.*	6,165	149,686
FMC Technologies, Inc.*	2,864	133,319
Frontier Oil Corp.	6,238	114,904
Oceaneering International, Inc.*	2,070	110,373
Denbury Resources, Inc.*	5,528	105,253
Newfield Exploration Co.*	2,781	88,964
Quicksilver Resources, Inc.*	4,460	87,550

Total Energy		1,506,091

FINANCIALS 6.4%
Philadelphia Consolidated Holding Corp.*	5,390	315,692
Brown & Brown, Inc.	8,023	173,457
W.R. Berkley Corp.	7,158	168,571
Jones Lang LaSalle, Inc.	3,774	164,093
Eaton Vance Corp.	3,965	139,687
SEI Investments Co.	5,353	118,837
Affiliated Managers Group, Inc.*	1,402	116,156

Total Financials		1,196,493

		Market
	Shares	Value

MATERIALS 4.2%
Cleveland-Cliffs, Inc.	6,019	$318,646
Steel Dynamics, Inc.	10,082	172,301
Commercial Metals Co.	9,319	157,398
Terra Industries, Inc.	4,431	130,272

Total Materials		778,617

CONSUMER STAPLES 3.9%
Hansen Natural Corp.*	7,704	233,046
Energizer Holdings, Inc.*	2,442	196,703
NBTY, Inc.*	5,681	167,703
Church & Dwight Co., Inc.	2,253	139,889

Total Consumer Staples		737,341

Total Common Stocks (Cost $16,192,914)		18,556,027

SECURITIES LENDING COLLATERAL 0.1%
Mount Vernon Securities Lending Trust Prime Portfolio	10,500	10,500

Total Securities Lending Collateral (Cost $10,500)		10,500

	Face
	Amount
REPURCHASE AGREEMENTS 1.7%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Credit Suisse Group issued 09/30/08 at 0.25% due 10/01/08	314,901	314,901

Total Repurchase Agreements (Cost $314,901)		314,901

Total Investments 100.9% (Cost $16,518,315)		$18,881,428

Liabilities in Excess of Other Assets – (0.9)%		$(177,116)

Net Assets – 100.0%		$18,704,312

*	Non-Income Producing Security.

†	All or a portion of this security is on loan at September 30, 2008.

 2

VARIABLE ANNUITY MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

COMMON STOCKS 99.7%

FINANCIALS 30.5%
Fidelity National Financial, Inc. — Class A	26,129	$384,096
First American Corp.	8,438	248,921
First Niagara Financial Group, Inc.	14,634	230,485
Highwoods Properties, Inc.	5,877	208,986
Old Republic International Corp.	16,357	208,552
Liberty Property Trust	5,136	193,370
AmeriCredit Corp.*	18,267	185,045
Mack-Cali Realty Corp.	5,052	171,111
Mercury General Corp.	2,885	157,954
American Financial Group, Inc.	4,791	141,334
TCF Financial Corp.	7,827	140,886
Health Care REIT, Inc.	2,511	133,661
FirstMerit Corp.	6,150	129,150
New York Community Bancorp, Inc.	7,670	128,779
Webster Financial Corp.	4,933	124,558
Nationwide Health Properties, Inc.	3,442	123,843
Duke Realty Corp.	4,955	121,794
UDR, Inc.	4,542	118,773
Protective Life Corp.	4,145	118,174
Hospitality Properties Trust	5,725	117,477
Camden Property Trust	2,441	111,944
Colonial BancGroup, Inc.	13,596	106,865
Cousins Properties, Inc.	4,185	105,588
Weingarten Realty Investors	2,888	103,015
Associated Banc-Corp.	4,890	97,556
Hanover Insurance Group, Inc.	2,121	96,548
Arthur J. Gallagher & Co.	3,624	92,992
Unitrin, Inc.	3,324	82,901
Equity One, Inc.	3,955	81,038
Astoria Financial Corp.	3,869	80,204
BRE Properties, Inc. — Class A	1,594	78,106
Realty Income Corp.	3,000	76,800
Everest Re Group Ltd.	870	75,281
Washington Federal, Inc.	3,567	65,811
PacWest Bancorp	2,190	62,612
Horace Mann Educators Corp.	4,822	62,059
BancorpSouth, Inc.	2,180	61,323
Apollo Investment Corp.	3,560	60,698
Wilmington Trust Corp.	1,973	56,882

		Market
	Shares	Value

The PMI Group, Inc.†	14,830	$43,749

Total Financials		4,988,921

CONSUMER DISCRETIONARY 23.0%
ArvinMeritor, Inc.	42,082	548,749
Furniture Brands International, Inc.	43,155	453,991
Foot Locker, Inc.	23,967	387,307
Ryland Group, Inc.	12,678	336,220
Charming Shoppes, Inc.*†	64,979	317,747
Rent-A-Center, Inc.*	12,540	279,391
Modine Manufacturing Co.	14,836	214,825
Media General, Inc.†	16,019	199,116
Borders Group, Inc.	25,853	169,596
Collective Brands, Inc.*	8,480	155,269
Bob Evans Farms, Inc.	3,882	105,940
Regis Corp.	3,570	98,175
99 Cents Only Stores*	8,430	92,477
Entercom Communications Corp.	17,417	87,433
Lear Corp.*	7,038	73,899
Belo Corp. — Class A	12,080	71,997
Scholastic Corp.	2,800	71,904
Barnes & Noble, Inc.†	2,578	67,234
Boyd Gaming Corp.	1,846	17,279

Total Consumer Discretionary		3,748,549

UTILITIES 12.4%
Hawaiian Electric Industries, Inc.	7,991	232,618
WGL Holdings, Inc.	5,495	178,313
Vectren Corp.	6,270	174,619
Great Plains Energy, Inc.	6,983	155,162
Westar Energy, Inc.	5,970	137,549
AGL Resources, Inc.	4,373	137,225
SCANA Corp.	3,445	134,114
Oneok, Inc.	3,744	128,794
PNM Resources, Inc.	11,181	114,493
Puget Energy, Inc.	4,208	112,354
OGE Energy Corp.	3,424	105,733
NSTAR	3,111	104,218
IDACORP, Inc.	3,286	95,590
Alliant Energy Corp.	2,905	93,570
Black Hills Corp.	2,624	81,528
Sierra Pacific Resources	4,069	38,981

Total Utilities		2,024,861

 1

VARIABLE ANNUITY MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

			Market
		Shares	Value

INDUSTRIALS 12.3%
Kelly Services, Inc. — Class A	19,431		$370,161
YRC Worldwide, Inc.*†	23,653		282,890
Federal Signal Corp.	18,850		258,245
Alaska Air Group, Inc.*	8,087		164,894
GATX Corp.	3,660		144,826
Avis Budget Group, Inc.*	24,922		143,052
Werner Enterprises, Inc.	5,561		120,729
Trinity Industries, Inc.	4,430		113,984
Manpower, Inc.	2,132		92,017
Timken Co.	3,208		90,947
United Rentals, Inc.*	5,871		89,474
JetBlue Airways Corp.*	14,670		72,617
Teleflex, Inc.	1,094		69,458

Total Industrials			2,013,294

INFORMATION TECHNOLOGY 8.2%
Imation Corp.	14,071		317,864
Ingram Micro, Inc. — Class A*	11,449		183,985
Palm, Inc.	29,703		177,327
Acxiom Corp.	12,928		162,117
SAIC, Inc.*	7,790		157,592
Tech Data Corp.*	4,176		124,654
Diebold, Inc.	2,440		80,788
Vishay Intertechnology, Inc.*	11,237		74,389
Arrow Electronics, Inc.*	2,332		61,145

Total Information Technology			1,339,861

MATERIALS 7.2%
Olin Corp.	8,251		160,069
RPM International, Inc.†	7,663		148,202
Ferro Corp.	6,917		139,032
Chemtura Corp.	27,811		126,818
Louisiana-Pacific Corp.	13,075		121,598
Valspar Corp.	4,743		105,722
Worthington Industries, Inc.	7,052		105,357
Sonoco Products Co.	3,003		89,129
Sensient Technologies Corp.	2,303		64,783
Cabot Corp.	2,020		64,196
Lubrizol Corp.	1,115		48,101

Total Materials			1,173,007

HEALTH CARE 3.7%
Kindred Healthcare, Inc.*	8,780		242,065
Omnicare, Inc.	6,365		183,121

		Market
	Shares	Value

Health Management Associates, Inc. — Class A*	43,766	$182,066

Total Health Care		607,252

CONSUMER STAPLES 2.4%
Universal Corp.	3,878	190,371
J.M. Smucker Co.	1,443	73,145
Smithfield Foods, Inc.*	4,174	66,283
Ruddick Corp.	1,766	57,307

Total Consumer Staples		387,106

Total Common Stocks (Cost $16,006,118)		16,282,851

SECURITIES LENDING COLLATERAL 2.3%
Mount Vernon Securities Lending Trust Prime Portfolio	374,954	374,954

Total Securities Lending Collateral (Cost $374,954)		374,954

	Face
	Amount
REPURCHASE AGREEMENTS 0.7%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies Credit Suisse Group issued 09/30/08 at 0.25% due 10/01/08	$111,141	111,141

Total Repurchase Agreements (Cost $111,141)		111,141

Total Investments 102.7% (Cost $16,492,213)		$16,768,946

Liabilities in Excess of Other Assets – (2.7)%		$(441,871)

Net Assets – 100.0%		$16,327,075

*	Non-Income Producing Security.

†	All or a portion of this security is on loan at September 30, 2008.

 2

VARIABLE ANNUITY MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

COMMON STOCKS 99.6%

FINANCIALS 17.2%
Bank of America Corp.	840	$29,400
Citigroup, Inc.	1,160	23,792
Wells Fargo & Co.	370	13,886
JPMorgan Chase & Co.	250	11,675
Unum Group	420	10,542
PNC Financial Services Group, Inc.	140	10,458
BB&T Corp.	270	10,206
AFLAC, Inc.	170	9,987
Hudson City Bancorp, Inc.	540	9,963
Ameriprise Financial, Inc.	260	9,932
Health Care REIT, Inc.	180	9,581
Platinum Underwriters Holdings Ltd.	270	9,580
American Financial Group, Inc.	320	9,440
Capital One Financial Corp.	180	9,180
Loews Corp.	230	9,083
Validus Holdings Ltd.	390	9,067
IPC Holdings Ltd.	300	9,063
Nationwide Health Properties, Inc.	250	8,995
Axis Capital Holdings Ltd.	280	8,879
Entertainment Properties Trust	160	8,755
Digital Realty Trust, Inc.	180	8,505
Marshall & Ilsley Corp.	420	8,463
Getty Realty Corp.	380	8,425
Education Realty Trust, Inc.	750	8,310
Fidelity National Financial, Inc. — Class A	560	8,232
NYSE Euronext	210	8,228
Hospitality Properties Trust	400	8,208
Hercules Technology Growth Capital, Inc.	840	8,148
Prospect Capital Corp.	630	8,070
Urstadt Biddle Properties, Inc.	430	8,062
Medallion Financial Corp.	770	8,062
Renasant Corp.	370	8,033
Agree Realty Corp.	280	8,008
International Assets Holding Corp.*	330	7,956
Weingarten Realty Investors	220	7,847
Hanover Insurance Group, Inc.	170	7,738
Sanders Morris Harris Group Inc.	890	7,698

		Market
	Shares	Value

Fifth Third Bancorp	640	$7,616
Transatlantic Holdings, Inc.	140	7,609
MBIA, Inc.	620	7,378
FelCor Lodging Trust, Inc.	1,020	7,303
Cardinal Financial Corp.	890	7,191
Harleysville National Corp.	420	7,132
State Auto Financial Corp.	240	6,977
Oriental Financial Group	390	6,965
Huntington Bancshares, Inc.	850	6,791
Mack-Cali Realty Corp.	190	6,435
Columbia Banking Systems, Inc.	350	6,206
First Horizon National Corp.	650	6,089
MGIC Investment Corp.	850	5,976
Max Capital Group Ltd.	240	5,575
Associated Estates Realty Corp.	370	4,821
MetLife, Inc.	70	3,920
Reinsurance Group of America, Inc. — Class A	70	3,780
National Financial Partners Corp.	230	3,450
Charles Schwab Corp.	130	3,380
Annaly Capital Management, Inc.	220	2,959
PennantPark Investment Corp.	380	2,816
Post Properties, Inc.	100	2,797
Waddell & Reed Financial, Inc. — Class A	110	2,723
Patriot Capital Funding, Inc.	410	2,612
East-West Bancorp, Inc.	180	2,466
Sterling Savings Bank	170	2,465
Wachovia Corp.	680	2,380
Hersha Hospitality Trust	260	1,934
Public Storage	10	990
Park National Corp.	10	780
Bank of New York Mellon Corp.	20	652
E*Trade Financial Corp.*	140	392
Liberty Property Trust	10	377
U.S. Bancorp	10	360
CIT Group, Inc.	50	348
American International Group, Inc.	90	300

Total Financials		511,402

INFORMATION TECHNOLOGY 16.5%
International Business Machines Corp.	240	28,070
Hewlett-Packard Co.	480	22,195
Intel Corp.	1,140	21,352

 1

VARIABLE ANNUITY MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Microsoft Corp.	720	$19,217
Apple, Inc.*	150	17,049
Accenture Ltd. — Class A	290	11,020
Corning, Inc.	690	10,792
Oracle Corp.*	510	10,358
Adobe Systems, Inc.*	260	10,262
Symantec Corp.*	510	9,986
Motorola, Inc.	1,380	9,853
Texas Instruments, Inc.	450	9,675
CACI International, Inc. — Class A*	190	9,519
Mantech International Corp. — Class A*	160	9,486
Cisco Systems, Inc.*	420	9,475
Take-Two Interactive Software, Inc.	570	9,348
Computer Sciences Corp.*	230	9,244
CA, Inc.	460	9,182
Skyworks Solutions, Inc.*	1,060	8,862
Western Digital Corp.*	410	8,741
Automatic Data Processing, Inc.	200	8,550
JDS Uniphase Corp.*	980	8,291
Ingram Micro, Inc. — Class A*	510	8,196
Marvell Technology Group Ltd.*	880	8,184
Heartland Payment Systems, Inc.	320	8,179
Website Pros, Inc.*	1,490	8,046
Quality Systems, Inc.	190	8,029
Broadcom Corp. — Class A*	430	8,011
InfoSpace, Inc.	730	7,920
Plexus Corp.*	380	7,866
Intersil Corp. — Class A	470	7,793
Applied Micro Circuits Corp.*	1,300	7,774
SAIC, Inc.*	380	7,687
Fairchild Semiconductor International, Inc.*	850	7,556
Avnet, Inc.*	300	7,389
Amkor Technology, Inc.*	1,150	7,325
Akamai Technologies, Inc.*	420	7,325
FactSet Research Systems Inc.	140	7,315
Super Micro Computer, Inc.*	810	7,298
CommScope, Inc.*	210	7,274
Jabil Circuit, Inc.	750	7,155
Multi-Fineline Electronix, Inc.*	440	6,508
PC Mall, Inc.*	900	6,147

		Market
	Shares	Value

TeleCommunication Systems, Inc. — Class A*	870	$6,012
Seagate Technology	490	5,939
Radisys Corp.*	650	5,590
Hackett Group, Inc.*	900	4,896
Arris Group, Inc.*	600	4,638
Interwoven, Inc.*	290	4,095
Google, Inc. — Class A*	10	4,005
Sohu.com, Inc.*	70	3,903
Integrated Device Technology, Inc.*	470	3,657
Cogo Group, Inc.*	630	3,320
VMware, Inc.*	120	3,197
Silicon Image, Inc.*	550	2,937
Imation Corp.	100	2,259
Brightpoint, Inc.*	310	2,232
Qualcomm, Inc.	40	1,719
Linear Technology Corp.	30	920

Total Information Technology		488,823

HEALTH CARE 13.7%
Abbott Laboratories	330	19,001
Johnson & Johnson, Inc.	250	17,320
Eli Lilly & Co.	300	13,209
Bristol-Myers Squibb Co.	620	12,927
Schering-Plough Corp.	630	11,636
Genzyme Corp.*	130	10,516
Thermo Fisher Scientific, Inc.*	190	10,450
Becton, Dickinson & Co.	130	10,434
Myriad Genetics, Inc.*	160	10,381
Biogen Idec, Inc.*	200	10,058
Medco Health Solutions, Inc.*	220	9,900
OSI Pharmaceuticals, Inc.*	200	9,858
Varian Medical Systems, Inc.*	170	9,712
Intuitive Surgical, Inc.*	40	9,639
Computer Programs & Systems, Inc.	330	9,553
Bio-Rad Laboratories, Inc. — Class A*	90	8,921
Hologic, Inc.*	460	8,892
Genentech, Inc.*	100	8,868
Amedisys, Inc.*	180	8,761
Invitrogen Corp.*	230	8,694
Edwards Lifesciences Corp.*	150	8,664
Mylan Laboratories, Inc.*	750	8,565
Cardiac Science Corp.*	820	8,495
Hill-Rom Holdings, Inc.	280	8,487
Perrigo Co.	220	8,461
Pfizer, Inc.	450	8,298

 2

VARIABLE ANNUITY MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Martek Biosciences Corp.	260	$8,169
Express Scripts, Inc.*	110	8,120
Inverness Medical Innovations, Inc.*	270	8,100
Greatbatch, Inc.*	330	8,098
Community Health Systems, Inc.*	270	7,914
Zoll Medical Corp.*	240	7,853
Tenet Healthcare Corp.*	1,410	7,825
Emergency Medical Services Corp. — Class A*	260	7,769
Sun Healthcare Group, Inc.*	510	7,477
Molina Healthcare, Inc.*	240	7,440
Sirona Dental Systems, Inc.*	310	7,217
Universal Health Services, Inc. — Class B	120	6,724
Cardinal Health, Inc.	130	6,406
Applied Biosystems Inc.	180	6,165
Charles River Laboratories International, Inc.*	110	6,108
Invacare Corp.	220	5,311
National Healthcare Corp.	100	4,712
Henry Schein, Inc.*	80	4,307
HLTH Corp.*	340	3,886
Cerner Corp.*	70	3,125
eResearch Technology, Inc.*	230	2,739
Providence Service Corp.*	130	1,274
Merck & Co., Inc.	40	1,262
Amgen, Inc.*	10	593

Total Health Care		408,294

INDUSTRIALS 12.4%
General Electric Co.	960	24,480
Union Pacific Corp.	170	12,097
Lockheed Martin Corp.	110	12,064
Emerson Electric Co.	280	11,421
Fluor Corp.	190	10,583
ITT Corporation	190	10,566
Southwest Airlines Co.	720	10,447
Honeywell International, Inc.	250	10,387
CSX Corp.	190	10,368
Burlington Northern Santa Fe Corp.	110	10,167
Parker Hannifin Corp.	190	10,070
Raytheon Co.	180	9,632
Textron, Inc.	320	9,370
Northrop Grumman Corp.	150	9,081
Eaton Corp.	160	8,989
EMCOR Group, Inc.*	340	8,949
Cummins, Inc.	200	8,744
ABM Industries, Inc.	390	8,518

		Market
	Shares	Value

Regal-Beloit Corp.	200	$8,504
Griffon Corp.*	920	8,298
EnerSys*	410	8,081
URS Corp.*	220	8,067
Norfolk Southern Corp.	120	7,945
Terex Corp.*	260	7,935
Comfort Systems USA, Inc.	590	7,882
Hawaiian Holdings, Inc.*	830	7,702
AGCO Corp.*	180	7,670
Metalico, Inc.*	1,280	7,552
Tecumseh Products Co. — Class A*	300	7,512
Manitowoc Co., Inc.	470	7,309
NN, Inc.	560	7,196
Pacer International, Inc.	400	6,588
Genco Shipping & Trading Ltd.	190	6,316
VSE Corp.	180	6,071
CAI International, Inc.*	510	5,641
Volt Information Sciences, Inc.*	620	5,568
NACCO Industries, Inc. — Class A	50	4,726
Insteel Industries, Inc.	290	3,941
SPX Corp.	50	3,850
TBS International Ltd. — Class A*	280	3,769
Eagle Bulk Shipping Inc.	250	3,485
Cenveo, Inc.*	400	3,076
NCI Building Systems, Inc.*	90	2,858
Tyco International Ltd.	80	2,802
Goodrich Corp.	60	2,496
Delta Air Lines, Inc.*	330	2,459
Boeing Co.	40	2,294
Knoll, Inc.	110	1,663
SkyWest, Inc.	80	1,278
Fushi Copperweld, Inc.*	70	678

Total Industrials		367,145

CONSUMER DISCRETIONARY 11.0%
Walt Disney Co.	450	13,811
Liberty Global, Inc. — Class A*	360	10,908
Nike, Inc. — Class B	160	10,704
Amazon.com, Inc.*	140	10,186
Comcast Corp. — Class A	480	9,422
Ross Stores, Inc.	250	9,203
Johnson Controls, Inc.	300	9,099
Darden Restaurants, Inc.	310	8,875
Omnicom Group, Inc.	230	8,869
Carnival Corp.	250	8,838

 3

VARIABLE ANNUITY MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Whirlpool Corp.	110	$8,722
Polo Ralph Lauren Corp.	130	8,663
DIRECTV Group, Inc.*	330	8,636
Best Buy Company, Inc.	230	8,625
Bob Evans Farms, Inc.	300	8,187
Brookfield Homes Corp.	570	8,185
Foot Locker, Inc.	500	8,080
1-800-FLOWERS.com, Inc.*	1,300	7,826
Unifirst Corp.	180	7,756
Core-Mark Holding Co., Inc.*	300	7,497
McDonald’s Corp.	120	7,404
Stage Stores, Inc.	540	7,376
TJX Companies, Inc.	240	7,325
P.F. Chang’s China Bistro, Inc.*	310	7,297
Polaris Industries, Inc.	160	7,278
Royal Caribbean Cruises Ltd.	350	7,263
Fuqi International, Inc.*	880	7,172
Sauer, Inc.	290	7,160
Panera Bread Co. — Class A*	140	7,126
La-Z-Boy, Inc.	750	6,990
Jo-Ann Stores, Inc.*	330	6,923
ArvinMeritor, Inc.	520	6,781
DineEquity, Inc.	400	6,744
Kenneth Cole Productions, Inc. — Class A	410	6,027
Fred’s, Inc.	410	5,830
Christopher & Banks Corp.	750	5,753
Goodyear Tire & Rubber Co.*	360	5,512
Live Nation, Inc.*	320	5,206
Meritage Homes Corp.*	200	4,940
Modine Manufacturing Co.	220	3,186
Exide Technologies*	380	2,804
Big Lots, Inc.*	80	2,226
Sonic Automotive, Inc.	250	2,115
DeVry, Inc.	40	1,982
ITT Educational Services, Inc.*	20	1,618
Systemax, Inc.	100	1,406
Harman International Industries, Inc.	30	1,022
EW Scripps Co. — Class A	70	495
Macy’s, Inc.	20	360

Total Consumer Discretionary		325,413

ENERGY 10.0%
Exxon Mobil Corp.	580	45,043
Chevron Corp.	360	29,693
Occidental Petroleum Corp.	210	14,794
Murphy Oil Corp.	180	11,545
Apache Corp.	110	11,471

		Market
	Shares	Value

Transocean, Inc.*	100	$10,984
Hess Corp.	130	10,670
Noble Corp.	240	10,536
ENSCO International, Inc.	180	10,373
ConocoPhillips	140	10,255
Williams Companies, Inc.	390	9,223
Cimarex Energy Co.	180	8,804
Plains Exploration & Production Co.*	250	8,790
Swift Energy Co.*	220	8,512
Crosstex Energy, Inc.	330	8,240
Arch Coal, Inc.	250	8,222
Oil States International, Inc.*	230	8,130
Schlumberger Ltd.	100	7,809
Mariner Energy, Inc.*	380	7,790
Unit Corp.*	140	6,975
W&T Offshore, Inc.	220	6,004
Halliburton Co.	180	5,830
Massey Energy Co.	150	5,350
Alpha Natural Resources, Inc.*	90	4,629
Frontline Ltd.	80	3,846
Clayton Williams Energy, Inc.*	50	3,526
Exterran Holdings, Inc.*	110	3,516
Western Refining, Inc.	300	3,033
Gulfport Energy Corp.*	290	2,915
Sunoco, Inc.	70	2,491
Whiting Petroleum Corp.*	30	2,138
Tesoro Corp.	110	1,814
Hornbeck Offshore Services, Inc.*	40	1,545
World Fuel Services Corp.	30	691
Encore Acquisition Co.*	10	418

Total Energy		295,605

CONSUMER STAPLES 6.8%
Wal-Mart Stores, Inc.	410	24,555
Procter & Gamble Co.	310	21,604
Altria Group, Inc.	650	12,896
Kroger Co.	370	10,168
Bunge Ltd.	150	9,477
Sysco Corp.	300	9,249
Pantry, Inc.*	410	8,688
Tyson Foods, Inc. — Class A	680	8,119
Sanderson Farms, Inc.	220	8,083
Corn Products International, Inc.	250	8,070
Coca-Cola Co.	150	7,932
PepsiAmericas, Inc.	370	7,666
Zhongpin, Inc.*	710	7,547

 4

VARIABLE ANNUITY MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Susser Holdings Corp.*	500	$7,530
Farmer Brothers Co.	300	7,461
PepsiCo, Inc.	100	7,127
Costco Wholesale Corp.	90	5,844
Philip Morris International, Inc.	120	5,772
Cal-Maine Foods, Inc.	210	5,762
Anheuser-Busch Companies, Inc.	80	5,190
Central European Distribution Corp.*	100	4,541
Colgate-Palmolive Co.	60	4,521
Archer-Daniels-Midland Co.	80	1,753
Spartan Stores, Inc.	30	746
AgFeed Industries, Inc.*	60	474
Spectrum Brands, Inc.*	220	306

Total Consumer Staples		201,081

UTILITIES 5.6%
MDU Resources Group, Inc.	340	9,860
CenterPoint Energy, Inc.	650	9,470
Pepco Holdings, Inc.	410	9,393
DTE Energy Co.	230	9,228
Laclede Group, Inc.	190	9,213
Mge Energy, Inc.	250	8,887
Southern Co.	230	8,669
Pinnacle West Capital Corp.	250	8,603
NorthWestern Corp.	340	8,544
UGI Corp.	330	8,507
Integrys Energy Group, Inc.	170	8,490
Oneok, Inc.	240	8,256
Great Plains Energy, Inc.	370	8,221
Central Vermont Public Service Corp.	350	8,204
Unisource Energy Corp.	280	8,173
Sierra Pacific Resources	850	8,143
Atmos Energy Corp.	300	7,986
CH Energy Group, Inc.	180	7,843
Alliant Energy Corp.	210	6,764
Empire District Electric Co.	200	4,270
Dynegy Inc.*	70	251

Total Utilities		166,975

MATERIALS 4.4%
International Paper Co.	410	10,734
Cabot Corp.	270	8,580
Greif, Inc. — Class A	130	8,531
Wausau Paper Corp.	820	8,307
CF Industries Holdings, Inc.	90	8,231

		Market
	Shares	Value

Ashland, Inc.	280	$8,187
United States Steel Corp.	100	7,761
Schweitzer-Mauduit International, Inc.	400	7,596
Innophos Holdings, Inc.	310	7,558
The Mosaic Co.	110	7,482
Steel Dynamics, Inc.	420	7,178
PolyOne Corp.*	1,110	7,159
Terra Industries, Inc.	180	5,292
AK Steel Holding Corp.	200	5,184
Schnitzer Steel Industries, Inc. — Class A	130	5,101
Reliance Steel & Aluminum Co.	110	4,177
Cleveland-Cliffs, Inc.	70	3,706
General Steel Holdings, Inc.*	500	3,570
Quaker Chemical Corp.	120	3,415
MeadWestvaco Corp.	70	1,632
A.M. Castle & Co.	70	1,210

Total Materials		130,591

TELECOMMUNICATION SERVICES 2.0%
AT&T, Inc.	500	13,960
Verizon Communications, Inc.	320	10,269
NII Holdings, Inc. — Class B*	240	9,101
Embarq Corp.	220	8,921
NTELOS Holdings Corp.	300	8,067
Syniverse Holdings, Inc.*	460	7,641
Fairpoint Communications, Inc.	250	2,167

Total Telecommunication Services		60,126

Total Common Stocks (Cost $3,164,687)		2,955,455

	Face
	Amount
REPURCHASE AGREEMENTS 0.3%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

UBS, Inc. issued 09/30/08 at 0.14% due 10/01/08	$2,302	2,302

 5

VARIABLE ANNUITY MULTI-CAP CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

	Face	Market
	Amount	Value

UBS, Inc. issued 09/30/08 at 0.02% due 10/01/08	$352	$352
Mizuho Financial Group, Inc. issued 09/30/08 0.26% due 10/01/08	2,302	2,302
Morgan Stanley issued 09/30/08 at 0.10% due 10/01/08	2,302	2,302
Credit Suisse Group issued 09/30/08 at 0.25% due 10/01/08	2,288	2,288

Total Repurchase Agreements (Cost $9,546)		9,546

Total Investments 99.9% (Cost $3,174,233)		$2,965,001

Other Assets in Excess of Liabilities – 0.1%		$1,550

Net Assets – 100.0%		$2,966,551

		Unrealized
	Contracts	Loss

Futures Contracts Purchased
December 2008 Russell 2000 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $68,180)	1	$(3,427)

*	Non-Income Producing Security.

 6

VARIABLE ANNUITY NASDAQ-100® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

COMMON STOCKS 93.7%

INFORMATION TECHNOLOGY 57.9%
Apple, Inc.*	38,399	$4,364,430
Qualcomm, Inc.	61,510	2,643,085
Microsoft Corp.	97,658	2,606,492
Google, Inc. — Class A*	4,520	1,810,350
Cisco Systems, Inc.*	65,589	1,479,688
Oracle Corp.*	66,889	1,358,516
Research In Motion Ltd.*	17,550	1,198,665
Intel Corp.	61,179	1,145,883
eBay, Inc.*	30,150	674,757
Adobe Systems, Inc.*	16,160	637,835
Activision Blizzard, Inc.*	36,589	564,568
Symantec Corp.*	27,269	533,927
Intuit, Inc.*	12,569	397,306
Electronic Arts, Inc.*	9,989	369,493
Dell, Inc.*	22,389	368,971
Yahoo!, Inc.*	20,700	358,110
Paychex, Inc.	10,639	351,406
Applied Materials, Inc.	21,559	326,188
CA, Inc.	15,470	308,781
Fiserv, Inc.*	6,379	301,854
Linear Technology Corp.†	9,200	282,072
Altera Corp.	13,150	271,942
Xilinx, Inc.	11,400	267,330
Autodesk, Inc.*†	7,279	244,210
Juniper Networks, Inc.*	11,100	233,877
Broadcom Corp. — Class A*	12,489	232,670
KLA-Tencor Corp.	6,520	206,358
Baidu.com — SP ADR*	820	203,549
Cognizant Technology Solutions Corp. — Class A*	8,828	201,543
Flextronics International Ltd.*	28,259	200,074
NetApp, Inc.*	10,640	193,967
Nvidia Corp.*	16,989	181,952
Flir Systems, Inc.*	4,530	174,043
Citrix Systems, Inc.*	6,730	170,000
Marvell Technology Group Ltd.*	17,919	166,647
Check Point Software Technologies Ltd.*†	6,580	149,629
VeriSign, Inc.*	5,660	147,613
Microchip Technology, Inc.	4,760	140,087
Lam Research Corp.*	4,030	126,905
Logitech International SA*†	5,419	126,371
SanDisk Corp.*	6,419	125,491
Infosys Technologies Ltd. — SP ADR	3,490	116,252

		Market
	Shares	Value

Akamai Technologies, Inc.*	5,040	$87,898
IAC/InterActiveCorp*	4,510	78,023
Sun Microsystems, Inc.*	10,180	77,368
Cadence Design Systems, Inc.*	8,469	57,250

Total Information Technology		26,263,426

HEALTH CARE 15.6%
Gilead Sciences, Inc.*	28,159	1,283,487
Amgen, Inc.*	15,330	908,609
Teva Pharmaceutical Industries Ltd. — SP ADR	19,559	895,607
Celgene Corp.*	14,019	887,122
Genzyme Corp.*	10,469	846,837
Express Scripts, Inc.*	6,840	504,929
Biogen Idec, Inc.*	9,810	493,345
Intuitive Surgical, Inc.*	1,210	291,586
DENTSPLY International, Inc.	4,440	166,678
Vertex Pharmaceuticals, Inc.*	4,890	162,544
Hologic, Inc.*	8,369	161,773
Cephalon, Inc.*	2,060	159,629
Henry Schein, Inc.*	2,770	149,137
Patterson Companies, Inc.*	3,620	110,084
Amylin Pharmaceuticals, Inc.*	4,110	83,104

Total Health Care		7,104,471

CONSUMER DISCRETIONARY 12.3%
Comcast Corp. — Class A	44,809	879,601
DIRECTV Group, Inc.*	25,118	657,338
Amazon.com, Inc.*	8,790	639,560
Starbucks Corp.*	31,570	469,446
Sears Holdings Corp.*†	4,110	384,285
Bed Bath & Beyond, Inc.*	10,879	341,709
Staples, Inc.	14,840	333,900
Apollo Group, Inc. — Class A*	4,980	295,314
Wynn Resorts Ltd.	3,510	286,556
Liberty Media Corp - Interactive*	16,910	218,308
Garmin Ltd.*	5,969	202,588
Liberty Global, Inc. — Class A*	4,880	147,864
DISH Network Corp. — Class A*	6,790	142,590
Expedia, Inc.*	8,760	132,364

 1

VARIABLE ANNUITY NASDAQ-100® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Focus Media Holding — SP ADR*	3,470	$98,930
Petsmart, Inc.	3,900	96,369
Virgin Media, Inc.†	11,120	87,848
Lamar Advertising Co. — Class A*	2,259	69,781
Sirius XM Radio, Inc.*	106,909	60,938
Discovery Communications, Inc. — Class A*	3,698	52,696

Total Consumer Discretionary		5,597,985

INDUSTRIALS 4.4%
Paccar, Inc.	12,660	483,485
CH Robinson Worldwide, Inc.	5,220	266,011
Expeditors International of Washington, Inc.	6,499	226,425
Fastenal Co.	4,410	217,810
Foster Wheeler Ltd.*	4,679	168,959
Cintas Corp.	5,739	164,767
Stericycle, Inc.*	2,788	164,241
Joy Global, Inc.	3,290	148,511
Ryanair Holdings PLC — SP ADR*	3,610	80,972
Monster Worldwide, Inc.*	3,930	58,596

Total Industrials		1,979,777

CONSUMER STAPLES 1.4%
Costco Wholesale Corp.	7,120	462,302
Hansen Natural Corp.*	2,840	85,910
Whole Foods Market, Inc.†	4,279	85,708

Total Consumer Staples		633,920

TELECOMMUNICATION SERVICES 1.4%
Millicom International Cellular SA†	3,250	223,178
NII Holdings, Inc. — Class B*	5,000	189,600
Level 3 Communications, Inc.*	47,220	127,494
Leap Wireless International, Inc. — Class B*	2,140	81,534

Total Telecommunication Services		621,806

MATERIALS 0.7%
Sigma-Aldrich Corp.	3,759	197,047

		Market
	Shares	Value

Steel Dynamics, Inc.	6,430	$109,888

Total Materials		306,935

Total Common Stocks (Cost $30,219,510)		42,508,320

SECURITIES LENDING COLLATERAL 1.4%
Mount Vernon Securities Lending Trust Prime Portfolio	630,572	630,572

Total Securities Lending Collateral (Cost $630,572)		630,572

	Face
	Amount
REPURCHASE AGREEMENTS 6.6%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

UBS, Inc. issued 09/30/08 at 0.14% due 10/01/08	$718,366	718,366
issued 09/30/08 at 0.02% due 10/01/08	109,868	109,868
Mizuho Financial Group, Inc. issued 09/30/08 at 0.26% due 10/01/08	718,366	718,366
Morgan Stanley issued 9/30/08 at 0.10% due 10/01/08	718,366	718,366
Credit Suisse Group issued 09/30/08 at 0.25% due 10/01/08	714,114	714,114

Total Repurchase Agreements (Cost $2,979,080)		2,979,080

Total Investments 101.7% (Cost $33,829,162)		$46,117,972

Liabilities in Excess of Other Assets – (1.7)%		$(752,007)

 2

VARIABLE ANNUITY NASDAQ-100® FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
		Value

Net Assets – 100.0%	$45,365,965

		Unrealized
	Contracts	Loss

Futures Contracts Purchased
December 2008 NASDAQ-100 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $2,883,150)	90	$(118,982)

*	Non-Income Producing Security.

†	All or a portion of this security is on loan at September 30, 2008

ADR – American Depository Receipt

 3

VARIABLE ANNUITY NASDAQ-100® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

COMMON STOCKS 70.7%

INFORMATION TECHNOLOGY 43.6%
Apple, Inc.*	20,202	$2,296,159
Qualcomm, Inc.	32,350	1,390,079
Microsoft Corp.	51,358	1,370,745
Google, Inc. — Class A*	2,380	953,238
Cisco Systems, Inc.*	34,489	778,072
Oracle Corp.*	35,179	714,485
Research In Motion Ltd.*	9,230	630,409
Intel Corp.	32,179	602,713
eBay, Inc.*	15,850	354,723
Adobe Systems, Inc.*	8,500	335,495
Activision Blizzard, Inc.*	19,239	296,858
Symantec Corp.*	14,339	280,758
Intuit, Inc.*	6,609	208,910
Electronic Arts, Inc.*	5,249	194,161
Dell, Inc.*	11,779	194,118
Yahoo!, Inc.*	10,890	188,397
Paychex, Inc.	5,589	184,605
Applied Materials, Inc.	11,334	171,483
CA, Inc.	8,130	162,275
Fiserv, Inc.*	3,359	158,948
Linear Technology Corp.	4,830	148,088
Altera Corp.	6,912	142,940
Xilinx, Inc.	5,990	140,465
Autodesk, Inc.*	3,829	128,463
Juniper Networks, Inc.*	5,830	122,838
Broadcom Corp. — Class A*	6,559	122,194
KLA-Tencor Corp.	3,429	108,528
Baidu.com — SP ADR*	430	106,739
Cognizant Technology Solutions Corp. — Class A*	4,648	106,114
Flextronics International Ltd.*	14,859	105,202
NetApp, Inc.*	5,590	101,906
Nvidia Corp.*	8,931	95,651
Flir Systems, Inc.*	2,374	91,209
Citrix Systems, Inc.*	3,550	89,673
Marvell Technology Group Ltd.*	9,419	87,597
Check Point Software Technologies Ltd.*	3,460	78,680
VeriSign, Inc.*	2,980	77,718
Microchip Technology, Inc.	2,500	73,575
Lam Research Corp.*	2,118	66,696
Logitech International SA*	2,859	66,672
SanDisk Corp.*	3,379	66,059
Infosys Technologies Ltd. — SP ADR	1,840	61,290

		Market
	Shares	Value

Akamai Technologies, Inc.*	2,650	$46,216
IAC/InterActiveCorp*	2,370	41,001
Sun Microsystems, Inc.*	5,350	40,660
Cadence Design Systems, Inc.*	4,459	30,143

Total Information Technology		13,812,948

HEALTH CARE 11.8%
Gilead Sciences, Inc.*	14,805	674,812
Amgen, Inc.*	8,059	477,657
Teva Pharmaceutical Industries Ltd. — SP ADR	10,285	470,950
Celgene Corp.*	7,367	466,184
Genzyme Corp.*	5,499	444,814
Express Scripts, Inc.*	3,600	265,752
Biogen Idec, Inc.*	5,156	259,295
Intuitive Surgical, Inc.*	630	151,818
DENTSPLY International, Inc.	2,330	87,468
Vertex Pharmaceuticals, Inc.*	2,570	85,427
Hologic, Inc.*	4,409	85,226
Cephalon, Inc.*	1,080	83,689
Henry Schein, Inc.*	1,460	78,607
Patterson Companies, Inc.*	1,910	58,083
Amylin Pharmaceuticals, Inc.*	2,160	43,675

Total Health Care		3,733,457

CONSUMER DISCRETIONARY 9.4%
Comcast Corp. — Class A	23,559	462,463
DIRECTV Group, Inc.*	13,218	345,915
Amazon.com, Inc.*	4,621	336,224
Starbucks Corp.*	16,600	246,842
Sears Holdings Corp.*	2,160	201,960
Bed Bath & Beyond, Inc.*	5,727	179,885
Staples, Inc.	7,799	175,478
Apollo Group, Inc. — Class A*	2,620	155,366
Wynn Resorts Ltd.	1,850	151,034
Liberty Media Corp — Interactive*	8,886	114,718
Garmin Ltd.*†	3,149	106,877
Liberty Global, Inc. — Class A*	2,570	77,871
DISH Network Corp. — Class A*	3,570	74,970
Expedia, Inc.*	4,604	69,566

 1

VARIABLE ANNUITY NASDAQ-100® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Focus Media Holding — SP ADR*	1,830	$52,173
Petsmart, Inc.	2,050	50,656
Virgin Media, Inc.	5,850	46,215
Lamar Advertising Co. — Class A*	1,189	36,728
Sirius XM Radio, Inc.*	56,219	32,045
Discovery Communications, Inc. — Class A*	1,947	27,745
Discovery Communications, Inc.*	1,199	16,978
Ascent Media Corp. — Class A*	118	2,880

Total Consumer Discretionary		2,964,589

INDUSTRIALS 3.3%
Paccar, Inc.	6,650	253,963
CH Robinson Worldwide, Inc.	2,750	140,140
Expeditors International of Washington, Inc.	3,419	119,118
Fastenal Co.	2,320	114,585
Foster Wheeler Ltd.*	2,469	89,156
Cintas Corp.	3,019	86,675
Stericycle, Inc.*	1,468	86,480
Joy Global, Inc.	1,730	78,092
Ryanair Holdings PLC — SP ADR*	1,900	42,617
Monster Worldwide, Inc.*	2,070	30,864

Total Industrials		1,041,690

CONSUMER STAPLES 1.1%
Costco Wholesale Corp.	3,750	243,488
Hansen Natural Corp.*	1,490	45,073
Whole Foods Market, Inc.	2,249	45,047

Total Consumer Staples		333,608

TELECOMMUNICATION SERVICES 1.0%
Millicom International Cellular SA	1,710	117,426
NII Holdings, Inc. — Class B*	2,630	99,729
Level 3 Communications, Inc.*	24,830	67,041

		Market
	Shares	Value

Leap Wireless International, Inc. — Class B*	1,120	$42,672

Total Telecommunication Services		326,868

MATERIALS 0.5%
Sigma-Aldrich Corp.	1,979	103,739
Steel Dynamics, Inc.	3,380	57,765

Total Materials		161,504

Total Common Stocks (Cost $18,821,503)		22,374,664

SECURITIES LENDING COLLATERAL 0.2%
Mount Vernon Securities Lending Trust Prime Portfolio	58,968	58,968

Total Securities Lending Collateral (Cost $58,968)		58,968

	Face
	Amount
REPURCHASE AGREEMENTS 25.2%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

UBS, Inc. issued 09/30/08 at 0.14% due 10/01/08	$1,927,071	1,927,071
issued 09/30/08 at 0.02% due 10/01/08	294,729	294.729
Mizuho Financial Group, Inc. issued 09/30/08 at 0.26% due 10/01/08	1,927,071	1,927,071
Morgan Stanley issued 09/30/08 at 0.10% due 10/01/08	1,927,071	1,927,071
Credit Suisse Group issued 09/30/08 at 0.25% due 10/01/08	1,915,665	1,915,665

Total Repurchase Agreements (Cost $7,991,607)		7,991,607

 2

VARIABLE ANNUITY NASDAQ-100® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
		Value

Total Investments 96.1% (Cost $26,872,078)		$30,425,239

Other Assets in Excess of Liabilities – 3.9%		$1,231,248

Net Assets – 100.0%		$31,656,487

		Unrealized
	Contracts	Loss

Futures Contracts Purchased
December 2008 NASDAQ-100 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $43,759,810)	1,366	$(2,690,220)

*	Non-Income Producing Security.

†	All or a portion of this security is on loan at September 30, 2008

ADR – American Depository Receipt

 3

VARIABLE ANNUITY NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

COMMON STOCKS 89.0%

INFORMATION TECHNOLOGY 14.2%
Microsoft Corp.	25,390	$677,659
International Business Machines Corp.	4,380	512,285
Cisco Systems, Inc.*	18,696	421,782
Hewlett-Packard Co.	7,915	365,990
Intel Corp.	17,814	333,656
Apple, Inc.*	2,860	325,068
Google, Inc. — Class A*	770	308,400
Oracle Corp.*	12,670	257,328
Qualcomm, Inc.	5,233	224,862
Dell, Inc.*	5,640	92,947
Texas Instruments, Inc.	4,111	88,386
EMC Corp*	6,700	80,132
eBay, Inc.*	3,530	79,001
Yahoo!, Inc.*	4,480	77,504
Corning, Inc.	4,947	77,371
Automatic Data Processing, Inc.	1,645	70,324
Adobe Systems, Inc.*	1,720	67,888
Applied Materials, Inc.	4,215	63,773
Western Union Co.	2,360	58,221
Symantec Corp.*	2,710	53,062
Motorola, Inc.	7,190	51,337
Tyco Electronics Ltd.	1,530	42,320
MasterCard, Inc.	230	40,786
Electronic Arts, Inc.*	1,023	37,841
Juniper Networks, Inc.*	1,698	35,777
Paychex, Inc.	1,040	34,351
Agilent Technologies, Inc.*	1,155	34,257
Intuit, Inc.*	1,040	32,874
Xerox Corp.	2,820	32,515
Broadcom Corp. — Class A*	1,376	25,635
CA, Inc.	1,270	25,349
Fiserv, Inc.*	530	25,080
Autodesk, Inc.*	730	24,492
Analog Devices, Inc.	909	23,952
Amphenol Corp.	570	22,880
Cognizant Technology Solutions Corp. — Class A*	940	21,460
Linear Technology Corp.	691	21,186
MEMC Electronic Materials, Inc.*	719	20,319
Xilinx, Inc.	860	20,167
Harris Corp.	427	19,727
Computer Sciences Corp.*	490	19,693
Altera Corp.	941	19,460

		Market
	Shares	Value

NetApp, Inc.*	1,060	$19,324
Nvidia Corp.*	1,762	18,871
Sun Microsystems, Inc.*	2,357	17,913
BMC Software, Inc.*	610	17,464
KLA-Tencor Corp.	539	17,059
Microchip Technology, Inc.	577	16,981
Salesforce.com, Inc.*	340	16,456
VeriSign, Inc.*	607	15,831
Affiliated Computer Services, Inc. — Class A*	310	15,695
Citrix Systems, Inc.*	590	14,903
SanDisk Corp.*	730	14,272
Teradata Corp.*	580	11,310
Fidelity National Information Services, Inc.	610	11,261
National Semiconductor Corp.	626	10,773
LSI Logic Corp.*†	2,003	10,736
Total System Services, Inc.	640	10,496
Molex, Inc.	456	10,237
Advanced Micro Devices, Inc.*	1,882	9,881
Micron Technology, Inc.*	2,405	9,740
Akamai Technologies, Inc.*	550	9,592
Lexmark International, Inc.*	280	9,120
Compuware Corp.*	820	7,946
Jabil Circuit, Inc.	680	6,487
QLogic Corp.*	420	6,451
Novellus Systems, Inc.*	311	6,108
JDS Uniphase Corp.*	690	5,837
Convergys Corp.*	390	5,764
Novell, Inc.*	1,115	5,731
Tellabs, Inc.*	1,285	5,217
Teradyne, Inc.*	523	4,085
Unisys Corp.*	1,160	3,190
Ciena Corp.*	282	2,843

Total Information Technology		5,214,671

FINANCIALS 14.0%
JPMorgan Chase & Co.	11,673	545,129
Bank of America Corp.	14,331	501,585
Wells Fargo & Co.	10,462	392,639
Citigroup, Inc.	17,465	358,207
U.S. Bancorp	5,477	197,282
Goldman Sachs Group, Inc.	1,400	179,200
American Express Co.	3,736	132,366
Merrill Lynch & Co., Inc.	4,896	123,869
MetLife, Inc.	2,183	122,248
Bank of New York Mellon Corp.	3,644	118,722
Prudential Financial, Inc.	1,354	97,488
AFLAC, Inc.	1,514	88,947

 1

VARIABLE ANNUITY NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Travelers Companies, Inc.	1,894	$85,609
PNC Financial Services Group, Inc.	1,103	82,394
CME Group, Inc.	220	81,732
Morgan Stanley	3,553	81,719
Allstate Corp.	1,740	80,249
State Street Corp.	1,373	78,096
Charles Schwab Corp.	2,953	76,778
Simon Property Group, Inc.	730	70,810
BB&T Corp.	1,729	65,356
Chubb Corp.	1,150	63,135
Capital One Financial Corp.	1,203	61,353
Marsh & McLennan Companies, Inc.	1,655	52,563
SunTrust Banks, Inc.	1,126	50,659
Northern Trust Corp.	696	50,251
Loews Corp.	1,144	45,177
T. Rowe Price Group, Inc.	820	44,042
Franklin Resources, Inc.	490	43,184
Public Storage	400	39,604
Aon Corp.	880	39,565
Hartford Financial Services Group, Inc.	955	39,145
Equity Residential	880	39,081
Vornado Realty Trust	428	38,927
Progressive Corp.	2,180	37,932
Principal Financial Group, Inc.	818	35,575
Boston Properties, Inc.	378	35,403
Lincoln National Corp.	821	35,147
ProLogis	850	35,079
NYSE Euronext	858	33,616
HCP, Inc.	810	32,505
Hudson City Bancorp, Inc.	1,617	29,834
American International Group, Inc.	8,568	28,531
Plum Creek Timber Co., Inc. (REIT)	550	27,423
Unum Group	1,092	27,409
KIMCO Realty Corp.	730	26,966
Ameriprise Financial, Inc.	684	26,129
Leucadia National Corp.	570	25,901
Invesco Ltd.	1,216	25,512
AvalonBay Communities, Inc.	243	23,916
Wachovia Corp.	6,781	23,733
Host Hotels & Resorts, Inc.	1,680	22,327
M&T Bank Corp.	246	21,956
Moody’s Corp.	640	21,760
Fifth Third Bancorp	1,812	21,563
Regions Financial Corp.	2,181	20,938
Discover Financial Services	1,508	20,841
Assurant, Inc.	373	20,515

		Market
	Shares	Value

IntercontinentalExchange, Inc.*	240	$19,363
SLM Corp.*	1,510	18,633
KeyCorp	1,558	18,603
XL Capital Ltd.	1,006	18,048
American Capital Ltd.	670	17,092
Legg Mason, Inc.	446	16,975
Marshall & Ilsley Corp.	816	16,442
Torchmark Corp.	273	16,325
Comerica, Inc.	490	16,067
Cincinnati Financial Corp.	530	15,073
Zions Bancorporation	370	14,319
Developers Diversified Realty Corp.	390	12,359
Janus Capital Group, Inc.	499	12,116
Genworth Financial, Inc. — Class A	1,390	11,968
General Growth Properties, Inc.	740	11,174
Apartment Investment & Management Co. — Class A	280	9,806
Huntington Bancshares, Inc.	1,157	9,244
Federated Investors, Inc. — Class B	280	8,078
MBIA, Inc.	630	7,497
CB Richard Ellis Group, Inc. — Class A*	560	7,487
Sovereign Bancorp, Inc.	1,720	6,794
CIT Group, Inc.	920	6,403
First Horizon National Corp.	648	6,066
E*Trade Financial Corp.*	1,740	4,872
National City Corp.	2,392	4,186
MGIC Investment Corp.	400	2,812

Total Financials		5,135,424

ENERGY 12.0%
Exxon Mobil Corp.	16,800	1,304,688
Chevron Corp.	6,640	547,667
ConocoPhillips	4,910	359,657
Schlumberger Ltd.	3,880	302,989
Occidental Petroleum Corp.	2,640	185,988
Devon Energy Corp.	1,430	130,416
Transocean, Inc.*	1,030	113,135
Apache Corp.	1,080	112,622
Halliburton Co.	2,840	91,988
Marathon Oil Corp.	2,280	90,904
XTO Energy, Inc.	1,780	82,806
Hess Corp.	920	75,514
Anadarko Petroleum Corp.	1,510	73,250
EOG Resources, Inc.	800	71,568

 2

VARIABLE ANNUITY NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

National-Oilwell Varco, Inc.*	1,350	$67,811
Chesapeake Energy Corp.	1,690	60,603
Baker Hughes, Inc.	1,000	60,540
Weatherford International Ltd.*	2,200	55,308
Valero Energy Corp.	1,690	51,207
Spectra Energy Corp.	1,990	47,362
Williams Companies, Inc.	1,860	43,989
Smith International, Inc.	702	41,165
Murphy Oil Corp.	620	39,767
Peabody Energy Corp.	880	39,600
Noble Corp.	870	38,193
Southwestern Energy Co.*	1,110	33,899
Noble Energy, Inc.	560	31,130
El Paso Corp.	2,270	28,965
Consol Energy, Inc.	590	27,075
Cameron International Corp.*	700	26,978
ENSCO International, Inc.	460	26,510
Nabors Industries Ltd.*	910	22,677
Range Resources Corp.	500	21,435
Pioneer Natural Resources Co.	390	20,389
BJ Services Co.	950	18,174
Sunoco, Inc.	380	13,520
Cabot Oil & Gas Corp.	330	11,926
Rowan Companies, Inc.	370	11,304
Massey Energy Co.	270	9,631
Tesoro Corp.	446	7,355

Total Energy		4,399,705

HEALTH CARE 11.7%
Johnson & Johnson, Inc.	9,040	626,291
Pfizer, Inc.	21,797	401,937
Abbott Laboratories	4,971	286,230
Merck & Company, Inc.	6,919	218,364
Amgen, Inc.*	3,420	202,703
Medtronic, Inc.	3,650	182,865
Wyeth	4,303	158,953
Eli Lilly & Co.	3,234	142,393
Gilead Sciences, Inc.*	2,970	135,373
Baxter International, Inc.	2,030	133,229
Bristol-Myers Squibb Co.	6,388	133,190
UnitedHealth Group, Inc.	3,940	100,037
Schering-Plough Corp.	5,245	96,875
Celgene Corp.*	1,470	93,022
Covidien Ltd.	1,620	87,091
WellPoint, Inc.*	1,648	77,077
Thermo Fisher Scientific, Inc.*	1,350	74,250
Medco Health Solutions, Inc.*	1,635	73,575
Genzyme Corp.*	870	70,374

		Market
	Shares	Value

Becton, Dickinson & Co.	790	$63,405
Boston Scientific Corp.*	4,841	59,399
Express Scripts, Inc.*	800	59,056
Cardinal Health, Inc.	1,160	57,165
Aetna, Inc.	1,522	54,959
Allergan, Inc.	988	50,882
Stryker Corp.	800	49,840
St. Jude Medical, Inc.*	1,110	48,274
McKesson Corp.	890	47,891
Biogen Idec, Inc.*	940	47,273
Zimmer Holdings, Inc.*	730	47,129
Intuitive Surgical, Inc.*	130	31,327
C.R. Bard, Inc.	320	30,358
CIGNA Corp.	888	30,174
Forest Laboratories, Inc.*	990	27,997
Quest Diagnostics, Inc.	510	26,352
Laboratory Corporation of America Holdings*	360	25,020
Barr Pharmaceuticals, Inc.*	350	22,855
Varian Medical Systems, Inc.*	400	22,852
Humana, Inc.*	546	22,495
Hospira, Inc.*	520	19,864
DaVita, Inc.*	340	19,383
AmerisourceBergen Corp.	510	19,201
Applied Biosystems Inc.	550	18,838
Waters Corp.*	320	18,618
Coventry Health Care, Inc.*	480	15,624
Millipore Corp.*	180	12,384
Mylan Laboratories, Inc.*	977	11,157
IMS Health, Inc.	590	11,157
PerkinElmer, Inc.	388	9,688
Watson Pharmaceuticals, Inc.*	335	9,548
Patterson Companies, Inc.*	290	8,819
King Pharmaceuticals, Inc.*	795	7,616
Tenet Healthcare Corp.*	1,340	7,437

Total Health Care		4,307,866

CONSUMER STAPLES 10.7%
Procter & Gamble Co.	9,631	671,184
Wal-Mart Stores, Inc.	7,082	424,141
PepsiCo, Inc.	4,980	354,924
Coca-Cola Co.	6,276	331,875
Philip Morris International, Inc.	6,521	313,660
Kraft Foods, Inc.	4,774	156,348
CVS Caremark Corp.	4,530	152,480
Anheuser-Busch Companies, Inc.	2,318	150,392
Altria Group, Inc.	6,477	128,504

 3

VARIABLE ANNUITY NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Colgate-Palmolive Co.	1,619	$121,992
Walgreen Co.	3,108	96,224
Costco Wholesale Corp.	1,369	88,889
Kimberly-Clark Corp.	1,302	84,422
General Mills, Inc.	1,055	72,500
Sysco Corp.	1,888	58,207
Avon Products, Inc.	1,380	57,367
Kroger Co.	2,069	56,856
Wm. Wrigley Jr. Co.	696	55,262
H.J. Heinz Co.	974	48,671
Kellogg Co.	808	45,329
Archer-Daniels-Midland Co.	2,020	44,258
Lorillard, Inc.	545	38,777
Safeway, Inc.	1,367	32,425
UST, Inc.	480	31,939
Clorox Co.	450	28,210
Sara Lee Corp.	2,206	27,862
ConAgra Foods, Inc.	1,414	27,516
Campbell Soup Co.	680	26,248
Reynolds American, Inc.	528	25,671
Molson Coors Brewing Co. — Class B	466	21,785
Hershey Co.	540	21,352
Estee Lauder Companies, Inc. — Class A†	370	18,467
Brown-Forman Corp. — Class B	250	17,952
Coca-Cola Enterprises, Inc.	988	16,569
McCormick & Co., Inc.	404	15,534
SUPERVALU, INC.	684	14,843
Constellation Brands, Inc. — Class A*	605	12,983
Pepsi Bottling Group, Inc.	440	12,835
Tyson Foods, Inc. — Class A	970	11,582
Dean Foods Co.*	480	11,213
Whole Foods Market, Inc.	434	8,693

Total Consumer Staples		3,935,941

INDUSTRIALS 10.0%
General Electric Co.	32,170	820,335
United Parcel Service, Inc. — Class B	3,260	205,021
United Technologies Corp.	3,120	187,387
3M Co.	2,260	154,381
Boeing Co.	2,390	137,066
Lockheed Martin Corp.	1,080	118,444
Union Pacific Corp.	1,650	117,414
Caterpillar, Inc.	1,970	117,412
Emerson Electric Co.	2,510	102,383
Honeywell International, Inc.	2,410	100,135
General Dynamics Corp.	1,280	94,234

		Market
	Shares	Value

Burlington Northern Santa Fe Corp.	910	$84,111
Norfolk Southern Corp.	1,210	80,114
FedEx Corp.	1,010	79,830
Raytheon Co.	1,350	72,239
CSX Corp.	1,320	72,032
Deere & Co.	1,380	68,310
Northrop Grumman Corp.	1,090	65,989
Danaher Corp.	830	57,602
Illinois Tool Works, Inc.	1,290	57,341
Tyco International Ltd.	1,540	53,931
Waste Management, Inc.	1,590	50,069
Paccar, Inc.	1,170	44,682
L-3 Communications Holdings, Inc.	390	38,345
Precision Castparts Corp.	446	35,136
Southwest Airlines Co.	2,370	34,389
ITT Corporation	590	32,810
Fluor Corp.	580	32,306
Ingersoll-Rand Co. — Class A	1,025	31,949
Eaton Corp.	540	30,337
Cummins, Inc.	660	28,855
Parker Hannifin Corp.	540	28,620
CH Robinson Worldwide, Inc.	550	28,028
Rockwell Collins, Inc.	520	25,007
Dover Corp.	610	24,736
Expeditors International of Washington, Inc.	690	24,040
Textron, Inc.	800	23,424
Cooper Industries Ltd. — Class A	560	22,372
Pitney Bowes, Inc.	670	22,284
Jacobs Engineering Group, Inc.*	400	21,724
Masco Corp.	1,160	20,810
Fastenal Co.	420	20,744
W.W. Grainger, Inc.	210	18,264
Rockwell Automation, Inc.	470	17,550
RR Donnelley & Sons Co.	680	16,680
Goodrich Corp.	400	16,640
Avery Dennison Corp.	340	15,123
Equifax, Inc.	410	14,125
Pall Corp.	390	13,412
Robert Half International, Inc.	500	12,375
Cintas Corp.	430	12,345
Allied Waste Industries, Inc.*	1,100	12,221
Ryder System, Inc.	180	11,160
Terex Corp.*	310	9,461
Manitowoc Co., Inc.	416	6,469

 4

VARIABLE ANNUITY NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Monster Worldwide, Inc.*	386	$5,755

Total Industrials		3,647,958

CONSUMER DISCRETIONARY 7.5%
McDonald’s Corp.	3,558	219,529
Comcast Corp. — Class A	9,440	185,307
Walt Disney Co.	5,933	182,084
Time Warner, Inc.	11,272	147,776
Home Depot, Inc.	5,346	138,408
Target Corp.	2,374	116,445
Lowe’s Companies, Inc.	4,710	111,580
News Corp. — Class A	7,242	86,832
Nike, Inc. — Class B	1,270	84,963
Amazon.com, Inc.*	1,025	74,579
Johnson Controls, Inc.	1,920	58,234
Staples, Inc.	2,235	50,287
Yum! Brands, Inc.	1,518	49,502
DIRECTV Group, Inc.*	1,870	48,938
Carnival Corp.	1,377	48,677
Viacom, Inc. — Class B*	1,956	48,587
Kohl’s Corp.*	980	45,158
TJX Companies, Inc.	1,360	41,507
Best Buy Company, Inc.	1,085	40,687
Omnicom Group, Inc.	1,030	39,717
Ford Motor Co.*	7,310	38,012
Starbucks Corp.*	2,360	35,093
McGraw-Hill Companies, Inc.	1,030	32,558
CBS Corp.	2,200	32,076
Harley-Davidson, Inc.	760	28,348
Fortune Brands, Inc.	480	27,533
Coach, Inc.*	1,090	27,294
Bed Bath & Beyond, Inc.*	840	26,384
The Gap, Inc.	1,464	26,030
Marriott International, Inc. — Class A	925	24,133
H&R Block, Inc.	1,060	24,115
Macy’s, Inc.	1,332	23,949
J.C. Penney Company, Inc.	695	23,171
VF Corp.	280	21,647
Mattel, Inc.	1,139	20,548
Genuine Parts Co.	505	20,306
Apollo Group, Inc. — Class A*	340	20,162
Whirlpool Corp.	240	19,030
GameStop Corp. — Class A*	527	18,029
Sherwin-Williams Co.	304	17,377
General Motors Corp.	1,830	17,293
AutoZone, Inc.*	140	17,268
International Game Technology, Inc.	989	16,991
Sears Holdings Corp.*	180	16,830

		Market
	Shares	Value

Starwood Hotels & Resorts Worldwide, Inc.	587	$16,518
Limited Brands, Inc.	901	15,605
Newell Rubbermaid, Inc.	895	15,448
Nordstrom, Inc.	494	14,237
Eastman Kodak Co.	911	14,011
Hasbro, Inc.	396	13,749
Tiffany & Co.	384	13,640
Darden Restaurants, Inc.	450	12,884
Gannett Co., Inc.	740	12,513
Polo Ralph Lauren Corp.	180	11,995
Goodyear Tire & Rubber Co.*	780	11,942
Interpublic Group of Companies, Inc.*	1,535	11,896
D.R. Horton, Inc.	890	11,588
Black & Decker Corp.	190	11,543
Leggett & Platt, Inc.	520	11,331
Washington Post Co. — Class B	20	11,135
Abercrombie & Fitch Co. — Class A	280	11,046
Scripps Networks Interactive, Inc.	290	10,530
Stanley Works	250	10,435
Family Dollar Stores, Inc.	434	10,286
Expedia, Inc.*	680	10,275
Snap-On, Inc.	190	10,005
Pulte Homes, Inc.	686	9,583
Wyndham Worldwide Corp.	556	8,735
Big Lots, Inc.*	267	7,431
Lennar Corp. — Class A	460	6,987
RadioShack Corp.	401	6,929
Centex Corp.	400	6,480
Harman International Industries, Inc.	190	6,473
New York Times Co. — Class A	380	5,430
Liz Claiborne, Inc.	310	5,093
Office Depot, Inc.*	871	5,069
Jones Apparel Group, Inc.	270	4,998
KB HOME	240	4,723
AutoNation, Inc.*	350	3,934
Meredith Corp.	120	3,365
Dillard’s, Inc. — Class A	190	2,242

Total Consumer Discretionary		2,753,058

UTILITIES 3.2%
Exelon Corp.	2,130	133,381
Southern Co.	2,490	93,848
Dominion Resources, Inc.	1,880	80,426
Duke Energy Corp.	4,090	71,289

 5

VARIABLE ANNUITY NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

FPL Group, Inc.	1,320	$66,396
FirstEnergy Corp.	990	66,320
Entergy Corp.	620	55,186
Public Service Enterprise Group, Inc.	1,640	53,776
American Electric Power Company, Inc.	1,300	48,139
PPL Corp.	1,210	44,794
PG&E Corp.	1,160	43,442
Edison International	1,050	41,895
Sempra Energy	800	40,376
Consolidated Edison, Inc.	880	37,805
Progress Energy, Inc.	850	36,660
Xcel Energy, Inc.	1,440	28,786
Ameren Corp.	680	26,540
AES Corp.*	2,180	25,484
Questar Corp.	560	22,915
DTE Energy Co.	530	21,264
Allegheny Energy, Inc.	550	20,223
CenterPoint Energy, Inc.	1,110	16,173
Pepco Holdings, Inc.	650	14,892
Constellation Energy Group, Inc.	580	14,094
NiSource, Inc.	890	13,136
Integrys Energy Group, Inc.	250	12,485
Pinnacle West Capital Corp.	330	11,355
TECO Energy, Inc.	690	10,854
CMS Energy Corp.	730	9,103
Nicor, Inc.	150	6,653
Dynegy Inc.*	1,630	5,835

Total Utilities		1,173,525

MATERIALS 3.0%
Monsanto Co.	1,780	176,185
E.I. du Pont de Nemours and Co.	2,920	117,676
Dow Chemical Co.	2,990	95,022
Praxair, Inc.	1,020	73,175
Freeport-McMoRan Copper & Gold, Inc.	1,240	70,494
Alcoa, Inc.	2,630	59,386
Newmont Mining Corp.	1,480	57,365
Air Products & Chemicals, Inc.	690	47,258
Weyerhaeuser Co.	680	41,194
Nucor Corp.	1,020	40,290
International Paper Co.	1,380	36,128
PPG Industries, Inc.	530	30,910
United States Steel Corp.	380	29,492
Rohm & Haas Co.†	400	28,000
Ecolab, Inc.	570	27,656

		Market
	Shares	Value

Vulcan Materials Co.	360	$26,820
Sigma-Aldrich Corp.	410	21,492
CF Industries Holdings, Inc.	180	16,463
Eastman Chemical Co.	250	13,765
MeadWestvaco Corp.	550	12,821
Ball Corp.	310	12,242
Sealed Air Corp.	510	11,215
Pactiv Corp.*	420	10,429
International Flavors & Fragrances, Inc.	250	9,865
Allegheny Technologies, Inc.	320	9,456
AK Steel Holding Corp.	360	9,331
Bemis Co.	320	8,387
Hercules, Inc.	360	7,124
Ashland, Inc.	180	5,263
Titanium Metals Corp.	280	3,175

Total Materials		1,108,079

TELECOMMUNICATION SERVICES 2.7%
AT&T, Inc.	18,675	521,406
Verizon Communications, Inc.	9,001	288,842
Sprint Nextel Corp.	8,977	54,760
American Tower Corp. — Class A*	1,233	44,351
Embarq Corp.	451	18,288
Windstream Corp.	1,385	15,152
Qwest Communications International, Inc.	4,604	14,871
CenturyTel, Inc.	321	11,764
Frontier Communications Corp.	996	11,454

Total Telecommunication Services		980,888

Total Common Stocks
(Cost $30,075,706)		32,657,115

SECURITIES LENDING COLLATERAL 0.1%
Mount Vernon Securities Lending Trust Prime Portfolio	36,398	36,398

Total Securities Lending Collateral (Cost $36,398)		36,398

 6

VARIABLE ANNUITY NOVA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 3.8%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Mizuho Financial Group, Inc. issued 09/30/08 at 0.26% due 10/01/08	339,961	$339,961
UBS, Inc.
issued 09/30/08 at 0.14% due 10/01/08	339,961	339,961
issued 09/30/08 at 0.02% due 10/01/08	51,994	51,994
Morgan Stanley issued 09/30/08 at 0.10% due 10/01/08	339,961	339,961
Credit Suisse Group issued 09/30/08 at 0.25% due 10/01/08	337,948	337,948

Total Repurchase Agreements
(Cost $1,409,825)		1,409,825

Total Investments 92.9%
(Cost $31,521,929)		$34,103,338

Other Assets in Excess of Liabilities – 7.1%		$2,588,504

Net Assets – 100.0%		$36,691,842

		Unrealized
	Contracts	Loss

Futures Contracts Purchased
December 2008 S&P 500 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $21,773,063)	371	$(556,876)

*	Non-Income Producing Security.

†	All or a portion of this security is on loan at September 30, 2008

 7

VARIABLE ANNUITY PRECIOUS METALS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

COMMON STOCKS 99.4%

Freeport-McMoRan Copper & Gold, Inc.	78,548	$4,465,454
Barrick Gold Corp.	112,222	4,123,036
Newmont Mining Corp.	104,502	4,050,497
Goldcorp, Inc.	108,873	3,443,653
Agnico-Eagle Mines Ltd.	58,393	3,215,702
Kinross Gold Corp.	153,507	2,474,533
Yamana Gold, Inc.	273,752	2,280,354
Gold Fields Ltd. — SP ADR	232,437	2,229,071
AngloGold Ashanti Ltd. — SP ADR	83,532	1,929,589
Cia de Minas Buenaventura SA — SP ADR	77,908	1,829,280
Randgold Resources Ltd. — SP ADR	43,305	1,776,804
Royal Gold, Inc.	43,724	1,572,315
Harmony Gold Mining Co. Ltd. — SP ADR*†	157,932	1,528,782
Pan American Silver Corp.*†	66,439	1,476,939
Coeur d’Alene Mines Corp.*†	957,319	1,464,698
Iamgold Corp.	254,921	1,432,656
Silver Wheaton Corp.*†	171,234	1,395,557
Eldorado Gold Corp.*	204,839	1,282,292
Hecla Mining Co.*†	258,614	1,210,314
Stillwater Mining Co.*	201,507	1,170,756
Silver Standard Resources, Inc.*†	63,066	1,042,481
Golden Star Resources Ltd.*†	567,128	862,035
Novagold Resources, Inc.*	122,659	798,510
Northgate Minerals Corp.*	537,735	709,810
Allied Nevada Gold Corp.*†	86,432	494,391
US Gold Corp.*†	315,750	416,790
Apex Silver Mines Ltd.*†	221,621	381,188

Total Common Stocks (Cost $36,913,510)		49,057,487

SECURITIES LENDING COLLATERAL 11.1%
Mount Vernon Securities Lending Trust Prime Portfolio	5,499,934	5,499,934

Total Securities Lending Collateral (Cost $5,499,934)		5,499,934

	Face	Market
	Amount	Value

REPURCHASE AGREEMENT 0.7%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Credit Suisse Group issued 09/30/08 at 0.25% due 10/01/08	$323,518	$323,518

Total Repurchase Agreement (Cost $323,518)		323,518

Total Investments 111.2% (Cost $42,736,962)		$54,880,939

Liabilities in Excess of Other Assets – (11.2)%		$(5,548,604)

Net Assets – 100.0%		$49,332,335

*	Non-Income Producing Security.

†	All or a portion of this security is on loan at September 30, 2008

ADR – American Depository Receipt.

 1

VARIABLE ANNUITY REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

COMMON STOCKS 100.1%

REAL EASTATE INVESMENT TRUSTS (REITS) 99.6%
SPECIALIZED REIT 24.7%
Public Storage	10,221	$1,011,981
HCP, Inc.	18,681	749,669
Plum Creek Timber Co., Inc. (REIT)	13,979	696,993
Ventas, Inc.	13,119	648,341
Host Hotels & Resorts, Inc.	45,907	610,104
Health Care REIT, Inc.	10,115	538,422
Rayonier, Inc.†	9,428	446,416
Nationwide Health Properties, Inc.	11,862	426,795
Senior Housing Properties Trust	16,811	400,606
Potlatch Corp.	6,588	305,617
Hospitality Properties Trust	14,767	303,019
Entertainment Properties Trust	5,515	301,781
Healthcare Realty Trust, Inc.	9,836	286,719
Omega Healthcare Investors, Inc.	14,255	280,253
Extra Space Storage, Inc.	16,680	256,205
Sovran Self Storage, Inc.	5,260	235,069
LaSalle Hotel Properties	9,474	220,934
DiamondRock Hospitality Co.	22,843	207,871
Medical Properties Trust Inc.†	18,006	204,368
U-Store-It Trust†	15,940	195,584
DuPont Fabros Technology, Inc.	10,181	155,260

Total Specialized REIT		8,482,007

RETAIL REIT 20.9%
Simon Property Group, Inc.	11,365	1,102,405
KIMCO Realty Corp.	19,625	724,947
Federal Realty Investment Trust	6,585	563,676
Regency Centers Corp.	7,890	526,184
Macerich Co.	8,215	522,885
Developers Diversified Realty Corp.	13,791	437,037
Weingarten Realty Investors†	12,104	431,750
Taubman Centers, Inc.	7,572	378,600
Realty Income Corp.	14,538	372,173
General Growth Properties, Inc.	21,541	325,269
National Retail Properties, Inc.	13,509	323,541

		Market
	Shares	Value

Tanger Factory Outlet Centers, Inc.	6,698	$293,305
Equity One, Inc.	13,668	280,057
CBL & Associates Properties, Inc.	12,899	259,012
Inland Real Estate Corp.†	15,560	244,136
Acadia Realty Trust	8,550	216,144
Pennsylvania Real Estate Investment Trust	10,350	195,098

Total Retail REIT		7,196,219

OFFICE REIT 15.4%
Boston Properties, Inc.	8,053	754,244
Alexandria Real Estate Equities, Inc.	4,041	454,612
Duke Realty Corp.	18,008	442,637
Digital Realty Trust, Inc.	9,215	435,409
SL Green Realty Corp.	6,057	392,493
Douglas Emmett, Inc.	16,992	392,005
Highwoods Properties, Inc.	9,614	341,874
Corporate Office Properties Trust SBI	8,196	330,709
Mack-Cali Realty Corp.	9,706	328,742
BioMed Realty Trust, Inc.	12,131	320,865
Kilroy Realty Corp.	6,067	289,942
Brandywine Realty Trust	17,720	284,052
HRPT Properties Trust	40,865	281,560
Lexington Realty Trust	15,386	264,947

Total Office REIT		5,314,091

RESIDENTIAL REIT 14.0%
Equity Residential	18,423	818,165
AvalonBay Communities, Inc.	6,540	643,667
UDR, Inc.	16,654	435,502
Essex Property Trust, Inc.	3,386	400,665
Apartment Investment & Management Co. — Class A	11,384	398,668
BRE Properties, Inc. — Class A	7,599	372,351
Camden Property Trust	7,825	358,855
Home Properties, Inc.	5,591	323,999
Equity Lifestyle Properties, Inc.	5,336	282,968
American Campus Communities, Inc.	7,980	270,362
Post Properties, Inc.	8,998	251,674

 1

VARIABLE ANNUITY REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Mid-America Apartment Communities, Inc.	4,937	$242,604

Total Residential REIT		4,799,480

REAL ESTATE 8.5%
Brookfield Asset Management, Inc. — Class A	31,039	851,710
Brookfield Properties Corp.	33,326	527,884
The St. Joe Co.*	11,846	463,060
Forest City Enterprises, Inc. — Class A	12,143	372,426
CB Richard Ellis Group, Inc. — Class A*	23,185	309,983
Jones Lang LaSalle, Inc.	5,315	231,096
Capstead Mortgage Corp.	16,120	176,514

Total Real Estate		2,932,673

DIVERSIFIED REIT 6.2%
Vornado Realty Trust	9,404	855,294
Liberty Property Trust	11,826	445,249
Washington Real Estate Investment Trust	8,900	326,007
Cousins Properties, Inc.	11,343	286,184
Colonial Properties Trust	11,204	209,402

Total Diversified REIT		2,122,136

INDUSTRIAL REIT 5.5%
ProLogis	16,298	672,618
AMB Property Corp.	10,020	453,906
First Industrial Realty Trust, Inc.†	9,291	266,466
Eastgroup Properties, Inc.	5,340	259,204
DCT Industrial Trust, Inc.	32,790	245,597

Total Industrial REIT		1,897,791

MORTGAGE REIT 4.4%
Annaly Capital Management, Inc.	43,066	579,238
CapitalSource, Inc.	34,590	425,457
MFA Mortgage Investments, Inc.	39,565	257,173
Redwood Trust, Inc.†	8,200	178,186

		Market
	Shares	Value

iStar Financial, Inc.†	24,294	$63,164

Total Mortgage REIT		1,503,218

Total REITs		34,247,615

REAL ESTATE MANAGEMENT & DEVELOPMENT 0.5%
Forestar Real Estate Group, Inc.*	10,030	147,943

Total Real Estate Management & Development		147,943

Total Common Stocks (Cost $28,072,966)		34,395,558

SECURITIES LENDING COLLATERAL 2.7%
Mount Vernon Securities Lending Trust Prime Portfolio	930,002	930,002

Total Securities Lending Collateral (Cost $930,002)		930,002

	Face
	Amount
REPURCHASE AGREEMENTS 0.4%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Credit Suisse Group issued 09/30/08 at 0.25% due 10/01/08	$145,884	145,884

Total Repurchase Agreements (Cost $145,884)		145,884

Total Investments 103.2% (Cost $29,148,852)		$35,471,444

Liabilities in Excess of Other Assets – (3.2)%		$(1,083,987)

Net Assets – 100.0%		$34,387,457

*	Non-Income Producing Security.

†	All or a portion of this security is on loan at September 30, 2008.

REIT – Real Estate Investment Trust.

 2

VARIABLE ANNUITY RETAILING FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

COMMON STOCKS 99.8%

Wal-Mart Stores, Inc.†	18,164	$1,087,842
Home Depot, Inc.	18,715	484,531
CVS Caremark Corp.	13,372	450,101
Lowe’s Companies, Inc.	18,746	444,093
Target Corp.	8,889	436,005
Amazon.com, Inc.*	5,164	375,733
Walgreen Co.	11,799	365,297
Costco Wholesale Corp.	5,324	345,687
Staples, Inc.	12,273	276,142
Kohl’s Corp.*	5,890	271,411
Sears Holdings Corp.*	2,892	270,402
Best Buy Company, Inc.	7,102	266,325
The Gap, Inc.	14,538	258,486
TJX Companies, Inc.	7,622	232,623
Bed Bath & Beyond, Inc.*	6,474	203,348
J.C. Penney Company, Inc.	5,784	192,839
AutoZone, Inc.*	1,532	188,957
Macy’s, Inc.	10,497	188,736
Sherwin-Williams Co.	3,262	186,456
Liberty Media Corp — Interactive*	14,094	181,954
Genuine Parts Co.	4,425	177,929
Nordstrom, Inc.	5,921	170,643
Limited Brands, Inc.	9,779	169,372
Urban Outfitters, Inc.*	5,011	159,701
Ross Stores, Inc.	4,022	148,050
Longs Drug Stores Corp.	1,938	146,590
GameStop Corp. — Class A*	4,268	146,008
O’Reilly Automotive, Inc.*	5,158	138,080
Tiffany & Co.	3,857	137,001
Advance Auto Parts, Inc.	3,359	133,218
Petsmart, Inc.	5,339	131,927
Guess?, Inc.	3,673	127,784
American Eagle Outfitters, Inc.	8,279	126,255
Family Dollar Stores, Inc.	5,277	125,065
Dollar Tree, Inc.*	3,389	123,224
Foot Locker, Inc.	7,502	121,232
CarMax, Inc.*	8,541	119,574
Expedia, Inc.*	7,729	116,785
RadioShack Corp.	6,695	115,690
AutoNation, Inc.*	9,860	110,826
LKQ Corp.*	6,137	104,145
Abercrombie & Fitch Co. — Class A	2,633	103,872
Aeropostale, Inc.*	3,172	101,853
Netflix, Inc.*	3,274	101,101
BJ’s Wholesale Club, Inc.*	2,600	101,036
Big Lots, Inc.*	3,614	100,578
Buckle, Inc.	1,713	95,140

		Market
	Shares	Value

Dick’s Sporting Goods, Inc.*	4,776	$93,514
Sally Beauty Holdings, Inc.*†	10,616	91,298
J. Crew Group, Inc.*	3,107	88,767
priceline.com, Inc.*	1,290	88,275
Barnes & Noble, Inc.†	3,331	86,872
Williams-Sonoma, Inc.	5,055	81,790
Rent-A-Center, Inc.*	3,656	81,456
Office Depot, Inc.*	13,776	80,176
Saks, Inc.*	8,128	75,184
AnnTaylor Stores Corp.*	3,413	70,444
IAC/InterActiveCorp*	4,036	69,823
Penske Auto Group, Inc.†	5,908	67,765
Ticketmaster Entertainment, Inc.*	1,657	17,780

Total Common Stocks (Cost $11,100,537)		11,152,791

SECURITIES LENDING COLLATERAL 1.2%
Mount Vernon Securities Lending Trust Prime Portfolio	135,095	135,095

Total Securities Lending Collateral (Cost $135,095)		135,095

	Face
	Amount
REPURCHASE AGREEMENT 2.9%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Credit Suisse Group issued 09/30/08 at 0.25% due 10/01/08	$320,727	320,727

Total Repurchase Agreement (Cost $320,727)		320,727

Total Investments 103.9% (Cost $11,556,359)		$11,608,613

Liabilities in Excess of Other Assets – (3.9)%		$(440,991)

Net Assets – 100.0%		$11,167,622

*	Non-Income Producing Security.

†	All or a portion of this security is on loan at September 30, 2008.

 1

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

COMMON STOCKS 56.4%

FINANCIALS 12.2%
Senior Housing Properties Trust	980	$23,353
Realty Income Corp.	870	22,272
Apollo Investment Corp.	1,220	20,801
Aspen Insurance Holdings Ltd.	730	20,075
Highwoods Properties, Inc.	540	19,202
BioMed Realty Trust, Inc.	610	16,134
Potlatch Corp.	340	15,773
Home Properties, Inc.	270	15,646
Washington Real Estate Investment Trust	420	15,385
ProAssurance Corp.*	270	15,120
National Retail Properties, Inc.	630	15,088
SVB Financial Group*	260	15,059
Platinum Underwriters Holdings Ltd.	420	14,902
First Niagara Financial Group, Inc.	940	14,805
Healthcare Realty Trust, Inc.	500	14,575
Hilb Rogal & Hobbs Co.	310	14,489
FirstMerit Corp.	689	14,469
Susquehanna Bancshares, Inc.	740	14,445
Westamerica Bancorporation	250	14,382
Entertainment Properties Trust	260	14,227
UMB Financial Corp.	270	14,180
NewAlliance Bancshares, Inc.	930	13,978
Omega Healthcare Investors, Inc.	700	13,762
Colonial BancGroup, Inc.	1,730	13,598
Corporate Office Properties Trust SBI	330	13,315
Montpelier Re Holdings Ltd.	800	13,208
IPC Holdings Ltd.	430	12,990
Validus Holdings Ltd.	550	12,787
American Campus Communities, Inc.	360	12,197
Knight Capital Group, Inc. — Class A*	810	12,037
International Bancshares Corp.	440	11,880
FNB Corp.	739	11,809
Tanger Factory Outlet Centers, Inc.	268	11,736

		Market
	Shares	Value

Zenith National Insurance Corp.	320	$11,725
Prosperity Bancshares, Inc.	340	11,557
Old National Bancorp	570	11,411
Mid-America Apartment Communities, Inc.	232	11,400
Glacier Bancorp, Inc.	460	11,394
Hancock Holding Co.	220	11,220
United Bankshares, Inc.	320	11,200
Max Capital Group Ltd.	480	11,150
Greenhill & Co., Inc.	150	11,062
MFA Mortgage Investments, Inc.	1,700	11,050
DCT Industrial Trust, Inc.	1,470	11,010
First Industrial Realty Trust, Inc.†	380	10,898
Post Properties, Inc.	380	10,629
Selective Insurance Group, Inc.	459	10,520
Extra Space Storage, Inc.	679	10,429
Eastgroup Properties, Inc.	210	10,193
First Midwest Bancorp, Inc.	420	10,181
Stifel Financial Corp.*	200	9,980
Cathay General Bancorp	419	9,972
RLI Corp.	160	9,934
National Penn Bancshares, Inc.	680	9,928
MB Financial Corp.	300	9,921
Cousins Properties, Inc.	390	9,840
Delphi Financial Group, Inc. — Class A	350	9,814
Argo Group International Holdings Ltd.*	260	9,581
First Financial Bankshares, Inc.	180	9,338
Odyssey Re Holdings Corp.	210	9,198
Signature Bank*	260	9,069
Phoenix Companies, Inc.	980	9,055
Cash America International, Inc.	250	9,010
Equity Lifestyle Properties, Inc.	169	8,962
Sovran Self Storage, Inc.	200	8,938
Trustmark Corp.	420	8,711
Ares Capital Corp.	830	8,657
First Commonwealth Financial Corp.	630	8,486
Provident Financial Services, Inc.	510	8,420
NBT Bancorp, Inc.	280	8,378
Pacific Capital Bancorp	400	8,140
Lexington Realty Trust	465	8,007

 1

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

LaSalle Hotel Properties	340	$7,929
CVB Financial Corp.	570	7,923
Assured Guaranty Ltd.	480	7,805
Interactive Brokers Group, Inc. — Class A*	350	7,759
Inland Real Estate Corp.	490	7,688
Colonial Properties Trust	410	7,663
TrustCo Bank Corp.	650	7,611
Alexander’s, Inc.*	19	7,600
Umpqua Holding Corp.	510	7,502
PrivateBancorp, Inc.	180	7,499
PS Business Parks, Inc.	130	7,488
East-West Bancorp, Inc.	540	7,398
DiamondRock Hospitality Co.	810	7,371
S&T Bancorp, Inc.	200	7,366
Employers Holdings, Inc.	420	7,300
KBW, Inc.*	220	7,247
Acadia Realty Trust	281	7,104
Park National Corp.	90	7,020
optionsXpress Holdings, Inc.	360	6,991
Piper Jaffray Companies, Inc.*	160	6,920
First Bancorp Puerto Rico	610	6,747
Franklin Street Properties Corp., Inc.	510	6,630
Sterling Bancshares, Inc.	630	6,583
Community Bank System, Inc.	260	6,539
National Health Investors, Inc.	190	6,494
Medical Properties Trust Inc.	570	6,469
Brookline Bancorp, Inc.	499	6,382
Sterling Savings Bank	440	6,380
Navigators Group, Inc.*	110	6,380
Portfolio Recovery Associates, Inc.*	130	6,322
Chemical Financial Corp.	200	6,228
Ezcorp, Inc. — Class A*	331	6,223
WesBanco, Inc.	229	6,096
UCBH Holdings, Inc.	950	6,089
Redwood Trust, Inc.	280	6,084
PacWest Bancorp	210	6,004
Sunstone Hotel Investors, Inc.	440	5,940
City Holding Co.	140	5,915
Wintrust Financial Corp.	200	5,870
LTC Properties, Inc.	200	5,864
Pinnacle Financial Partners, Inc.*	190	5,852
IBERIABANK Corp.	110	5,813
Greenlight Capital Re Ltd. — Class A*	250	5,747
Ambac Financial Group, Inc.	2,460	5,732

		Market
	Shares	Value

Investors Bancorp, Inc.*	380	$5,719
United Fire & Casualty Co.	200	5,718
Equity One, Inc.	279	5,717
Pennsylvania Real Estate Investment Trust	300	5,655
Investors Real Estate Trust	490	5,483
Frontier Financial Corp.†	400	5,372
Infinity Property & Casualty Corp.	130	5,356
Safety Insurance Group, Inc.	140	5,310
Capstead Mortgage Corp.	481	5,267
U-Store-It Trust	420	5,153
National Financial Partners Corp.	340	5,100
Financial Federal Corp.	221	5,065
World Acceptance Corp.*	140	5,040
Pico Holdings, Inc.*	140	5,027
Texas Capital Bancshares, Inc.*	240	4,982
Parkway Properties, Inc.	130	4,922
Enstar Group*	50	4,868
National Western Life Insurance Co. — Class A	20	4,841
Strategic Hotels & Resorts, Inc.	640	4,832
First Financial Corp.	100	4,698
First Financial Bancorp	321	4,687
Bank Mutual Corp.	410	4,653
United Community Banks, Inc.	350	4,644
Forestar Real Estate Group, Inc.*	311	4,587
Harleysville National Corp.	270	4,585
South Financial Group, Inc.	620	4,545
Community Trust Bancorp, Inc.	131	4,506
Horace Mann Educators Corp.	350	4,504
Provident New York Bancorp	340	4,495
Stewart Information Services Corp.	150	4,462
Independent Bank Corp.	140	4,364
Cedar Shopping Centers, Inc.	330	4,363
Simmons First National Corp.	120	4,272
SWS Group, Inc.	210	4,234
Anworth Mortgage Asset Corp.	710	4,203
Central Pacific Financial Corp.†	250	4,202
Ashford Hospitality Trust, Inc.	1,030	4,171
Harleysville Group, Inc.	110	4,158
Northwest Bancorp, Inc.	150	4,131

 2

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Capital Southwest Corp.	29	$4,119
Boston Private Financial Holdings, Inc.	470	4,108
Univest Corp. of Pennsylvania	110	4,070
First Busey Corp.	221	4,051
Saul Centers, Inc.	80	4,043
Hilltop Holdings, Inc.*	390	4,025
Tower Group, Inc.	170	4,005
Cohen & Steers, Inc.	141	3,995
Getty Realty Corp.	180	3,991
Aircastle Ltd.	400	3,964
TowneBank	180	3,960
StellarOne Corp.	190	3,927
Renasant Corp.	180	3,908
Universal Health Realty Income Trust	100	3,890
FelCor Lodging Trust, Inc.	540	3,866
Oriental Financial Group	210	3,751
American Equity Investment Life Holding Co.	497	3,727
NorthStar Realty Finance Corp.	480	3,720
Tejon Ranch Co. De*	100	3,715
First Merchants Corp.	160	3,648
First Potomac Realty Trust	210	3,610
FPIC Insurance Group, Inc.*	70	3,597
Beneficial Mutual Bancorp, Inc.*	280	3,542
Riskmetrics Group, Inc.*	180	3,523
GAMCO Investors, Inc. — Class A	59	3,499
State Auto Financial Corp.	120	3,488
Radian Group, Inc.	690	3,478
FCStone Group, Inc.*	190	3,418
Meadowbrook Insurance Group, Inc.	481	3,396
SCBT Financial Corp.	90	3,384
Urstadt Biddle Properties, Inc.	180	3,375
Crawford & Co. — Class B*	222	3,374
SY Bancorp, Inc.	110	3,368
eHealth, Inc.*	210	3,360
Glimcher Realty Trust	320	3,341
Banco Latinoamericano de Exportaciones SA	231	3,331
Dollar Financial Corp.*	211	3,247
Castlepoint Holdings Ltd.	290	3,228
MVC Capital, Inc.	210	3,202
Suffolk Bancorp	80	3,153
LandAmerica Financial Group, Inc.	130	3,152
Flushing Financial Corp.	180	3,150

		Market
	Shares	Value

MainSource Financial Group, Inc.	160	$3,136
Capital City Bank Group, Inc.	100	3,135
Sandy Spring Bancorp, Inc.	141	3,116
FBL Financial Group, Inc. — Class A	110	3,068
1st Source Corp.	130	3,055
Calamos Asset Management, Inc. — Class A	170	3,046
Dime Community Bancshares	200	3,044
Hersha Hospitality Trust	409	3,043
CapLease, Inc.	380	3,013
First Community Bancshares, Inc.	80	3,002
Presidential Life Corp.	190	3,000
WSFS Financial Corp.	50	3,000
Bank of the Ozarks, Inc.	110	2,970
American Physicians Capital, Inc.	70	2,963
Bancfirst Corp.	61	2,948
Prospect Capital Corp.	230	2,946
Ramco-Gershenson Properties Trust	130	2,915
Amerisafe, Inc.*	160	2,912
RAIT Financial Trust	530	2,910
Union Bankshares Corp.	120	2,880
Berkshire Hills Bancorp, Inc.	90	2,880
Newcastle Investment Corp.	450	2,857
Home Bancshares, Inc.	110	2,846
Columbia Banking Systems, Inc.	160	2,837
Compass Diversified Trust	200	2,788
Sun Communities, Inc.	140	2,773
NGP Capital Resources Co.	190	2,768
Heartland Financial USA, Inc.	110	2,757
Guaranty Bancorp*	450	2,745
Gladstone Capital Corp.	180	2,743
Provident Bankshares Corp.	280	2,719
Hercules Technology Growth Capital, Inc.	280	2,716
Advanta Corp.	330	2,716
Friedman Billings Ramsey Group, Inc. — Class A*	1,343	2,686
GFI Group, Inc.	570	2,685
Flagstone Reinsurance Holdings	260	2,670
Washington Trust Bancorp, Inc.	100	2,660
Education Realty Trust, Inc.	239	2,648
Citizens, Inc.*	321	2,639
TradeStation Group, Inc.*	280	2,618
First Financial Holdings, Inc.	100	2,618

 3

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Green Bankshares, Inc.	110	$2,586
Triko Bancshares	120	2,584
First Cash Financial Services, Inc.*	170	2,550
Citizens Banking Corp.	820	2,526
Tompkins Financial Corp.	50	2,525
Southside Bancshares, Inc.	100	2,520
BankFinancial Corp.	170	2,496
Ocwen Financial Corp.*	310	2,495
Western Alliance Bancorp, Inc.*	160	2,474
Camden National Corp.	70	2,447
Republic Bancorp, Inc.	80	2,426
PMA Capital Corp.*	270	2,381
Westwood Holdings Group, Inc.	50	2,370
Arrow Financial Corp.	80	2,353
Peapack Gladstone Financial Corp.	70	2,345
SeaBright Insurance Holdings, Inc.*	180	2,340
Capitol Bancorp, Ltd.	120	2,339
CNA Surety Corp.*	140	2,338
Hatteras Financial Corp.	100	2,320
United America Indemnity Ltd. — Class A*	160	2,277
Anthracite Capital, Inc.	418	2,240
Nara Bancorp, Inc.	200	2,240
United Financial Bancorp, Inc.	150	2,228
Old Second Bancorp, Inc.†	120	2,222
Lakeland Financial Corp.	100	2,196
Capital Trust, Inc. — Class A	141	2,186
MarketAxess Holdings, Inc.*	270	2,179
Darwin Professional Underwriters, Inc.*	70	2,178
Sterling Bancorp	150	2,169
Westfield Financial, Inc.	210	2,163
Consolidated-Tomoka Land Co.	50	2,160
Nelnet, Inc. — Class A	150	2,130
Abington Bancorp, Inc.	210	2,125
Southwest Bancorp, Inc.	120	2,120
ESSA Bancorp, Inc.	150	2,085
The PMI Group, Inc.	700	2,065
First Financial Northwest, Inc.	200	2,064
Northfield Bancorp, Inc.*	170	2,059
First Bancorp	120	2,052
Enterprise Financial Services Corp.	90	2,030
Thomas Properties Group, Inc.	200	2,020

		Market
	Shares	Value

Agree Realty Corp.	70	$2,002
Lakeland Bancorp, Inc.	170	1,987
LaBranche & Co., Inc.*	440	1,980
BancTrust Financial Group, Inc.	150	1,968
Maguire Properties, Inc.	330	1,967
Peoples Bancorp, Inc.	90	1,959
West Bancorporation, Inc.	150	1,955
Wilshire Bancorp, Inc.	160	1,947
Penson Worldwide Co., Inc.*	140	1,942
First Place Financial Corp.	150	1,928
CoBiz Financial, Inc.	160	1,922
Amtrust Financial Services, Inc.	141	1,916
Danvers Bancorp, Inc.	150	1,913
West Coast Bancorp	130	1,906
Winthrop Realty Trust	480	1,872
Kite Realty Group Trust	170	1,870
City Bank	119	1,856
Oritani Financial Corp.*	110	1,854
Kansas City Life Insurance Co.	40	1,840
Kearny Financial Corp.	150	1,836
Maiden Holdings Ltd.	420	1,827
Donegal Group, Inc. — Class A	100	1,813
Financial Institutions, Inc.	90	1,801
Smithtown Bancorp, Inc.	80	1,800
Shore Bancshares, Inc.	70	1,799
Life Partners Holdings, Inc.	50	1,799
Diamond Hill Investment Group, Inc.*	20	1,798
Ameris Bancorp	121	1,797
Chimera Investment Corp.	289	1,795
State Bancorp, Inc.	120	1,788
Sun Bancorp, Inc.*	130	1,762
Citizens & Northern Corp.	80	1,724
First Mercury Financial Corp.*	120	1,710
MCG Capital Corp.	650	1,703
Cardinal Financial Corp.	210	1,697
Yadkin Valley Financial Corp.	100	1,696
Cascade Bancorp.	190	1,689
Baldwind & Lyons, Inc. — Class B	70	1,678
Ladenburg Thalmann Financial Services, Inc.*	920	1,656
Quanta Capital Holdings Ltd.	600	1,656
Mission West Properties	170	1,656
Encore Capital Group, Inc.*	119	1,630
Cogdell Spencer, Inc.	101	1,620

 4

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

NewStar Financial, Inc.*	200	$1,618
Hanmi Financial Corp.	320	1,616
ViewPoint Financial Group	90	1,575
Amcore Financial, Inc.	170	1,573
Associated Estates Realty Corp.	120	1,564
American Capital Agency Corp.	90	1,559
Ames National Corp.	60	1,557
FBR Capital Markets Corp.*	240	1,555
DuPont Fabros Technology, Inc.	100	1,525
Kayne Anderson Energy Development Co.	90	1,524
EMC Insurance Group, Inc.	50	1,474
Sanders Morris Harris Group Inc.	170	1,471
First Marblehead Corp.	590	1,469
Oceanfirst Financial Corp.	80	1,450
Banner Corp.	120	1,441
Evercore Partners, Inc. — Class A	80	1,438
Integra Bank Corp.	180	1,436
Thomas Weisel Partners Group, Inc.*	170	1,433
Centerstate Banks of Florida, Inc.	80	1,430
Harris & Harris Group, Inc.*	220	1,404
Seacoast Banking Corporation of Florida	130	1,395
Asset Acceptance Capital Corp.*	131	1,381
Stratus Properties, Inc.*	50	1,376
First Bancorp, Inc.	70	1,372
Premierwest Bancorp	170	1,372
Heritage Commerce Corp.	90	1,370
Medallion Financial Corp.	130	1,361
American Safety Insurance Holdings Ltd.*	90	1,360
Farmers Capital Bank Corp.	50	1,351
Flagstar Bancorp, Inc.	450	1,341
PennantPark Investment Corp.	180	1,334
Monmouth Real Estate Investment Corp. — Class A	170	1,324
Bryn Mawr Bank Corp.	60	1,319
Pacific Continental Corp.	90	1,318
Gladstone Investment Corp.	190	1,307
Corus Bankshares, Inc.	319	1,292
Kohlberg Capital Corp.	150	1,289
BlackRock Kelso Capital Corp.	110	1,268

		Market
	Shares	Value

Guaranty Financial Group, Inc.*	320	$1,264
Care Investment Trust, Inc.	110	1,263
Rockville Financial, Inc.	80	1,260
BGC Partners, Inc. — Class A	289	1,240
One Liberty Properties, Inc.	70	1,237
Sierra Bancorp	59	1,231
First South Bancorp, Inc.	70	1,209
National Interstate Corp.	50	1,202
Arbor Realty Trust, Inc.	120	1,200
Roma Financial Corp.	80	1,180
Anchor BanCorp Wisconsin, Inc.	160	1,176
Pennsylvania Commerce Bancorp, Inc.*	39	1,163
United Community Financial Corp.	230	1,150
Patriot Capital Funding, Inc.	180	1,147
United Security Bancshares	70	1,145
US Global Investors, Inc. — Class A	110	1,106
Resource Capital Corp.	180	1,091
Encore Bancshares, Inc.*	60	1,080
Clifton Savings Bancorp, Inc.	90	1,079
Advance America Cash Advance Centers, Inc.	360	1,076
AmCOMP, Inc.*	88	1,021
NYMAGIC, Inc.	40	1,010
NASB Financial, Inc.	30	975
International Assets Holding Corp.*	40	964
JER Investors Trust, Inc.	200	964
Epoch Holding Corp.	90	950
FirstFed Financial Corp.*†	119	933
Gramercy Capital Corp.	360	932
Meridian Interstate Bancorp, Inc.*	90	919
Fifth Street Finance Corp.	90	905
Credit Acceptance Corp.*	51	867
Grubb & Ellis Co.	300	810
Cardtronics, Inc.*	100	786
Home Federal Bancorp, Inc.	60	765
Resource America, Inc. — Class A	80	760
Midwest Banc Holdings, Inc.	190	760
Independence Holding Co.	60	693
Westfield Financial Inc.*	60	618
Broadpoint Securities Group, Inc.*	210	609
Waterstone Financial, Inc.*	60	586
Fox Chase Bancorp, Inc.*	50	585
CompuCredit Corp.*†	141	553

 5

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Doral Financial Corp.*	50	$546
W Holding Co., Inc.	980	529
Ampal American Israel — Class A*	170	525
Primus Guaranty Ltd.*	200	524
First Acceptance Corp.*	150	510
Downey Financial Corp.	180	504
Pzena Investment Management, Inc. — Class A	50	474
Hallmark Financial Services, Inc.*	50	455
Santander BanCorp	42	454
Meruelo Maddux Properties, Inc.*	370	451
Brooklyn Federal Bancorp, Inc.	30	444
Federal Agricultural Mortgage Corp.	80	328
FX Real Estate and Entertainment, Inc.*	90	94

Total Financials		1,915,136

INFORMATION TECHNOLOGY 9.5%
Foundry Networks, Inc.*	1,250	22,762
Sybase, Inc.*	680	20,822
Micros Systems, Inc.*	700	18,662
Parametric Technology Corp.*	990	18,216
Polycom, Inc.*	750	17,347
Microsemi Corp.*	670	17,072
Anixter International, Inc.*	260	15,473
Concur Technologies, Inc.*	370	14,156
PMC — Sierra, Inc.*	1,870	13,875
CACI International, Inc. — Class A*	275	13,777
Jack Henry & Associates, Inc.	640	13,011
Perot Systems Corp. — Class A*	740	12,839
Solera Holdings, Inc.*	440	12,637
VistaPrint Ltd.*	380	12,479
Atheros Communications, Inc.*	510	12,026
TIBCO Software, Inc.*	1,600	11,712
Skyworks Solutions, Inc.*	1,400	11,704
Gartner, Inc. — Class A*	510	11,567
Macrovision Solutions Corp.*	710	10,920
Blackboard, Inc.*	270	10,878
Take-Two Interactive Software, Inc.	660	10,824

		Market
	Shares	Value

Mantech International Corp. — Class A*	180	$10,672
Intermec, Inc.*	530	10,409
Digital River, Inc.*	321	10,400
Wright Express Corp.*	347	10,358
Comtech Telecommunications Corp.*	210	10,340
Ariba, Inc.*	730	10,315
Fair Isaac Corp.	445	10,257
Informatica Corp.*	760	9,872
VeriFone Holdings, Inc.*	590	9,759
Omniture, Inc.*	530	9,731
Cybersource Corp.*	590	9,505
Plantronics, Inc.	420	9,458
InterDigital, Inc.*	390	9,379
ADTRAN, Inc.	481	9,375
Progress Software Corp.*	360	9,356
j2 Global Communications, Inc.*	380	8,873
Mentor Graphics Corp.*	780	8,853
Synaptics, Inc.*	290	8,764
Websense, Inc.*	390	8,716
Net 1 UEPS Technologies, Inc.*	390	8,709
MKS Instruments, Inc.*	430	8,561
L-1 Identity Solutions, Inc.*	559	8,542
Benchmark Electronics, Inc.*	580	8,166
MPS Group, Inc.*	810	8,165
SRA International, Inc. — Class A*	360	8,147
Arris Group, Inc.*	1,050	8,116
3Com Corp.*	3,460	8,062
EarthLink, Inc.*	940	7,990
Quest Software, Inc.*	620	7,868
Tekelec*	560	7,834
Avocent Corp.*	380	7,775
Emulex Corp.*	720	7,682
Rofin-Sinar Technologies, Inc.*	250	7,652
Infinera Corp.*	800	7,648
ValueClick, Inc.*	740	7,570
Semtech Corp.*	530	7,399
FEI Co.*	310	7,381
Formfactor, Inc.*	420	7,316
Cognex Corp.	360	7,258
Coherent, Inc.*	200	7,110
Lawson Software, Inc.*	1,010	7,070
Plexus Corp.*	340	7,038
Blackbaud, Inc.	380	7,011
THQ, Inc.*	570	6,863
Harmonic, Inc.*	810	6,844
Euronet Worldwide, Inc.*	401	6,709

 6

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Tessera Technologies, Inc.*	410	$6,699
Scansource, Inc.*	230	6,622
Cymer, Inc.*	260	6,586
RF Micro Devices, Inc.*	2,250	6,570
Acxiom Corp.	519	6,508
Cabot Microelectronics Corp.*	200	6,416
Electronics for Imaging, Inc.*	460	6,408
Checkpoint Systems, Inc.*	340	6,399
Sanmina-SCI Corp.*	4,551	6,371
TiVo, Inc.*	870	6,368
Quality Systems, Inc.	150	6,339
MTS Systems Corp.	150	6,315
Power Integrations, Inc.*	260	6,266
Avid Technology, Inc.*	260	6,256
Data Domain, Inc.*	280	6,236
DealerTrack Holdings, Inc.*	370	6,231
Imation Corp.	275	6,212
United Online, Inc.	660	6,211
Wind River Systems, Inc.*	620	6,200
SYKES Enterprises, Inc.*	280	6,149
Riverbed Technology, Inc.*	480	6,010
Amkor Technology, Inc.*	931	5,930
MAXIMUS, Inc.	160	5,894
Triquint Semiconductor, Inc.*	1,230	5,892
Hittite Microwave Corp.*	170	5,712
Ultimate Software Group, Inc.*	210	5,670
Littelfuse, Inc.*	190	5,649
Sapient Corp.*	750	5,572
Rogers Corp.*	150	5,547
Interwoven, Inc.*	390	5,507
Palm, Inc.	920	5,492
Heartland Payment Systems, Inc.	210	5,368
Insight Enterprises, Inc.*	400	5,364
Sycamore Networks, Inc.*	1,640	5,297
CSG Systems International, Inc.*	300	5,259
ViaSat, Inc.*	220	5,188
Black Box Corp.	150	5,179
Technitrol, Inc.	350	5,176
ACI Worldwide, Inc.*	290	5,081
Sonus Networks, Inc.*	1,750	5,040
ATMI, Inc.*	280	5,034
OmniVision Technologies, Inc.*	440	5,020
Tyler Technologies, Inc.*	330	5,006
Advent Software, Inc.*	141	4,967
Mastec, Inc.*	370	4,917
MicroStrategy, Inc. — Class A*	80	4,762

		Market
	Shares	Value

Vocus, Inc.*	140	$4,754
Standard Microsystems Corp.*	190	4,746
Entegris, Inc.*	980	4,743
Manhattan Associates, Inc.*	210	4,691
Daktronics, Inc.	280	4,665
Diodes, Inc.*	250	4,612
Netlogic Microsystems, Inc.*	150	4,536
Brooks Automation, Inc.*	540	4,514
Netgear, Inc.*	300	4,500
MercadoLibre, Inc.*	220	4,477
Powerwave Technologies, Inc.*	1,130	4,475
Commvault Systems, Inc.*	371	4,471
Dycom Industries, Inc.*	340	4,427
SPSS, Inc.*	150	4,404
Taleo Corp.*	220	4,376
SAVVIS, Inc.*	320	4,301
Bankrate, Inc.*	110	4,280
DTS, Inc. — Class A*	150	4,174
MSC.Software Corp.*	390	4,173
Park Electrochemical Corp.	170	4,121
EPIQ Systems, Inc.*	301	4,094
TNS, Inc.*	210	4,068
ModusLink Global Solutions, Inc.*	420	4,036
Epicor Software Corp.*	510	4,024
Greenfield Online, Inc.*	230	4,002
Veeco Instruments, Inc.*	270	3,999
Blue Coat Systems, Inc.*	280	3,973
RealNetworks, Inc.*	780	3,962
Micrel, Inc.	430	3,900
Ness Technologies, Inc.*	340	3,900
Art Technology Group, Inc.*	1,100	3,872
Advanced Energy Industries, Inc.*	280	3,830
Monolithic Power Systems, Inc.*	220	3,821
Forrester Research, Inc.*	130	3,812
CTS Corp.	289	3,693
TTM Technologies, Inc.*	370	3,670
Cavium Networks, Inc.*	260	3,661
Netezza Corp.*	340	3,607
Zoran Corp.*	440	3,590
Cogent, Inc.*	350	3,577
Finisar Corp.*	3,380	3,414
Adaptec, Inc.*	1,040	3,411
Silicon Image, Inc.*	630	3,364
Applied Micro Circuits Corp.*	561	3,355
SYNNEX Corp.*	150	3,351
JDA Software Group, Inc.*	220	3,346

 7

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Newport Corp.*	310	$3,342
China Security & Surveillance Technology, Inc.*	240	3,331
SI International, Inc.*	110	3,305
Sigma Designs, Inc.*	230	3,271
Electro Scientific Industries, Inc.*	230	3,271
Starent Networks Corp.*	250	3,235
Ciber, Inc.*	460	3,215
Utstarcom, Inc.*	950	3,201
Cohu, Inc.	200	3,164
InfoSpace, Inc.	290	3,146
Stratasys, Inc.*	180	3,145
IPG Photonics Corp.*	160	3,122
Integral Systems, Inc.*	150	3,115
Emcore Corp.*	630	3,112
Brightpoint, Inc.*	430	3,096
Terremark Worldwide, Inc.*	450	3,092
OSI SYSTEMS INC*	130	3,056
Cirrus Logic, Inc.*	560	3,052
RightNow Technologies, Inc.*	240	3,017
Methode Electronics, Inc. — Class A	330	2,950
EMS Technologies, Inc.*	131	2,923
Constant Contact, Inc.*	170	2,902
Symyx Technologies, Inc.*	290	2,874
Faro Technologies, Inc.*	141	2,872
Bel Fuse, Inc. — Class B	100	2,847
Supertex, Inc.*	100	2,816
Volterra Semiconductor Corp.*	220	2,801
AsiaInfo Holdings, Inc.*	300	2,754
Actel Corp.*	220	2,746
Universal Display Corp.*	250	2,740
Ixia*	370	2,727
Syntel, Inc.	110	2,695
Internet Capital Group, Inc.*	330	2,676
Netscout Systems, Inc.*	250	2,660
comScore, Inc.*	150	2,645
Neutral Tandem, Inc.*	140	2,596
Extreme Networks, Inc.*	770	2,595
S1 Corp.*	420	2,570
Seachange International, Inc.*	260	2,512
Echelon Corp.*	250	2,470
Secure Computing Corp.*	450	2,466
Exar Corp.*	321	2,459
LoopNet, Inc.*	250	2,458
Rackable Systems, Inc.*	250	2,453
Ultratech, Inc.*	200	2,420
SonicWALL, Inc.*	460	2,410

		Market
	Shares	Value

Vasco Data Security International*	230	$2,383
Silicon Storage Technology, Inc.*	720	2,347
NIC, Inc.	340	2,346
Move, Inc.*	1,100	2,332
Hutchinson Technology, Inc.*	200	2,316
Aruba Networks, Inc.*	450	2,309
Photon Dynamics, Inc.*	150	2,303
SuccessFactors, Inc.*	210	2,289
Vignette Corp.*	210	2,255
Digi International, Inc.*	221	2,254
Switch & Data Facilities Co., Inc.*	180	2,241
Hughes Communications, Inc.*	60	2,202
Rudolph Technologies, Inc.*	260	2,179
Oplink Communications, Inc.*	180	2,173
Cass Information Systems, Inc.	60	2,151
Maxwell Technologies, Inc.*	160	2,134
ShoreTel, Inc.*	370	2,124
Measurement Specialties, Inc.*	120	2,093
Radiant Systems, Inc.*	240	2,086
Kulicke & Soffa Industries, Inc.*	460	2,075
Marchex, Inc.	200	2,058
Lattice Semiconductor Corp.*	990	2,039
Intevac, Inc.*	190	2,022
The Knot, Inc.*	240	2,004
TeleCommunication Systems, Inc. — Class A*	290	2,004
STEC, Inc.*	260	2,002
BearingPoint, Inc.*	1,870	2,001
Parkervision, Inc.*	200	2,000
Pericom Semiconductor Corp.*	190	1,995
Mattson Technology, Inc.*	420	1,987
Bottomline Technologies, Inc.*	190	1,976
Online Resources Corp.*	250	1,943
Symmetricom, Inc.*	390	1,938
Hypercom Corp.*	487	1,938
Phoenix Technologies, Ltd.*	240	1,918
Agilysys, Inc.	190	1,917
IXYS Corp.	210	1,909
Hackett Group, Inc.*	350	1,904
Ebix, Inc.*	20	1,879
LTX-Credence Corp.*	1,070	1,862
infoGROUP, Inc.	280	1,851

 8

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Quantum Corp.*	1,760	$1,848
Smith Micro Software, Inc.*	260	1,846
Kopin Corp.*	590	1,841
Gerber Scientific, Inc.*	200	1,828
Eagle Test Systems, Inc.*	119	1,822
Actuate Corp.*	520	1,820
Advanced Analogic Technologies, Inc.*	389	1,809
Perficient, Inc.*	270	1,793
Synchronoss Technologies, Inc.*	190	1,788
FalconStor Software, Inc.*	330	1,769
i2 Technologies, Inc.*	130	1,754
Harris Stratex Networks, Inc. — Class A*	220	1,718
Global Cash Access Holdings, Inc.*	339	1,715
Super Micro Computer, Inc.*	190	1,712
NCI, Inc.*	60	1,709
Mercury Computer Systems, Inc.*	190	1,691
Spansion, Inc.*	1,090	1,690
iGate Corp.*	190	1,647
Novatel Wireless, Inc.*	270	1,636
Zygo Corp., Inc.*	130	1,635
Radisys Corp.*	190	1,634
Transmeta Corp.*	100	1,621
DSP Group, Inc.*	211	1,614
Keynote Systems, Inc.*	120	1,590
MRV Communications, Inc.*	1,350	1,580
Semitool, Inc.*	190	1,554
Pegasystems, Inc.	120	1,549
DemandTec, Inc.*	170	1,532
Magma Design Automation, Inc.*	380	1,528
Anadigics, Inc.*	540	1,517
Immersion Corp.*	260	1,513
Internap Network Services Corp.*	430	1,496
Axcelis Technologies, Inc.*	880	1,496
Double-Take Software, Inc.*	150	1,493
PC-Tel, Inc.	160	1,491
DivX, Inc.*	230	1,488
Compellent Technologies, Inc.*	120	1,488
Globecomm Systems, Inc.*	170	1,486
3PAR, Inc.*	230	1,484
Loral Space & Communications, Inc.*	100	1,477
Rackspace Hosting*	150	1,466
Gevity HR, Inc.	200	1,456
Cray, Inc.*	280	1,450

		Market
	Shares	Value

Monotype Imaging Holdings, Inc.*	130	$1,447
Ceva, Inc.*	170	1,411
Liquidity Services Inc.*	130	1,411
Presstek, Inc.*	240	1,354
Opnet Technologies, Inc.*	110	1,340
Chordiant Software, Inc.*	260	1,334
MIPS Technology, Inc.*	380	1,334
Orbcomm, Inc.*	270	1,331
Anaren, Inc.*	131	1,330
Internet Brands, Inc. — Class A*	190	1,324
Acme Packet, Inc.*	230	1,318
Safeguard Scientifics, Inc.*	1,040	1,300
Website Pros, Inc.*	240	1,296
Microtune, Inc.*	470	1,260
Trident Microsystems, Inc.*	520	1,248
Sourcefire, Inc.*	170	1,239
Airvana, Inc.*	210	1,237
PLX Technology, Inc.*	240	1,229
Techwell, Inc.*	130	1,226
SupportSoft, Inc.*	400	1,200
Cogo Group, Inc.*	221	1,165
CPI International, Inc.*	80	1,158
Smart Modular Technologies WWH, Inc.*	380	1,140
Entrust, Inc.*	530	1,140
NVE Corp.*	40	1,132
Rimage Corp.*	80	1,117
Interactive Intelligence, Inc.*	120	1,082
NetSuite, Inc.*	60	1,081
ExlService Holdings, Inc.*	120	1,054
OpenTV Corp.*	740	1,043
Renaissance Learning, Inc.	80	1,039
American Software, Inc. — Class A	190	1,036
Multi-Fineline Electronix, Inc.*	70	1,035
BigBand Networks, Inc.*	280	1,033
PROS Holdings, Inc.*	110	1,033
Asyst Technologies, Inc.*	430	1,032
Callidus Software, Inc.*	260	1,030
KEMET Corp.*	720	979
Bookham, Inc.*	860	972
TheStreet.com, Inc.	160	958
Unica Corp.*	120	941
China Information Security Technology, Inc.*	200	940
Dice Holdings, Inc.*	131	930
Isilon Systems, Inc.*	210	926
ICx Technologies, Inc.*	120	925
Comverge, Inc.*	191	879

 9

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Ultra Clean Holdings*	170	$857
TechTarget, Inc.*	120	840
Sonic Solutions, Inc.*	190	836
Rubicon Technology, Inc.*	110	794
SiRF Technology Holdings, Inc.*	520	775
QAD, Inc.	110	761
Opnext, Inc.*	160	734
Photronics, Inc.*	360	677
Deltek, Inc.*	110	669
Limelight Networks Inc.*	250	625
HSW International, Inc.*	240	624
PC Mall, Inc.*	90	615
PC Connection, Inc.*	80	535
Virtusa Corp.*	80	521
ArcSight, Inc.*	61	465
AuthenTec, Inc.*	210	452
Bidz.com, Inc.*	50	433
Avanex Corp.*	90	421
Guidance Software, Inc.*	80	375
Nextwave Wireless, Inc.*	420	252
Midway Games, Inc.*	100	237
Elixir Gaming Technologies, Inc.*	581	192
Entropic Communications, Inc.*	80	113

Total Information Technology		1,501,214

INDUSTRIALS 9.0%
Energy Conversion Devices, Inc.*	391	22,776
Wabtec Corp.	410	21,004
Waste Connections, Inc.*	603	20,683
Watson Wyatt & Co. Holdings	370	18,400
Woodward Governor Co.	500	17,635
Curtiss-Wright Corp.	380	17,271
Teledyne Technologies, Inc.*	300	17,148
Clarcor, Inc.	431	16,356
Moog, Inc. — Class A*	370	15,866
GrafTech International Ltd.*	1,020	15,412
EMCOR Group, Inc.*	581	15,292
Brady Corp. — Class A	430	15,170
Acuity Brands, Inc.	350	14,616
Nordson Corp.	290	14,242
Belden, Inc.	390	12,398
Actuant Corp. — Class A	481	12,140
HUB Group, Inc. — Class A*	320	12,048
Tetra Tech, Inc.*	500	12,030
Orbital Sciences Corp.*	500	11,985
Regal-Beloit Corp.	280	11,906

		Market
	Shares	Value

Hexcel Corp.*	865	$11,842
Herman Miller, Inc.	480	11,746
IKON Office Solutions, Inc.	690	11,737
Baldor Electric Co.	401	11,553
Clean Harbors, Inc.*	170	11,483
Perini Corp.*	430	11,090
Kaydon Corp.	240	10,814
ESCO Technologies, Inc.*	221	10,646
Mine Safety Appliances Co.	270	10,292
Huron Consulting Group, Inc.*	180	10,256
Watsco, Inc.	200	10,056
Granite Construction, Inc.	280	10,030
Esterline Technologies Corp.*	251	9,937
Genesee & Wyoming, Inc. — Class A*	260	9,755
Applied Industrial Technologies, Inc.	360	9,695
HNI Corp.	380	9,629
TransDigm Group, Inc.*	280	9,584
United Stationers, Inc.*	200	9,566
UAL Corp.	1,080	9,493
Franklin Electric Co., Inc.	200	8,910
Geo Group, Inc.*	440	8,892
Mueller Water Products, Inc. — Class A	990	8,890
Resources Connection, Inc.*	390	8,787
Knight Transportation, Inc.	517	8,773
Simpson Manufacturing Co., Inc.	320	8,669
Ceradyne, Inc.*	230	8,432
American Superconductor Corp.*	357	8,414
Barnes Group, Inc.	411	8,310
Navigant Consulting, Inc.*	410	8,155
Middleby Corp.*	150	8,146
II-VI, Inc.*	210	8,119
ABM Industries, Inc.	370	8,081
SkyWest, Inc.	500	7,990
Werner Enterprises, Inc.	360	7,816
CoStar Group, Inc.*	170	7,716
Heartland Express, Inc.	480	7,450
Robbins & Myers, Inc.	240	7,423
Mueller Industries, Inc.	320	7,363
JetBlue Airways Corp.*	1,480	7,326
Lindsay Manufacturing Co.	100	7,275
Korn/Ferry International, Inc.*	400	7,128
Genco Shipping & Trading Ltd.	210	6,980
Albany International Corp. — Class A	251	6,860

 10

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Watts Industries, Inc. — Class A	250	$6,837
Rollins, Inc.	360	6,833
Briggs & Stratton Corp.†	421	6,812
Forward Air Corp.	250	6,807
Old Dominion Freight Line, Inc.*	240	6,802
Evergreen Solar, Inc.*	1,230	6,790
Healthcare Services Group	370	6,767
Chart Industries, Inc.*	236	6,740
Alaska Air Group, Inc.*	327	6,668
A.O. Smith Corp.	170	6,662
RBC Bearings, Inc.*	190	6,401
Arkansas Best Corp.	190	6,401
Triumph Group, Inc.	140	6,399
Deluxe Corp.	440	6,332
EnPro Industries, Inc.*	170	6,317
Kaman Corp. — Class A	220	6,266
Heico Corp.	190	6,236
Knoll, Inc.	410	6,199
Titan International, Inc.	290	6,183
TrueBlue, Inc.*	380	6,141
Circor International, Inc.	141	6,124
PHH Corp.*	460	6,113
Beacon Roofing Supply, Inc.*	381	5,951
US Airways Group, Inc.*	980	5,909
YRC Worldwide, Inc.*	490	5,860
Mobile Mini, Inc.*	300	5,799
Team, Inc.*	160	5,779
Mcgrath Rentcorp	200	5,764
Ameron International Corp.	80	5,732
Layne Christensen Co.*	160	5,669
Badger Meter, Inc.	120	5,634
Federal Signal Corp.	411	5,631
G & K Services, Inc. — Class A	170	5,618
Eagle Bulk Shipping Inc.	400	5,576
Raven Industries, Inc.	140	5,509
AAR Corp.*	329	5,458
NCI Building Systems, Inc.*	170	5,397
American Reprographics Co.*	310	5,347
Interface, Inc. — Class A	460	5,230
Viad Corp.	180	5,182
Administaff, Inc.	190	5,172
School Specialty, Inc.*	160	4,990
Pacer International, Inc.	300	4,941
Universal Forest Products, Inc.	140	4,887
Quanex Building Products Corp.	320	4,877
Tennant Co.	140	4,796

		Market
	Shares	Value

American Science & Engineering, Inc.	80	$4,778
Comfort Systems USA, Inc.	357	4,770
EnerSys*	240	4,730
NACCO Industries, Inc. — Class A	50	4,726
RSC Holdings, Inc.*	410	4,658
Astec Industries, Inc.*	151	4,655
Interline Brands, Inc.*	280	4,539
Gorman-Rupp Co.	120	4,526
Advisory Board Co.*	150	4,524
Heidrick & Struggles International, Inc.	150	4,522
Atlas Air Worldwide Holdings Co., Inc.*	110	4,434
Exponent, Inc.*	131	4,335
Gibraltar Industries, Inc.	230	4,303
Allegiant Travel Co.*	120	4,238
Kelly Services, Inc. — Class A	219	4,172
AZZ, Inc.*	100	4,137
Axsys Technologies, Inc.*	70	4,126
Teletech Holdings, Inc.*	330	4,105
M&F Worldwide Corp.*	100	4,000
American Ecology Corp.	140	3,874
Taser International, Inc.*	540	3,861
Apogee Enterprises, Inc.	250	3,757
Columbus McKinnon Corp. — Class A*	159	3,748
Tredegar Corp.	210	3,736
Rush Enterprises, Inc. — Class A*	290	3,712
Blount International, Inc.*	330	3,673
Insituform Technologies, Inc. — Class A*	240	3,590
FuelCell Energy, Inc.*	591	3,564
DynCorp International, Inc. — Class A*	210	3,520
Tecumseh Products Co. — Class A*	140	3,506
Cascade Corp.	80	3,505
Northwest Pipe Co.*	80	3,490
ACCO Brands Corp.*	460	3,468
Altra Holdings, Inc.*	230	3,395
Ennis Inc.	219	3,386
Furmanite Corp.*	327	3,381
CBIZ, Inc.*	400	3,380
Amerco, Inc.*	80	3,354
Griffon Corp.*	370	3,337
GeoEye, Inc.*	150	3,319
Gencorp, Inc.*	490	3,303

 11

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

American Commercial Lines, Inc.*	310	$3,298
Cubic Corp.	131	3,221
Hawaiian Holdings, Inc.*	340	3,155
Cenveo, Inc.*	410	3,153
Republic Airways Holdings, Inc.*	300	3,057
Standex International Corp.	110	3,053
Polypore International, Inc.*	140	3,011
Colfax Corp.*	180	3,008
Kenexa Corp. — Class A*	190	3,000
Innerworkings, Inc.*	270	2,994
Stanley, Inc.*	80	2,953
Cornell Companies, Inc.*	108	2,935
Freightcar America, Inc.	100	2,927
Kimball International, Inc. — Class B	270	2,916
Encore Wire Corp.	160	2,898
Fuel Tech, Inc.*	160	2,894
Aerovironment, Inc.*	90	2,876
GT Solar International, Inc.*	260	2,821
EnergySolutions, Inc.	280	2,800
Hill International, Inc.*	200	2,770
LB Foster Co. — Class A*	90	2,738
Kadant, Inc.*	120	2,732
Consolidated Graphics, Inc.*	90	2,730
Greenbrier Companies, Inc.	139	2,712
Bowne & Co., Inc.	230	2,657
Kforce, Inc.*	260	2,655
Gehl Co.*	90	2,649
Sun Hydraulics Corp.	100	2,604
Wabash National Corp.	275	2,599
Argon ST, Inc.*	110	2,584
K-Tron International, Inc.*	20	2,577
Houston Wire & Cable Co.	150	2,576
Horizon Lines, Inc. — Class A	260	2,566
Dynamic Materials Corp.	110	2,553
Marten Transport Ltd.*	130	2,536
TAL International Group, Inc.	120	2,498
CRA International, Inc.*	90	2,473
CDI Corp.	110	2,456
Powell Industries, Inc.*	60	2,449
Ladish Co., Inc.*	120	2,430
AirTran Holdings, Inc.*	1,000	2,430
Ener1, Inc.*	310	2,421
Electro Rent Corp.	180	2,417
On Assignment, Inc.*	300	2,364
Trex Co., Inc.*	130	2,354
Spherion Corp.*	470	2,289
DHT Maritime, Inc.	340	2,285
Dynamex, Inc.*	80	2,277

		Market
	Shares	Value

Casella Waste Systems, Inc. — Class A*	190	$2,231
Celadon Group, Inc.*	190	2,179
Graham Corp.	40	2,164
Multi-Color Corp.	90	2,150
Ducommun, Inc.	90	2,149
Great Lakes Dredge & Dock Corp. Co.	340	2,145
3D Systems Corp.*	150	2,138
Herley Industries, Inc.*	121	2,069
Pike Electric Corp.*	140	2,062
Michael Baker Corp.*	59	2,053
Insteel Industries, Inc.	150	2,039
Teekay Tankers Ltd.	120	2,032
American Woodmark Corp.	90	2,021
Aceto Corp.	210	2,014
AAON, Inc.	110	2,001
Schawk, Inc.	130	1,966
Applied Signal Technology, Inc.	110	1,912
Met-Pro Corp.	130	1,897
Duff & Phelps Corp. — Class A*	90	1,893
Orion Marine Group, Inc.*	180	1,888
PeopleSupport, Inc.*	160	1,870
Odyssey Marine Exploration, Inc.*	410	1,861
Thermadyne Holdings Corp.*	110	1,834
Courier Corp.	90	1,832
Ampco-Pittsburgh Corp.	70	1,813
NN, Inc.	140	1,799
LECG Corp.*	220	1,775
Arlington Tankers Ltd.	110	1,692
DXP Enterprises, Inc.*	31	1,653
Ultrapetrol Bahamas Ltd.*	210	1,649
Flow International Corp.*	321	1,631
Sterling Construction Co., Inc.*	100	1,620
Capstone Turbine Corp.*	1,250	1,613
PMFG, Inc.*	110	1,594
Saia, Inc.*	120	1,594
Force Protection, Inc.*	581	1,557
Standard Parking Corp.*	70	1,555
Vicor Corp.	170	1,510
LaBarge, Inc.*	100	1,506
Valence Technology, Inc.*	430	1,484
Waste Services Inc.*	200	1,482
Hurco Companies, Inc.*	50	1,479
Hudson Highland Group, Inc.*	210	1,460
LMI Aerospace, Inc.*	70	1,408

 12

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

H&E Equipment Services, Inc.*	140	$1,352
Lydall, Inc.*	140	1,348
LSI Industries, Inc.	160	1,323
American Railcar Industries, Inc.	80	1,283
Standard Register Co.	130	1,281
Commercial Vehicle Group, Inc.*	180	1,280
First Advantage Corp. — Class A*	90	1,265
China Fire & Security Group, Inc.*	120	1,261
Energy Recovery, Inc.*	131	1,256
Park-Ohio Holdings Corp.*	70	1,252
Titan Machinery, Inc.*	60	1,249
Metalico, Inc.*	210	1,239
Advanced Battery Technologies, Inc.*	381	1,231
TurboChef Technologies, Inc.*	200	1,230
Integrated Electrical Services, Inc.*	70	1,229
Universal Truckload Services, Inc.*	50	1,218
Textainer Group Holdings Ltd.	80	1,215
TBS International Ltd. — Class A*	90	1,211
ICF International, Inc.*	60	1,185
Key Technology, Inc.*	50	1,185
Preformed Line Products Co.	20	1,167
COMSYS IT Partners, Inc.*	120	1,166
PRG-Schultz International, Inc.*	130	1,165
Fushi Copperweld, Inc.*	120	1,163
Xerium Technologies, Inc.	180	1,159
China Architectural Engineering, Inc.*	160	1,134
Microvision, Inc.*	580	1,125
Lawson Products, Inc.	40	1,106
Beacon Power Corp.*	760	1,102
International Shipholding Corp.*	50	1,095
VSE Corp.	30	1,012
China BAK Battery, Inc.*	280	1,008
Volt Information Sciences, Inc.*	110	988
Twin Disc, Inc.	70	963
Power-One, Inc.*	640	928
Flanders Corp.*	141	888
Trimas Corp.*	130	853

		Market
	Shares	Value

Ultralife Batteries, Inc.*	110	$853
Alamo Group, Inc.	50	853
PowerSecure International, Inc.*	140	848
Builders FirstSource, Inc.*	141	845
EnerNOC, Inc.*	80	827
Patriot Transportation Holding, Inc.*	10	790
Harbin Electric, Inc.*	60	711
Coleman Cable Inc.*	70	702
Plug Power, Inc.*	690	683
Akeena Solar, Inc.*	180	682
Omega Flex, Inc.	30	677
CAI International, Inc.*	61	675
ICT Group, Inc.*	70	564
United Capital Corp.*	20	530
Medis Technologies Ltd.*	270	486
Accuride Corp.*	300	480
Orion Energy Systems Inc.*	80	449
Protection One, Inc.*	50	441
Amrep Corp. PLC*	10	424
Dollar Thrifty Automotive Group, Inc.*	191	369
Ascent Solar Technologies, Inc.*	60	365
China Direct, Inc.*	60	253

Total Industrials		1,408,409

HEALTH CARE 8.1%
Alexion Pharmaceuticals, Inc.*	661	25,977
Myriad Genetics, Inc.*	380	24,654
OSI Pharmaceuticals, Inc.*	490	24,152
United Therapeutics Corp.*	190	19,982
Immucor, Inc.*	599	19,144
Steris Corp.	500	18,790
Psychiatric Solutions, Inc.*	470	17,836
Onyx Pharmaceuticals, Inc.*	480	17,366
Owens & Minor, Inc.	350	16,975
Bio-Rad Laboratories, Inc. — Class A*	159	15,760
NuVasive, Inc.*	300	14,799
Masimo Corp.*	390	14,508
Magellan Health Services, Inc.*	350	14,371
Parexel International Corp.*	490	14,043
Healthsouth Corp.*	750	13,822
West Pharmaceutical Services, Inc.	280	13,670
Haemonetics Corp.*	220	13,578
Isis Pharmaceuticals, Inc.*	770	13,005

 13

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Sequenom, Inc.*	480	$12,778
Thoratec Corp.*	470	12,337
Valeant Pharmaceuticals International*	600	12,282
AMERIGROUP Corp.*	485	12,241
Regeneron Pharmaceuticals, Inc.*	530	11,570
Amedisys, Inc.*	230	11,194
Alpharma, Inc. — Class A*	300	11,067
American Medical Systems Holdings, Inc.*	620	11,011
Alkermes, Inc.*	820	10,906
Varian, Inc.*	250	10,725
Cubist Pharmaceuticals, Inc.*	481	10,693
XenoPort, Inc.*	220	10,668
Celera Corp.*	690	10,660
Medicines Co.*	450	10,449
PSS World Medical, Inc.*	530	10,335
Dionex Corp.*	160	10,168
Meridian Bioscience, Inc.	340	9,874
Eclipsys Corp.*	470	9,846
Wright Medical Group, Inc.*	320	9,741
PDL BioPharma, Inc.	1,020	9,496
Auxilium Pharmaceuticals, Inc.*	290	9,396
Healthspring, Inc.*	420	8,887
Martek Biosciences Corp.	280	8,798
Luminex Corp.*	350	8,753
Alnylam Pharmaceuticals, Inc.*	300	8,685
Sciele Pharma, Inc.	270	8,313
Chemed Corp.	200	8,212
Conmed Corp.*	250	8,000
Viropharma, Inc.*	600	7,872
Phase Forward, Inc.*	370	7,737
Acorda Therapeutics, Inc.*	321	7,656
Centene Corp.*	370	7,589
Human Genome Sciences, Inc.*	1,160	7,366
HealthExtras, Inc.*	280	7,314
Rigel Pharmaceuticals, Inc.*	310	7,238
Medicis Pharmaceutical Corp. — Class A	480	7,157
Medarex, Inc.*	1,090	7,052
Apria Healthcare Group, Inc.*	380	6,931
Mentor Corp.	290	6,919
Volcano Corp.*	400	6,916
AmSurg Corp.*	270	6,877
Savient Pharmaceuticals, Inc.*	460	6,859
Cepheid, Inc.*	491	6,791
Kindred Healthcare, Inc.*	240	6,617

		Market
	Shares	Value

Integra LifeSciences Holdings Corp.*	150	$6,604
Invacare Corp.	270	6,518
KV Pharmaceutical Co.*	280	6,359
ArthroCare Corp.*	229	6,348
Allscripts Healthcare Solutions, Inc.*	487	6,058
ev3, Inc.*	600	6,024
athenahealth, Inc.*	180	5,989
Gentiva Health Services, Inc.*	220	5,927
Zoll Medical Corp.*	180	5,890
PharMerica Corp.*	260	5,847
Medivation, Inc.*	220	5,821
Landauer, Inc.	80	5,820
AMAG Pharmaceuticals, Inc.*	150	5,809
Bruker BioSciences Corp.*	431	5,745
Align Technology, Inc.*	530	5,740
Datascope Corp.	110	5,679
CV Therapeutics, Inc.*	520	5,616
Symmetry Medical, Inc.*	300	5,568
Seattle Genetics, Inc.*	520	5,564
Theravance, Inc.*	440	5,482
Analogic Corp.	110	5,474
Exelixis, Inc.*	900	5,472
Natus Medical, Inc.*	240	5,438
Sun Healthcare Group, Inc.*	370	5,424
Sunrise Senior Living, Inc.*	380	5,240
Vital Signs, Inc.	70	5,173
Abiomed, Inc.*	290	5,147
AMN Healthcare Services, Inc.*	289	5,078
HMS Holdings Corp.*	210	5,032
Incyte Corp.*	650	4,972
inVentiv Health, Inc.*	280	4,945
Kendle International, Inc.*	110	4,918
Greatbatch, Inc.*	200	4,908
Healthways, Inc.*	300	4,839
Vivus, Inc.*	590	4,685
InterMune, Inc.*	270	4,620
Dendreon Corp.* †	800	4,568
Merit Medical Systems, Inc.*	240	4,505
eResearch Technology, Inc.*	370	4,407
SonoSite, Inc.*	140	4,396
Cougar Biotechnology, Inc.*	131	4,374
Conceptus, Inc.*	260	4,311
RTI Biologics, Inc.*	460	4,301
Cross Country Healthcare, Inc.*	260	4,235
Emeritus Corp.*	170	4,233
Universal American Financial Corp.*	340	4,145

 14

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

SurModics, Inc.*	130	$4,094
Quidel Corp.*	240	3,938
Durect Corp.*	700	3,920
Halozyme Therapeutics, Inc.*	520	3,817
Affymetrix, Inc.*	493	3,816
Res-Care, Inc.*	210	3,809
Abaxis, Inc.*	190	3,743
Molina Healthcare, Inc.*	120	3,720
LHC Group, Inc.*	130	3,702
Par Pharmaceutical Companies, Inc.*	300	3,687
Albany Molecular Research, Inc.*	200	3,618
Omnicell, Inc.*	270	3,550
MWI Veterinary Supply, Inc.*	90	3,536
Hanger Orthopedic Group, Inc.*	200	3,490
Cyberonics, Inc.*	200	3,400
Neogen Corp.*	120	3,382
Questcor Pharmaceuticals, Inc.*	460	3,381
Allos Therapeutics, Inc.*	450	3,334
Angiodynamics, Inc.*	210	3,318
National Healthcare Corp.	70	3,298
Enzo Biochem, Inc.*	297	3,261
Sirona Dental Systems, Inc.*	140	3,259
Arena Pharmaceuticals, Inc.*	630	3,150
CryoLife, Inc.*	240	3,149
Array Biopharma, Inc.*	410	3,149
Progenics Pharmaceuticals, Inc.*	230	3,061
GTx, Inc.*	160	3,043
Assisted Living Concepts, Inc. — Class A*	471	3,000
Bio-Reference Labs, Inc.*	100	2,890
IRIS International, Inc.*	160	2,864
NPS Pharmaceuticals, Inc.*	400	2,856
Odyssey HealthCare, Inc.*	280	2,842
Nektar Therapeutics*	790	2,836
Pain Therapeutics, Inc.*	290	2,833
Enzon Pharmaceuticals, Inc.*	380	2,804
Orthofix International NV*	150	2,794
Pharmasset, Inc.*	140	2,793
Momenta Pharmaceuticals, Inc.*	210	2,753
MedAssets, Inc.*	160	2,752
ICU Medical, Inc.*	90	2,737
Genomic Health, Inc.*	120	2,718
RehabCare Group, Inc.*	150	2,715
Geron Corp.*	671	2,650
Salix Pharmaceuticals Ltd.*	410	2,628

		Market
	Shares	Value

Air Methods Corp.*	90	$2,548
Idera Pharmaceuticals, Inc.*	180	2,533
Akorn, Inc.*	491	2,519
Medcath Corp.*	140	2,509
Osiris Therapeutics, Inc.*	130	2,508
Accuray, Inc.*	309	2,494
Noven Pharmaceuticals, Inc.*	210	2,453
Life Sciences Research, Inc.*	70	2,450
Emergency Medical Services Corp. — Class A*	80	2,390
Sangamo Biosciences, Inc.*	310	2,387
Skilled Healthcare Group, Inc. — Class A*	150	2,384
XOMA Ltd.*	1,130	2,373
Cypress Bioscience, Inc.*	321	2,359
Computer Programs & Systems, Inc.	80	2,316
Pozen, Inc.*	220	2,312
Vnus Medical Technologies, Inc.*	110	2,302
Genoptix Inc.*	70	2,287
Alliance Imaging, Inc.*	221	2,270
Insulet Corp.*	160	2,227
Indevus Pharmaceuticals, Inc.*	660	2,211
Somanetics Corp.*	100	2,187
Palomar Medical Technologies, Inc.*	160	2,154
Omrix Biopharmaceuticals, Inc.*	120	2,153
Zymogenetics, Inc.*	320	2,131
Ligand Pharmaceuticals, Inc. — Class B*	720	2,124
Dyax Corp.*	480	2,112
ImmunoGen, Inc.*	430	2,111
Vital Images, Inc.*	140	2,100
Synovis Life Technologies, Inc.*	110	2,070
Nabi Biopharmaceuticals*	440	2,050
Hansen Medical, Inc.*	150	2,016
Corvel Corp.*	70	2,003
Almost Family, Inc.*	50	1,978
OraSure Technologies, Inc.*	400	1,968
Triple-S Management Corp. — Class B*	120	1,955
Kensey Nash Corp.*	60	1,888
Orexigen Therapeutics, Inc.*	170	1,834
Micrus Endovascular Corp.*	130	1,814
I-Flow Corp.*	190	1,769
Cardiac Science Corp.*	170	1,761
Optimer Pharmaceuticals, Inc.*	220	1,749

 15

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Metabolix, Inc.*	160	$1,741
US Physical Therapy, Inc.*	100	1,736
MannKind Corp.*	440	1,698
TomoTherapy, Inc.*	350	1,603
Emergent Biosolutions, Inc.*	121	1,584
Medical Action Industries, Inc.*	120	1,576
Exactech, Inc.*	70	1,557
Discovery Laboratories, Inc.*	831	1,554
Neurocrine Biosciences, Inc.*	330	1,548
Cambrex Corp.*	250	1,538
Celldex Therapeutics, Inc.*	131	1,524
Capital Senior Living Corp.*	200	1,520
Idenix Pharmaceuticals, Inc.*	210	1,518
Cadence Pharmaceuticals, Inc.*	170	1,510
Depomed, Inc.*	411	1,500
Obagi Medical Products, Inc.*	150	1,497
Affymax, Inc.*	75	1,489
Ariad Pharmaceuticals, Inc.*	600	1,482
Orthovita, Inc.*	570	1,482
Novavax, Inc.*	500	1,450
Clinical Data, Inc.*	90	1,447
Nighthawk Radiology Holdings, Inc.*	200	1,444
Cynosure, Inc.*	80	1,435
BMP Sunstone Corp.*	201	1,395
Stereotaxis, Inc.*	230	1,392
Ardea Biosciences, Inc.*	100	1,383
DexCom, Inc.*	220	1,362
Adolor Corp.*	390	1,346
Tercica, Inc.*	150	1,341
FGX International Holdings Ltd.*	120	1,328
Inspire Pharmaceuticals, Inc.*	360	1,285
IPC The Hospitalist Co., Inc.*	50	1,285
Repligen Corp.*	270	1,272
Accelrys, Inc.*	230	1,263
Spectranetics Corp.*	270	1,250
Lexicon Genetics, Inc.*	690	1,228
PharmaNet Development Group, Inc.*	170	1,227
BioMimetic Therapeutics, Inc.*	110	1,217
Ensign Group, Inc.	70	1,196
Cytokinetics, Inc.*	248	1,176
Molecular Insight Pharmaceuticals, Inc.*	150	1,152
Caliper Life Sciences, Inc.*	411	1,151
Arqule, Inc.*	350	1,127
Caraco Pharm Labs, Inc.*	90	1,126
Javelin Pharmaceuticals, Inc.*	420	1,092

		Market
	Shares	Value

Synta Pharmaceuticals Corp.*	140	$1,067
Cantel Medical Corp.*	110	1,058
Columbia Labs, Inc. Com*	400	1,048
Atrion Corp.	10	1,030
CardioNet, Inc.*	41	1,023
Five Star Quality Care, Inc.*	270	1,013
Immunomedics, Inc.*	560	997
TranS1, Inc.*	100	989
Alexza Pharmaceuticals, Inc.*	200	988
Providence Service Corp.*	100	980
Chindex International, Inc.*	90	977
Alphatec Holdings, Inc.*	210	966
Nanosphere, Inc.*	110	938
Maxygen Inc.*	220	931
Targacept, Inc.*	160	930
NxStage Medical, Inc.*	220	928
Cytori Therapeutics, Inc.*	170	898
Acadia Pharmaceuticals, Inc.*	280	750
BioForm Medical, Inc.*	190	745
RadNet, Inc.*	180	722
Opko Health, Inc.*	410	718
MAP Pharmaceuticals, Inc.*	70	708
Sucampo Pharmaceuticals, Inc. — Class A*	80	682
Amicus Therapeutics, Inc.*	39	590
Vision-Sciences, Inc.*	140	559
Acura Pharmaceuticals, Inc.*	70	492
Virtual Radiologic Corp.*	60	490
MiddleBrook Pharmaceuticals, Inc.*	310	465
Cell Genesys, Inc.*	740	437
Marshall Edwards, Inc.*	180	387
Jazz Pharmaceuticals, Inc.*	70	346
Rexahn Pharmaceuticals, Inc.*	250	323
National Research Corp.	10	307
Biodel, Inc.*	90	302
Protalix BioTherapeutics, Inc.*	90	201

Total Health Care		1,278,517

CONSUMER DISCRETIONARY 7.1%
Aeropostale, Inc.*	569	18,271
The Warnaco Group, Inc.*	386	17,482
Tupperware Brands Corp.	530	14,644
Marvel Entertainment, Inc.*	420	14,339
Bally Technologies, Inc.*	471	14,262
Matthews International Corp. — Class A	270	13,700
Polaris Industries, Inc.	280	12,737
Rent-A-Center, Inc.*	570	12,700

 16

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Sotheby’s	613	$12,297
Tractor Supply Co.*	290	12,194
Wolverine World Wide, Inc.	455	12,039
WMS Industries, Inc.*	380	11,617
Deckers Outdoor Corp.*	110	11,449
Fossil, Inc.*	390	11,010
Corinthian Colleges, Inc.*	730	10,950
Netflix, Inc.*	350	10,808
Live Nation, Inc.*	650	10,575
Aaron Rents, Inc.	390	10,557
Jack in the Box, Inc.*	500	10,550
Arbitron, Inc.	231	10,323
J. Crew Group, Inc.*	360	10,285
Gaylord Entertainment Co.*	350	10,279
Regis Corp.	370	10,175
Collective Brands, Inc.*	550	10,070
Carter’s, Inc.*	490	9,668
Brunswick Corp.	749	9,580
Pool Corp.	410	9,565
Ryland Group, Inc.	360	9,547
Vail Resorts, Inc.*	270	9,436
Life Time Fitness, Inc.*†	299	9,350
Men’s Wearhouse, Inc.	440	9,346
Under Armour, Inc.*	280	8,893
Gymboree Corp.*	240	8,520
Cheesecake Factory, Inc.*	570	8,333
Chico’s FAS, Inc.*	1,510	8,260
ArvinMeritor, Inc.	630	8,215
Callaway Golf Co.	571	8,034
Interactive Data Corp.	310	7,818
Coinstar, Inc.*	241	7,712
Tempur-Pedic International, Inc.	640	7,526
Sonic Corp.*	510	7,431
Bob Evans Farms, Inc.	270	7,368
Buckle, Inc.	131	7,276
Timberland Co. — Class A*	410	7,122
Sally Beauty Holdings, Inc.*	810	6,966
Zale Corp.*	270	6,750
Children’s Place Retail Stores, Inc.*	200	6,670
Meritage Homes Corp.*†	260	6,422
American Greetings Corp. — Class A	420	6,422
Iconix Brand Group, Inc.*	490	6,409
Brown Shoe Co., Inc.	380	6,224
Quiksilver, Inc.*	1,080	6,199
Buffalo Wild Wings, Inc.*	149	5,996
Dress Barn, Inc.*	391	5,978
Helen of Troy Ltd.*	260	5,920
Ethan Allen Interiors, Inc.	211	5,912
Dillard’s, Inc. — Class A	491	5,794

		Market
	Shares	Value

Lear Corp.*	550	$5,775
Jakks Pacific, Inc.*	230	5,729
Stewart Enterprises, Inc. — Class A	720	5,659
CEC Entertainment, Inc.*	170	5,644
Scholastic Corp.	210	5,393
Jos. A. Bank Clothiers, Inc.*	160	5,376
Genesco, Inc.*	160	5,357
Standard-Pacific Corp.*	1,057	5,190
Capella Education Co.*	121	5,186
Unifirst Corp.	120	5,171
Papa John’s International, Inc.*	190	5,160
CBRL Group, Inc.	190	4,997
P.F. Chang’s China Bistro, Inc.*	210	4,943
Fred’s, Inc.	341	4,849
Steiner Leisure Ltd.*	141	4,848
Hibbett Sports Inc.*	240	4,805
CKE Restaurants, Inc.	450	4,770
Charming Shoppes, Inc.*	970	4,743
Exide Technologies*	640	4,723
Blue Nile, Inc.*	110	4,716
Skechers U.S.A., Inc. — Class A*	280	4,712
Columbia Sportswear Co.	110	4,616
Jo-Ann Stores, Inc.*	220	4,616
NutriSystem, Inc.	260	4,607
Belo Corp. — Class A	761	4,536
Stage Stores, Inc.	330	4,508
99 Cents Only Stores*	400	4,388
Group 1 Automotive, Inc.	200	4,346
American Public Education, Inc.*	90	4,345
Cooper Tire & Rubber Co.	499	4,291
ATC Technology Corp.*	180	4,273
Tenneco, Inc.*	400	4,252
Cato Corp. — Class A	240	4,212
Domino’s Pizza, Inc.*	340	4,128
Dana Holding Corp.*	850	4,114
Cabela’s, Inc. — Class A*	340	4,107
La-Z-Boy, Inc.	440	4,101
Modine Manufacturing Co.	280	4,054
Texas Roadhouse, Inc.*	450	4,045
National CineMedia, Inc.	360	3,978
RCN Corp.*	320	3,923
Churchill Downs, Inc.	80	3,918
True Religion Apparel, Inc.*	150	3,877
Pinnacle Entertainment, Inc.*	510	3,856
Superior Industries International, Inc.	200	3,832
K-Swiss, Inc. — Class A	220	3,828

 17

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Furniture Brands International, Inc.	360	$3,787
Pacific Sunwear of California, Inc.*	560	3,769
Red Robin Gourmet Burgers, Inc.*	140	3,752
thinkorswim Group, Inc.*	450	3,748
Champion Enterprises, Inc.*	671	3,724
Steven Madden, Ltd.*	150	3,717
Finish Line, Inc. — Class A	370	3,696
Jackson Hewitt Tax Service, Inc.	240	3,682
Valassis Communications, Inc.*	410	3,551
Cinemark Holdings, Inc.	260	3,536
Lululemon Athletica, Inc.*	150	3,454
Fuel Systems Solutions, Inc.*	100	3,445
Borders Group, Inc.	520	3,411
Peet’s Coffee & Tea, Inc.*	120	3,350
Raser Technologies, Inc.*	390	3,315
Blockbuster, Inc. — Class A*	1,608	3,296
Winnebago Industries, Inc.	250	3,230
Monro Muffler Brake, Inc.	140	3,228
Bebe Stores, Inc.	330	3,224
Harte-Hanks, Inc.	310	3,215
Hovnanian Enterprises, Inc. — Class A*	400	3,196
PetMed Express, Inc.*	200	3,140
Pier 1 Imports, Inc.*	760	3,139
Ameristar Casinos, Inc.	221	3,136
Movado Group, Inc.	140	3,129
Asbury Automotive Group, Inc.	270	3,110
Oxford Industries, Inc.	120	3,100
GSI Commerce, Inc.*	200	3,096
Universal Technical Institute, Inc.*	180	3,071
RC2 Corp.*	150	3,000
Universal Electronics, Inc.*	120	2,998
National Presto Industries, Inc.	40	2,980
Leapfrog Enterprises, Inc.*	280	2,957
Drew Industries, Inc.*	170	2,909
Pre-Paid Legal Services, Inc.*	70	2,888
The Wet Seal, Inc. — Class A*	790	2,868
DG FastChannel, Inc.*	130	2,850
Coldwater Creek, Inc.*	491	2,843
Zumiez, Inc.*	170	2,802
World Wrestling Entertainment, Inc.	180	2,783
CKX, Inc.*	450	2,772

		Market
	Shares	Value

Volcom, Inc.*	160	$2,765
Maidenform Brands, Inc.*	190	2,757
Talbots, Inc.	210	2,751
Marcus Corp.	170	2,734
M/I Homes, Inc.	120	2,734
Visteon Corp.*	1,120	2,598
Overstock.com, Inc.*†	130	2,575
Charter Communications, Inc. — Class A*	3,500	2,555
Ruby Tuesday, Inc.*	440	2,548
DineEquity, Inc.	151	2,546
Ambassadors Group, Inc.	160	2,546
CROCS, Inc.*	710	2,542
Morgans Hotel Group Co.*	230	2,509
Media General, Inc.	200	2,486
Sauer, Inc.	100	2,469
Sealy Corp.	380	2,455
HOT Topic, Inc.*	370	2,446
American Apparel, Inc.*	291	2,386
Hayes Lemmerz International, Inc.*	870	2,375
Blyth, Inc.	209	2,370
Fisher Communications, Inc.	60	2,364
Speedway Motorsports, Inc.	120	2,338
California Pizza Kitchen, Inc.*	180	2,317
Cox Radio Inc. — Class A*	219	2,313
Christopher & Banks Corp.	301	2,309
Shuffle Master, Inc.*	450	2,290
Sinclair Broadcast Group, Inc. — Class A	450	2,268
Ulta Salon Cosmetics & Fragrance, Inc.*	170	2,258
Dolan Media Co.*	221	2,230
PEP Boys-Manny Moe & Jack	360	2,225
iRobot Corp.*	150	2,223
Steak n Shake Co.*	250	2,170
Cavco Industries, Inc.*	60	2,169
Wendy’s/Arby’s Group, Inc. — Class A	410	2,157
McClatchy Co. — Class A	490	2,156
American Axle & Manufacturing Holdings, Inc.	390	2,090
Denny’s Corp.*	810	2,090
G-III Apparel Group Ltd.*	110	2,058
Tween Brands, Inc.*	210	2,056
Beazer Homes USA, Inc.*	340	2,033
Mediacom Communications Corp.*	340	2,013
Weyco Group, Inc.	60	2,008

 18

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Core-Mark Holding Co., Inc.*	80	$1,999
Big 5 Sporting Goods Corp.	191	1,971
Citi Trends, Inc.*	120	1,955
Knology, Inc.*	240	1,937
New York & Co., Inc.*	200	1,908
Unifi, Inc.*	390	1,888
Martha Stewart Omnimedia, Inc.*	220	1,872
Sonic Automotive, Inc.	220	1,861
Charlotte Russe Holding, Inc.*	180	1,845
Orbitz Worldwide, Inc.*	310	1,820
BJ’s Restaurants, Inc.*	151	1,803
CSS Industries, Inc.	70	1,802
Haverty Furniture Companies, Inc.	157	1,796
RHI Entertainment*	120	1,788
Journal Communications, Inc. — Class A	360	1,757
Steinway Musical Instruments, Inc.*	62	1,756
drugstore.com, Inc.*	721	1,694
America’s Car Mart, Inc.*	90	1,673
Midas, Inc.*	120	1,651
Avatar Holdings Inc.*	50	1,650
Shutterfly, Inc.*	170	1,634
AFC Enterprises, Inc.*	220	1,597
Gaiam, Inc.*	150	1,590
Skyline Corp.	60	1,586
Krispy Kreme Doughnuts, Inc.*	478	1,577
Idearc, Inc.	1,260	1,575
Landry’s Restaurants, Inc.	100	1,555
Global Sources Ltd.*	150	1,510
DSW, Inc.*	110	1,507
Conn’s, Inc.*	80	1,497
Perry Ellis International, Inc.*	100	1,491
Stoneridge, Inc.*	130	1,462
Luby’s, Inc.*	180	1,447
Hooker Furniture Corp.	80	1,420
Audiovox Corp. — Class A*	150	1,405
Stamps.com, Inc.*	120	1,400
O’Charleys, Inc.	160	1,400
Entravision Communications Corp. — Class A*	510	1,372
Lee Enterprises, Inc.	380	1,330
K12 Inc.*	50	1,325
1-800-FLOWERS.com, Inc.*	220	1,324
Cherokee, Inc.	60	1,319
Shoe Carnival, Inc.*	80	1,310
Systemax, Inc.	90	1,265
Isle of Capri Casinos, Inc.*	140	1,263

		Market
	Shares	Value

Casual Male Retail Group, Inc.*	321	$1,262
Amerigon, Inc.*	190	1,250
Outdoor Channel Holdings, Inc.*	140	1,232
Citadel Broadcasting Corp.*	1,550	1,209
Smith & Wesson Holding Corp.*	320	1,197
Lin TV Corp. — Class A*	230	1,187
Kenneth Cole Productions, Inc. — Class A	80	1,176
RH Donnelley Corp.*	590	1,174
Entercom Communications Corp.	232	1,165
Brookfield Homes Corp.	80	1,149
Monarch Casino & Resort, Inc.*	100	1,139
Dorman Products, Inc.*	90	1,128
Libbey, Inc.	130	1,106
Circuit City Stores, Inc.	1,450	1,102
Lodgian, Inc.*	140	1,092
Tuesday Morning Corp.*	260	1,074
Russ Berrie & Co., Inc.*	140	1,074
hhgregg, Inc.*	110	1,072
Build-A-Bear Workshop, Inc.*	140	1,019
MarineMax, Inc.*	140	1,012
Lumber Liquidators, Inc.*	80	1,005
Learning Tree International, Inc.*	80	996
Dover Downs Gaming & Entertainment, Inc.	127	988
Cumulus Media, Inc. — Class A*	230	980
Retail Ventures, Inc.*	250	975
AH Belo Corp. — Class A	180	929
Global Traffic Network, Inc.*	100	927
Quantum Fuel Systems Technologies Worldwide, Inc.*	710	916
Town Sports International Holdings, Inc.*	150	915
Nautilus, Inc.*	200	914
Spartan Motors, Inc.	280	890
Princeton Review, Inc.*	110	880
Stein Mart, Inc.	220	860
Great Wolf Resorts, Inc.*	230	842
Wonder Auto Technology, Inc.*	130	833
Syms Corp.*	60	811
Rex Stores Corp.*	70	809
Palm Harbor Homes, Inc.*	80	793

 19

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Bluegreen Corp.*	110	$760
Dover Motorsports, Inc.	138	752
Marine Products Corp.	90	747
Playboy Enterprises, Inc. — Class B*	180	709
Cache, Inc.*	101	694
Ruth’s Chris Steak House*	170	668
Fleetwood Enterprises, Inc.*	650	663
Riviera Holdings Corp.*	90	662
Fuqi International, Inc.*	80	652
Gray Television, Inc.	370	636
Wendy’s International, Inc.	120	627
Rick’s Cabaret International, Inc.*	60	589
Primedia, Inc.	220	535
Lincoln Educational Services Corp.*	40	529
Crown Media Holdings, Inc. — Class A*	90	453
Six Flags, Inc.*	620	428
Einstein Noah Restaurant Group, Inc.*	40	403
Westwood One, Inc.*	610	336
Value Line, Inc.	10	335
GateHouse Media, Inc.	270	275
Aristotle Corp.*	10	79

Total Consumer Discretionary		1,111,852

ENERGY 3.5%
EXCO Resources, Inc.*	1,280	20,890
Comstock Resources, Inc.*	390	19,519
Penn Virginia Corp.	360	19,238
Berry Petroleum Co. — Class A	392	15,182
Concho Resources, Inc.*	470	12,977
Arena Resources, Inc.*	321	12,471
McMoRan Exploration Co.*	510	12,056
Grey Wolf, Inc.*	1,530	11,903
Dril-Quip, Inc.*	270	11,715
Stone Energy Corp.*	270	11,429
Lufkin Industries, Inc.	130	10,316
Atlas America, Inc.	300	10,233
ION Geophysical Corp.*	720	10,217
Swift Energy Co.*	260	10,059
Bill Barrett Corp.*	311	9,986
Nordic American Tanker Shipping	290	9,297
CARBO Ceramics, Inc.	180	9,290
BPZ Resources, Inc.*†	509	8,755
Willbros Group, Inc.*	330	8,745
GulfMark Offshore, Inc.*	190	8,527

		Market
	Shares	Value

Crosstex Energy, Inc.	340	$8,490
Carrizo Oil & Gas, Inc.*	231	8,378
Goodrich Petroleum Corp.*	190	8,282
Complete Production Services, Inc.*	410	8,253
Rosetta Resources, Inc.*	440	8,078
Parker Drilling Co.*	970	7,779
Ship Finance International Ltd.	360	7,762
Hornbeck Offshore Services, Inc.*	200	7,724
Delta Petroleum Corp.*	530	7,197
Bristow Group, Inc.*	211	7,140
NATCO Group, Inc.*	170	6,831
International Coal Group, Inc.*	1,090	6,802
GMX Resources, Inc.*	140	6,692
Basic Energy Services, Inc.*	290	6,177
Contango Oil & Gas Co.*	110	5,938
Petroleum Development Corp.*	130	5,768
World Fuel Services Corp.	250	5,758
Pioneer Drilling Co.*	430	5,719
Petroquest Energy, Inc.*	370	5,680
Newpark Resources, Inc.*	770	5,621
USEC, Inc.*	950	5,140
Warren Resources, Inc.*	500	4,990
James River Coal Co.*	220	4,838
Oilsands Quest, Inc.*	1,499	4,482
General Maritime Corp.	230	4,480
PHI, Inc.*	120	4,432
ATP Oil & Gas Corp.*	240	4,274
Matrix Service Co.*	221	4,221
T-3 Energy Services, Inc. — Class A*	110	4,083
Cal Dive International, Inc.*	381	4,039
Golar LNG Ltd.	300	3,984
Knightsbridge Tankers Ltd.	150	3,971
Brigham Exploration Co.*	333	3,660
Superior Well Services, Inc.*	140	3,543
Clayton Williams Energy, Inc.*	50	3,527
RPC, Inc.	250	3,515
Vaalco Energy, Inc.*	510	3,488
Gulf Island Fabrication, Inc.	100	3,447
Gran Tierra Energy, Inc.*	890	3,302
Parallel Petroleum Corp.*	350	3,297
Dawson Geophysical Co.*	70	3,268
Callon Petroleum Co.*	180	3,245
Energy XXI Bermuda Ltd.	1,031	3,134
ENGlobal Corp.*	229	3,039

 20

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Harvest Natural Resources, Inc.*	300	$3,036
Allis-Chalmers Energy, Inc.*	239	3,023
TXCO Resources, Inc.*	300	3,012
VeraSun Energy Corp.*	880	2,754
Clean Energy Fuels Corp.*	191	2,703
Western Refining, Inc.	260	2,629
FX Energy, Inc.*	350	2,604
Bronco Drilling Co., Inc.*	230	2,351
Energy Partners Ltd.*	270	2,341
Gulfport Energy Corp.*	220	2,211
Venoco, Inc.*	170	2,210
Rex Energy Corp.*	140	2,206
Rentech, Inc.*	1,420	1,889
Trico Marine Services, Inc.*	110	1,879
Natural Gas Services Group, Inc.*	100	1,747
Panhandle Oil and Gas, Inc. — Class A	60	1,718
CVR Energy, Inc.*	200	1,704
Northern Oil And Gas, Inc.*	180	1,463
Gasco Energy, Inc.*	800	1,456
BMB Munai, Inc.*	340	1,411
Endeavour International Corp.*	970	1,280
Union Drilling, Inc.*	120	1,271
Westmoreland Coal Co.*	80	1,264
Toreador Resources Corp.*	140	1,259
National Coal Corp.*	240	1,255
Meridian Resource Corp.*	660	1,214
Alon USA Energy, Inc.	90	1,213
Tri-Valley Corp.*	190	1,205
OYO Geospace Corp.*	30	1,178
Approach Resources, Inc.*	80	1,157
RAM Energy Resources, Inc.*	400	1,156
Delek US Holdings, Inc.	110	1,020
Bolt Technology Corp.*	70	1,013
Double Eagle Petroleum Co.*	70	1,000
Cano Petroleum, Inc.*	410	947
Cheniere Energy, Inc.*	420	945
Abraxas Petroleum Corp.*	360	940
Sulphco, Inc.*	460	925
GeoMet, Inc.*	160	870
APCO Argentina, Inc.	30	849
GeoGlobal Resources, Inc.*	330	832
Houston American Energy Corp.	130	822
American Oil & Gas, Inc.*	310	809
Mitcham Industries, Inc.*	80	807
Aventine Renewable Energy Holdings, Inc.*	250	790

		Market
	Shares	Value

Geokinetics, Inc.*	40	$760
PrimeEnergy Corp.*	10	740
Uranium Resources, Inc.*	420	710
Evergreen Energy Inc.*	729	685
Quest Resource Corp.*	240	638
Georesources, Inc.*	50	573
GreenHunter Energy, Inc.*	40	570
Pacific Ethanol, Inc.*	380	528

Total Energy		551,845

MATERIALS 2.3%
Hercules, Inc.	970	19,196
Compass Minerals International, Inc.	280	14,669
Rock-Tenn Co. — Class A	330	13,193
Olin Corp.	640	12,416
Sensient Technologies Corp.	410	11,533
Solutia, Inc.*	810	11,340
Silgan Holdings, Inc.	220	11,240
Minerals Technologies, Inc.	160	9,498
W.R. Grace & Co.*	620	9,374
Rockwood Holdings, Inc.*	360	9,238
Royal Gold, Inc.	250	8,990
H.B. Fuller Co.	420	8,765
Texas Industries, Inc.	210	8,581
Louisiana-Pacific Corp.	890	8,277
Worthington Industries, Inc.	550	8,217
Ferro Corp.	370	7,437
Arch Chemicals, Inc.	210	7,413
Coeur d’Alene Mines Corp.*	4,720	7,222
Calgon Carbon Corp.*	350	7,126
Amcol International Corp.	221	6,909
Koppers Holdings, Inc.	180	6,734
NewMarket Corp.	120	6,307
Deltic Timber Corp.	95	6,046
Kaiser Aluminum Corp.	140	6,013
OM Group, Inc.*	260	5,850
Glatfelter	390	5,281
PolyOne Corp.*	800	5,160
Hecla Mining Co.*	1,090	5,101
Headwaters, Inc.*	360	4,806
Haynes International, Inc.*	100	4,683
A. Schulman, Inc.	230	4,549
Balchem Corp.	160	4,267
Zoltek Companies, Inc.*	240	4,106
RTI International Metals, Inc.*	200	3,912
Wausau Paper Corp.	380	3,849
Westlake Chemical Corp.	160	3,365
Zep, Inc.	180	3,175

 21

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Brush Engineered Materials, Inc.*	169	$3,138
Graphic Packaging Holding Co.*	1,240	3,100
Myers Industries, Inc.	240	3,026
Buckeye Technologies, Inc.*	340	2,785
Stepan Co.	50	2,729
Spartech Corp.	261	2,584
Neenah Paper, Inc.	130	2,574
Quaker Chemical Corp.	90	2,561
Schweitzer-Mauduit International, Inc.	130	2,469
A.M. Castle & Co.	140	2,419
Innospec, Inc.	200	2,412
American Vanguard Corp.	159	2,398
Olympic Steel, Inc.	80	2,359
General Moly, Inc.*	540	2,349
Allied Nevada Gold Corp.*	391	2,237
Innophos Holdings, Inc.	90	2,194
Flotek Industries, Inc.*	190	2,090
LSB Industries, Inc.*	150	2,078
GenTek, Inc.*	80	2,057
Stillwater Mining Co.*	340	1,975
ShengdaTech, Inc.*	260	1,820
AbitibiBowater, Inc.*	459	1,776
Horsehead Holding Corp.*	300	1,770
Penford Corp.	100	1,769
Landec Corp.*	200	1,638
Universal Stainless & Alloy*	60	1,533
U S Concrete, Inc.*	340	1,520
ICO, Inc.*	240	1,346
AEP Industries, Inc.*	50	1,000
KapStone Paper and Packaging Corp.*	150	953
Mercer International, Inc.*	260	952
Apex Silver Mines Ltd.*	510	877
United States Lime & Minerals, Inc.*	20	770
Bway Holding Co.*	59	692
General Steel Holdings, Inc.*	90	643
NL Industries, Inc.	60	616
China Precision Steel, Inc.*	150	500
Boise, Inc.*	311	485
Verso Paper Corp.	120	317
Sutor Technology Group Ltd.*	70	230

Total Materials		354,579

UTILITIES 2.1%
ITC Holdings Corp.	420	21,743
Westar Energy, Inc.	900	20,736

		Market
	Shares	Value

Piedmont Natural Gas Co.	630	$20,135
Nicor, Inc.	389	17,252
WGL Holdings, Inc.	420	13,629
Cleco Corp.	520	13,130
New Jersey Resources Corp.	360	12,920
Portland General Electric Co.	540	12,776
Northwest Natural Gas Co.	230	11,960
IDACORP, Inc.	390	11,345
Southwest Gas Corp.	370	11,196
Black Hills Corp.	330	10,253
Avista Corp.	450	9,769
Allete, Inc.	219	9,745
Otter Tail Power Co.	300	9,219
Laclede Group, Inc.	190	9,213
South Jersey Industries, Inc.	250	8,925
Unisource Energy Corp.	300	8,757
NorthWestern Corp.	330	8,293
El Paso Electric Co.*	380	7,980
PNM Resources, Inc.	740	7,578
UIL Holding Corp.	220	7,553
Mge Energy, Inc.	190	6,755
California Water Service Group	170	6,545
Empire District Electric Co.	289	6,170
CH Energy Group, Inc.	140	6,100
American States Water Co.	150	5,775
Ormat Technologies, Inc.	150	5,450
EnergySouth, Inc.	60	3,686
SJW Corp.	110	3,297
Southwest Water Co.	210	2,678
Central Vermont Public Service Corp.	90	2,110
Consolidated Water Co., Inc.	120	2,042
Connecticut Water Service, Inc.	70	2,027
Chesapeake Utilities Corp.	59	1,959
Middlesex Water Co.	110	1,922
Cadiz, Inc.*	100	1,907
Synthesis Energy Systems, Inc.*	220	1,067
US Geothermal, Inc.*	530	943
Southern Union Co.	—	8

Total Utilities		324,548

CONSUMER STAPLES 2.0%
Ralcorp Holdings, Inc.*	480	32,357
Longs Drug Stores Corp.	285	21,557
Flowers Foods, Inc.	659	19,348
Casey’s General Stores, Inc.	430	12,973
Chattem, Inc.*	150	11,727
Ruddick Corp.	360	11,682

 22

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Universal Corp.	220	$10,800
Hain Celestial Group, Inc.*	350	9,636
United Natural Foods, Inc.*	370	9,246
TreeHouse Foods, Inc.*	270	8,019
Fresh Del Monte Produce, Inc.*	360	7,992
Darling International, Inc.*	700	7,777
Nu Skin Enterprises, Inc.	442	7,169
Lancaster Colony Corp.	170	6,402
Winn-Dixie Stores, Inc.*	460	6,394
Sanderson Farms, Inc.	170	6,246
Green Mountain Coffee Roasters, Inc.*	150	5,901
Chiquita Brands International, Inc.*	370	5,850
Tootsie Roll Industries, Inc.	200	5,782
Andersons, Inc.	160	5,635
Lance, Inc.	230	5,219
WD-40 Co.	140	5,030
Vector Group Ltd.	280	4,945
Nash Finch Co.	110	4,743
Spartan Stores, Inc.	190	4,727
Elizabeth Arden, Inc.*	210	4,122
J&J Snack Foods Corp.	120	4,069
Pantry, Inc.*	190	4,026
Diamond Foods, Inc.	141	3,952
Smart Balance, Inc.*	540	3,542
American Oriental Bioengineering, Inc.*	530	3,440
Boston Beer Co., Inc. — Class A*	70	3,324
Central Garden and Pet Co. — Class A*	550	3,273
Great Atlantic & Pacific Tea Company, Inc*	301	3,257
Weis Markets, Inc.	90	3,241
Cal-Maine Foods, Inc.	110	3,018
Alliance One International, Inc.*	761	2,892
Prestige Brands Holdings, Inc. — Class A*	290	2,575
Ingles Markets, Inc. — Class A	110	2,511
USANA Health Sciences, Inc.*	60	2,459
Pricesmart, Inc.	120	2,009
Star Scientific, Inc.*	560	1,994
Omega Protein Corp.*	160	1,882
Synutra International, Inc.*	90	1,812
Zhongpin, Inc.*	160	1,701
Inter Parfums, Inc.	120	1,627
Farmer Brothers Co.	60	1,492

		Market
	Shares	Value

Alico, Inc.	31	$1,470
Arden Group, Inc.	10	1,456
Village Super Market	30	1,430
Imperial Sugar Co., Inc.	100	1,354
AgFeed Industries, Inc.*	170	1,343
Coca-Cola Bottling Co. Consolidated	30	1,310
B&G Foods, Inc.	170	1,216
Calavo Growers, Inc.	90	1,121
Griffin Land & Nurseries, Inc.	30	1,112
Maui Land & Pineapple Co., Inc.*	40	1,100
Susser Holdings Corp.*	70	1,054
Pilgrim’s Pride Corp.	390	971
National Beverage Corp.*	90	798
China Sky One Medical, Inc.*	59	717
American Dairy, Inc.*	60	608
Reddy Ice Holdings, Inc.	150	548
Schiff Nutrition International, Inc.*	80	546
Mannatech, Inc.	130	520
Spectrum Brands, Inc.*	340	473
Lifeway Foods, Inc.*	40	468
HQ Sustainable Maritime Industries, Inc.*	60	304

Total Consumer Staples		319,294

TELECOMMUNICATION SERVICES 0.6%
tw telecom Inc.*	1,260	13,092
Premiere Global Services, Inc.*	530	7,452
Syniverse Holdings, Inc.*	440	7,309
NTELOS Holdings Corp.	260	6,991
Fairpoint Communications, Inc.	802	6,953
Cincinnati Bell, Inc.*	2,079	6,424
Iowa Telecommunications Services, Inc.	270	5,044
Alaska Communications Systems Group, Inc.	370	4,525
Shenandoah Telecommunications Co.	200	4,414
Centennial Communications Corp.*	581	3,626
General Communication, Inc. — Class A*	390	3,611
iPCS, Inc. — Class A*	150	3,341
Global Crossing*	220	3,335
Cogent Communications Group, Inc.*	409	3,158
Cbeyond, Inc.*	211	3,036

 23

VARIABLE ANNUITY RUSSELL 2000® 1.5X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Consolidated Communications Holdings, Inc.	201	$3,031
PAETEC Holding Corp.*	1,060	2,279
Atlantic Tele-Network, Inc.	80	2,240
USA Mobility, Inc.*	200	2,200
FiberTower Corp.*	1,031	1,423
ICO Global Communications Holdings Ltd.*	890	970
Ibasis, Inc.	270	942
Hungarian Telephone & Cable Corp.*	40	796
Virgin Mobile USA, Inc. — Class A*	260	764
Globalstar, Inc.*	360	612
TerreStar Corp.*	500	500
Vonage Holdings Corp.*	440	444
IDT Corp. — Class B*	460	340
Avanex Corp.*	30	140

Total Telecommunication Services		98,992

Total Common Stocks (Cost $8,796,798)		8,864,386

SECURITIES LENDING COLLATERAL 0.2%
Mount Vernon Securities Lending Trust Prime Portfolio	20,149	20,149

Total Securities Lending Collateral (Cost $20,149)		20,149

	Face
	Amount
REPURCHASE AGREEMENTS 67.5%
Collateralized by U.S. Treasury Obligations or U.S. Government Agencies
Credit Suisse Group issued 09/30/08 at 0.25% due 10/01/08††	$4,050,333	4,050,333
Mizuho Financial Group, Inc.
issued 09/30/08 at 0.26% due 10/01/08	2,081,706	2,081,706
UBS, Inc.
issued 09/30/08 at 0.14% due 10/01/08	2,081,706	2,081,706

	Face	Market
	Amount	Value

issued 09/30/08 at 0.02% due 10/01/08	$318,379	$318,379
Morgan Stanley issued 09/30/08 at 0.10% due 10/01/08	2,081,706	2,081,706
Total Repurchase Agreements (Cost $10,613,830)		10,613,830

Total Investments 124.1% (Cost $19,430,777)		$19,498,365

Liabilities in Excess of Other Assets – (24.1)%		$(3,783,041)

Net Assets – 100.0%		$15,715,324

		Unrealized
	Contracts	Gain(Loss)

FUTURES CONTRACTS PURCHASED
December 2008 Russell 2000 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $5,249,860)	77	$(251,129)

	Units

EQUITY INDEX SWAP AGREEMENT
Credit Suisse Capital, LLC December 2008 Russell 2000 Index Swap, Terminating 12/29/08
(Notional Market Value $9,561,656)	14,070	$—

*	Non-Income Producing Security.

**	Total Return based on Russell 2000 Index +/- financing at a variable rate.

†	All or a portion of this security is on loan at September 30, 2008.

††	Cash was pledged as equity index swap collateral at September 30, 2008.

 24

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

COMMON STOCKS 59.7%

FINANCIALS 12.9%
Senior Housing Properties Trust	290	$6,911
Realty Income Corp.	250	6,400
Apollo Investment Corp.	349	5,950
Aspen Insurance Holdings Ltd.	210	5,775
Highwoods Properties, Inc.	160	5,690
BioMed Realty Trust, Inc.	180	4,761
Potlatch Corp.	100	4,639
Home Properties, Inc.	80	4,636
ProAssurance Corp.*	80	4,480
Washington Real Estate Investment Trust	120	4,396
Entertainment Properties Trust	80	4,378
Healthcare Realty Trust, Inc.	150	4,372
National Retail Properties, Inc.	180	4,311
Platinum Underwriters Holdings Ltd.	120	4,258
First Niagara Financial Group, Inc.	269	4,237
Hilb Rogal & Hobbs Co.	90	4,207
UMB Financial Corp.	80	4,202
FirstMerit Corp.	200	4,200
Mid-America Apartment Communities, Inc.	85	4,177
Susquehanna Bancshares, Inc.	210	4,099
NewAlliance Bancshares, Inc.	270	4,058
SVB Financial Group*	70	4,054
Corporate Office Properties Trust SBI	100	4,035
Westamerica Bancorporation	70	4,027
Alexander’s, Inc.*	10	4,000
Omega Healthcare Investors, Inc.	200	3,932
Colonial BancGroup, Inc.	500	3,930
Montpelier Re Holdings Ltd.	230	3,797
American Campus Communities, Inc.	110	3,727
Validus Holdings Ltd.	160	3,720
IPC Holdings Ltd.	120	3,625
International Bancshares Corp.	130	3,510
Tanger Factory Outlet Centers, Inc.	80	3,503

		Market
	Shares	Value

Knight Capital Group, Inc. — Class A*	230	$3,418
Prosperity Bancshares, Inc.	100	3,399
FNB Corp.	210	3,356
Cousins Properties, Inc.	132	3,330
Zenith National Insurance Corp.	89	3,261
Max Capital Group Ltd.	140	3,252
DCT Industrial Trust, Inc.	430	3,221
Glacier Bancorp, Inc.	130	3,220
Old National Bancorp	160	3,203
MFA Mortgage Investments, Inc.	490	3,185
First Industrial Realty Trust, Inc.	111	3,183
United Bankshares, Inc.	90	3,150
RLI Corp.	50	3,104
Post Properties, Inc.	110	3,077
Extra Space Storage, Inc.	200	3,072
Hancock Holding Co.	60	3,060
Stifel Financial Corp.*	60	2,994
Selective Insurance Group, Inc.	130	2,980
MB Financial Corp.	90	2,976
Greenhill & Co., Inc.	40	2,950
Argo Group International Holdings Ltd.*	80	2,948
National Penn Bancshares, Inc.	200	2,920
Eastgroup Properties, Inc.	60	2,912
First Midwest Bancorp, Inc.	120	2,909
Cathay General Bancorp	120	2,856
Delphi Financial Group, Inc. — Class A	100	2,804
Sovran Self Storage, Inc.	60	2,681
Phoenix Companies, Inc.	290	2,680
Lexington Realty Trust	155	2,669
Equity Lifestyle Properties, Inc.	50	2,651
Odyssey Re Holdings Corp.	60	2,628
First Financial Bankshares, Inc.	50	2,594
Cash America International, Inc.	70	2,523
Ares Capital Corp.	241	2,514
Trustmark Corp.	120	2,489
Provident Financial Services, Inc.	150	2,476
Signature Bank*	70	2,442
First Commonwealth Financial Corp.	180	2,425

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

National Western Life Insurance Co. — Class A*	10	$2,421
NBT Bancorp, Inc.	80	2,394
Park National Corp.	30	2,340
LaSalle Hotel Properties	100	2,332
KBW, Inc.*	70	2,306
PS Business Parks, Inc.	40	2,304
Assured Guaranty Ltd.	141	2,293
Colonial Properties Trust	120	2,243
Pacific Capital Bancorp	110	2,238
TrustCo Bank Corp.	190	2,225
CVB Financial Corp.	160	2,224
Interactive Brokers Group, Inc. — Class A*	100	2,217
S&T Bancorp, Inc.	60	2,210
Umpqua Holding Corp.	150	2,206
Inland Real Estate Corp.	140	2,197
East-West Bancorp, Inc.	160	2,192
DiamondRock Hospitality Co.	239	2,175
Piper Jaffray Companies, Inc.*	50	2,162
optionsXpress Holdings, Inc.	110	2,136
PrivateBancorp, Inc.	50	2,083
Employers Holdings, Inc.	119	2,068
National Health Investors, Inc.	60	2,051
Acadia Realty Trust	80	2,022
First Bancorp Puerto Rico	180	1,991
Franklin Street Properties Corp., Inc.	150	1,950
Portfolio Recovery Associates, Inc.*	40	1,945
Medical Properties Trust Inc.	170	1,929
Brookline Bancorp, Inc.	150	1,918
Sterling Savings Bank	130	1,885
Sterling Bancshares, Inc.	180	1,881
Ezcorp, Inc. — Class A*	100	1,880
Chemical Financial Corp.	60	1,868
WesBanco, Inc.	70	1,863
Pinnacle Financial Partners, Inc.*	60	1,848
UCBH Holdings, Inc.	280	1,795
Community Bank System, Inc.	71	1,786
Wintrust Financial Corp.	60	1,761
LTC Properties, Inc.	60	1,759
Sunstone Hotel Investors, Inc.	130	1,755
Navigators Group, Inc.*	30	1,740
Redwood Trust, Inc.	80	1,738
City Holding Co.	41	1,732
PacWest Bancorp	60	1,715
United Fire & Casualty Co.	60	1,715

		Market
	Shares	Value

Pennsylvania Real Estate Investment Trust	90	$1,696
Investors Bancorp, Inc.*	110	1,655
Ambac Financial Group, Inc.	710	1,654
Infinity Property & Casualty Corp.	40	1,648
Equity One, Inc.	80	1,639
Frontier Financial Corp.	120	1,612
Greenlight Capital Re Ltd. — Class A*	70	1,609
IBERIABANK Corp.	30	1,585
Investors Real Estate Trust	140	1,567
Getty Realty Corp.	70	1,552
Capstead Mortgage Corp.	140	1,533
Safety Insurance Group, Inc.	40	1,517
Parkway Properties, Inc.	40	1,514
National Financial Partners Corp.	100	1,500
U-Store-It Trust	120	1,472
Pico Holdings, Inc.*	41	1,472
Texas Capital Bancshares, Inc.*	70	1,453
Strategic Hotels & Resorts, Inc.	191	1,442
World Acceptance Corp.*	40	1,440
First Financial Corp.	30	1,409
Community Trust Bancorp, Inc.	40	1,376
Financial Federal Corp.	60	1,375
Bank Mutual Corp.	120	1,362
Harleysville National Corp.	80	1,358
United Community Banks, Inc.	100	1,328
Forestar Real Estate Group, Inc.*	90	1,327
Provident New York Bancorp	100	1,322
Cedar Shopping Centers, Inc.	100	1,322
South Financial Group, Inc.	180	1,319
First Financial Bancorp	90	1,314
Horace Mann Educators Corp.	100	1,287
Capital Southwest Corp.	9	1,278
American Equity Investment Life Holding Co.	167	1,252
Independent Bank Corp.	40	1,247
Anworth Mortgage Asset Corp.	210	1,243
StellarOne Corp.	60	1,240
Boston Private Financial Holdings, Inc.	140	1,224
Ashford Hospitality Trust, Inc.	299	1,211
SWS Group, Inc.	60	1,210

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

WSFS Financial Corp.	20	$1,200
Stewart Information Services Corp.	40	1,190
GAMCO Investors, Inc. — Class A	20	1,186
Aircastle Ltd.	119	1,179
Tower Group, Inc.	50	1,178
Universal Health Realty Income Trust	30	1,167
State Auto Financial Corp.	40	1,163
Central Pacific Financial Corp.	69	1,160
FelCor Lodging Trust, Inc.	161	1,153
First Merchants Corp.	50	1,140
Hilltop Holdings, Inc.*	110	1,135
Harleysville Group, Inc.	30	1,134
Cohen & Steers, Inc.	40	1,133
SCBT Financial Corp.	30	1,128
Tejon Ranch Co. De*	30	1,114
Univest Corp. of Pennsylvania	30	1,110
Crawford & Co. — Class B*	73	1,110
Northwest Bancorp, Inc.	40	1,102
TowneBank	50	1,100
First Busey Corp.	60	1,100
Renasant Corp.	50	1,085
NorthStar Realty Finance Corp.	140	1,085
FCStone Group, Inc.*	60	1,079
Oriental Financial Group	60	1,072
Simmons First National Corp.	30	1,068
FPIC Insurance Group, Inc.*	20	1,028
First Potomac Realty Trust	59	1,014
Beneficial Mutual Bancorp, Inc.*	80	1,012
Banco Latinoamericano de Exportaciones SA	70	1,009
Radian Group, Inc.	200	1,008
Meadowbrook Insurance Group, Inc.	140	988
MainSource Financial Group, Inc.	50	980
Riskmetrics Group, Inc.*	50	978
Enstar Group*	10	974
LandAmerica Financial Group, Inc.	40	970
Bancfirst Corp.	20	967
Saul Centers, Inc.	19	960
Berkshire Hills Bancorp, Inc.	30	960
eHealth, Inc.*	60	960
Capital City Bank Group, Inc.	30	940
1st Source Corp.	40	940

		Market
	Shares	Value

Glimcher Realty Trust	90	$940
Urstadt Biddle Properties, Inc.	50	937
Dime Community Bancshares	61	928
Dollar Financial Corp.*	60	923
SY Bancorp, Inc.	30	919
MVC Capital, Inc.	60	915
Amerisafe, Inc.*	50	910
Ramco-Gershenson Properties Trust	40	897
Prospect Capital Corp.	70	897
Calamos Asset Management, Inc. — Class A	50	896
Hersha Hospitality Trust	120	893
Castlepoint Holdings Ltd.	80	890
Columbia Banking Systems, Inc.	50	886
Friedman Billings Ramsey Group, Inc. — Class A*	442	884
Sandy Spring Bancorp, Inc.	40	884
Flushing Financial Corp.	50	875
CapLease, Inc.	110	872
American Physicians Capital, Inc.	20	847
FBL Financial Group, Inc. — Class A	30	837
Compass Diversified Trust	60	836
Newcastle Investment Corp.	130	825
RAIT Financial Trust	150	823
Advanta Corp.	100	823
Flagstone Reinsurance Holdings	80	822
Bank of the Ozarks, Inc.	30	810
Diamond Hill Investment Group, Inc.*	9	809
Washington Trust Bancorp, Inc.	30	798
Guaranty Bancorp*	130	793
Sun Communities, Inc.	40	792
Presidential Life Corp.	50	789
Suffolk Bancorp	20	788
First Financial Holdings, Inc.	30	785
Capitol Bancorp, Ltd.	40	780
Provident Bankshares Corp.	80	777
Home Bancshares, Inc.	30	776
Hercules Technology Growth Capital, Inc.	80	776
Education Realty Trust, Inc.	70	776
Western Alliance Bancorp, Inc.*	50	773
Gladstone Capital Corp.	50	762
Southside Bancshares, Inc.	30	756
GFI Group, Inc.	160	754

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Heartland Financial USA, Inc.	30	$752
First Community Bancshares, Inc.	20	750
First Cash Financial Services, Inc.*	50	750
TradeStation Group, Inc.*	80	748
Citizens, Inc.*	90	740
Citizens Banking Corp.	240	739
BankFinancial Corp.	50	734
NGP Capital Resources Co.	50	728
Ocwen Financial Corp.*	90	725
Union Bankshares Corp.	30	720
United America Indemnity Ltd. — Class A*	50	712
Southwest Bancorp, Inc.	40	707
PMA Capital Corp.*	80	706
Green Bankshares, Inc.	30	705
Camden National Corp.	20	699
Hatteras Financial Corp.	30	696
First Bancorp	40	684
Enterprise Financial Services Corp.	30	677
Nara Bancorp, Inc.	60	672
Peapack Gladstone Financial Corp.	20	670
CNA Surety Corp.*	40	668
Lakeland Financial Corp.	30	659
Peoples Bancorp, Inc.	30	653
SeaBright Insurance Holdings, Inc.*	50	650
Triko Bancshares	30	646
MarketAxess Holdings, Inc.*	80	646
Darwin Professional Underwriters, Inc.*	20	622
Capital Trust, Inc. — Class A	40	620
Westfield Financial Inc.*	60	618
First Financial Northwest, Inc.	59	609
Wilshire Bancorp, Inc.	50	609
Republic Bancorp, Inc.	20	606
Thomas Properties Group, Inc.	60	606
Northfield Bancorp, Inc.*	50	606
CoBiz Financial, Inc.	50	601
Financial Institutions, Inc.	30	600
Abington Bancorp, Inc.	59	597
State Bancorp, Inc.	40	596
Maguire Properties, Inc.	100	596
United Financial Bancorp, Inc.	40	594
The PMI Group, Inc.	200	590
Arrow Financial Corp.	20	588
West Coast Bancorp	40	586

		Market
	Shares	Value

LaBranche & Co., Inc.*	130	$585
Lakeland Bancorp, Inc.	50	585
Sterling Bancorp	40	578
Agree Realty Corp.	20	572
First Mercury Financial Corp.*	40	570
Nelnet, Inc. — Class A	40	568
ESSA Bancorp, Inc.	40	556
Old Second Bancorp, Inc.	30	556
Penson Worldwide Co., Inc.*	40	555
Stratus Properties, Inc.*	20	550
Kite Realty Group Trust	50	550
Donegal Group, Inc. — Class A	30	544
Amtrust Financial Services, Inc.	40	544
Winthrop Realty Trust	139	542
Sun Bancorp, Inc.*	40	542
Farmers Capital Bank Corp.	20	540
Cascade Bancorp.	60	533
ViewPoint Financial Group	30	525
BancTrust Financial Group, Inc.	40	525
Maiden Holdings Ltd.	120	522
West Bancorporation, Inc.	40	521
Associated Estates Realty Corp.	40	521
Ames National Corp.	20	519
First Place Financial Corp.	40	514
Shore Bancshares, Inc.	20	514
Danvers Bancorp, Inc.	40	510
Yadkin Valley Financial Corp.	30	509
Kayne Anderson Energy Development Co.	30	508
Oritani Financial Corp.*	30	506
Tompkins Financial Corp.	10	505
MCG Capital Corp.	190	498
Chimera Investment Corp.	80	497
Kearny Financial Corp.	40	490
Mission West Properties	50	487
Ladenburg Thalmann Financial Services, Inc.*	270	486
NewStar Financial, Inc.*	60	485
Cardinal Financial Corp.	60	485
Cogdell Spencer, Inc.	30	481
National Interstate Corp.	20	481
Baldwind & Lyons, Inc. — Class B	20	479
Westwood Holdings Group, Inc.	10	474
Quanta Capital Holdings Ltd.	170	469

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

City Bank	30	$468
Amcore Financial, Inc.	50	463
Kansas City Life Insurance Co.	10	460
DuPont Fabros Technology, Inc.	30	458
Heritage Commerce Corp.	30	457
Hanmi Financial Corp.	90	455
FBR Capital Markets Corp.*	70	454
American Safety Insurance Holdings Ltd.*	30	453
Smithtown Bancorp, Inc.	20	450
Ameris Bancorp	30	446
Bryn Mawr Bank Corp.	20	440
Pacific Continental Corp.	30	439
Sanders Morris Harris Group Inc.	50	433
Citizens & Northern Corp.	20	431
Seacoast Banking Corporation of Florida	40	429
First Marblehead Corp.	171	426
Asset Acceptance Capital Corp.*	40	422
Thomas Weisel Partners Group, Inc.*	50	422
Gladstone Investment Corp.	61	420
Medallion Financial Corp.	40	419
Sierra Bancorp	20	417
Encore Capital Group, Inc.*	30	411
Premierwest Bancorp	50	404
Integra Bank Corp.	50	399
First Bancorp, Inc.	20	392
Arbor Realty Trust, Inc.	39	390
Monmouth Real Estate Investment Corp. — Class A	50	390
Consolidated-Tomoka Land Co.	9	389
Flagstar Bancorp, Inc.	130	387
Harris & Harris Group, Inc.*	60	383
Centerstate Banks of Florida, Inc.	21	375
PennantPark Investment Corp.	50	371
Anchor BanCorp Wisconsin, Inc.	50	368
Corus Bankshares, Inc.	90	365
Oceanfirst Financial Corp.	20	362
Banner Corp.	30	360
Encore Bancshares, Inc.*	20	360
Life Partners Holdings, Inc.	10	360
Clifton Savings Bancorp, Inc.	30	360

		Market
	Shares	Value

Evercore Partners, Inc. — Class A	20	$360
Guaranty Financial Group, Inc.*	90	356
One Liberty Properties, Inc.	20	353
United Community Financial Corp.	70	350
JER Investors Trust, Inc.	72	347
American Capital Agency Corp.	20	346
BlackRock Kelso Capital Corp.	30	346
First South Bancorp, Inc.	20	345
Care Investment Trust, Inc.	30	344
Kohlberg Capital Corp.	40	344
BGC Partners, Inc. — Class A	80	343
United Security Bancshares	20	327
NASB Financial, Inc.	10	325
Anthracite Capital, Inc.	60	322
Patriot Capital Funding, Inc.	50	319
Epoch Holding Corp.	30	317
Rockville Financial, Inc.	20	315
Meridian Interstate Bancorp, Inc.*	30	306
Resource Capital Corp.	50	303
US Global Investors, Inc. — Class A	30	302
Advance America Cash Advance Centers, Inc.	100	299
Roma Financial Corp.	20	295
EMC Insurance Group, Inc.	10	295
Pennsylvania Commerce Bancorp, Inc.*	9	268
Gramercy Capital Corp.	100	259
Home Federal Bancorp, Inc.	20	255
NYMAGIC, Inc.	10	253
International Assets Holding Corp.*	10	241
Grubb & Ellis Co.	89	240
Midwest Banc Holdings, Inc.	60	240
Cardtronics, Inc.*	30	236
FirstFed Financial Corp.*†	30	235
Fox Chase Bancorp, Inc.*	20	234
Independence Holding Co.	20	231
Westfield Financial, Inc.	20	206
Fifth Street Finance Corp.	20	201
Waterstone Financial, Inc.*	20	195
Resource America, Inc. — Class A	20	190
Pzena Investment Management, Inc. — Class A	20	190

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

AmCOMP, Inc.*	15	$174
Broadpoint Securities Group, Inc.*	60	174
Credit Acceptance Corp.*	10	170
Downey Financial Corp.	60	168
Brooklyn Federal Bancorp, Inc.	11	163
Primus Guaranty Ltd.*	60	157
CompuCredit Corp.*	40	157
Ampal American Israel — Class A*	50	155
W Holding Co., Inc.	280	151
Meruelo Maddux Properties, Inc.*	110	134
First Acceptance Corp.*	39	133
Santander BanCorp	12	130
Doral Financial Corp.*	9	98
Hallmark Financial Services, Inc.*	10	91
Federal Agricultural Mortgage Corp.	20	82
FX Real Estate and Entertainment, Inc.*	30	31

Total Financials		560,928

INFORMATION TECHNOLOGY 10.1%
Foundry Networks, Inc.*	360	6,556
Sybase, Inc.*	200	6,124
Parametric Technology Corp.*	290	5,336
Micros Systems, Inc.*	200	5,332
Microsemi Corp.*	200	5,096
Polycom, Inc.*	220	5,089
CACI International, Inc. — Class A*	95	4,759
Anixter International, Inc.*	71	4,225
Concur Technologies, Inc.*	110	4,209
PMC — Sierra, Inc.*	550	4,081
Jack Henry & Associates, Inc.	190	3,863
Perot Systems Corp. — Class A*	220	3,817
Solera Holdings, Inc.*	130	3,734
VistaPrint Ltd.*	110	3,612
Wright Express Corp.*	119	3,552
Atheros Communications, Inc.*	150	3,537
Skyworks Solutions, Inc.*	410	3,428
Gartner, Inc. — Class A*	150	3,402
TIBCO Software, Inc.*	460	3,367
Fair Isaac Corp.	143	3,296
Macrovision Solutions Corp.*	210	3,230

		Market
	Shares	Value

Blackboard, Inc.*	80	$3,223
Take-Two Interactive Software, Inc.*	190	3,116
Comtech Telecommunications Corp.*	61	3,004
Ariba, Inc.*	210	2,967
Mantech International Corp. — Class A*	50	2,964
Intermec, Inc.*	150	2,946
Omniture, Inc.*	160	2,938
Digital River, Inc.*	90	2,916
Informatica Corp.*	220	2,858
VeriFone Holdings, Inc.*	170	2,812
Cybersource Corp.*	170	2,739
ADTRAN, Inc.	140	2,729
Plantronics, Inc.	120	2,702
InterDigital, Inc.*	110	2,645
Mentor Graphics Corp.*	230	2,610
Progress Software Corp.*	100	2,599
Synaptics, Inc.*	85	2,569
j2 Global Communications, Inc.*	110	2,568
SRA International, Inc. — Class A*	110	2,489
Websense, Inc.*	110	2,458
Net 1 UEPS Technologies, Inc.*	110	2,456
L-1 Identity Solutions, Inc.*	160	2,445
MPS Group, Inc.*	240	2,419
Arris Group, Inc.*	310	2,396
MKS Instruments, Inc.*	120	2,389
Benchmark Electronics, Inc.*	169	2,380
3Com Corp.*	1,000	2,330
EarthLink, Inc.*	269	2,286
Quest Software, Inc.*	180	2,284
Avocent Corp.*	110	2,251
ValueClick, Inc.*	220	2,251
Emulex Corp.*	210	2,241
Tekelec*	160	2,238
Infinera Corp.*	230	2,199
Coherent, Inc.*	61	2,169
Rofin-Sinar Technologies, Inc.*	70	2,143
FEI Co.*	89	2,119
Semtech Corp.*	150	2,094
Formfactor, Inc.*	120	2,090
Plexus Corp.*	100	2,070
THQ, Inc.*	170	2,047
Lawson Software, Inc.*	290	2,030
Blackbaud, Inc.	110	2,029
Cymer, Inc.*	80	2,026
Cognex Corp.	100	2,016

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Scansource, Inc.*	70	$2,015
Euronet Worldwide, Inc.*	120	2,008
Tessera Technologies, Inc.*	120	1,961
Cabot Microelectronics Corp.*	61	1,957
Harmonic, Inc.*	230	1,943
Power Integrations, Inc.*	80	1,928
RF Micro Devices, Inc.*	660	1,927
Avid Technology, Inc.*	80	1,925
Checkpoint Systems, Inc.*	100	1,882
Acxiom Corp.	150	1,881
DealerTrack Holdings, Inc.*	110	1,852
Imation Corp.	82	1,852
Sanmina-SCI Corp.*	1,320	1,848
MAXIMUS, Inc.	50	1,842
TiVo, Inc.*	250	1,830
Electronics for Imaging, Inc.*	130	1,811
Wind River Systems, Inc.*	180	1,800
United Online, Inc.	190	1,788
Data Domain, Inc.*	80	1,782
SYKES Enterprises, Inc.*	80	1,757
Riverbed Technology, Inc.*	140	1,753
Triquint Semiconductor, Inc.*	360	1,724
Amkor Technology, Inc.*	270	1,720
Quality Systems, Inc.	40	1,690
MTS Systems Corp.	40	1,684
Hittite Microwave Corp.*	50	1,680
Sapient Corp.*	220	1,635
Ultimate Software Group, Inc.*	60	1,620
Palm, Inc.	270	1,612
Insight Enterprises, Inc.*	120	1,609
ACI Worldwide, Inc.*	91	1,594
CSG Systems International, Inc.*	89	1,560
Interwoven, Inc.*	110	1,553
Sycamore Networks, Inc.*	480	1,550
Heartland Payment Systems, Inc.	60	1,534
Standard Microsystems Corp.*	60	1,499
Littelfuse, Inc.*	50	1,486
OmniVision Technologies, Inc.*	130	1,483
Rogers Corp.*	40	1,479
Technitrol, Inc.	100	1,479
Sonus Networks, Inc.*	510	1,469
Mastec, Inc.*	110	1,462
ATMI, Inc.*	80	1,438
ViaSat, Inc.*	60	1,415
Advent Software, Inc.*	40	1,409
Black Box Corp.	40	1,381

		Market
	Shares	Value

Tyler Technologies, Inc.*	90	$1,365
Vocus, Inc.*	40	1,358
Entegris, Inc.*	280	1,355
Netgear, Inc.*	90	1,350
Manhattan Associates, Inc.*	60	1,340
Brooks Automation, Inc.*	160	1,338
Daktronics, Inc.	80	1,333
Commvault Systems, Inc.*	110	1,325
Powerwave Technologies, Inc.*	330	1,307
Dycom Industries, Inc.*	100	1,302
Diodes, Inc.*	70	1,291
EPIQ Systems, Inc.*	90	1,224
MercadoLibre, Inc.*	60	1,221
Greenfield Online, Inc.*	70	1,218
Monolithic Power Systems, Inc.*	70	1,216
Park Electrochemical Corp.	50	1,212
Netlogic Microsystems, Inc.*	40	1,210
SAVVIS, Inc.*	90	1,210
Taleo Corp.*	60	1,193
MicroStrategy, Inc. — Class A*	20	1,191
Veeco Instruments, Inc.*	80	1,185
Epicor Software Corp.*	150	1,183
MSC.Software Corp.*	110	1,177
SPSS, Inc.*	40	1,174
Forrester Research, Inc.*	40	1,173
RealNetworks, Inc.*	230	1,168
Bankrate, Inc.*	30	1,167
TNS, Inc.*	60	1,162
ModusLink Global Solutions, Inc.*	120	1,153
Ness Technologies, Inc.*	100	1,147
Blue Coat Systems, Inc.*	80	1,135
Art Technology Group, Inc.*	320	1,126
Cavium Networks, Inc.*	80	1,126
DTS, Inc. — Class A*	40	1,113
Advanced Energy Industries, Inc.*	80	1,094
TTM Technologies, Inc.*	110	1,091
Micrel, Inc.	120	1,088
Netezza Corp.*	100	1,061
Zoran Corp.*	130	1,061
CTS Corp.	80	1,022
Cogent, Inc.*	100	1,022
Sigma Designs, Inc.*	70	995
Electro Scientific Industries, Inc.*	70	995
Finisar Corp.*	980	990
Adaptec, Inc.*	301	987
InfoSpace, Inc.	90	977

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

IPG Photonics Corp.*	50	$976
Newport Corp.*	90	970
Silicon Image, Inc.*	180	961
China Security & Surveillance Technology, Inc.*	69	958
Applied Micro Circuits Corp.*	160	957
Utstarcom, Inc.*	280	944
OSI SYSTEMS INC*	40	940
Cohu, Inc.	59	933
JDA Software Group, Inc.*	60	913
Ciber, Inc.*	130	909
Starent Networks Corp.*	70	906
SI International, Inc.*	30	902
SYNNEX Corp.*	40	894
Terremark Worldwide, Inc.*	130	893
EMS Technologies, Inc.*	40	892
Emcore Corp.*	180	889
RightNow Technologies, Inc.*	70	880
Stratasys, Inc.*	50	874
Cirrus Logic, Inc.*	160	872
Brightpoint, Inc.*	120	864
Bel Fuse, Inc. — Class B	30	854
Constant Contact, Inc.*	50	854
Ebix, Inc.*	9	846
Supertex, Inc.*	30	845
Integral Systems, Inc.*	40	831
AsiaInfo Holdings, Inc.*	89	817
Faro Technologies, Inc.*	40	815
Internet Capital Group, Inc.*	100	811
Ixia*	110	811
Methode Electronics, Inc. — Class A	90	805
Symyx Technologies, Inc.*	80	793
Seachange International, Inc.*	80	773
Universal Display Corp.*	70	767
Volterra Semiconductor Corp.*	60	764
Actel Corp.*	60	749
Netscout Systems, Inc.*	70	745
Neutral Tandem, Inc.*	40	742
Extreme Networks, Inc.*	220	741
Syntel, Inc.	30	735
S1 Corp.*	120	734
Hughes Communications, Inc.*	20	734
Ultratech, Inc.*	60	726
Vasco Data Security International*	70	725
Cass Information Systems, Inc.	20	717

		Market
	Shares	Value

Secure Computing Corp.*	130	$712
comScore, Inc.*	40	705
Measurement Specialties, Inc.*	40	698
Hutchinson Technology, Inc.*	60	695
Echelon Corp.*	70	692
NIC, Inc.	100	690
Exar Corp.*	90	689
LoopNet, Inc.*	70	688
Rackable Systems, Inc.*	70	687
Silicon Storage Technology, Inc.*	210	685
SonicWALL, Inc.*	130	681
Move, Inc.*	320	678
Rudolph Technologies, Inc.*	80	670
Maxwell Technologies, Inc.*	50	667
Aruba Networks, Inc.*	130	667
SuccessFactors, Inc.*	60	654
Vignette Corp.*	60	644
ShoreTel, Inc.*	110	631
Switch & Data Facilities Co., Inc.*	50	623
Marchex, Inc.	60	617
Hypercom Corp.*	155	617
STEC, Inc.*	80	616
Photon Dynamics, Inc.*	40	614
Digi International, Inc.*	60	612
Radiant Systems, Inc.*	70	608
Agilysys, Inc.	60	605
Oplink Communications, Inc.*	50	604
Parkervision, Inc.*	60	600
Lattice Semiconductor Corp.*	290	597
Kulicke & Soffa Industries, Inc.*	130	586
The Knot, Inc.*	70	585
BearingPoint, Inc.*	540	578
NCI, Inc.*	20	570
Smith Micro Software, Inc.*	80	568
Mattson Technology, Inc.*	120	568
Phoenix Technologies, Ltd.*	70	559
TeleCommunication Systems, Inc. — Class A*	80	553
Gerber Scientific, Inc.*	60	548
Symmetricom, Inc.*	110	547
IXYS Corp.*	60	545
Hackett Group, Inc.*	100	544
Online Resources Corp.*	70	544
Super Micro Computer, Inc.*	60	541
i2 Technologies, Inc.*	40	540
LTX-Credence Corp.*	310	539
FalconStor Software, Inc.*	100	536

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Quantum Corp.*	510	$536
Mercury Computer Systems, Inc.*	60	534
Intevac, Inc.*	50	532
Perficient, Inc.*	80	531
Kopin Corp.*	170	530
infoGROUP, Inc.	80	529
Actuate Corp.*	150	525
Pericom Semiconductor Corp.*	50	525
Bottomline Technologies, Inc.*	50	520
Pegasystems, Inc.	40	516
Radisys Corp.*	60	516
Advanced Analogic Technologies, Inc.*	110	512
Global Cash Access Holdings, Inc.*	100	506
Zygo Corp., Inc.*	40	503
Spansion, Inc.*	320	496
Semitool, Inc.*	60	491
Transmeta Corp.*	30	486
Novatel Wireless, Inc.*	80	485
Compellent Technologies, Inc.*	39	484
Synchronoss Technologies, Inc.*	50	471
Harris Stratex Networks, Inc. — Class A*	60	469
PC-Tel, Inc.	50	466
Immersion Corp.*	80	466
Eagle Test Systems, Inc.*	30	459
DSP Group, Inc.*	60	459
MRV Communications, Inc.*	390	456
DivX, Inc.*	70	453
Anadigics, Inc.*	161	452
Internap Network Services Corp.*	130	452
3PAR, Inc.*	70	452
DemandTec, Inc.*	50	451
Monotype Imaging Holdings, Inc.*	40	445
Loral Space & Communications, Inc.*	30	443
Magma Design Automation, Inc.*	110	442
Axcelis Technologies, Inc.*	260	442
Globecomm Systems, Inc.*	50	437
Gevity HR, Inc.	60	437
Liquidity Services Inc.*	40	434
iGate Corp.*	50	434

		Market
	Shares	Value

Internet Brands, Inc. — Class A*	60	$418
Ceva, Inc.*	50	415
Cray, Inc.*	80	414
Anaren, Inc.*	40	406
Acme Packet, Inc.*	70	401
Double-Take Software, Inc.*	40	398
Keynote Systems, Inc.*	30	398
Presstek, Inc.*	70	395
Orbcomm, Inc.*	80	394
Rackspace Hosting*	40	391
MIPS Technology, Inc.*	110	386
Website Pros, Inc.*	70	378
Techwell, Inc.*	40	377
Microtune, Inc.*	140	375
Safeguard Scientifics, Inc.*	300	375
Opnet Technologies, Inc.*	30	365
Sourcefire, Inc.*	50	365
Chordiant Software, Inc.*	71	364
NetSuite, Inc.*	20	360
SupportSoft, Inc.*	120	360
Trident Microsystems, Inc.*	150	360
PLX Technology, Inc.*	70	358
Airvana, Inc.*	60	353
ExlService Holdings, Inc.*	39	342
Smart Modular Technologies WWH, Inc.*	110	330
American Software, Inc. — Class A	60	327
Entrust, Inc.*	150	323
Callidus Software, Inc.*	80	317
Cogo Group, Inc.*	60	316
OpenTV Corp.*	220	310
TheStreet.com, Inc.	50	300
Multi-Fineline Electronix, Inc.*	20	296
BigBand Networks, Inc.*	80	295
CPI International, Inc.*	20	290
Asyst Technologies, Inc.*	120	288
KEMET Corp.*	210	286
Dice Holdings, Inc.*	40	284
NVE Corp.*	10	283
Bookham, Inc.*	250	283
PROS Holdings, Inc.*	30	282
Rimage Corp.*	20	279
China Information Security Technology, Inc.*	59	277
Interactive Intelligence, Inc.*	30	271
Isilon Systems, Inc.*	60	265
Sonic Solutions, Inc.*	60	264
Renaissance Learning, Inc.	20	260
Ultra Clean Holdings*	50	252

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Unica Corp.*	30	$235
ICx Technologies, Inc.*	30	231
Comverge, Inc.*	50	230
Opnext, Inc.*	50	230
SiRF Technology Holdings, Inc.*	150	224
Rubicon Technology, Inc.*	30	217
TechTarget, Inc.*	30	210
QAD, Inc.	30	208
PC Mall, Inc.*	30	205
Photronics, Inc.*	100	188
Deltek, Inc.*	30	182
HSW International, Inc.*	70	182
Limelight Networks Inc.*	70	175
ArcSight, Inc.*	20	153
PC Connection, Inc.*	20	134
Virtusa Corp.*	20	130
AuthenTec, Inc.*	59	127
Guidance Software, Inc.*	20	94
Bidz.com, Inc.*	10	87
Nextwave Wireless, Inc.*	120	72
Midway Games, Inc.*	30	71
Elixir Gaming Technologies, Inc.*	170	56
Avanex Corp.*	10	47
Entropic Communications, Inc.*	21	30

Total Information Technology		436,912

INDUSTRIALS 9.5%
Waste Connections, Inc.*	202	6,929
Energy Conversion Devices, Inc.*	110	6,407
Wabtec Corp.	120	6,148
Watson Wyatt & Co. Holdings	110	5,470
Woodward Governor Co.	150	5,290
Teledyne Technologies, Inc.*	90	5,144
Curtiss-Wright Corp.	109	4,954
Clarcor, Inc.	130	4,933
Moog, Inc. — Class A*	110	4,717
Brady Corp. — Class A	130	4,586
GrafTech International Ltd.*	300	4,533
EMCOR Group, Inc.*	170	4,474
Belden, Inc.	133	4,228
Acuity Brands, Inc.	100	4,176
Hexcel Corp.*	287	3,929
Nordson Corp.	80	3,929
Tetra Tech, Inc.*	150	3,609
Orbital Sciences Corp.*	150	3,595
Actuant Corp. — Class A	140	3,534

		Market
	Shares	Value

Herman Miller, Inc.	140	$3,426
IKON Office Solutions, Inc.	200	3,402
Regal-Beloit Corp.	80	3,402
HUB Group, Inc. — Class A*	90	3,388
Clean Harbors, Inc.*	50	3,377
Perini Corp.*	130	3,353
Baldor Electric Co.	110	3,169
Kaydon Corp.	70	3,154
Mine Safety Appliances Co.	80	3,050
Watsco, Inc.	60	3,017
Genesee & Wyoming, Inc. — Class A*	80	3,002
Applied Industrial Technologies, Inc.	109	2,935
ESCO Technologies, Inc.*	60	2,890
United Stationers, Inc.*	60	2,870
Granite Construction, Inc.	80	2,866
Huron Consulting Group, Inc.*	50	2,849
Knight Transportation, Inc.	167	2,834
HNI Corp.	110	2,787
Esterline Technologies Corp.*	70	2,771
TransDigm Group, Inc.*	80	2,738
UAL Corp.	310	2,725
Franklin Electric Co., Inc.	59	2,628
Geo Group, Inc.*	130	2,627
Mueller Water Products, Inc. — Class A	290	2,604
Ceradyne, Inc.*	70	2,566
Resources Connection, Inc.*	110	2,478
Simpson Manufacturing Co., Inc.	90	2,438
Barnes Group, Inc.	120	2,426
ABM Industries, Inc.	110	2,402
SkyWest, Inc.	150	2,397
Werner Enterprises, Inc.	110	2,388
Navigant Consulting, Inc.*	120	2,387
American Superconductor Corp.*	100	2,357
II-VI, Inc.*	60	2,320
CoStar Group, Inc.*	50	2,269
Alaska Air Group, Inc.*	108	2,202
Lindsay Manufacturing Co.	30	2,182
Heartland Express, Inc.	140	2,173
Middleby Corp.*	40	2,172
Robbins & Myers, Inc.	70	2,165
Korn/Ferry International, Inc.*	120	2,138
JetBlue Airways Corp.*	430	2,128
Mueller Industries, Inc.	90	2,071
Arkansas Best Corp.	60	2,021
Healthcare Services Group	110	2,012

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Chart Industries, Inc.*	70	$1,999
Genco Shipping & Trading Ltd.	60	1,994
Evergreen Solar, Inc.*	360	1,987
Old Dominion Freight Line, Inc.*	70	1,984
Heico Corp.	60	1,969
A.O. Smith Corp.	50	1,959
Briggs & Stratton Corp.	120	1,942
Titan International, Inc.	90	1,919
Watts Industries, Inc. — Class A	70	1,914
Albany International Corp. — Class A	70	1,913
Forward Air Corp.	70	1,906
Rollins, Inc.	100	1,898
Deluxe Corp.	130	1,871
EnPro Industries, Inc.*	50	1,858
Badger Meter, Inc.	39	1,831
Triumph Group, Inc.	40	1,828
Knoll, Inc.	120	1,814
Team, Inc.*	50	1,806
TrueBlue, Inc.*	110	1,778
Layne Christensen Co.*	50	1,771
Mobile Mini, Inc.*	90	1,740
Circor International, Inc.	40	1,737
Mcgrath Rentcorp	60	1,729
PHH Corp.*	130	1,728
Beacon Roofing Supply, Inc.*	110	1,718
Kaman Corp. — Class A	60	1,709
US Airways Group, Inc.*	280	1,688
RBC Bearings, Inc.*	50	1,684
YRC Worldwide, Inc.*	140	1,674
AAR Corp.*	100	1,659
Eagle Bulk Shipping Inc.	119	1,659
G & K Services, Inc. — Class A	50	1,653
Federal Signal Corp.	120	1,644
Administaff, Inc.	60	1,633
Comfort Systems USA, Inc.	120	1,603
NCI Building Systems, Inc.*	50	1,588
American Reprographics Co.*	91	1,570
School Specialty, Inc.*	50	1,560
Raven Industries, Inc.	39	1,535
Gorman-Rupp Co.	40	1,509
Pacer International, Inc.	90	1,482
Interface, Inc. — Class A	130	1,478
Viad Corp.	50	1,440
Ameron International Corp.	20	1,433
Universal Forest Products, Inc.	40	1,396

		Market
	Shares	Value

Quanex Building Products Corp.	90	$1,372
Tennant Co.	40	1,370
RSC Holdings, Inc.*	120	1,363
EnerSys*	69	1,360
Kelly Services, Inc. — Class A	70	1,334
Exponent, Inc.*	40	1,324
Gibraltar Industries, Inc.	70	1,310
Interline Brands, Inc.*	80	1,297
K-Tron International, Inc.*	10	1,288
Teletech Holdings, Inc.*	100	1,244
AZZ, Inc.*	30	1,241
Astec Industries, Inc.*	40	1,233
Atlas Air Worldwide Holdings Co., Inc.*	30	1,209
Advisory Board Co.*	40	1,206
Heidrick & Struggles International, Inc.	40	1,206
M&F Worldwide Corp.*	30	1,200
American Science & Engineering, Inc.	20	1,195
Axsys Technologies, Inc.*	20	1,179
Columbus McKinnon Corp. — Class A*	50	1,179
Taser International, Inc.*	160	1,144
Furmanite Corp.*	108	1,117
CBIZ, Inc.*	132	1,115
Blount International, Inc.*	100	1,113
American Ecology Corp.	39	1,079
Tredegar Corp.	60	1,067
Allegiant Travel Co.*	30	1,060
Insituform Technologies, Inc. — Class A*	70	1,047
Apogee Enterprises, Inc.	69	1,037
Altra Holdings, Inc.*	70	1,033
FuelCell Energy, Inc.*	170	1,025
Rush Enterprises, Inc. — Class A*	80	1,024
Tecumseh Products Co. — Class A*	40	1,002
DynCorp International, Inc. — Class A*	59	989
Cubic Corp.	40	984
Griffon Corp.*	109	983
ACCO Brands Corp.*	130	980
Aerovironment, Inc.*	30	959
Cornell Companies, Inc.*	35	951
Kenexa Corp. — Class A*	60	947
American Commercial Lines, Inc.*	89	947

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

NACCO Industries, Inc. — Class A	10	$945
Gencorp, Inc.*	140	944
Cenveo, Inc.*	121	930
Hawaiian Holdings, Inc.*	100	928
Republic Airways Holdings, Inc.*	90	917
LB Foster Co. — Class A*	30	913
Ennis Inc.	59	912
Encore Wire Corp.	50	906
Fuel Tech, Inc.*	50	905
Wabash National Corp.	95	898
Innerworkings, Inc.*	80	887
GeoEye, Inc.*	40	885
Gehl Co.*	30	883
Freightcar America, Inc.	30	878
Cascade Corp.	20	876
Northwest Pipe Co.*	20	872
GT Solar International, Inc.*	80	868
Kimball International, Inc. — Class B	80	864
Polypore International, Inc.*	40	860
Amerco, Inc.*	20	839
Colfax Corp.*	50	836
TAL International Group, Inc.	40	833
Standex International Corp.	30	833
Hill International, Inc.*	60	831
CRA International, Inc.*	30	824
Kforce, Inc.*	80	817
Powell Industries, Inc.*	20	816
Ladish Co., Inc.*	40	810
Bowne & Co., Inc.	70	809
EnergySolutions, Inc.	80	800
Sun Hydraulics Corp.	30	781
Marten Transport Ltd.*	40	780
Greenbrier Companies, Inc.	40	780
Stanley, Inc.*	20	738
Trex Co., Inc.*	40	724
On Assignment, Inc.*	91	717
Multi-Color Corp.	30	717
Ducommun, Inc.	30	716
AirTran Holdings, Inc.*	291	707
Argon ST, Inc.*	30	705
Casella Waste Systems, Inc. — Class A*	60	704
Ener1, Inc.*	90	703
Dynamic Materials Corp.	30	696
Michael Baker Corp.*	20	696
Horizon Lines, Inc. — Class A	70	691
Houston Wire & Cable Co.	40	687
Kadant, Inc.*	30	683

		Market
	Shares	Value

Spherion Corp.*	140	$682
American Woodmark Corp.	30	674
DHT Maritime, Inc.	100	672
Electro Rent Corp.	50	672
CDI Corp.	30	670
Great Lakes Dredge & Dock Corp. Co.	100	631
Duff & Phelps Corp. — Class A*	30	631
Courier Corp.	30	611
Consolidated Graphics, Inc.*	20	607
Schawk, Inc.	40	605
Dynamex, Inc.*	21	598
Hurco Companies, Inc.*	20	591
Pike Electric Corp.*	40	589
PeopleSupport, Inc.*	50	585
Met-Pro Corp.	40	584
Preformed Line Products Co.	10	583
Celadon Group, Inc.*	50	574
3D Systems Corp.*	40	570
Aceto Corp.	59	566
AAON, Inc.	30	546
Odyssey Marine Exploration, Inc.*	120	545
Insteel Industries, Inc.	40	544
Graham Corp.	10	541
DXP Enterprises, Inc.*	10	533
Orion Marine Group, Inc.*	50	525
Applied Signal Technology, Inc.	30	521
Ampco-Pittsburgh Corp.	20	518
NN, Inc.	40	514
Herley Industries, Inc.*	30	513
Teekay Tankers Ltd.	30	508
Thermadyne Holdings Corp.*	30	500
Sterling Construction Co., Inc.*	30	486
LECG Corp.*	60	484
Ultrapetrol Bahamas Ltd.*	60	471
Capstone Turbine Corp.*	360	464
Arlington Tankers Ltd.	30	461
Flow International Corp.*	90	457
Force Protection, Inc.*	170	456
LaBarge, Inc.*	30	452
Valence Technology, Inc.*	130	449
Waste Services Inc.*	60	445
Standard Parking Corp.*	20	444
Vicor Corp.	50	444
International Shipholding Corp.*	20	438
PMFG, Inc.*	30	435

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

First Advantage Corp. — Class A*	30	$422
Hudson Highland Group, Inc.*	60	417
Titan Machinery, Inc.*	20	416
LSI Industries, Inc.	50	414
TBS International Ltd. — Class A*	30	404
LMI Aerospace, Inc.*	20	402
Saia, Inc.*	30	398
ICF International, Inc.*	20	395
Standard Register Co.	40	394
COMSYS IT Partners, Inc.*	40	389
Fushi Copperweld, Inc.*	40	388
H&E Equipment Services, Inc.*	40	386
Lydall, Inc.*	40	385
Energy Recovery, Inc.*	40	384
TurboChef Technologies, Inc.*	60	369
PRG-Schultz International, Inc.*	40	358
Park-Ohio Holdings Corp.*	20	358
Commercial Vehicle Group, Inc.*	50	356
Advanced Battery Technologies, Inc.*	110	355
China Architectural Engineering, Inc.*	50	355
Metalico, Inc.*	60	354
Integrated Electrical Services, Inc.*	20	351
Alamo Group, Inc.	20	341
VSE Corp.	10	337
American Railcar Industries, Inc.	21	337
Microvision, Inc.*	170	330
Xerium Technologies, Inc.	50	322
Beacon Power Corp.*	219	318
China Fire & Security Group, Inc.*	30	315
Textainer Group Holdings Ltd.	20	304
China BAK Battery, Inc.*	80	288
Lawson Products, Inc.	10	277
Power-One, Inc.*	190	276
Twin Disc, Inc.	20	275
Volt Information Sciences, Inc.*	30	269
Trimas Corp.*	40	262
Flanders Corp.*	40	252

		Market
	Shares	Value

Universal Truckload Services, Inc.*	10	$244
PowerSecure International, Inc.*	40	242
Builders FirstSource, Inc.*	40	240
Harbin Electric, Inc.*	20	237
Key Technology, Inc.*	10	237
Ultralife Batteries, Inc.*	30	233
Omega Flex, Inc.	10	226
CAI International, Inc.*	20	221
EnerNOC, Inc.*	20	207
Coleman Cable Inc.*	20	201
Plug Power, Inc.*	200	198
Akeena Solar, Inc.*	50	190
Protection One, Inc.*	20	176
ICT Group, Inc.*	20	161
Medis Technologies Ltd.*	80	144
Accuride Corp.*	90	144
Ascent Solar Technologies, Inc.*	20	122
Orion Energy Systems Inc.*	20	112
Dollar Thrifty Automotive Group, Inc.*	50	97
China Direct, Inc.*	20	84

Total Industrials		413,446

HEALTH CARE 8.5%
Alexion Pharmaceuticals, Inc.*	190	7,467
Myriad Genetics, Inc.*	110	7,137
OSI Pharmaceuticals, Inc.*	140	6,901
United Therapeutics Corp.*	60	6,310
Steris Corp.	150	5,637
Immucor, Inc.*	170	5,433
Psychiatric Solutions, Inc.*	140	5,313
Onyx Pharmaceuticals, Inc.*	140	5,065
Bio-Rad Laboratories, Inc. — Class A*	50	4,956
Owens & Minor, Inc.	100	4,850
NuVasive, Inc.*	90	4,440
Magellan Health Services, Inc.*	100	4,106
Masimo Corp.*	110	4,092
Healthsouth Corp.*	220	4,055
Parexel International Corp.*	140	4,012
AMERIGROUP Corp.*	155	3,912
West Pharmaceutical Services, Inc.	80	3,906
Sequenom, Inc.*	140	3,727
Isis Pharmaceuticals, Inc.*	220	3,716
Haemonetics Corp.*	60	3,703

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Thoratec Corp.*	140	$3,675
Valeant Pharmaceuticals International*	170	3,480
Amedisys, Inc.*	70	3,407
Regeneron Pharmaceuticals, Inc.*	150	3,274
American Medical Systems Holdings, Inc.*	180	3,197
Alkermes, Inc.*	239	3,179
Dionex Corp.*	50	3,177
Cubist Pharmaceuticals, Inc.*	140	3,112
Celera Corp.*	200	3,090
Medicines Co.*	130	3,019
Varian, Inc.*	70	3,003
Eclipsys Corp.*	140	2,933
PSS World Medical, Inc.*	150	2,925
XenoPort, Inc.*	60	2,909
Meridian Bioscience, Inc.	100	2,904
PDL BioPharma, Inc.	300	2,793
Wright Medical Group, Inc.*	90	2,740
Alnylam Pharmaceuticals, Inc.*	90	2,605
Healthspring, Inc.*	120	2,539
Martek Biosciences Corp.*	80	2,514
Luminex Corp.*	100	2,501
Chemed Corp.	60	2,464
Sciele Pharma, Inc.*	80	2,463
Phase Forward, Inc.*	110	2,300
Conmed Corp.*	70	2,240
Centene Corp.*	109	2,236
Viropharma, Inc.*	170	2,230
Human Genome Sciences, Inc.*	340	2,159
Acorda Therapeutics, Inc.*	90	2,146
Rigel Pharmaceuticals, Inc.*	90	2,101
HealthExtras, Inc.*	80	2,090
Medicis Pharmaceutical Corp. — Class A	140	2,087
Savient Pharmaceuticals, Inc.*	140	2,087
Volcano Corp.*	120	2,075
Medarex, Inc.*	320	2,070
AmSurg Corp.*	80	2,038
Apria Healthcare Group, Inc.*	111	2,025
ArthroCare Corp.*	70	1,940
Cepheid, Inc.*	140	1,936
Invacare Corp.	80	1,931
Kindred Healthcare, Inc.*	70	1,930
Mentor Corp.	80	1,909
KV Pharmaceutical Co.*	80	1,817
ev3, Inc.*	180	1,807
PharMerica Corp.*	80	1,799

		Market
	Shares	Value

Integra LifeSciences Holdings Corp.*	40	$1,761
Allscripts Healthcare Solutions, Inc.*	140	1,742
Bruker BioSciences Corp.*	130	1,733
Symmetry Medical, Inc.*	90	1,670
athenahealth, Inc.*	50	1,663
Zoll Medical Corp.*	50	1,636
Align Technology, Inc.*	150	1,624
CV Therapeutics, Inc.*	150	1,620
Theravance, Inc.*	130	1,620
Gentiva Health Services, Inc.*	60	1,616
Sun Healthcare Group, Inc.*	110	1,613
Natus Medical, Inc.*	71	1,609
Seattle Genetics, Inc.*	150	1,605
Medivation, Inc.*	60	1,588
Exelixis, Inc.*	260	1,581
AMAG Pharmaceuticals, Inc.*	40	1,549
Datascope Corp.	30	1,549
Sunrise Senior Living, Inc.*	110	1,517
Analogic Corp.	30	1,493
Vital Signs, Inc.	20	1,478
Alpharma, Inc. — Class A*	40	1,476
Landauer, Inc.	20	1,455
Incyte Corp.*	190	1,453
Healthways, Inc.*	90	1,452
Greatbatch, Inc.*	59	1,448
HMS Holdings Corp.*	60	1,438
Abiomed, Inc.*	80	1,420
inVentiv Health, Inc.*	80	1,413
AMN Healthcare Services, Inc.*	80	1,406
InterMune, Inc.*	80	1,369
Vivus, Inc.*	170	1,350
Kendle International, Inc.*	30	1,341
Cougar Biotechnology, Inc.*	40	1,336
Conceptus, Inc.*	80	1,326
Merit Medical Systems, Inc.*	70	1,314
Dendreon Corp.*	230	1,313
eResearch Technology, Inc.*	110	1,310
Cross Country Healthcare, Inc.*	80	1,303
Auxilium Pharmaceuticals, Inc.*	40	1,296
SurModics, Inc.*	40	1,260
SonoSite, Inc.*	40	1,256
Emeritus Corp.*	50	1,245
Molina Healthcare, Inc.*	40	1,240
Universal American Financial Corp.*	100	1,219
RTI Biologics, Inc.*	130	1,215

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

MWI Veterinary Supply, Inc.*	30	$1,179
Quidel Corp.*	70	1,149
LHC Group, Inc.*	40	1,139
Neogen Corp.*	40	1,127
Durect Corp.*	200	1,120
Par Pharmaceutical Companies, Inc.*	90	1,106
Albany Molecular Research, Inc.*	61	1,103
Halozyme Therapeutics, Inc.*	150	1,101
Res-Care, Inc.*	60	1,088
Omnicell, Inc.*	80	1,052
Hanger Orthopedic Group, Inc.*	60	1,047
Enzo Biochem, Inc.*	95	1,043
Cyberonics, Inc.*	60	1,020
Abaxis, Inc.*	50	985
Allos Therapeutics, Inc.*	130	963
Questcor Pharmaceuticals, Inc.*	130	955
GTx, Inc.*	50	951
Angiodynamics, Inc.*	60	948
National Healthcare Corp.	20	942
Progenics Pharmaceuticals, Inc.*	70	932
Array Biopharma, Inc.*	119	914
ICU Medical, Inc.*	30	912
Sirona Dental Systems, Inc.*	39	908
CryoLife, Inc.*	69	905
Arena Pharmaceuticals, Inc.*	180	900
IRIS International, Inc.*	50	895
Assisted Living Concepts, Inc. — Class A*	140	892
Pain Therapeutics, Inc.*	90	879
Bio-Reference Labs, Inc.*	30	867
MedAssets, Inc.*	50	860
NPS Pharmaceuticals, Inc.*	120	857
Air Methods Corp.*	30	849
Nektar Therapeutics*	230	826
Odyssey HealthCare, Inc.*	80	812
Enzon Pharmaceuticals, Inc.*	110	812
Pharmasset, Inc.*	40	798
Almost Family, Inc.*	20	791
Momenta Pharmaceuticals, Inc.*	60	787
Osiris Therapeutics, Inc.*	40	772
Salix Pharmaceuticals Ltd.*	120	769
Geron Corp.*	190	750
Orthofix International NV*	40	745
Accuray, Inc.*	90	726
RehabCare Group, Inc.*	40	724

		Market
	Shares	Value

Akorn, Inc.*	140	$718
Omrix Biopharmaceuticals, Inc.*	40	718
Medcath Corp.*	40	717
Idera Pharmaceuticals, Inc.*	50	703
Noven Pharmaceuticals, Inc.*	60	701
Life Sciences Research, Inc.*	20	700
Insulet Corp.*	50	696
Sangamo Biosciences, Inc.*	90	693
XOMA Ltd.*	330	693
Genomic Health, Inc.*	30	679
Palomar Medical Technologies, Inc.*	50	673
Cypress Bioscience, Inc.*	90	661
Somanetics Corp.*	30	656
Genoptix Inc.*	20	653
Triple-S Management Corp. — Class B*	40	652
ImmunoGen, Inc.*	130	638
Indevus Pharmaceuticals, Inc.*	190	636
Skilled Healthcare Group, Inc. — Class A*	40	636
Pozen, Inc.*	60	631
Kensey Nash Corp.*	20	629
Vnus Medical Technologies, Inc.*	30	628
Emergency Medical Services Corp. — Class A*	21	627
Ligand Pharmaceuticals, Inc. — Class B*	210	619
Alliance Imaging, Inc.*	60	616
Dyax Corp.*	139	612
Computer Programs & Systems, Inc.	21	608
Nabi Biopharmaceuticals*	130	606
Vital Images, Inc.*	40	600
Zymogenetics, Inc.*	90	599
OraSure Technologies, Inc.*	120	590
Corvel Corp.*	20	572
Synovis Life Technologies, Inc.*	30	565
Micrus Endovascular Corp.*	40	558
Affymetrix, Inc.*	72	557
Capital Senior Living Corp.*	72	547
Metabolix, Inc.*	50	544
Orexigen Therapeutics, Inc.*	50	539
Hansen Medical, Inc.*	40	538
Medical Action Industries, Inc.*	40	525
US Physical Therapy, Inc.*	30	521
Cardiac Science Corp.*	50	518

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

IPC The Hospitalist Co., Inc.*	20	$514
MannKind Corp.*	130	502
Clinical Data, Inc.*	30	482
Optimer Pharmaceuticals, Inc.*	60	477
Neurocrine Biosciences, Inc.*	100	469
I-Flow Corp.*	50	466
Celldex Therapeutics, Inc.*	40	465
TomoTherapy, Inc.*	100	458
Discovery Laboratories, Inc.*	240	449
Exactech, Inc.*	20	445
Cadence Pharmaceuticals, Inc.*	50	444
Orthovita, Inc.*	170	442
Depomed, Inc.*	120	438
Idenix Pharmaceuticals, Inc.*	60	434
DexCom, Inc.*	70	433
Nighthawk Radiology Holdings, Inc.*	60	433
Cambrex Corp.*	70	431
Stereotaxis, Inc.*	70	424
Ariad Pharmaceuticals, Inc.*	170	420
BMP Sunstone Corp.*	60	416
Ardea Biosciences, Inc.*	30	415
Novavax, Inc.*	140	406
Obagi Medical Products, Inc.*	40	399
Inspire Pharmaceuticals, Inc.*	110	393
Emergent Biosolutions, Inc.*	30	393
Accelrys, Inc.*	70	384
Adolor Corp.*	110	380
Repligen Corp.*	80	377
Caraco Pharm Labs, Inc.*	30	375
Spectranetics Corp.*	80	370
PharmaNet Development Group, Inc.*	50	361
Cynosure, Inc.*	20	359
Tercica, Inc.*	40	358
Lexicon Genetics, Inc.*	200	356
Ensign Group, Inc.	20	342
Caliper Life Sciences, Inc.*	120	336
FGX International Holdings Ltd.*	30	332
BioMimetic Therapeutics, Inc.*	30	332
Chindex International, Inc.*	30	326
Arqule, Inc.*	100	322
Javelin Pharmaceuticals, Inc.*	120	312
Columbia Labs, Inc. Com*	119	312
Molecular Insight Pharmaceuticals, Inc.*	40	307
Synta Pharmaceuticals Corp.*	40	305
Five Star Quality Care, Inc.*	80	300

		Market
	Shares	Value

Affymax, Inc.*	15	$298
TranS1, Inc.*	30	297
Alexza Pharmaceuticals, Inc.*	60	296
Providence Service Corp.*	30	294
Targacept, Inc.*	50	291
Cantel Medical Corp.*	30	289
Immunomedics, Inc.*	160	285
Alphatec Holdings, Inc.*	60	276
Cytori Therapeutics, Inc.*	50	264
Nanosphere, Inc.*	30	256
Maxygen Inc.*	60	254
NxStage Medical, Inc.*	60	253
CardioNet, Inc.*	10	250
Acadia Pharmaceuticals, Inc.*	80	214
Opko Health, Inc.*	120	210
MAP Pharmaceuticals, Inc.*	20	202
RadNet, Inc.*	50	201
BioForm Medical, Inc.*	50	196
Cytokinetics, Inc.*	37	175
Sucampo Pharmaceuticals, Inc. — Class A*	20	171
Virtual Radiologic Corp.*	20	163
Vision-Sciences, Inc.*	40	160
Acura Pharmaceuticals, Inc.*	20	141
Amicus Therapeutics, Inc.*	9	136
MiddleBrook Pharmaceuticals, Inc.*	90	135
Cell Genesys, Inc.*	210	124
Marshall Edwards, Inc.*	50	108
Biodel, Inc.*	30	101
Jazz Pharmaceuticals, Inc.*	20	99
Rexahn Pharmaceuticals, Inc.*	70	90
Protalix BioTherapeutics, Inc.*	30	67

Total Health Care		368,177

CONSUMER DISCRETIONARY 7.5%
Aeropostale, Inc.*	170	5,459
The Warnaco Group, Inc.*	110	4,982
Bally Technologies, Inc.*	140	4,239
Tupperware Brands Corp.	150	4,144
Marvel Entertainment, Inc.*	120	4,097
Matthews International Corp. — Class A	80	4,059
Sotheby’s	202	4,052
Rent-A-Center, Inc.*	170	3,788
Wolverine World Wide, Inc.	142	3,757
Polaris Industries, Inc.	80	3,639
Tractor Supply Co.*	80	3,364
WMS Industries, Inc.*	110	3,363

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Jack in the Box, Inc.*	150	$3,165
Corinthian Colleges, Inc.*	210	3,150
J. Crew Group, Inc.*	110	3,143
Arbitron, Inc.	70	3,128
Deckers Outdoor Corp.*	30	3,122
Live Nation, Inc.*	190	3,091
Netflix, Inc.*	100	3,088
Fossil, Inc.*	109	3,077
Regis Corp.	110	3,025
Aaron Rents, Inc.	110	2,978
Gaylord Entertainment Co.*	100	2,937
Collective Brands, Inc.*	160	2,930
Ryland Group, Inc.	110	2,917
Life Time Fitness, Inc.*	90	2,814
Brunswick Corp.	220	2,814
Pool Corp.	120	2,800
Vail Resorts, Inc.*	80	2,796
Carter’s, Inc.*	141	2,782
Men’s Wearhouse, Inc.	130	2,761
Under Armour, Inc.*	80	2,541
Cheesecake Factory, Inc.*	170	2,485
Gymboree Corp.*	70	2,485
Chico’s FAS, Inc.*	440	2,407
Callaway Golf Co.	170	2,392
ArvinMeritor, Inc.	180	2,347
Interactive Data Corp.	90	2,270
Coinstar, Inc.*	70	2,240
Tempur-Pedic International, Inc.	189	2,223
Buckle, Inc.	40	2,222
Sonic Corp.*	150	2,185
Bob Evans Farms, Inc.	80	2,183
Brown Shoe Co., Inc.	132	2,162
Timberland Co. — Class A*	120	2,084
Sally Beauty Holdings, Inc.*	240	2,064
Children’s Place Retail Stores, Inc.*	60	2,001
Zale Corp.*	80	2,000
Meritage Homes Corp.*	80	1,976
Iconix Brand Group, Inc.*	140	1,831
Helen of Troy Ltd.*	80	1,822
American Greetings Corp. — Class A	119	1,820
Quiksilver, Inc.*	310	1,779
Jakks Pacific, Inc.*	70	1,744
Unifirst Corp.	40	1,724
Capella Education Co.*	40	1,714
Dress Barn, Inc.*	110	1,682
Ethan Allen Interiors, Inc.	60	1,681
Lear Corp.*	160	1,680
Jos. A. Bank Clothiers, Inc.*	50	1,680
Genesco, Inc.*	50	1,674

		Market
	Shares	Value

CEC Entertainment, Inc.*	50	$1,660
Dillard’s, Inc. — Class A	140	1,652
Stewart Enterprises, Inc. — Class A	210	1,651
Buffalo Wild Wings, Inc.*	40	1,610
CBRL Group, Inc.	61	1,604
Scholastic Corp.	60	1,541
Standard-Pacific Corp.*	310	1,522
American Public Education, Inc.*	30	1,448
Fred’s, Inc.	100	1,422
NutriSystem, Inc.	80	1,418
P.F. Chang’s China Bistro, Inc.*	60	1,412
Exide Technologies*	190	1,402
Hibbett Sports Inc.*	70	1,401
CKE Restaurants, Inc.	130	1,378
Steiner Leisure Ltd.*	40	1,375
Charming Shoppes, Inc.*	280	1,369
Stage Stores, Inc.	100	1,366
Papa John’s International, Inc.*	50	1,358
Skechers U.S.A., Inc. — Class A*	80	1,346
99 Cents Only Stores*	120	1,316
Belo Corp. — Class A	220	1,311
Group 1 Automotive, Inc.	60	1,304
Cooper Tire & Rubber Co.	150	1,290
Blue Nile, Inc.*	30	1,286
Tenneco, Inc.*	120	1,276
Columbia Sportswear Co.	30	1,259
Jo-Ann Stores, Inc.*	60	1,259
Cato Corp. — Class A	71	1,246
Domino’s Pizza, Inc.*	100	1,214
La-Z-Boy, Inc.	130	1,212
Dana Holding Corp.*	250	1,210
Cabela’s, Inc. — Class A*	100	1,208
ATC Technology Corp.*	50	1,187
Texas Roadhouse, Inc.*	130	1,169
Modine Manufacturing Co.	80	1,158
Superior Industries International, Inc.	60	1,150
Pinnacle Entertainment, Inc.*	150	1,134
National CineMedia, Inc.	100	1,105
RCN Corp.*	90	1,103
Finish Line, Inc. — Class A	110	1,099
thinkorswim Group, Inc.*	130	1,083
Pacific Sunwear of California, Inc.*	160	1,077
Blockbuster, Inc. — Class A*	525	1,076
Jackson Hewitt Tax Service, Inc.	70	1,074

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Red Robin Gourmet Burgers, Inc.*	40	$1,072
Champion Enterprises, Inc.*	190	1,054
Furniture Brands International, Inc.	100	1,052
K-Swiss, Inc. — Class A	60	1,044
Valassis Communications, Inc.*	120	1,039
True Religion Apparel, Inc.*	40	1,034
Fuel Systems Solutions, Inc.*	30	1,033
Oxford Industries, Inc.	40	1,033
Universal Electronics, Inc.*	40	999
Steven Madden, Ltd.*	40	991
Borders Group, Inc.	150	984
Churchill Downs, Inc.	20	980
Bebe Stores, Inc.	100	977
Cinemark Holdings, Inc.	71	966
Hovnanian Enterprises, Inc. — Class A*	120	959
PetMed Express, Inc.*	60	942
Raser Technologies, Inc.*	110	935
Harte-Hanks, Inc.	90	933
GSI Commerce, Inc.*	60	929
Monro Muffler Brake, Inc.	40	922
Asbury Automotive Group, Inc.	80	922
Lululemon Athletica, Inc.*	40	921
Pier 1 Imports, Inc.*	220	909
Winnebago Industries, Inc.	70	904
DG FastChannel, Inc.*	41	899
Movado Group, Inc.	40	894
Maidenform Brands, Inc.*	60	871
Volcom, Inc.*	50	864
Drew Industries, Inc.*	50	855
Universal Technical Institute, Inc.*	50	853
Ameristar Casinos, Inc.	60	851
Leapfrog Enterprises, Inc.*	80	845
Peet’s Coffee & Tea, Inc.*	30	838
The Wet Seal, Inc. — Class A*	230	835
Pre-Paid Legal Services, Inc.*	20	825
Zumiez, Inc.*	50	824
Coldwater Creek, Inc.*	140	811
Marcus Corp.	50	804
CKX, Inc.*	130	801
RC2 Corp.*	40	800
Ambassadors Group, Inc.	50	795
Overstock.com, Inc.*	40	792
Fisher Communications, Inc.	20	788
Talbots, Inc.	60	786

		Market
	Shares	Value

World Wrestling Entertainment, Inc.	50	$773
Visteon Corp.*	330	766
Morgans Hotel Group Co.*	70	764
Ruby Tuesday, Inc.*	130	753
CROCS, Inc.*	210	752
Media General, Inc.	60	746
National Presto Industries, Inc.	10	745
Charter Communications, Inc. — Class A*	1,020	745
Sauer, Inc.	30	741
HOT Topic, Inc.*	110	727
Cavco Industries, Inc.*	20	723
Sealy Corp.	110	711
Steinway Musical Instruments, Inc.*	25	708
Christopher & Banks Corp.	90	690
M/I Homes, Inc.	30	683
Hayes Lemmerz International, Inc.*	250	682
Blyth, Inc.	60	680
PEP Boys-Manny Moe & Jack	110	680
Wendy’s International, Inc.	130	679
DineEquity, Inc.	40	674
Weyco Group, Inc.	20	669
Ulta Salon Cosmetics & Fragrance, Inc.*	50	664
Shuffle Master, Inc.*	130	662
Avatar Holdings Inc.*	20	660
American Apparel, Inc.*	80	656
Sinclair Broadcast Group, Inc. — Class A	130	655
California Pizza Kitchen, Inc.*	50	643
Citi Trends, Inc.*	39	635
Cox Radio Inc. — Class A*	59	623
Denny’s Corp.*	240	619
McClatchy Co. — Class A	140	616
Steak n Shake Co.*	70	608
Dolan Media Co.*	60	605
Beazer Homes USA, Inc.*	100	598
iRobot Corp.*	40	593
Mediacom Communications Corp.*	100	592
American Axle & Manufacturing Holdings, Inc.	110	590
Tween Brands, Inc.*	60	587
Speedway Motorsports, Inc.	30	584
New York & Co., Inc.*	60	572

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Knology, Inc.*	70	$565
G-III Apparel Group Ltd.*	30	561
America’s Car Mart, Inc.*	30	558
Haverty Furniture Companies, Inc.	47	538
Journal Communications, Inc. — Class A	110	537
Unifi, Inc.*	110	532
K12 Inc.*	20	530
Skyline Corp.	20	529
Orbitz Worldwide, Inc.*	90	528
Core-Mark Holding Co., Inc.*	21	525
Big 5 Sporting Goods Corp.	50	516
CSS Industries, Inc.	20	515
Charlotte Russe Holding, Inc.*	50	512
Martha Stewart Omnimedia, Inc.*	60	511
Sonic Automotive, Inc.	60	508
drugstore.com, Inc.*	210	493
Shutterfly, Inc.*	50	481
BJ’s Restaurants, Inc.*	40	478
Stamps.com, Inc.*	40	467
Landry’s Restaurants, Inc.	30	467
Idearc, Inc.	370	463
Krispy Kreme Doughnuts, Inc.*	140	462
Stoneridge, Inc.*	40	450
Perry Ellis International, Inc.*	30	447
RHI Entertainment*	30	447
Cherokee, Inc.	20	440
O’Charleys, Inc.	50	438
AFC Enterprises, Inc.*	60	436
Gaiam, Inc.*	40	424
Systemax, Inc.	30	422
1-800-FLOWERS.com, Inc.*	70	421
Midas, Inc.*	30	413
DSW, Inc.*	30	411
Entravision Communications Corp. — Class A*	150	404
Global Sources Ltd.*	40	403
Luby’s, Inc.*	50	402
Amerigon, Inc.*	61	401
Lee Enterprises, Inc.	110	385
Dorman Products, Inc.*	30	376
Audiovox Corp. — Class A*	40	375
Conn’s, Inc.*	20	374
Entercom Communications Corp.	72	361
Lin TV Corp. — Class A*	70	361
Isle of Capri Casinos, Inc.*	40	361
Hooker Furniture Corp.	20	355

		Market
	Shares	Value

Casual Male Retail Group, Inc.*	90	$354
Outdoor Channel Holdings, Inc.*	40	352
Citadel Broadcasting Corp.*	450	351
Monarch Casino & Resort, Inc.*	30	342
Libbey, Inc.	40	340
RH Donnelley Corp.*	170	338
Smith & Wesson Holding Corp.*	90	337
Tuesday Morning Corp.*	80	330
Shoe Carnival, Inc.*	20	328
Circuit City Stores, Inc.*	420	319
Lodgian, Inc.*	40	312
Russ Berrie & Co., Inc.*	40	307
Brookfield Homes Corp.	21	302
Build-A-Bear Workshop, Inc.*	41	298
Cumulus Media, Inc. — Class A*	70	298
Kenneth Cole Productions, Inc. — Class A	20	294
hhgregg, Inc.*	30	293
MarineMax, Inc.*	39	282
Global Traffic Network, Inc.*	30	278
Nautilus, Inc.*	60	274
Retail Ventures, Inc.*	70	273
Dover Downs Gaming & Entertainment, Inc.	35	272
Quantum Fuel Systems Technologies Worldwide, Inc.*	210	271
Syms Corp.*	20	270
AH Belo Corp. — Class A	50	258
Wonder Auto Technology, Inc.*	40	256
Great Wolf Resorts, Inc.*	70	256
Dover Motorsports, Inc.	47	256
Spartan Motors, Inc.	80	254
Lumber Liquidators, Inc.*	20	251
Learning Tree International, Inc.*	20	249
Town Sports International Holdings, Inc.*	40	244
Princeton Review, Inc.*	30	240
Stein Mart, Inc.	60	235
Rex Stores Corp.*	20	231
Riviera Holdings Corp.*	30	221
Bluegreen Corp.*	30	207
Cache, Inc.*	30	206
Palm Harbor Homes, Inc.*	20	198

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Playboy Enterprises, Inc. — Class B*	50	$197
Ruth’s Chris Steak House*	50	197
Rick’s Cabaret International, Inc.*	20	196
Fleetwood Enterprises, Inc.*	190	194
Gray Television, Inc.	110	189
Marine Products Corp.	20	166
Fuqi International, Inc.*	20	163
Wendy’s/Arby’s Group, Inc. — Class A	30	158
Crown Media Holdings, Inc. — Class A*	30	151
Primedia, Inc.	60	146
Lincoln Educational Services Corp.*	10	132
Six Flags, Inc.*	180	124
Einstein Noah Restaurant Group, Inc.*	11	111
Westwood One, Inc.*	180	99
GateHouse Media, Inc.*	80	82

Total Consumer Discretionary		325,183

ENERGY 3.7%
EXCO Resources, Inc.*	370	6,038
Comstock Resources, Inc.*	110	5,505
Penn Virginia Corp.	100	5,344
Berry Petroleum Co. — Class A	132	5,112
Concho Resources, Inc.*	140	3,865
McMoRan Exploration Co.*	150	3,546
Arena Resources, Inc.*	90	3,496
Grey Wolf, Inc.*	449	3,493
Dril-Quip, Inc.*	80	3,471
Stone Energy Corp.*	76	3,217
Lufkin Industries, Inc.	40	3,174
Swift Energy Co.*	80	3,095
Atlas America, Inc.	89	3,036
ION Geophysical Corp.*	209	2,966
Bill Barrett Corp.*	90	2,890
Nordic American Tanker Shipping	90	2,885
GulfMark Offshore, Inc.*	60	2,693
Willbros Group, Inc.*	100	2,650
CARBO Ceramics, Inc.	50	2,580
BPZ Resources, Inc.*	150	2,580
Goodrich Petroleum Corp.*	59	2,572
Carrizo Oil & Gas, Inc.*	70	2,539
Crosstex Energy, Inc.	100	2,497
Complete Production Services, Inc.*	121	2,436

		Market
	Shares	Value

Rosetta Resources, Inc.*	130	$2,387
Ship Finance International Ltd.	110	2,372
Hornbeck Offshore Services, Inc.*	60	2,317
Parker Drilling Co.*	280	2,246
Delta Petroleum Corp.*	150	2,037
Bristow Group, Inc.*	60	2,030
NATCO Group, Inc.*	50	2,009
International Coal Group, Inc.*	320	1,997
GMX Resources, Inc.*	40	1,912
Petroleum Development Corp.*	40	1,775
Petroquest Energy, Inc.*	110	1,688
Contango Oil & Gas Co.*	30	1,619
World Fuel Services Corp.	70	1,612
Newpark Resources, Inc.*	220	1,606
Pioneer Drilling Co.*	120	1,596
USEC, Inc.*	280	1,515
Warren Resources, Inc.*	150	1,497
General Maritime Corp.	70	1,364
James River Coal Co.*	60	1,319
Oilsands Quest, Inc.*	440	1,316
ATP Oil & Gas Corp.*	70	1,247
Golar LNG Ltd.	89	1,182
Cal Dive International, Inc.*	110	1,166
Matrix Service Co.*	60	1,146
T-3 Energy Services, Inc. — Class A*	30	1,114
PHI, Inc.*	30	1,108
Knightsbridge Tankers Ltd.	40	1,059
Gulf Island Fabrication, Inc.	30	1,034
Vaalco Energy, Inc.*	150	1,026
Superior Well Services, Inc.*	40	1,012
RPC, Inc.	70	984
Gran Tierra Energy, Inc.*	260	965
Parallel Petroleum Corp.*	100	942
Dawson Geophysical Co.*	20	934
ENGlobal Corp.*	70	929
Energy XXI Bermuda Ltd.	300	912
Harvest Natural Resources, Inc.*	90	911
TXCO Resources, Inc.*	90	904
Callon Petroleum Co.*	50	901
Allis-Chalmers Energy, Inc.*	70	885
Basic Energy Services, Inc.*	40	852
VeraSun Energy Corp.*	260	814
FX Energy, Inc.*	100	744
Bronco Drilling Co., Inc.*	70	715
Western Refining, Inc.	70	708
Clean Energy Fuels Corp.*	50	707

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Gulfport Energy Corp.*	70	$703
Energy Partners Ltd.*	80	694
Venoco, Inc.*	50	650
Clayton Williams Energy, Inc.*	9	635
Rex Energy Corp.*	40	630
Brigham Exploration Co.*	53	582
Panhandle Oil and Gas, Inc. — Class A	20	573
Rentech, Inc.*	410	545
Natural Gas Services Group, Inc.*	30	524
Trico Marine Services, Inc.*	30	512
CVR Energy, Inc.*	59	503
Gasco Energy, Inc.*	230	419
BMB Munai, Inc.*	100	415
Northern Oil And Gas, Inc.*	50	407
Alon USA Energy, Inc.	30	404
OYO Geospace Corp.*	10	393
Tri-Valley Corp.*	60	380
Endeavour International Corp.*	280	370
National Coal Corp.*	70	366
Toreador Resources Corp.*	40	360
Meridian Resource Corp.*	190	350
RAM Energy Resources, Inc.*	120	347
Union Drilling, Inc.*	30	318
Westmoreland Coal Co.*	20	316
Bolt Technology Corp.*	20	289
Approach Resources, Inc.*	20	289
Double Eagle Petroleum Co.*	20	286
APCO Argentina, Inc.	10	283
Delek US Holdings, Inc.	30	278
Cano Petroleum, Inc.*	120	277
GeoMet, Inc.*	50	272
Cheniere Energy, Inc.*	120	270
Sulphco, Inc.*	130	261
Abraxas Petroleum Corp.*	100	261
Houston American Energy Corp.	40	253
American Oil & Gas, Inc.*	91	238
Georesources, Inc.*	20	229
GeoGlobal Resources, Inc.*	90	227
Aventine Renewable Energy Holdings, Inc.*	69	218
Uranium Resources, Inc.*	120	203
Mitcham Industries, Inc.*	20	202
Evergreen Energy Inc.*	210	197
Geokinetics, Inc.*	10	190
Quest Resource Corp.*	70	186
Pacific Ethanol, Inc.*	110	153

		Market
	Shares	Value

GreenHunter Energy, Inc.*	10	$143

Total Energy		159,396

MATERIALS 2.4%
Hercules, Inc.	280	5,541
Compass Minerals International, Inc.	80	4,191
Olin Corp.	190	3,686
Rock-Tenn Co. — Class A	90	3,598
Sensient Technologies Corp.	120	3,376
Solutia, Inc.*	240	3,360
Silgan Holdings, Inc.	60	3,065
Minerals Technologies, Inc.	50	2,968
Texas Industries, Inc.	72	2,942
W.R. Grace & Co.*	180	2,722
Rockwood Holdings, Inc.*	100	2,566
Royal Gold, Inc.	70	2,517
H.B. Fuller Co.	119	2,484
Louisiana-Pacific Corp.	260	2,418
Worthington Industries, Inc.	160	2,390
Deltic Timber Corp.	35	2,227
Ferro Corp.	109	2,191
Arch Chemicals, Inc.	60	2,118
Coeur d’Alene Mines Corp.*	1,371	2,098
Calgon Carbon Corp.*	100	2,036
Amcol International Corp.	60	1,876
Koppers Holdings, Inc.	50	1,870
OM Group, Inc.*	80	1,800
Kaiser Aluminum Corp.	40	1,718
NewMarket Corp.	30	1,577
Hecla Mining Co.*	320	1,498
Glatfelter	110	1,489
PolyOne Corp.*	230	1,483
Haynes International, Inc.*	30	1,405
A. Schulman, Inc.	70	1,385
Headwaters, Inc.*	100	1,335
Balchem Corp.	50	1,333
Zoltek Companies, Inc.*	70	1,198
RTI International Metals, Inc.*	60	1,174
Wausau Paper Corp.	110	1,114
Stepan Co.	20	1,091
Westlake Chemical Corp.	50	1,051
Brush Engineered Materials, Inc.*	50	929
Graphic Packaging Holding Co.*	360	900
Myers Industries, Inc.	70	883
Zep, Inc.	50	882
Quaker Chemical Corp.	30	854
Buckeye Technologies, Inc.*	100	819

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Neenah Paper, Inc.	40	$792
Spartech Corp.	80	792
Schweitzer-Mauduit International, Inc.	40	760
American Vanguard Corp.	50	754
Innophos Holdings, Inc.	30	731
Innospec, Inc.	60	724
General Moly, Inc.*	160	696
A.M. Castle & Co.	39	674
Flotek Industries, Inc.*	60	660
Allied Nevada Gold Corp.*	110	629
Olympic Steel, Inc.	20	590
Stillwater Mining Co.*	100	581
ShengdaTech, Inc.*	80	560
LSB Industries, Inc.*	40	554
Horsehead Holding Corp.*	90	531
Penford Corp.	30	531
GenTek, Inc.*	20	514
Universal Stainless & Alloy*	20	511
AbitibiBowater, Inc.*	130	503
Landec Corp.*	60	491
U S Concrete, Inc.*	100	447
ICO, Inc.*	70	393
Mercer International, Inc.*	80	293
Apex Silver Mines Ltd.*	149	256
KapStone Paper and Packaging Corp.*	40	254
Bway Holding Co.*	20	235
General Steel Holdings, Inc.*	30	214
NL Industries, Inc.	20	205
AEP Industries, Inc.*	9	180
Boise, Inc.*	90	140
China Precision Steel, Inc.*	41	137
Verso Paper Corp.	30	79
Sutor Technology Group Ltd.*	20	66

Total Materials		103,635

UTILITIES 2.2%
ITC Holdings Corp.	120	6,212
Westar Energy, Inc.	260	5,990
Piedmont Natural Gas Co.	180	5,753
Nicor, Inc.	109	4,834
WGL Holdings, Inc.	120	3,894
Cleco Corp.	150	3,787
Portland General Electric Co.	159	3,762
Northwest Natural Gas Co.	70	3,640
New Jersey Resources Corp.	100	3,589
Southwest Gas Corp.	110	3,329
IDACORP, Inc.	110	3,200
Allete, Inc.	70	3,115

		Market
	Shares	Value

Black Hills Corp.	100	$3,107
Avista Corp.	130	2,822
Otter Tail Power Co.	90	2,766
Unisource Energy Corp.	90	2,627
NorthWestern Corp.	100	2,513
South Jersey Industries, Inc.	70	2,499
Laclede Group, Inc.	50	2,425
El Paso Electric Co.*	109	2,289
PNM Resources, Inc.	220	2,253
Mge Energy, Inc.	60	2,133
UIL Holding Corp.	60	2,060
California Water Service Group	50	1,925
Empire District Electric Co.	80	1,708
CH Energy Group, Inc.	39	1,699
American States Water Co.	40	1,540
Ormat Technologies, Inc.	40	1,453
EnergySouth, Inc.	20	1,229
SJW Corp.	30	899
Southwest Water Co.	60	765
Central Vermont Public Service Corp.	30	703
Consolidated Water Co., Inc.	40	681
Chesapeake Utilities Corp.	20	664
Connecticut Water Service, Inc.	20	579
Cadiz, Inc.*	30	572
Middlesex Water Co.	30	524
Synthesis Energy Systems, Inc.*	60	291
US Geothermal, Inc.*	150	267

Total Utilities		94,098

CONSUMER STAPLES 2.2%
Ralcorp Holdings, Inc.*	140	9,437
Longs Drug Stores Corp.	95	7,186
Flowers Foods, Inc.	190	5,578
Casey’s General Stores, Inc.	130	3,922
Ruddick Corp.	100	3,245
Chattem, Inc.*	40	3,127
Universal Corp.	60	2,945
Hain Celestial Group, Inc.*	100	2,753
United Natural Foods, Inc.*	110	2,749
TreeHouse Foods, Inc.*	80	2,376
Nu Skin Enterprises, Inc.	142	2,303
Darling International, Inc.*	200	2,222
Fresh Del Monte Produce, Inc.*	100	2,220
Lancaster Colony Corp.	50	1,883
Sanderson Farms, Inc.	50	1,837
Winn-Dixie Stores, Inc.*	130	1,807

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Andersons, Inc.	50	$1,761
Chiquita Brands International, Inc.*	110	1,739
Tootsie Roll Industries, Inc.	60	1,735
Lance, Inc.	70	1,588
Green Mountain Coffee Roasters, Inc.*	40	1,574
WD-40 Co.	40	1,437
Vector Group Ltd.	80	1,413
J&J Snack Foods Corp.	40	1,356
Nash Finch Co.	30	1,294
Pantry, Inc.*	60	1,271
Spartan Stores, Inc.	50	1,244
Elizabeth Arden, Inc.*	60	1,178
Diamond Foods, Inc.	40	1,121
Weis Markets, Inc.	30	1,080
Smart Balance, Inc.*	160	1,050
Great Atlantic & Pacific Tea Company, Inc*	90	974
American Oriental Bioengineering, Inc.*	150	973
Central Garden and Pet Co. — Class A*	160	952
Boston Beer Co., Inc. — Class A*	20	950
Alliance One International, Inc.*	220	836
Cal-Maine Foods, Inc.	30	823
USANA Health Sciences, Inc.*	20	820
Prestige Brands Holdings, Inc. — Class A*	80	710
Ingles Markets, Inc. — Class A	30	685
Pricesmart, Inc.	40	670
Synutra International, Inc.*	30	604
Omega Protein Corp.*	50	588
Star Scientific, Inc.*	160	570
Inter Parfums, Inc.	40	542
Zhongpin, Inc.*	50	532
Farmer Brothers Co.	20	497
Village Super Market	10	477
Alico, Inc.	10	474
Coca-Cola Bottling Co. Consolidated	10	437
Imperial Sugar Co., Inc.	30	406
AgFeed Industries, Inc.*	50	395
Calavo Growers, Inc.	30	374
Griffin Land & Nurseries, Inc.	10	371
B&G Foods, Inc.	50	358
Susser Holdings Corp.*	20	301

		Market
	Shares	Value

Maui Land & Pineapple Co., Inc.*	10	$275
Pilgrim’s Pride Corp.	110	274
National Beverage Corp.*	30	266
China Sky One Medical, Inc.*	20	243
American Dairy, Inc.*	20	203
Mannatech, Inc.	40	160
Reddy Ice Holdings, Inc.	40	146
Spectrum Brands, Inc.*	100	139
Schiff Nutrition International, Inc.*	20	137
Lifeway Foods, Inc.*	10	117
HQ Sustainable Maritime Industries, Inc.*	20	101

Total Consumer Staples		93,811

TELECOMMUNICATION SERVICES 0.7%
tw telecom Inc.*	370	3,844
Fairpoint Communications, Inc.	263	2,280
Syniverse Holdings, Inc.*	130	2,159
Premiere Global Services, Inc.*	150	2,109
Cincinnati Bell, Inc.*	610	1,885
NTELOS Holdings Corp.	70	1,882
Iowa Telecommunications Services, Inc.	80	1,495
Alaska Communications Systems Group, Inc.	110	1,345
Shenandoah Telecommunications Co.	60	1,324
Global Crossing*	70	1,061
Centennial Communications Corp.*	170	1,061
General Communication, Inc. — Class A*	110	1,019
Cogent Communications Group, Inc.*	120	927
Consolidated Communications Holdings, Inc.	60	905
iPCS, Inc. — Class A*	40	891
Cbeyond, Inc.*	60	863
PAETEC Holding Corp.*	310	667
USA Mobility, Inc.	60	660
Atlantic Tele-Network, Inc.	20	560
FiberTower Corp.*	300	414
ICO Global Communications Holdings Ltd.*	260	283
Ibasis, Inc.	80	279

VARIABLE ANNUITY RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Virgin Mobile USA, Inc. — Class A*	80	$235
Hungarian Telephone & Cable Corp.*	10	199
Globalstar, Inc.*	100	170
TerreStar Corp.*	140	140
Vonage Holdings Corp.*	130	131
IDT Corp. — Class B*	130	96
Avanex Corp.*	20	94

Total Telecommunication Services		28,978

Total Common Stocks (Cost $2,588,521)		2,584,862

SECURITIES LENDING COLLATERAL 0.0%
Mount Vernon Securities Lending Trust Prime Portfolio	48	48

Total Securities Lending Collateral (Cost $48)		48

	Face
	Amount
REPURCHASE AGREEMENTS 114.9%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies
Credit Suisse Group issued 09/30/08 at 0.25% due 10/01/08††	$2,241,522	2,241,522
UBS, Inc. issued 09/30/08 at 0.14% due 10/01/08	867,310	867,310
issued 09/30/08 at 0.02% due 10/01/08	132,647	132,647
Mizuho Financial Group, Inc. issued 09/30/08 at 0.26% due 10/01/08	867,310	867,310
Morgan Stanley issued 09/30/08 at 0.10% due 10/01/08	867,310	867,310
Total Repurchase Agreements (Cost $4,976,099)		4,976,099

Total Investments 174.6% (Cost $7,564,668)		$7,561,009

Liabilities in Excess of Other Assets – (74.6)%		$(3,231,516)

Net Assets – 100.0%		$4,329,194

		Unrealized
	Contracts	Gain(Loss)

FUTURES CONTRACTS PURCHASED
December 2008 Russell 2000 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $818,160)	12	$(14,010)

	Units
EQUITY INDEX SWAP AGREEMENTS
Credit Suisse Capital, LLC December 2008 Russell 2000 Index Swap, Terminating 12/29/08**
(Notional Market Value $5,376,160)	7,911	—

*	Non-Income Producing Security.

**	Total Return based on Russell 2000 Index +/- financing at a variable rate.

†	All or a portion of this security is on loan at September 30, 2008.

††	All or a portion of this security was pledged as equity index swap collateral at September 30, 2008

VARIABLE ANNUITY S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

COMMON STOCKS 80.7%

INFORMATION TECHNOLOGY 12.8%
Microsoft Corp.	17,935	$478,685
International Business Machines Corp.	3,050	356,728
Cisco Systems, Inc.*	13,300	300,048
Hewlett-Packard Co.	5,510	254,782
Intel Corp.	12,660	237,122
Apple, Inc.*	2,057	233,799
Google, Inc. — Class A*	540	216,281
Oracle Corp.*	9,066	184,130
Qualcomm, Inc.	3,700	158,989
Dell, Inc.*	4,074	67,139
Texas Instruments, Inc.	2,950	63,425
EMC Corp*	4,660	55,734
Corning, Inc.	3,550	55,522
eBay, Inc.*	2,480	55,502
Yahoo!, Inc.*	3,184	55,083
Automatic Data Processing, Inc.	1,150	49,162
Adobe Systems, Inc.*	1,244	49,101
Applied Materials, Inc.	3,020	45,693
Western Union Co.	1,707	42,112
Symantec Corp.*	1,926	37,711
Motorola, Inc.	5,100	36,414
MasterCard, Inc.	167	29,614
Tyco Electronics Ltd.	1,065	29,458
Electronic Arts, Inc.*	720	26,633
Juniper Networks, Inc.*	1,220	25,705
Paychex, Inc.	732	24,178
Agilent Technologies, Inc.*	810	24,025
Intuit, Inc.*	746	23,581
Xerox Corp.	1,960	22,599
Broadcom Corp. — Class A*	990	18,444
Fiserv, Inc.*	387	18,313
CA, Inc.	908	18,124
Autodesk, Inc.*	538	18,050
Amphenol Corp.	428	17,180
Analog Devices, Inc.	650	17,127
Cognizant Technology Solutions Corp. — Class A*	696	15,890
Linear Technology Corp.	500	15,330
Xilinx, Inc.	620	14,539
MEMC Electronic Materials, Inc.*	510	14,413
NetApp, Inc.*	781	14,238
Altera Corp.	680	14,062
Harris Corp.	300	13,860

		Market
	Shares	Value

Computer Sciences Corp.*	340	$13,665
Nvidia Corp.*	1,250	13,387
Sun Microsystems, Inc.*	1,700	12,920
KLA-Tencor Corp.	390	12,343
BMC Software, Inc.*	431	12,340
Microchip Technology, Inc.	410	12,066
Salesforce.com, Inc.*	246	11,906
VeriSign, Inc.*	440	11,475
Affiliated Computer Services, Inc. — Class A*	220	11,139
Citrix Systems, Inc.*	435	10,988
SanDisk Corp.*	536	10,479
Fidelity National Information Services, Inc.	439	8,104
Teradata Corp.*	400	7,800
LSI Logic Corp.*	1,450	7,772
Total System Services, Inc.	468	7,675
National Semiconductor Corp.	440	7,572
Advanced Micro Devices, Inc.*	1,370	7,192
Molex, Inc.	320	7,184
Micron Technology, Inc.*	1,710	6,925
Akamai Technologies, Inc.*	395	6,889
Lexmark International, Inc.*	210	6,840
Compuware Corp.*	575	5,572
QLogic Corp.*	310	4,762
Jabil Circuit, Inc.	496	4,732
Novellus Systems, Inc.*	220	4,321
Convergys Corp.*	275	4,064
JDS Uniphase Corp.*	480	4,061
Novell, Inc.*	780	4,009
Tellabs, Inc.*	900	3,654
Teradyne, Inc.*	380	2,968
Unisys Corp.*	810	2,227
Ciena Corp.*	200	2,016

Total Information Technology		3,697,572

FINANCIALS 12.7%
JPMorgan Chase & Co.	8,300	387,610
Bank of America Corp.	10,274	359,590
Wells Fargo & Co.	7,450	279,598
Citigroup, Inc.	12,260	251,453
U.S. Bancorp	3,920	141,198
Goldman Sachs Group, Inc.	980	125,440
American Express Co.	2,610	92,472
Merrill Lynch & Co., Inc.	3,450	87,285
MetLife, Inc.	1,550	86,800
Bank of New York Mellon Corp.	2,580	84,056
Prudential Financial, Inc.	960	69,120
AFLAC, Inc.	1,070	62,862

 1

VARIABLE ANNUITY S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Travelers Companies, Inc.	1,330	$60,116
PNC Financial Services Group, Inc.	780	58,266
Morgan Stanley	2,500	57,500
CME Group, Inc.	152	56,470
Allstate Corp.	1,220	56,266
State Street Corp.	970	55,174
Charles Schwab Corp.	2,100	54,600
Simon Property Group, Inc.	521	50,537
BB&T Corp.	1,240	46,872
Chubb Corp.	810	44,469
Capital One Financial Corp.	850	43,350
Marsh & McLennan Companies, Inc.	1,155	36,683
Northern Trust Corp.	500	36,100
SunTrust Banks, Inc.	800	35,992
Loews Corp.	820	32,382
T. Rowe Price Group, Inc.	580	31,152
Franklin Resources, Inc.	350	30,845
Public Storage	291	28,812
Aon Corp.	630	28,325
Vornado Realty Trust	310	28,194
Equity Residential	632	28,067
Hartford Financial Services Group, Inc.	680	27,873
Progressive Corp.	1,586	27,596
Boston Properties, Inc.	270	25,288
Principal Financial Group, Inc.	580	25,224
ProLogis	610	25,175
Lincoln National Corp.	580	24,830
HCP, Inc.	589	23,637
NYSE Euronext	600	23,508
Hudson City Bancorp, Inc.	1,170	21,586
American International Group, Inc.	6,050	20,147
Plum Creek Timber Co., Inc. (REIT)	401	19,994
KIMCO Realty Corp.	531	19,615
Unum Group	780	19,578
Leucadia National Corp.	413	18,767
Ameriprise Financial, Inc.	490	18,718
Invesco Ltd.	870	18,253
Wachovia Corp.	4,860	17,010
AvalonBay Communities, Inc.	170	16,731
Host Hotels & Resorts, Inc.	1,218	16,187
Moody’s Corp.	463	15,742
Fifth Third Bancorp	1,300	15,470
M&T Bank Corp.	170	15,173
Regions Financial Corp.	1,560	14,976
Discover Financial Services	1,080	14,926
Assurant, Inc.	270	14,850

		Market
	Shares	Value

IntercontinentalExchange, Inc.*	176	$14,200
SLM Corp.*	1,098	13,549
KeyCorp	1,110	13,253
XL Capital Ltd.	700	12,558
Legg Mason, Inc.	320	12,179
American Capital Ltd.	474	12,092
Torchmark Corp.	200	11,960
Marshall & Ilsley Corp.	580	11,687
Comerica, Inc.	343	11,247
Cincinnati Financial Corp.	370	10,523
Zions Bancorporation	260	10,062
Developers Diversified Realty Corp.	283	8,968
Janus Capital Group, Inc.	360	8,741
Genworth Financial, Inc. — Class A	980	8,438
General Growth Properties, Inc.	533	8,048
Apartment Investment & Management Co. — Class A	204	7,144
Huntington Bancshares, Inc.	820	6,552
Federated Investors, Inc. — Class B	208	6,001
MBIA, Inc.	466	5,545
CB Richard Ellis Group, Inc. — Class A*	408	5,455
Sovereign Bancorp, Inc.	1,220	4,819
CIT Group, Inc.	660	4,594
First Horizon National Corp.	450	4,210
E*Trade Financial Corp.*	1,285	3,598
National City Corp.	1,710	2,993
MGIC Investment Corp.	288	2,025

Total Financials		3,648,951

ENERGY 11.1%
Exxon Mobil Corp.	12,001	931,998
Chevron Corp.	4,768	393,265
ConocoPhillips	3,553	260,257
Schlumberger Ltd.	2,862	223,494
Occidental Petroleum Corp.	1,911	134,630
Devon Energy Corp.	1,042	95,030
Transocean, Inc.*	767	84,247
Apache Corp.	788	82,173
Halliburton Co.	2,102	68,084
Marathon Oil Corp.	1,658	66,104
XTO Energy, Inc.	1,305	60,709
Hess Corp.	667	54,747
Anadarko Petroleum Corp.	1,097	53,215
EOG Resources, Inc.	594	53,139

 2

VARIABLE ANNUITY S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

National-Oilwell Varco, Inc.*	997	$50,079
Baker Hughes, Inc.	738	44,679
Chesapeake Energy Corp.	1,235	44,287
Weatherford International Ltd.*	1,625	40,853
Valero Energy Corp.	1,245	37,724
Spectra Energy Corp.	1,464	34,843
Williams Companies, Inc.	1,357	32,093
Smith International, Inc.	519	30,434
Murphy Oil Corp.	456	29,248
Peabody Energy Corp.	641	28,845
Noble Corp.	649	28,491
Southwestern Energy Co.*	812	24,798
Noble Energy, Inc.	401	22,292
El Paso Corp.	1,654	21,105
Consol Energy, Inc.	436	20,008
Cameron International Corp.*	519	20,002
ENSCO International, Inc.	340	19,594
Nabors Industries Ltd.*	669	16,671
Range Resources Corp.	366	15,690
Pioneer Natural Resources Co.	288	15,057
BJ Services Co.	709	13,563
Sunoco, Inc.	279	9,927
Cabot Oil & Gas Corp.	249	8,999
Rowan Companies, Inc.	270	8,249
Massey Energy Co.	198	7,063
Tesoro Corp.	310	5,112

Total Energy		3,190,798

HEALTH CARE 10.5%
Johnson & Johnson, Inc.	6,317	437,642
Pfizer, Inc.	15,180	279,919
Abbott Laboratories	3,470	199,803
Merck & Company, Inc.	4,820	152,119
Amgen, Inc.*	2,447	145,034
Medtronic, Inc.	2,580	129,258
Wyeth	3,000	110,820
Eli Lilly & Co.	2,250	99,068
Gilead Sciences, Inc.*	2,131	97,131
Bristol-Myers Squibb Co.	4,460	92,991
Baxter International, Inc.	1,410	92,538
UnitedHealth Group, Inc.	2,778	70,533
Schering-Plough Corp.	3,660	67,600
Celgene Corp.*	1,051	66,507
Covidien Ltd.	1,136	61,071
WellPoint, Inc.*	1,150	53,786
Thermo Fisher Scientific, Inc.*	940	51,700
Medco Health Solutions, Inc.*	1,140	51,300
Genzyme Corp.*	622	50,314

		Market
	Shares	Value

Becton, Dickinson & Co.	558	$44,785
Express Scripts, Inc.*	576	42,520
Boston Scientific Corp.*	3,380	41,473
Cardinal Health, Inc.	816	40,212
Aetna, Inc.	1,060	38,277
Stryker Corp.	571	35,573
Allergan, Inc.	690	35,535
St. Jude Medical, Inc.*	795	34,575
Zimmer Holdings, Inc.*	527	34,023
Biogen Idec, Inc.*	674	33,895
McKesson Corp.	625	33,631
C.R. Bard, Inc.	236	22,389
Intuitive Surgical, Inc.*	90	21,688
CIGNA Corp.	620	21,068
Forest Laboratories, Inc.*	713	20,164
Quest Diagnostics, Inc.	370	19,118
Laboratory Corporation of America Holdings*	261	18,140
Varian Medical Systems, Inc.*	295	16,853
Barr Pharmaceuticals, Inc.*	256	16,717
Humana, Inc.*	380	15,656
Hospira, Inc.*	371	14,172
DaVita, Inc.*	247	14,081
AmerisourceBergen Corp.	369	13,893
Waters Corp.*	233	13,556
Applied Biosystems Inc.	380	13,015
Coventry Health Care, Inc.*	347	11,295
Millipore Corp.*	120	8,256
IMS Health, Inc.	431	8,150
Mylan Laboratories, Inc.*	690	7,880
Watson Pharmaceuticals, Inc.*	240	6,840
PerkinElmer, Inc.	270	6,742
Patterson Companies, Inc.*	217	6,599
Tenet Healthcare Corp.*	987	5,478
King Pharmaceuticals, Inc.*	560	5,365

Total Health Care		3,030,748

CONSUMER STAPLES 9.7%
Procter & Gamble Co.	6,830	475,983
Wal-Mart Stores, Inc.	5,050	302,444
PepsiCo, Inc.	3,530	251,583
Coca-Cola Co.	4,480	236,902
Philip Morris International, Inc.	4,640	223,184
Kraft Foods, Inc.	3,420	112,005
CVS Caremark Corp.	3,230	108,722
Anheuser-Busch Companies, Inc.	1,620	105,106
Altria Group, Inc.	4,640	92,058

 3

VARIABLE ANNUITY S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Colgate-Palmolive Co.	1,140	$85,899
Walgreen Co.	2,230	69,041
Costco Wholesale Corp.	980	63,631
Kimberly-Clark Corp.	930	60,301
General Mills, Inc.	760	52,227
Sysco Corp.	1,360	41,929
Kroger Co.	1,470	40,396
Avon Products, Inc.	964	40,073
Wm. Wrigley Jr. Co.	490	38,906
H.J. Heinz Co.	700	34,979
Archer-Daniels-Midland Co.	1,450	31,769
Kellogg Co.	560	31,416
Lorillard, Inc.	390	27,749
Safeway, Inc.	980	23,246
UST, Inc.	336	22,357
Sara Lee Corp.	1,590	20,082
Clorox Co.	318	19,935
ConAgra Foods, Inc.	1,020	19,849
Campbell Soup Co.	482	18,605
Reynolds American, Inc.	380	18,476
Molson Coors Brewing Co. — Class B	340	15,895
Hershey Co.	381	15,065
Estee Lauder Companies, Inc. — Class A	266	13,276
Brown-Forman Corp. — Class B	180	12,926
Coca-Cola Enterprises, Inc.	710	11,907
McCormick & Co., Inc.	290	11,151
SUPERVALU, INC.	480	10,416
Constellation Brands, Inc. — Class A*	440	9,442
Pepsi Bottling Group, Inc.	314	9,159
Tyson Foods, Inc. — Class A	690	8,239
Dean Foods Co.*	340	7,942
Whole Foods Market, Inc.	320	6,410

Total Consumer Staples		2,800,681

INDUSTRIALS 9.0%
General Electric Co.	22,409	571,429
United Parcel Service, Inc. — Class B	2,381	149,741
United Technologies Corp.	2,170	130,330
3M Co.	1,575	107,588
Boeing Co.	1,675	96,061
Union Pacific Corp.	1,207	85,890
Lockheed Martin Corp.	778	85,323
Caterpillar, Inc.	1,417	84,453
Emerson Electric Co.	1,750	71,382
Honeywell International, Inc.	1,680	69,804
General Dynamics Corp.	922	67,878

		Market
	Shares	Value

Burlington Northern Santa Fe Corp.	674	$62,298
Norfolk Southern Corp.	892	59,059
FedEx Corp.	743	58,727
CSX Corp.	973	53,097
Raytheon Co.	940	50,299
Deere & Co.	960	47,520
Northrop Grumman Corp.	767	46,434
Danaher Corp.	595	41,293
Illinois Tool Works, Inc.	900	40,005
Tyco International Ltd.	1,094	38,312
Waste Management, Inc.	1,100	34,639
Paccar, Inc.	835	31,889
L-3 Communications Holdings, Inc.	284	27,923
Southwest Airlines Co.	1,749	25,378
Precision Castparts Corp.	310	24,422
ITT Corporation	431	23,968
Ingersoll-Rand Co. — Class A	720	22,442
Fluor Corp.	400	22,280
Cummins, Inc.	484	21,160
CH Robinson Worldwide, Inc.	408	20,792
Eaton Corp.	370	20,787
Parker Hannifin Corp.	380	20,140
Rockwell Collins, Inc.	376	18,082
Expeditors International of Washington, Inc.	509	17,734
Dover Corp.	420	17,031
Textron, Inc.	565	16,543
Pitney Bowes, Inc.	495	16,464
Jacobs Engineering Group, Inc.*	287	15,587
Cooper Industries Ltd. — Class A	390	15,580
Masco Corp.	844	15,141
Fastenal Co.	306	15,113
W.W. Grainger, Inc.	150	13,045
Rockwell Automation, Inc.	345	12,882
Goodrich Corp.	288	11,981
RR Donnelley & Sons Co.	484	11,873
Avery Dennison Corp.	250	11,120
Equifax, Inc.	308	10,611
Pall Corp.	270	9,285
Allied Waste Industries, Inc.*	796	8,844
Cintas Corp.	304	8,728
Ryder System, Inc.	140	8,680
Robert Half International, Inc.	350	8,663
Terex Corp.*	229	6,989
Manitowoc Co., Inc.	290	4,510

 4

VARIABLE ANNUITY S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Monster Worldwide, Inc.*	280	$4,175

Total Industrials		2,591,404

CONSUMER DISCRETIONARY 6.8%
McDonald’s Corp.	2,530	156,101
Comcast Corp. — Class A	6,636	130,265
Walt Disney Co.	4,230	129,819
Time Warner, Inc.	8,070	105,798
Home Depot, Inc.	3,820	98,900
Target Corp.	1,700	83,385
Lowe’s Companies, Inc.	3,300	78,177
News Corp. — Class A	5,170	61,988
Nike, Inc. — Class B	913	61,080
Amazon.com, Inc.*	720	52,387
Johnson Controls, Inc.	1,340	40,642
Staples, Inc.	1,600	36,000
Viacom, Inc. — Class B*	1,400	34,776
Carnival Corp.	980	34,643
DIRECTV Group, Inc.*	1,322	34,597
Yum! Brands, Inc.	1,060	34,567
Kohl’s Corp.*	691	31,841
TJX Companies, Inc.	966	29,482
Omnicom Group, Inc.	754	29,074
Best Buy Company, Inc.	760	28,500
Ford Motor Co.*	5,260	27,352
Starbucks Corp.*	1,665	24,758
McGraw-Hill Companies, Inc.	747	23,613
CBS Corp.	1,576	22,978
Harley-Davidson, Inc.	564	21,037
Coach, Inc.*	804	20,132
Fortune Brands, Inc.	340	19,502
Bed Bath & Beyond, Inc.*	612	19,223
The Gap, Inc.	1,060	18,847
H&R Block, Inc.	784	17,836
Marriott International, Inc. — Class A	670	17,480
Macy’s, Inc.	955	17,171
J.C. Penney Company, Inc.	500	16,670
VF Corp.	200	15,462
Apollo Group, Inc. — Class A*	249	14,766
Mattel, Inc.	810	14,612
Genuine Parts Co.	360	14,476
Whirlpool Corp.	177	14,034
Sears Holdings Corp.*	136	12,716
GameStop Corp. — Class A*	370	12,658
Sherwin-Williams Co.	220	12,575
General Motors Corp.	1,275	12,049
International Game Technology, Inc.	700	12,026

		Market
	Shares	Value

Starwood Hotels & Resorts Worldwide, Inc.	420	$11,819
AutoZone, Inc.*	95	11,717
Limited Brands, Inc.	640	11,085
Newell Rubbermaid, Inc.	620	10,701
Nordstrom, Inc.	360	10,375
Eastman Kodak Co.	650	9,997
Tiffany & Co.	280	9,946
Hasbro, Inc.	280	9,722
Darden Restaurants, Inc.	329	9,419
Polo Ralph Lauren Corp.	140	9,330
Gannett Co., Inc.	538	9,098
Goodyear Tire & Rubber Co.*	576	8,819
D.R. Horton, Inc.	657	8,554
Black & Decker Corp.	140	8,505
Leggett & Platt, Inc.	386	8,411
Interpublic Group of Companies, Inc.*	1,070	8,292
Abercrombie & Fitch Co. — Class A	205	8,087
Stanley Works	184	7,680
Family Dollar Stores, Inc.	310	7,347
Scripps Networks Interactive, Inc.	200	7,262
Expedia, Inc.*	477	7,207
Snap-On, Inc.	134	7,056
Pulte Homes, Inc.	480	6,706
Wyndham Worldwide Corp.	400	6,284
Washington Post Co. — Class B	10	5,568
RadioShack Corp.	300	5,184
Lennar Corp. — Class A	339	5,149
Big Lots, Inc.*	180	5,009
Centex Corp.	298	4,828
Harman International Industries, Inc.	139	4,736
New York Times Co. — Class A	278	3,973
Liz Claiborne, Inc.	226	3,713
Jones Apparel Group, Inc.	200	3,702
Office Depot, Inc.*	620	3,608
KB HOME	180	3,542
AutoNation, Inc.*	244	2,743
Meredith Corp.	80	2,243
Dillard’s, Inc. — Class A	140	1,652

Total Consumer Discretionary		1,963,064

UTILITIES 2.9%
Exelon Corp.	1,506	94,306
Southern Co.	1,786	67,314
Dominion Resources, Inc.	1,340	57,325

 5

VARIABLE ANNUITY S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Duke Energy Corp.	2,954	$51,488
FPL Group, Inc.	940	47,282
FirstEnergy Corp.	701	46,960
Entergy Corp.	441	39,254
Public Service Enterprise Group, Inc.	1,173	38,463
American Electric Power Company, Inc.	940	34,808
PPL Corp.	863	31,948
PG&E Corp.	838	31,383
Edison International	747	29,805
Sempra Energy	565	28,516
Consolidated Edison, Inc.	647	27,795
Progress Energy, Inc.	618	26,654
Xcel Energy, Inc.	1,049	20,970
Ameren Corp.	492	19,203
AES Corp.*	1,594	18,634
Questar Corp.	414	16,941
DTE Energy Co.	386	15,486
Allegheny Energy, Inc.	389	14,304
CenterPoint Energy, Inc.	807	11,758
Pepco Holdings, Inc.	474	10,859
Constellation Energy Group, Inc.	424	10,303
NiSource, Inc.	655	9,668
Integrys Energy Group, Inc.	180	8,989
Pinnacle West Capital Corp.	239	8,224
TECO Energy, Inc.	506	7,959
CMS Energy Corp.	533	6,647
Nicor, Inc.	109	4,834
Dynegy Inc.*	1,179	4,221

Total Utilities		842,301

MATERIALS 2.8%
Monsanto Co.	1,289	127,585
E.I. du Pont de Nemours and Co.	2,125	85,637
Dow Chemical Co.	2,180	69,280
Praxair, Inc.	746	53,518
Freeport-McMoRan Copper & Gold, Inc.	916	52,075
Alcoa, Inc.	1,916	43,263
Newmont Mining Corp.	1,095	42,442
Air Products & Chemicals, Inc.	502	34,382
Weyerhaeuser Co.	505	30,593
Nucor Corp.	754	29,783
International Paper Co.	1,020	26,704
PPG Industries, Inc.	387	22,570
United States Steel Corp.	278	21,576
Rohm & Haas Co.	298	20,860

		Market
	Shares	Value

Ecolab, Inc.	418	$20,281
Vulcan Materials Co.	259	19,296
Sigma-Aldrich Corp.	299	15,674
CF Industries Holdings, Inc.	139	12,713
Eastman Chemical Co.	179	9,856
MeadWestvaco Corp.	407	9,487
Ball Corp.	230	9,083
Sealed Air Corp.	378	8,312
Pactiv Corp.*	309	7,672
International Flavors & Fragrances, Inc.	190	7,497
Allegheny Technologies, Inc.	239	7,062
AK Steel Holding Corp.	268	6,947
Bemis Co.	239	6,264
Hercules, Inc.	268	5,304
Ashland, Inc.	140	4,094
Titanium Metals Corp.	200	2,268

Total Materials		812,078

TELECOMMUNICATION SERVICES 2.4%
AT&T, Inc.	13,270	370,498
Verizon Communications, Inc.	6,410	205,697
Sprint Nextel Corp.	6,430	39,223
American Tower Corp. — Class A*	890	32,013
Embarq Corp.	320	12,976
Windstream Corp.	990	10,831
Qwest Communications International, Inc.	3,340	10,788
CenturyTel, Inc.	230	8,430
Frontier Communications Corp.	710	8,165

Total Telecommunication Services		698,621

Total Common Stocks (Cost $22,054,325)		23,276,218

	Face
	Amount
REPURCHASE AGREEMENTS 14.9%

Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Mizuho Financial Group, Inc. issued 09/30/08 at 0.26% due 10/01/08	$1,039,788	1,039,788

 6

VARIABLE ANNUITY S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

	Face	Market
	Amount	Value

UBS, Inc. issued 09/30/08 at 0.14% due 10/01/08	$1,039,788	$1,039,788
issued 09/30/08 at 0.02% due 10/01/08	159,026	159,026
Morgan Stanley issued 09/30/08 at 0.10% due 10/01/08	1,039,788	1,039,788
Credit Suisse Group issued 09/30/08 at 0.25% due 10/01/08	1,033,633	1,033,633

Total Repurchase Agreements (Cost $4,312,023)		4,312,023

Total Investments 95.6% (Cost $26,366,348)		$27,588,241

Other Assets in Excess of Liabilities – 4.4%		$1,273,418

Net Assets – 100.0%		$28,861,659

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS PURCHASED
December 2008 S&P 500 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $36,327,563)	619	$(679,366)

*	Non-Income Producing Security.

 7

VARIABLE ANNUITY SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

COMMON STOCKS 100.4%

HEALTH CARE 43.5%
Thermo Fisher Scientific, Inc.*	52,900	$2,909,500
Medtronic, Inc.	40,500	2,029,050
Alcon, Inc. — SP ADR	12,019	1,941,189
Baxter International, Inc.	27,000	1,772,010
Covidien Ltd.	28,500	1,532,160
Applied Biosystems Inc.	43,800	1,500,150
Covance, Inc.*	16,800	1,485,288
Waters Corp.*	24,200	1,407,956
Genentech, Inc.*	15,600	1,383,408
Stryker Corp.	21,800	1,358,140
Pharmaceutical Product Development, Inc.	32,500	1,343,875
Illumina, Inc.*	31,400	1,272,642
Amgen, Inc.*	20,800	1,232,816
Becton, Dickinson & Co.	15,300	1,227,978
Millipore Corp.*	17,500	1,204,000
Invitrogen Corp.*	30,100	1,137,780
Boston Scientific Corp.*	92,400	1,133,748
Charles River Laboratories International, Inc.*	20,300	1,127,259
Zimmer Holdings, Inc.*	16,100	1,039,416
St. Jude Medical, Inc.*	23,600	1,026,364
Bio-Rad Laboratories, Inc. — Class A*	10,332	1,024,108
PerkinElmer, Inc.	40,200	1,003,794
Techne Corp.*	13,700	988,044
Bruker BioSciences Corp.*	69,450	925,768
Gilead Sciences, Inc.*	19,900	907,042
C.R. Bard, Inc.	9,400	891,778
Parexel International Corp.*	28,900	828,274
Varian Medical Systems, Inc.*†	14,000	799,820
Intuitive Surgical, Inc.*	3,300	795,234
Celgene Corp.*	11,400	721,392
Genzyme Corp.*	8,600	695,654
Hospira, Inc.*	18,200	695,240
DENTSPLY International, Inc.	17,400	653,196
Varian, Inc.*	14,898	639,124
Hologic, Inc.*	29,000	560,570
Biogen Idec, Inc.*	9,400	472,726
ImClone Systems, Inc.*	6,300	393,372
Cephalon, Inc.*	4,500	348,705
Vertex Pharmaceuticals, Inc.*†	9,900	329,076
Myriad Genetics, Inc.*†	3,900	253,032

		Market
	Shares	Value

Alexion Pharmaceuticals, Inc.*	6,400	$251,520
OSI Pharmaceuticals, Inc.*	5,000	246,450
United Therapeutics Corp.*	2,100	220,857
BioMarin Pharmaceuticals, Inc.*	8,300	219,867
Amylin Pharmaceuticals, Inc.*	10,200	206,244

Total Health Care		44,135,616

CONSUMER STAPLES 32.2%
Procter & Gamble Co.	62,400	4,348,656
Philip Morris International, Inc.	48,600	2,337,660
Wal-Mart Stores, Inc.	36,500	2,185,985
Colgate-Palmolive Co.	23,900	1,800,865
Coca-Cola Co.	31,500	1,665,720
PepsiCo, Inc.	22,800	1,624,956
Kimberly-Clark Corp.	24,800	1,608,032
Altria Group, Inc.	77,100	1,529,664
Anheuser-Busch Companies, Inc.	15,700	1,018,616
CVS Caremark Corp.	29,000	976,140
Diageo PLC — SP ADR	14,100	970,926
Clorox Co.	14,500	909,005
Lorillard, Inc.	12,000	853,800
Walgreen Co.	24,900	770,904
UST, Inc.	11,400	758,556
Costco Wholesale Corp.	11,600	753,188
Energizer Holdings, Inc.*	8,200	660,510
Church & Dwight Co., Inc.	9,700	602,273
Kroger Co.	21,900	601,812
Sysco Corp.	19,300	595,019
Reynolds American, Inc.	11,328	550,767
Safeway, Inc.	19,000	450,680
Coca-Cola Enterprises, Inc.	25,400	425,958
Dr Pepper Snapple Group, Inc.*	15,700	415,736
Molson Coors Brewing Co. — Class B	8,600	402,050
Pepsi Bottling Group, Inc.	12,800	373,376
Brown-Forman Corp. — Class B	4,400	315,964
Constellation Brands, Inc. — Class A*	14,500	311,170
SUPERVALU, INC.	13,500	292,950
Hansen Natural Corp.*	8,600	260,150
Whole Foods Market, Inc.	11,900	238,357
Longs Drug Stores Corp.	3,100	234,484
WD-40 Co.	6,168	221,616
Universal Corp.	4,440	217,960
BJ’s Wholesale Club, Inc.*	5,600	217,616
Vector Group Ltd.	10,381	183,329

 1

VARIABLE ANNUITY SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Central European Distribution Corp.*	4,000	$181,640
Ruddick Corp.	5,500	178,475
Casey’s General Stores, Inc.	5,900	178,003
PepsiAmericas, Inc.	8,351	173,033
United Natural Foods, Inc.*	6,100	152,439
Winn-Dixie Stores, Inc.*	8,600	119,540

Total Consumer Staples		32,667,580

INDUSTRIALS 16.8%
Southwest Airlines Co.	107,300	1,556,923
Union Pacific Corp.	19,200	1,366,272
Burlington Northern Santa Fe Corp.	13,800	1,275,534
Norfolk Southern Corp.	18,100	1,198,401
Canadian National Railway Co.	22,900	1,095,307
CSX Corp.	18,600	1,015,002
AMR Corp.*	77,200	758,104
Northwest Airlines Corp.*	77,300	698,019
Delta Air Lines, Inc.*	93,600	697,320
Continental Airlines, Inc. — Class B*	39,900	665,532
JetBlue Airways Corp.*	104,500	517,275
J.B. Hunt Transport Services, Inc.	14,300	477,191
UAL Corp.†	53,600	471,144
Copa Holdings SA	14,200	461,500
Allegiant Travel Co.*	12,600	445,032
SkyWest, Inc.	27,800	444,244
Kansas City Southern*	10,000	443,600
Ryder System, Inc.	6,800	421,600
Alaska Air Group, Inc.*	19,700	401,683
US Airways Group, Inc.*	59,900	361,197
Con-way, Inc.	7,400	326,414
Landstar System, Inc.	7,400	326,044
Hertz Global Holdings, Inc.*†	41,700	315,669
Werner Enterprises, Inc.	14,400	312,624
Heartland Express, Inc.	18,700	290,224
Knight Transportation, Inc.	16,000	271,520
AirTran Holdings, Inc.*	102,100	248,103
Old Dominion Freight Line, Inc.*	8,400	238,056

Total Industrials		17,099,534

FINANCIALS 7.9%
HSBC Holdings PLC — SP ADR	18,600	1,503,438
Wells Fargo & Co.	34,400	1,291,032
U.S. Bancorp	24,200	871,684
Barclays PLC — SP ADR	32,300	797,810
PNC Financial Services Group, Inc.	7,400	552,780

		Market
	Shares	Value

BB&T Corp.	13,700	$517,860
SunTrust Banks, Inc.	9,200	413,908
M&T Bank Corp.	4,000	357,000
UnionBanCal Corp.	4,600	337,134
Marshall & Ilsley Corp.	12,800	257,920
Fifth Third Bancorp	21,300	253,470
Regions Financial Corp.†	26,200	251,520
KeyCorp	21,000	250,740
Comerica, Inc.	7,400	242,646
Wachovia Corp.	47,300	165,550

Total Financials		8,064,492

Total Common Stocks
(Cost $105,819,556)		101,967,222

SECURITIES LENDING COLLATERAL 0.9%
Mount Vernon Securities Lending Trust Prime Portfolio	918,254	918,254

Total Securities Lending Collateral
(Cost $918,254)		918,254

Total Investments 101.3%
(Cost $106,737,810)		$102,885,476

Liabilities in Excess of Other Assets – (1.3)%		$(1,335,552)

Net Assets – 100.0%		$101,549,924

*	Non-Income Producing Security.

†	All or a portion of this security is on loan at September 30, 2008.

ADR – American Depository Receipt

 2

VARIABLE ANNUITY SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

COMMON STOCKS 99.6%

CONSUMER DISCRETIONARY 28.1%
Meritage Homes Corp.*	11,711	$289,262
PetMed Express, Inc.*†	16,943	266,005
Panera Bread Co. — Class A*	4,470	227,523
True Religion Apparel, Inc.*	8,119	209,876
Standard-Pacific Corp.*	41,635	204,428
Stage Stores, Inc.	14,243	194,559
NutriSystem, Inc.†	10,949	194,016
Coinstar, Inc.*	6,025	192,800
Pool Corp.†	7,960	185,707
K-Swiss, Inc. — Class A	9,585	166,779
Gymboree Corp.*	4,460	158,330
Jos. A. Bank Clothiers, Inc.*	4,437	149,083
Tractor Supply Co.*	3,411	143,433
Volcom, Inc.*	8,279	143,061
Papa John’s International, Inc.*	5,075	137,837
Hibbett Sports Inc.*	6,556	131,251
CEC Entertainment, Inc.*	3,928	130,410
Pre-Paid Legal Services, Inc.*	2,999	123,739
Dress Barn, Inc.*	7,851	120,042
Arbitron, Inc.	2,663	119,009
Polaris Industries, Inc.	2,434	110,723
Zumiez, Inc.*	6,609	108,916
P.F. Chang’s China Bistro, Inc.*	4,625	108,872
Stamps.com, Inc.*	8,950	104,447
Universal Technical Institute, Inc.*	5,025	85,727
Drew Industries, Inc.*	4,995	85,464
Shuffle Master, Inc.*	16,689	84,947
Sonic Corp.*	5,341	77,818
Deckers Outdoor Corp.*	635	66,091
Fossil, Inc.*	2,208	62,332
Christopher & Banks Corp.	7,532	57,770
Monarch Casino & Resort, Inc.*	4,592	52,303
LKQ Corp.*	2,661	45,157
WMS Industries, Inc.*	1,443	44,113
Select Comfort Corp.*	18,772	30,974
CROCS, Inc.*	6,010	21,516

Total Consumer Discretionary		4,634,320

INFORMATION TECHNOLOGY 20.2%
j2 Global Communications, Inc.*	11,175	260,936
Quality Systems, Inc.	5,674	239,783

		Market
	Shares	Value

Websense, Inc.*	10,410	$232,664
Wright Express Corp.*	7,030	209,846
Bankrate, Inc.*	5,078	197,585
Concur Technologies, Inc.*	3,525	134,867
Epicor Software Corp.*	16,880	133,183
United Online, Inc.	12,579	118,368
Comtech Telecommunications Corp.*	2,399	118,127
CACI International, Inc. — Class A*	2,306	115,531
Smith Micro Software, Inc.*	16,060	114,026
Tyler Technologies, Inc.*	6,995	106,114
DealerTrack Holdings, Inc.*	6,210	104,577
Netgear, Inc.*	6,916	103,740
Intevac, Inc.*	9,238	98,292
SPSS, Inc.*	3,151	92,513
Faro Technologies, Inc.*	4,495	91,563
Secure Computing Corp.*	16,630	91,132
InfoSpace, Inc.	8,134	88,254
Scansource, Inc.*	2,963	85,305
EPIQ Systems, Inc.*	6,095	82,892
Blackbaud, Inc.	4,308	79,483
Daktronics, Inc.	4,190	69,805
Micros Systems, Inc.*	2,590	69,049
Sonic Solutions, Inc.*†	12,791	56,280
Brightpoint, Inc.*	7,200	51,840
Stratasys, Inc.*†	2,860	49,964
Diodes, Inc.*	2,627	48,468
ViaSat, Inc.*	2,050	48,339
LoJack Corp.*	5,269	35,250
Global Payments, Inc.	1	45

Total Information Technology		3,327,821

HEALTH CARE 18.5%
LHC Group, Inc.*	9,776	278,420
HealthExtras, Inc.*	9,234	241,192
Martek Biosciences Corp.	7,280	228,738
Palomar Medical Technologies, Inc.*	13,100	176,326
Immucor, Inc.*	4,761	152,162
Sciele Pharma, Inc.	4,859	149,609
AMN Healthcare Services, Inc.*	7,526	132,232
Integra LifeSciences Holdings Corp.*	2,861	125,970
PharMerica Corp.*	5,255	118,185
Molina Healthcare, Inc.*	3,423	106,113
inVentiv Health, Inc.*	5,430	95,894
Cooper Companies, Inc.	2,735	95,069
Kendle International, Inc.*	2,065	92,326
Dionex Corp.*	1,390	88,334

 1

VARIABLE ANNUITY SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Merit Medical Systems, Inc.*	4,685	$87,937
AmSurg Corp.*	3,100	78,957
Pediatrix Medical Group, Inc.*	1,456	78,508
Kensey Nash Corp.*	2,298	72,295
Par Pharmaceutical Companies, Inc.*	5,680	69,807
American Medical Systems Holdings, Inc.*	3,896	69,193
Amedisys, Inc.*	1,411	68,673
Abaxis, Inc.*	3,010	59,297
Air Methods Corp.*	2,060	58,319
ICU Medical, Inc.*	1,896	57,657
LCA-Vision, Inc.	12,337	57,244
Sunrise Senior Living, Inc.*	3,965	54,677
Haemonetics Corp.*	800	49,376
SurModics, Inc.*	1,466	46,164
Healthways, Inc.*	2,603	41,986
PharmaNet Development Group, Inc.*	2,364	17,068

Total Health Care		3,047,728

FINANCIALS 10.9%
Greenhill & Co., Inc.	4,195	309,381
Wilshire Bancorp, Inc.	19,264	234,443
Portfolio Recovery Associates, Inc.*	4,504	219,029
TradeStation Group, Inc.*	16,986	158,819
Zenith National Insurance Corp.	4,050	148,392
Infinity Property & Casualty Corp.	3,513	144,736
World Acceptance Corp.*	3,844	138,384
optionsXpress Holdings, Inc.	7,110	138,076
PrivateBancorp, Inc.	2,604	108,483
Nara Bancorp, Inc.	8,397	94,046
First Cash Financial Services, Inc.*	5,160	77,400
UCBH Holdings, Inc.	5,555	35,608

Total Financials		1,806,797

ENERGY 7.7%
Basic Energy Services, Inc.*	10,745	228,869
Unit Corp.*	3,666	182,640
St. Mary Land & Exploration Co.	4,581	163,313
Hornbeck Offshore Services, Inc.*	3,871	149,498
Penn Virginia Corp.	2,732	145,998

		Market
	Shares	Value

Petroleum Development Corp.*	3,030	$134,441
CARBO Ceramics, Inc.	2,486	128,302
Superior Well Services, Inc.*	3,930	99,468
Dril-Quip, Inc.*	820	35,580

Total Energy		1,268,109

INDUSTRIALS 7.5%
Landstar System, Inc.	3,911	172,319
Ceradyne, Inc.*	3,899	142,937
Orbital Sciences Corp.*	5,540	132,794
Knight Transportation, Inc.	7,478	126,902
Simpson Manufacturing Co., Inc.†	3,994	108,198
Heartland Express, Inc.	6,297	97,729
Curtiss-Wright Corp.	2,105	95,672
Toro Co.	2,033	83,963
Teledyne Technologies, Inc.*	1,380	78,881
Forward Air Corp.	2,840	77,333
Waste Connections, Inc.*	2,254	77,312
AAR Corp.*	2,960	49,106

Total Industrials		1,243,146

MATERIALS 3.7%
Headwaters, Inc.*	14,109	188,355
Deltic Timber Corp.	2,830	180,101
NewMarket Corp.	2,370	124,567
Balchem Corp.	3,140	83,744
Brush Engineered Materials, Inc.*	2,290	42,526

Total Materials		619,293

CONSUMER STAPLES 3.0%
Mannatech, Inc.†	37,153	148,612
Green Mountain Coffee Roasters, Inc.*	2,390	94,022
Chattem, Inc.*	1,160	90,689
Boston Beer Co., Inc. — Class A*	1,835	87,144
United Natural Foods, Inc.*	2,940	73,471

Total Consumer Staples		493,938

Total Common Stocks
(Cost $14,851,275)		16,441,152

 2

VARIABLE ANNUITY SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

SECURITIES LENDING COLLATERAL 3.0%
Mount Vernon Securities Lending Trust Prime Portfolio	489,118	$489,118
Total Securities Lending Collateral
(Cost $489,118)		489,118

	Face
	Amount
REPURCHASE AGREEMENTS 1.9%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Credit Suisse Group issued 09/30/08 at 0.25% due 10/01/08	315,097	315,097

Total Repurchase Agreements
(Cost $315,097)		315,097

Total Investments 104.5%
(Cost $15,655,490)		$17,245,367

Liabilities in Excess of Other Assets – (4.5)%		$(741,661)

Net Assets – 100.0%		$16,503,706

*	Non-Income Producing Security.

†	All or a portion of this security is on loan at September 30, 2008.

 3

VARIABLE ANNUITY SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

COMMON STOCKS 99.6%

CONSUMER DISCRETIONARY 31.6%
Finish Line, Inc. — Class A	95,881	$957,851
M/I Homes, Inc.†	17,953	408,969
La-Z-Boy, Inc.	39,519	368,317
Haverty Furniture Companies, Inc.	27,458	314,120
Jo-Ann Stores, Inc.*	14,235	298,650
Stein Mart, Inc.	69,497	271,733
Bassett Furniture Industries, Inc.	30,828	263,579
Standard Motor Products, Inc.	37,246	231,670
Fred’s, Inc.	15,733	223,723
Group 1 Automotive, Inc.	9,463	205,631
National Presto Industries, Inc.	2,609	194,370
Oxford Industries, Inc.	7,170	185,201
Tuesday Morning Corp.*†	44,415	183,434
Zale Corp.*	7,010	175,250
Brunswick Corp.	12,965	165,822
Cato Corp. — Class A	9,140	160,407
Superior Industries International, Inc.	8,343	159,852
Arctic Cat, Inc.	17,017	155,706
Nautilus, Inc.*†	30,793	140,724
OfficeMax Inc.	14,730	130,950
Brown Shoe Co., Inc.	7,700	126,126
Ruby Tuesday, Inc.*	21,040	121,822
PEP Boys-Manny Moe & Jack	19,512	120,584
Live Nation, Inc.*	7,352	119,617
Lithia Motors, Inc. — Class A	22,511	97,022
Sonic Automotive, Inc.	11,180	94,583
O’Charleys, Inc.	10,329	90,379
Landry’s Restaurants, Inc.	5,394	83,877
MarineMax, Inc.*	10,320	74,614
Ethan Allen Interiors, Inc.	2,407	67,444
Audiovox Corp. — Class A*	5,721	53,606
Libbey, Inc.	6,154	52,371
Steak n Shake Co.*†	5,679	49,294
Big 5 Sporting Goods Corp.	4,512	46,564
Monaco Coach Corp.	23,515	45,854
Cabela’s, Inc. — Class A*	3,105	37,508
CKE Restaurants, Inc.	3,120	33,072
CPI Corp.	2,565	27,574

Total Consumer Discretionary		6,537,870

		Market
	Shares	Value

FINANCIALS 27.8%
Stewart Information Services Corp.†	11,835	$352,091
First Bancorp Puerto Rico	29,747	329,002
LandAmerica Financial Group, Inc.	10,260	248,805
SWS Group, Inc.	11,556	232,969
Colonial Properties Trust	9,793	183,031
Safety Insurance Group, Inc.†	4,152	157,485
Central Pacific Financial Corp.	8,782	147,625
Umpqua Holding Corp.	9,683	142,437
Lexington Realty Trust	7,820	134,660
Susquehanna Bancshares, Inc.	6,828	133,283
BioMed Realty Trust, Inc.	5,003	132,329
Parkway Properties, Inc.	3,442	130,314
Flagstar Bancorp, Inc.	42,723	127,315
Medical Properties Trust Inc.†	11,115	126,155
First Financial Bancorp	8,507	124,202
Mid-America Apartment Communities, Inc.	2,448	120,295
First Commonwealth Financial Corp.†	8,802	118,563
Old National Bancorp	5,889	117,898
Home Properties, Inc.	2,028	117,523
Pennsylvania Real Estate Investment Trust	5,942	112,007
Independent Bank Corp.†	17,629	109,124
Community Bank System, Inc.	4,277	107,567
Corus Bankshares, Inc.†	26,270	106,393
Urstadt Biddle Properties, Inc.	5,670	106,312
Presidential Life Corp.	6,460	102,003
Sterling Bancorp	6,581	95,161
National Retail Properties, Inc.	3,900	93,405
Senior Housing Properties Trust	3,840	91,507
Sovran Self Storage, Inc.	2,025	90,497
Entertainment Properties Trust	1,533	83,886
LTC Properties, Inc.	2,852	83,621
Selective Insurance Group, Inc.	3,566	81,733
Brookline Bancorp, Inc.	5,951	76,113
Sterling Savings Bank	5,174	75,023
Irwin Financial Corp.	18,801	74,264

 1

VARIABLE ANNUITY SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

National Penn Bancshares, Inc.	5,074	$74,080
Inland Real Estate Corp.†	4,711	73,916
Whitney Holding Corp.	3,040	73,720
BankAtlantic Bancorp, Inc. - Class A	8,765	71,873
Kite Realty Group Trust	6,347	69,817
Dime Community Bancshares	4,439	67,562
Bank Mutual Corp.	5,628	63,878
TrustCo Bank Corp.†	5,115	59,897
Financial Federal Corp.	2,590	59,363
Provident Bankshares Corp.	5,996	58,221
DiamondRock Hospitality Co.	6,188	56,311
United Fire & Casualty Co.	1,925	55,036
South Financial Group, Inc.	7,487	54,880
Hanmi Financial Corp.	10,789	54,484
United Bankshares, Inc.	1,430	50,050
PS Business Parks, Inc.	801	46,138
First Midwest Bancorp, Inc.	1,301	31,536
FirstFed Financial Corp.*†	2,814	22,062
Guaranty Financial Group, Inc.*	4,915	19,414
Anchor BanCorp Wisconsin, Inc.	1,767	12,987

Total Financials		5,739,823

INDUSTRIALS 14.4%
Wabash National Corp.	39,226	370,686
Arkansas Best Corp.	9,112	306,983
Standex International Corp.	9,805	272,089
Gibraltar Industries, Inc.	10,808	202,218
Universal Forest Products, Inc.	5,411	188,898
Standard Register Co.	15,064	148,380
Watsco, Inc.	2,845	143,047
Applied Signal Technology, Inc.	7,375	128,177
Spherion Corp.*	25,888	126,075
ABM Industries, Inc.	5,465	119,356
Griffon Corp.*	13,127	118,406
Volt Information Sciences, Inc.*	12,034	108,065
A.O. Smith Corp.	2,573	100,836
Tredegar Corp.	5,631	100,175
Briggs & Stratton Corp.	5,347	86,514
Lydall, Inc.*	8,025	77,281
CDI Corp.	3,202	71,501
NCI Building Systems, Inc.*	2,020	64,135
C&D Technologies, Inc.*†	8,978	50,995
Lawson Products, Inc.	1,790	49,493

		Market
	Shares	Value

United Stationers, Inc.*	949	$45,391
Mueller Industries, Inc.	1,922	44,225
Insituform Technologies, Inc. — Class A*	2,800	41,888

Total Industrials		2,964,814

UTILITIES 7.8%
Laclede Group, Inc.	4,809	233,188
Atmos Energy Corp.	8,265	220,014
CH Energy Group, Inc.	3,555	154,891
Southwest Gas Corp.	4,574	138,409
Avista Corp.	4,979	108,094
Allete, Inc.	2,205	98,123
Piedmont Natural Gas Co.	2,786	89,041
UIL Holding Corp.	2,541	87,233
Unisource Energy Corp.	2,922	85,293
New Jersey Resources Corp.	2,369	85,023
UGI Corp.	3,166	81,619
Central Vermont Public Service Corp.	2,993	70,156
Cleco Corp.	2,606	65,802
Northwest Natural Gas Co.	987	51,324
Southern Union Co.	1,900	39,235

Total Utilities		1,607,445

MATERIALS 6.1%
Rock-Tenn Co. — Class A	4,997	199,780
PolyOne Corp.*	27,842	179,581
Wausau Paper Corp.	17,640	178,693
Quaker Chemical Corp.	5,653	160,884
Stepan Co.	2,690	146,793
A. Schulman, Inc.	6,113	120,915
Georgia Gulf Corp.	44,025	110,063
Schweitzer-Mauduit International, Inc.	2,552	48,462
Material Sciences Corp.*	8,269	47,547
A.M. Castle & Co.	2,670	46,138
Omnova Solutions, Inc.*	11,845	23,572

Total Materials		1,262,428

INFORMATION TECHNOLOGY 5.7%
Gevity HR, Inc.	41,182	299,805
SYNNEX Corp.*†	11,534	257,669
Ciber, Inc.*	13,815	96,567
CTS Corp.	7,448	95,185
Insight Enterprises, Inc.*	5,323	71,381
Park Electrochemical Corp.	2,553	61,885
Black Box Corp.	1,590	54,903
Symmetricom, Inc.*	10,465	52,011
Benchmark Electronics, Inc.*	3,620	50,970
Gerber Scientific, Inc.*	5,470	49,996
Rudolph Technologies, Inc.*	5,300	44,414

 2

VARIABLE ANNUITY SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Methode Electronics, Inc. — Class A	3,466	$30,986
Photronics, Inc.*	10,133	19,050

Total Information Technology		1,184,822

CONSUMER STAPLES 4.4%
Nash Finch Co.	5,728	246,991
Central Garden and Pet Co. — Class A*	38,817	230,961
Spartan Stores, Inc.	6,068	150,972
Alliance One International, Inc.*	29,786	113,187
Longs Drug Stores Corp.	955	72,236
Lance, Inc.	2,369	53,753
Spectrum Brands, Inc.*†	14,622	20,325
Great Atlantic & Pacific Tea Company, Inc*	1,525	16,500

Total Consumer Staples		904,925

HEALTH CARE 1.8%
Owens & Minor, Inc.	1,983	96,175
Cambrex Corp.*	15,000	92,250
Datascope Corp.	1,647	85,035
Gentiva Health Services, Inc.*	2,139	57,625
Medcath Corp.*	2,618	46,914

Total Health Care		377,999

Total Common Stocks (Cost $19,168,212)		20,580,126

SECURITIES LENDING COLLATERAL 1.6%
Mount Vernon Securities Lending Trust Prime Portfolio	347,294	347,294

Total Securities Lending Collateral (Cost $347,294)		347,294

	Face
	Amount
REPURCHASE AGREEMENTS 1.5%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies Credit Suisse Group issued 09/30/08 at 0.25% due 10/01/08	302,405	302,405

Total Repurchase Agreements (Cost $302,405)		302,405

Total Investments 102.7% (Cost $19,817,911)		$21,229,825

Liabilities in Excess of Other Assets – (2.7)%		$(563,951)

Net Assets – 100.0%	$20,665,874

*	Non-Income Producing Security.

†	All or a portion of this security is on loan at September 30, 2008

 3

VARIABLE ANNUITY STRENGTHENING DOLLAR 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

	Face	Market
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES 21.9%
Federal Farm Credit Bank*
0.55% due 10/02/08	$1,000,000	$999,985
Federal Home Loan Bank*
2.15% due 10/07/08	1,000,000	999,641

Total Federal Agency Discount Notes (Cost $1,999,627)		1,999,626

REPURCHASE AGREEMENTS 73.5%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies
Credit Suisse Group issued 09/30/08 at 0.25% due 10/01/08†	1,939,931	1,939,931
Mizuho Financial Group, Inc. issued 09/30/08 at 0.26% due 10/01/08	1,515,042	1,515,042
UBS, Inc. issued 09/30/08 at 0.14% due 10/01/08	1,515,042	1,515,042
issued 09/30/08 at 0.02% due 10/01/08	231,712	231,712
Morgan Stanley issued 09/30/08 at 0.10% due 10/01/08	1,515,042	1,515,042

Total Repurchase Agreements (Cost $6,716,769)		6,716,769

Total Investments 95.4% (Cost $8,716,396)		$8,716,395

Other Assets in Excess of Liabilities – 4.6%		$420,340

Net Assets – 100.0%		$9,136,735

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS PURCHASED
December 2008 U.S. Dollar Index Futures Contracts
(Aggregate Market Value of Contracts $15,564,360)	196	$(110,502)

		Unrealized
	Units	Gain

CURRENCY INDEX SWAP AGREEMENT
Goldman Sachs International November 2008 U.S. Dollar Index Swap, Terminating 11/25/08**
(Notional Market Value $2,696,266)	33,891	$66,826

*	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

 1

VARIABLE ANNUITY TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

COMMON STOCKS 99.4%

Microsoft Corp.	17,654	$471,185
International Business Machines Corp.	3,162	369,828
Cisco Systems, Inc.*	15,897	358,636
Hewlett-Packard Co.	7,246	335,055
Oracle Corp.*	15,088	306,437
Intel Corp.	15,491	290,146
Google, Inc. — Class A*	648	259,537
Apple, Inc.*	2,184	248,233
Qualcomm, Inc.	5,719	245,745
SAP AG — SP ADR	4,550	243,106
Nokia Oyj — SP ADR	11,319	211,099
Taiwan Semiconductor Manufacturing Company Ltd. — SP ADR	21,400	200,518
Canon, Inc. — SP ADR	5,060	191,015
eBay, Inc.*	7,077	158,383
Research In Motion Ltd.*	2,170	148,211
EMC Corp*	12,207	145,996
Dell, Inc.*	8,743	144,085
Visa, Inc.	2,340	143,653
Automatic Data Processing, Inc.	3,356	143,469
Telefonaktiebolaget LM Ericsson — SP ADR	15,196	143,298
Accenture Ltd. — Class A	3,742	142,196
Texas Instruments, Inc.	6,463	138,954
Adobe Systems, Inc.*	3,426	135,224
Corning, Inc.	8,378	131,032
Yahoo!, Inc.*	7,532	130,304
Western Union Co.	5,190	128,037
Symantec Corp.*	6,363	124,588
Applied Materials, Inc.	8,175	123,688
Infosys Technologies Ltd. — SP ADR	3,640	121,248
Motorola, Inc.	16,774	119,766
Paychex, Inc.	3,182	105,101
Intuit, Inc.*	3,262	103,112
Juniper Networks, Inc.*	4,571	96,311
Tyco Electronics Ltd.	3,450	95,427
MasterCard, Inc.	535	94,872
Electronic Arts, Inc.*	2,478	91,661
Agilent Technologies, Inc.*	3,073	91,145
CA, Inc.	4,493	89,680
Xerox Corp.	7,739	89,231
STMicroelectronics NV — SP ADR	8,598	87,528
AU Optronics Corp. — SP ADR	7,594	86,268
Fiserv, Inc.*	1,759	83,236

		Market
	Shares	Value

Autodesk, Inc.*	2,392	$80,252
Xilinx, Inc.	3,282	76,963
Analog Devices, Inc.	2,903	76,494
Linear Technology Corp.	2,477	75,945
Alcatel-Lucent*	19,338	74,258
Altera Corp.	3,585	74,138
ASML Holding NV	4,129	72,712
Harris Corp.	1,572	72,626
Nvidia Corp.*	6,707	71,832
Amphenol Corp. — Class A	1,768	70,968
McAfee, Inc.*	2,087	70,875
Alliance Data Systems Corp.*	1,114	70,605
Broadcom Corp. — Class A*	3,761	70,067
Computer Sciences Corp.*	1,735	69,730
Amdocs, Ltd.*	2,541	69,573
Baidu.com — SP ADR*	280	69,504
Cognizant Technology Solutions Corp. — Class A*	3,042	69,449
Microchip Technology, Inc.	2,299	67,660
Sun Microsystems, Inc.*	8,740	66,424
SanDisk Corp.*	3,376	66,001
NetApp, Inc.*	3,602	65,664
Check Point Software Technologies Ltd.*	2,887	65,650
Seagate Technology	5,400	65,448
Affiliated Computer Services, Inc. — Class A*	1,287	65,161
Flir Systems, Inc.*	1,690	64,930
Iron Mountain, Inc.*	2,644	64,540
Flextronics International Ltd.*	8,963	63,458
BMC Software, Inc.*	2,186	62,585
KLA-Tencor Corp.	1,969	62,319
Citrix Systems, Inc.*	2,452	61,938
Salesforce.com, Inc.*	1,260	60,984
SAIC, Inc.*	2,980	60,285
VeriSign, Inc.*	2,249	58,654
Satyam Computer Services Ltd. — SP ADR†	3,630	58,625
Lam Research Corp.*	1,845	58,099
Mettler Toledo International, Inc.*	579	56,742
Global Payments, Inc.	1,260	56,524
Hewitt Associates, Inc. — Class A*	1,550	56,482
MEMC Electronic Materials, Inc.*	1,987	56,153
Avnet, Inc.*	2,253	55,491
National Semiconductor Corp.	3,193	54,952
Marvell Technology Group Ltd.*	5,903	54,898
Fidelity National Information Services, Inc.	2,953	54,512

 1

VARIABLE ANNUITY TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

Advanced Micro Devices, Inc.*	10,270	$53,918
Western Digital Corp.*	2,507	53,449
DST Systems, Inc.*	952	53,302
NCR Corp.*	2,417	53,295
Teradata Corp.*	2,720	53,040
Lexmark International, Inc.*	1,616	52,633
Itron, Inc.*	590	52,233
Infineon Technologies AG — SP ADR*	9,260	51,763
LSI Logic Corp.*	9,495	50,893
Arrow Electronics, Inc.*	1,932	50,657
Trimble Navigation Ltd.*	1,870	48,358
ANSYS, Inc.*	1,273	48,209
Ingram Micro, Inc. — Class A*	2,985	47,969
Total System Services, Inc.	2,830	46,412
Synopsys, Inc.*	2,316	46,204
Micron Technology, Inc.*	11,338	45,919
SunPower Corp.*	635	43,869
Red Hat, Inc.*	2,904	43,763
Nuance Communications, Inc.*	3,490	42,543
ON Semiconductor Corp.*	6,280	42,453
Equinix, Inc.*	610	42,371
CommScope, Inc.*	1,110	38,450
Broadridge Financial Solutions, Inc.	2,490	38,321
VMware, Inc.*†	1,420	37,829
Akamai Technologies, Inc.*	2,160	37,670
Brocade Communications Systems, Inc.*	6,410	37,306
Intersil Corp. — Class A	2,124	35,216
Jabil Circuit, Inc.	3,480	33,199
Nortel Networks Corp.*	7,860	17,606
Cypress Semiconductor Corp.*	2,317	12,095

Total Common Stocks (Cost $9,961,110)		11,297,359

SECURITIES LENDING COLLATERAL 0.3%
Mount Vernon Securities Lending Trust Prime Portfolio	37,119	37,119

Total Securities Lending Collateral (Cost $37,119)		37,119

	Face	Market
	Amount	Value

REPURCHASE AGREEMENT 0.8%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Credit Suisse Group issued 09/30/08 at 0.25% due 10/01/08	$88,227	$88,227

Total Repurchase Agreement (Cost $88,227)		88,227

Total Investments 100.5% (Cost $10,086,456)		$11,422,705

Liabilities in Excess of Other Assets – (0.5)%		$(61,203)

Net Assets – 100.0%		$11,361,502

*	Non-Income Producing Security.

†	All or a portion of this security is on loan at September 30, 2008

ADR – American Depository Receipt.

 2

VARIABLE ANNUITY TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

COMMON STOCKS 99.5%

AT&T, Inc.	24,209	$675,915
Cisco Systems, Inc.*	29,313	661,301
Vodafone Group PLC — SP ADR	23,547	520,389
Verizon Communications, Inc.	15,870	509,268
Qualcomm, Inc.	10,543	453,033
Deutsche Telekom AG — SP ADR	28,335	431,542
Nokia Oyj — SP ADR	20,869	389,207
America Movil SAB de CV — SP ADR	8,375	388,265
BCE, Inc.	8,065	279,936
Research In Motion Ltd.*	3,993	272,722
Telefonaktiebolaget LM Ericsson — SP ADR	28,010	264,134
Corning, Inc.	15,446	241,576
Motorola, Inc.	30,935	220,876
American Tower Corp. — Class A*	5,586	200,929
Sprint Nextel Corp.	32,343	197,292
Juniper Networks, Inc.*	8,420	177,410
Crown Castle International Corp.*	4,963	143,778
Alcatel-Lucent*	35,643	136,869
Harris Corp.	2,893	133,657
Embarq Corp.	3,264	132,355
NII Holdings, Inc. — Class B*	3,410	129,307
Qwest Communications International, Inc.	37,955	122,595
Windstream Corp.	10,836	118,546
MetroPCS Communications, Inc.*	8,295	116,047
CenturyTel, Inc.	3,031	111,086
Level 3 Communications, Inc.*	40,580	109,566
Frontier Communications Corp.	9,499	109,239
Tele Norte Leste Participacoes SA — ADR	5,915	103,276
Leap Wireless International, Inc. — Class B*	2,320	88,392
U.S. Cellular Corp.*	1,745	81,875
SBA Communications Corp.*	3,145	81,361
CommScope, Inc.*	2,045	70,839
Brocade Communications Systems, Inc.*	11,815	68,763
Brasil Telecom Participacoes SA — SP ADR	1,362	66,547
F5 Networks, Inc.*	2,790	65,230

		Market
	Shares	Value

Nortel Networks Corp.*	14,491	$32,460

Total Common Stocks (Cost $6,611,291)		7,905,583

	Face
	Amount
REPURCHASE AGREEMENT 4.6%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Credit Suisse Group issued 09/30/08 at 0.25% due 10/01/08	$368,278	368,278

Total Repurchase Agreement (Cost $368,278)		368,278

Total Investments 104.1% (Cost $6,979,569)		$8,273,861

Liabilities in Excess of Other Assets – (4.1)%		$(327,148)

Net Assets – 100.0%		$7,946,713

*	Non-Income Producing Security.

ADR – American Depository Receipt.

 1

VARIABLE ANNUITY TRANSPORTATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

COMMON STOCKS 99.6%

United Parcel Service, Inc. — Class B	29,802	$1,874,248
Union Pacific Corp.	23,368	1,662,867
Burlington Northern Santa Fe Corp.	16,603	1,534,615
Norfolk Southern Corp.	21,396	1,416,629
FedEx Corp.	17,343	1,370,791
Canadian National Railway Co.	26,990	1,290,932
CSX Corp.	19,076	1,040,977
Southwest Airlines Co.	61,459	891,770
CH Robinson Worldwide, Inc.	15,275	778,414
Expeditors International of Washington, Inc.	19,341	673,840
J.B. Hunt Transport Services, Inc.	16,165	539,426
AMR Corp.*†	52,856	519,046
Kansas City Southern*	11,350	503,486
Ryder System, Inc.	7,944	492,528
Continental Airlines, Inc. — Class B*	29,209	487,206
Hertz Global Holdings, Inc.*†	57,019	431,634
Northwest Airlines Corp.*	47,678	430,532
Delta Air Lines, Inc.*	57,706	429,910
Landstar System, Inc.†	8,945	394,117
Alexander & Baldwin, Inc.	8,420	370,733
Con-way, Inc.	8,346	368,142
Kirby Corp.*	9,671	366,918
JetBlue Airways Corp.*	71,540	354,123
Werner Enterprises, Inc.	15,653	339,827
HUB Group, Inc. — Class A*	8,916	335,687
UTI Worldwide, Inc.	19,374	329,745
Heartland Express, Inc.	21,101	327,488
Knight Transportation, Inc.	18,165	308,260
Genesee & Wyoming, Inc. — Class A*	7,922	297,233
Old Dominion Freight Line, Inc.*	8,942	253,416
Atlas Air Worldwide Holdings Co., Inc.*	5,831	235,048
DryShips Inc.†	6,394	226,923
Genco Shipping & Trading Ltd.†	5,863	194,886
Eagle Bulk Shipping Inc.†	11,143	155,333
UAL Corp.	9	79

Total Common Stocks (Cost $19,933,514)		21,226,809

		Market
	Shares	Value

SECURITIES LENDING COLLATERAL 3.8%
Mount Vernon Securities Lending Trust Prime Portfolio	804,479	$804,479

Total Securities Lending Collateral (Cost $804,479)		804,479

	Face
	Amount
REPURCHASE AGREEMENT 1.9%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Credit Suisse Group issued 09/30/08 at 0.25% due 10/01/08	$405,128	405,128

Total Repurchase Agreement (Cost $405,128)		405,128

Total Investments 105.3% (Cost $21,143,121)		$22,436,416

Liabilities in Excess of Other Assets – (5.3)%		$(1,123,554)

Net Assets – 100.0%		$21,312,862

*	Non-Income Producing Security.

†	All or a portion of this security is on loan at September 30, 2008

 1

VARIABLE ANNUITY U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

	Face	Market
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES 62.2%
Fannie Mae*
2.44% due 10/27/08	$30,000,000	$29,947,133
2.43% due 10/20/08	25,000,000	24,967,938
Farmer Mac*
2.34% due 10/21/08	25,000,000	24,967,500
2.70% due 12/23/08	25,000,000	24,844,375
Federal Farm Credit Bank*
1.90% due 10/01/08	23,000,000	23,000,000
1.90% due 10/02/08	15,000,000	14,999,208
Federal Home Loan Bank*
2.62% due 10/07/08	25,000,000	24,989,083
2.32% due 01/08/09	25,000,000	24,840,500
3.10% due 01/12/09	25,000,000	24,778,264
2.80% due 02/17/09	20,000,000	19,783,778
Freddie Mac*
2.38% due 10/21/08	25,000,000	24,966,944
2.90% due 02/24/09	25,000,000	24,705,972

Total Federal Agency Discount Notes (Cost $286,790,695)		286,790,695

FEDERAL AGENCY BONDS 5.4%
Federal Home Loan Bank* 3.25% due 01/14/09	25,000,000	25,000,000

Total Federal Agency Bonds (Cost $25,000,000)		25,000,000

REPURCHASE AGREEMENTS 34.9%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Mizuho Financial Group, Inc. issued 09/30/08 0.26% due 10/01/08	38,847,525	38,847,525
UBS, Inc.
issued 09/30/08 at 0.14% due 10/01/08	38,847,525	38,847,525
issued 09/30/08 at 0.02% due 10/01/08	5,941,386	5,941,386
Morgan Stanley issued 09/30/08 at 0.10% due 10/01/08	38,847,525	38,847,525

	Face	Market
	Amount	Value

Credit Suisse Group Issued 09/30/08 at 0.25% due 10/01/08	$38,617,578	$38,617,578
Total Repurchase Agreements (Cost $161,101,539)		161,101,539

Total Investments 102.5% (Cost $472,892,234)		$472,892,234

Liabilities in Excess of Other Assets – (2.5)%		$(11,686,106)

Net Assets – 100.0%		$461,206,128

*	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

 1

VARIABLE ANNUITY UTILITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

		Market
	Shares	Value

COMMON STOCKS 99.9%

Exelon Corp.	16,104	$$1,008,432
Southern Co.	26,743	1,007,944
Dominion Resources, Inc.	20,611	881,739
Duke Energy Corp.	48,916	852,606
FirstEnergy Corp.	11,341	759,734
FPL Group, Inc.	14,354	722,006
American Electric Power Company, Inc.	18,318	678,316
Entergy Corp.	7,497	667,308
PG&E Corp.	17,523	656,236
Consolidated Edison, Inc.	15,272	656,085
Public Service Enterprise Group, Inc.	19,733	647,045
Progress Energy, Inc.	14,423	622,064
Sempra Energy	12,293	620,428
Edison International	14,660	584,934
PPL Corp.	15,792	584,620
Xcel Energy, Inc.	26,618	532,094
Ameren Corp.	13,006	507,624
DTE Energy Co.	11,266	451,992
AES Corp.*	36,668	428,649
Wisconsin Energy Corp.	9,325	418,692
SCANA Corp.	10,326	401,991
Allegheny Energy, Inc.	10,891	400,462
MDU Resources Group, Inc.	13,740	398,460
Questar Corp.	9,674	395,860
CenterPoint Energy, Inc.	26,348	383,890
Pepco Holdings, Inc.	16,296	373,341
Northeast Utilities	14,355	368,206
Calpine Corp.*	27,911	362,843
NRG Energy, Inc.*	14,560	360,360
Pinnacle West Capital Corp.	10,235	352,186
Integrys Energy Group, Inc.	7,046	351,877
NSTAR	10,439	349,707
Puget Energy, Inc.	12,914	344,804
Alliant Energy Corp.	10,478	337,496
NiSource, Inc.	22,816	336,764
Equitable Resources, Inc.	8,600	315,448
Hawaiian Electric Industries, Inc.	10,720	312,059
Piedmont Natural Gas Co.†	9,685	309,533
OGE Energy Corp.	9,821	303,272
Aqua America, Inc.	16,890	300,304
National Fuel Gas Co.†	7,094	299,225
Oneok, Inc.	8,655	297,732
UGI Corp.	11,487	296,135
TECO Energy, Inc.	18,709	294,293
DPL, Inc.	11,797	292,566
Westar Energy, Inc.	12,649	291,433

		Market
	Shares	Value

CMS Energy Corp.	23,202	$$289,329
Atmos Energy Corp.	10,729	285,606
ITC Holdings Corp.	5,491	284,269
AGL Resources, Inc.	8,628	270,747
Vectren Corp.	9,485	264,157
Energen Corp.	5,833	264,118
Mirant Corp.*	14,155	258,895
Southern Union Co.	12,503	258,187
Sierra Pacific Resources	25,072	240,190
Great Plains Energy, Inc.	10,576	234,999
Constellation Energy Group, Inc.	8,643	210,025
Ormat Technologies, Inc.	5,607	203,702
Reliant Energy, Inc.*	24,912	183,103
Dynegy Inc.*	47,214	169,026

Total Common Stocks (Cost $21,394,512)		25,535,148

SECURITIES LENDING COLLATERAL 1.5%
Mount Vernon Securities Lending Trust Prime Portfolio	387,928	387,928

Total Securities Lending Collateral (Cost $387,928)		387,928

	Face
	Amount
REPURCHASE AGREEMENT 1.8%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Credit Suisse Group issued 09/30/08 at 0.25% due 10/01/08	$465,890	465,890

Total Repurchase Agreement (Cost $465,890)		465,890

Total Investments 103.2% (Cost $22,248,330)		$26,388,966

Liabilities in Excess of Other Assets – (3.2)%		$(809,227)

Net Assets – 100.0%		$25,579,739

*	Non-Income Producing Security.

†	All or a portion of this security is on loan at September 30, 2008.

VARIABLE ANNUITY WEAKENING DOLLAR 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2008

	Face	Market
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES 25.3%
Federal Farm Credit Bank* 0.55% due 10/02/08	$1,000,000	$999,985
Federal Home Loan Bank* 2.15% due 10/07/08	1,000,000	999,641

Total Federal Agency Discount Notes (Cost $1,999,626)		1,999,626

REPURCHASE AGREEMENTS 82.9%
Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies

Credit Suisse Group issued 9/30/08 at 0.25% due 10/01/08	2,141,786	2,141,786
UBS, Inc.
issued 09/30/08 at 0.14% due 10/01/08	1,399,081	1,399,081
issued 09/30/08 at 0.02% due 10/01/08	213,977	213,977
Mizuho Financial Group, Inc. issued 09/30/08 at 0.26% due 10/01/08	1,399,081	1,399,081
Morgan Stanley issued 09/30/08 at 0.10% due 10/01/08	1,399,081	1,399,081

Total Repurchase Agreements (Cost $6,553,006)		6,553,006

Total Investments 108.2% (Cost $8,552,632)		$8,552,632

Liabilities in Excess of Other Assets – (8.2)%		$(650,079)

Net Assets – 100.0%		$7,902,553

		Unrealized
	Contracts	Loss

FUTURES CONTRACTS SOLD SHORT
December 2008 U.S. Dollar Index Futures Contracts (Aggregate Market Value of Contracts $12,546,780)	158	$(55,890)

		Unrealized
	Units	Gain

CURRENCY INDEX SWAP AGREEMENT SOLD SHORT
Goldman Sachs International November 2008 U.S. Dollar Index Swap, Terminating 11/25/08**
(Notional Market Value $3,026,675)	38,044	$97,558

*	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

 1

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. All time references are based on Eastern Time. The information contained in these notes may not apply to every Fund in the Trust.
A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price, usually as of 4:00 p.m. on the valuation date. Short-term securities, if any, are valued at amortized cost, which approximates market value.
Listed options held by the Trust are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers.
The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price, usually as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
Debt securities with a maturity greater than 60 days are valued at the last traded fill price at the close of the Funds’ pricing cycle, unless no trades were executed. If there are no trades, a security is valued at the reported bid price, at the close of the Funds’ pricing cycle, usually 4:00 p.m.
Structured notes are valued in accordance with the terms of their agreement at the value of the underlying index close, usually 4:00 p.m., adjusted for any interest accruals and financing charges. If the securities comprising the underlying index cease trading before a Fund’s close of business, the index will be fair valued with the use of an appropriate market indicator.
Traditional open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, usually 4:00 p.m. on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.
The value of domestic equity index and credit default swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE, usually 4:00 p.m. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.
The value of foreign equity index and currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the price at which orders are being filled at the close of the NYSE, usually 4:00 p.m. In the event that no order is filled at 4:00 p.m., the security dealer provides a fair value quote at which the swap agreement is valued. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.
Investments, for which market quotations are not readily available, are fair valued as determined in good faith by Rydex Investments under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.
B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.
C. Net investment income is computed and dividends are declared daily in the Government Long Bond 1.2x Strategy Fund and the U.S. Government Money Market Fund. Income dividends in these Funds are accrued daily. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions of net investment income in the remaining Funds and distributions of net realized capital gains in all Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets are not affected by these differences.
D. When a Fund engages in a short sale of an equity or fixed income security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and records this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.
E. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, that Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, that Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, that Fund will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security purchased by that Fund upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if a Fund enters into a closing purchase transaction, that Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).
F. The Trust may enter into stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
G. The Trust may enter into domestic equity index and domestic currency index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index or domestic currency index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index or domestic currency index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.
The Trust may enter into credit default swap agreements where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Upfront payments received or made by a Fund, are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.
H. The Trust may invest in structured notes, which are over-the-counter contracts linked to the performance of an underlying benchmark such as interest rates, equity markets, equity indices, commodities indices, corporate credits or foreign exchange markets. A structured note is a type of bond in which an issuer borrows money from investors and pays back the principal, adjusted for performance of the underlying benchmark, at a specified maturity date. In addition, the contract may require periodic interest payments. Structured notes are used to obtain exposure to a market without owning or taking physical custody of securities or commodities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Coupon payments are recorded as income while net payments are recorded as net realized gains or losses.
I. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.
J. The Trust may enter into forward currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the corresponding unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.
K. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the discount rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.
The Trust adopted Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.
Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:
Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund’s net assets as of September 30, 2008:

Assets	Level 1	Level 1	Level 2	Level 2	Level 3	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Fund	In Securities	Instruments	In Securities	Instruments	In Securities	Instruments	Total

Nova Fund	$34,103,338	$—	$—	$—	$—	$—	$34,103,338
Inverse S&P500 Strategy Fund	53,260,795	4,248,531	12,990,097	—	—	—	70,499,423
NASDAQ-100® Fund	46,117,972	—	—	—	—	—	46,117,972
Inverse NASDAQ-100® Strategy Fund	10,424,876	1,704,100	5,996,039	—	—	—	18,125,015
S&P500 2x Strategy Fund	27,588,241	—	—	—	—	—	27,588,241
NASDAQ-100® 2x Strategy Fund	30,425,239	—	—	—	—	—	30,425,239
Mid-Cap 1.5x Strategy Fund	12,495,303	—	—	—	—	—	12,495,303
Inverse Mid-Cap Strategy Fund	1,316,930	168,438	399,925	26,622	—	—	1,911,915
Russell 2000® 2x Strategy Fund	7,561,009	—	—	—	—	—	7,561,009
Russell 2000® 1.5x Strategy Fund	19,500,859	—	—	—	—	—	19,500,859
Inverse Russell 2000® Strategy Fund	2,623,216	—	1,399,738	330,446	—	—	4,353,400
Government Long Bond 1.2x Strategy Fund	34,106,560	—	13,076,468	—	—	—	47,183,028
Inverse Government Long Bond Strategy Fund	12,639,933	592,978	2,998,020	—	—	—	16,230,931
Europe 1.25x Strategy Fund	18,596,263	—	—	—	—	—	18,596,263
Japan 1.25x Strategy Fund	5,731,349	—	—	211,289	—	—	5,942,638
Dow 2x Strategy Fund	27,818,182	—	—	—	—	—	27,818,182
Inverse Dow 2x Strategy Fund	7,380,432	318,591	—	—	—	—	7,699,023
Small-Cap Value Fund	21,229,825	—	—	—	—	—	21,229,825
Mid-Cap Value Fund	16,768,946	—	—	—	—	—	16,768,946
Large-Cap Value Fund	13,056,495	—	—	—	—	—	13,056,495
Small-Cap Growth Fund	17,245,367	—	—	—	—	—	17,245,367
Mid-Cap Growth Fund	18,881,428	—	—	—	—	—	18,881,428
Large-Cap Growth Fund	18,375,116	—	—	—	—	—	18,375,116
U.S. Government Money Market Fund	447,892,234	—	—	—	—	—	447,892,234
Banking Fund	28,737,646	—	—	—	—	—	28,737,646
Basic Materials Fund	27,682,953	—	—	—	—	—	27,682,953
Biotechnology Fund	28,596,722	—	—	—	—	—	28,596,722
Consumer Products Fund	23,153,408	—	—	—	—	—	23,153,408
Electronics Fund	3,758,381	—	—	—	—	—	3,758,381
Energy Fund	43,222,188	—	—	—	—	—	43,222,188
Energy Services Fund	44,344,290	—	—	—	—	—	44,344,290
Financial Services Fund	13,977,510	—	—	—	—	—	13,977,510
Health Care Fund	38,015,838	—	—	—	—	—	38,015,838
Internet Fund	7,602,923	—	—	—	—	—	7,602,923
Leisure Fund	3,542,847	—	—	—	—	—	3,542,847
Precious Metals Fund	54,880,939	—	—	—	—	—	54,880,939
Retailing Fund	11,608,613	—	—	—	—	—	11,608,613
Technology Fund	11,422,705	—	—	—	—	—	11,422,705
Telecommunications Fund	8,273,861	—	—	—	—	—	8,273,861
Transportation Fund	22,436,416	—	—	—	—	—	22,436,416
Utilities Fund	26,388,966	—	—	—	—	—	26,388,966
Multi-Cap Core Equity Fund	2,965,001	—	—	—	—	—	2,965,001
Sector Rotation Fund	102,885,476	—	—	—	—	—	102,885,476
Absolute Return Strategies Fund	29,416,220	—	4,350	—	—	—	29,420,570
Alternative Strategies Allocation Fund	3,218,932	—	—	—	—	—	3,218,932
Commodities Strategy Fund	34,342,939	—	5,998,879	—	—	—	40,341,818
Hedged Equity Fund	9,108,710	—	—	—	—	—	9,108,710
International Rotation Fund	6,937,745	—	—	—	—	—	6,937,745
Real Estate Fund	35,471,444	—	—	—	—	—	35,471,444
Strengthening Dollar 2x Strategy Fund	6,716,769	—	1,999,626	—	—	—	8,716,395
Weakening Dollar 2x Strategy Fund	6,553,005	—	1,999,626	218,826	—	—	8,771,457
Amerigo Fund	297,114,292	41,902,455	—	—	—	—	339,016,747
Clermont Fund	56,251,438	4,451,510	277,240	—	—	—	60,980,188
Berolina Fund	62,328,903	7,452,615	712,540	—	—	—	70,494,058
Essential Portfolio Conservative Fund	12,679,779	—	—	—	—	—	12,679,779
Essential Portfolio Moderate Fund	20,111,483	—	—	—	—	—	20,111,483
Essential Portfolio Aggressive Fund	7,148,202	—	—	—	—	—	7,148,202

Liabilities	Level 1	Level 1	Level 2	Level 2	Level 3	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Fund	In Securities	Instruments	In Securities	Instruments	In Securities	Instruments	Total

Nova Fund	$—	$556,876	$—	$—	$—	$—	$556,876
Inverse S&P500 Strategy Fund	—	—	—	—	—	—	—
NASDAQ-100® Fund	—	656,940	—	—	—	—	656,940
Inverse NASDAQ-100® Strategy Fund	—	—	—	—	—	—	—
S&P500 2x Strategy Fund	—	679,366	—	—	—	—	679,366
NASDAQ-100® 2x Strategy Fund	—	3,952,211	—	—	—	—	3,952,211
Mid-Cap 1.5x Strategy Fund	—	870,925	—	129,217	—	—	1,000,142
Inverse Mid-Cap Strategy Fund	—	—	—	—	—	—	—
Russell 2000® 2x Strategy Fund	—	14,010	—	207,731	—	—	221,741
Russell 2000® 1.5x Strategy Fund	—	251,129	—	337,140	—	—	588,269
Inverse Russell 2000® Strategy Fund	—	6,561	—	—	—	—	6,561
Government Long Bond 1.2x Strategy Fund	—	101,789	—	—	—	—	101,789
Inverse Government Long Bond Strategy Fund	—	—	—	—	—	—	—
Europe 1.25x Strategy Fund	—	7,571	—	75,418	—	—	82,989
Japan 1.25x Strategy Fund	—	570,593	—	—	—	—	570,593
Dow 2x Strategy Fund	—	721,382	—	—	—	—	721,382
Inverse Dow 2x Strategy Fund	—	—	—	—	—	—	—
Small-Cap Value Fund	—	—	—	—	—	—	—
Mid-Cap Value Fund	—	—	—	—	—	—	—
Large-Cap Value Fund	—	—	—	—	—	—	—
Small-Cap Growth Fund	—	—	—	—	—	—	—
Mid-Cap Growth Fund	—	—	—	—	—	—	—
Large-Cap Growth Fund	—	—	—	—	—	—	—
U.S. Government Money Market Fund	—	—	—	—	—	—	—
Banking Fund	—	—	—	—	—	—	—
Basic Materials Fund	—	—	—	—	—	—	—
Biotechnology Fund	—	—	—	—	—	—	—
Consumer Products Fund	—	—	—	—	—	—	—
Electronics Fund	—	—	—	—	—	—	—
Energy Fund	—	—	—	—	—	—	—
Energy Services Fund	—	—	—	—	—	—	—
Financial Services Fund	—	—	—	—	—	—	—
Health Care Fund	—	—	—	—	—	—	—
Internet Fund	—	—	—	—	—	—	—
Leisure Fund	—	—	—	—	—	—	—
Precious Metals Fund	—	—	—	—	—	—	—
Retailing Fund	—	—	—	—	—	—	—
Technology Fund	—	—	—	—	—	—	—
Telecommunications Fund	—	—	—	—	—	—	—
Transportation Fund	—	—	—	—	—	—	—
Utilities Fund	—	—	—	—	—	—	—
Multi-Cap Core Equity Fund	—	3,427	—	—	—	—	3,427
Sector Rotation Fund	—	—	—	—	—	—	—
Absolute Return Strategies Fund	14,180,252	566,054	—	33,904	—	—	14,780,210
Alternative Strategies Allocation Fund	—	—	—	—	—	—	—
Commodities Strategy Fund	—	—	—	—	—	—	—
Hedged Equity Fund	3,576,781	558,719	—	6,212	—	—	4,141,712
International Rotation Fund	—	—	—	284,956	—	—	284,956
Real Estate Fund	—	—	—	—	—	—	—
Strengthening Dollar 2x Strategy Fund	—	—	—	43,676	—	—	43,676
Weakening Dollar 2x Strategy Fund	—	—	—	—	—	—	—
Amerigo Fund	—	—	—	—	—	—	—
Clermont Fund	—	—	—	—	—	—	—
Berolina Fund	—	—	—	—	—	—	—
Essential Portfolio Conservative Fund	—	—	—	—	—	—	—
Essential Portfolio Moderate Fund	—	—	—	—	—	—	—
Essential Portfolio Aggressive Fund	—	—	—	—	—	—	—

U.S. Government Money Market Fund (the “Fund”) has filed a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).
Under the Program, the Treasury will guarantee the share price of shares of the Fund held by shareholders as of September 19, 2008 at $1.00 per share if the Fund’s net asset value per share falls below $0.995 (a “Guarantee Event”) and the Fund liquidates. Recovery under the Program is subject to certain conditions and limitations, including the following:
•	For shareholders of a Fund, the Program provides a guarantee for the lesser of (a) the number of Fund shares owned by the shareholder as of the close of business on September 19, 2008, or (b) the number of Fund shares owned by the shareholder on the date of a Guarantee Event.
•	The total amount of coverage available for all participants in the Program is limited to the amount of funds available under the Federal Exchange Stabilization Fund at the time of a Guarantee Event (currently approximately $50 billion).
•	In order to recover, a Guarantee Event must occur during the term of the Program.
Fund shares acquired by investors after September 19, 2008 that increase the number of Fund shares the investor held as of the close of business on September 19, 2008 are not eligible for protection under the Program. In addition, Fund shares acquired by investors who did not hold Fund shares as of the close of business on September 19, 2008 are not eligible for protection under the Program.
The Program will be in effect for a three month term expiring on December 18, 2008, after which the Secretary of the Treasury will review the need for, and terms of, the Program. Participation in the initial three months of the Program requires a payment to the Treasury in the amount of .01% of the value of all shares outstanding as of September 19, 2008, which has been paid by the Fund. The Secretary may extend the Program through the close of business on September 18, 2009. If the Program is extended, the Fund will consider whether to continue to participate and pay any additional fees.

Item 2. Controls and Procedures.
(a)     Based on their evaluation on November 24, 2008, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Variable Trust (the “Trust”) believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Investments (“RI”), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. (“RD”), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RI on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report.
There was no fraud, whether or not material, involving officers or employees of RI, RD or the Trust who have a significant role in the Trust’s internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Advisor or the officers of the Trust, including its President and Treasurer.
(b)     There were no significant changes in the Trust’s or RI’s internal controls over financial reporting, (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Variable Trust

By (Signature and Title)*	/s/ Carl G. Verboncoeur
Carl G. Verboncoeur, President

Date	November 24, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Carl G. Verboncoeur
Carl G. Verboncoeur, President

Date	November 24, 2008

By (Signature and Title)*	/s/ Nick Bonos
Nick Bonos, Vice President & Treasurer

Date	November 24, 2008
* Print the name and title of each signing officer under his or her signature.